UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.8
11.7

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	19.1
Industrials	13.5
Consumer Staples	11.5
Health Care	11.0
Consumer Discretionary	9.9
Materials	7.6
Energy	6.1
Information Technology	5.9
Communication Services	5.0
Real Estate	3.1

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	23.7%
United Kingdom	15.7%
France	9.8%
Germany	8.8%
Switzerland	8.4%
Australia	6.5%
Netherlands	4.3%
United States of America*	3.4%
Spain	2.9%
Other	16.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	99.4
Short-Term Investments and Net Other Assets (Liabilities)	0.6

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	434	$5,532
Alumina Ltd.	1,620	2,925
Amcor Ltd.	766	7,214
AMP Ltd.	1,931	3,378
APA Group unit	781	5,309
Aristocrat Leisure Ltd.	380	7,131
ASX Ltd.	169	7,081
Aurizon Holdings Ltd.	1,317	3,917
Australia & New Zealand Banking Group Ltd.	2,063	37,881
Bank of Queensland Ltd.	263	1,797
Bendigo & Adelaide Bank Ltd.	322	2,333
BHP Billiton Ltd.	2,281	52,631
BlueScope Steel Ltd.	364	3,704
Boral Ltd.	776	3,083
Brambles Ltd.	1,053	7,919
Caltex Australia Ltd.	173	3,462
Challenger Ltd.	364	2,645
Cimic Group Ltd.	64	2,143
Coca-Cola Amatil Ltd.	335	2,351
Cochlear Ltd.	38	4,779
Commonwealth Bank of Australia	1,246	61,085
Computershare Ltd.	305	4,270
Crown Ltd.	251	2,224
CSL Ltd.	321	42,735
DEXUS Property Group unit	673	4,861
Dominos Pizza Enterprises Ltd.	40	1,530
Flight Centre Travel Group Ltd.	37	1,216
Fortescue Metals Group Ltd.	1,030	2,918
Goodman Group unit	1,288	9,468
Harvey Norman Holdings Ltd.	369	834
Healthscope Ltd.	1,151	1,720
Incitec Pivot Ltd.	1,099	3,035
Insurance Australia Group Ltd.	1,529	7,395
Lendlease Group unit	382	4,761
Macquarie Group Ltd.	236	19,587
Medibank Private Ltd.	1,823	3,602
Mirvac Group unit	2,456	3,774
National Australia Bank Ltd.	1,951	34,941
Newcrest Mining Ltd.	508	7,414
Orica Ltd.	250	3,038
Origin Energy Ltd. (a)	1,164	6,009
QBE Insurance Group Ltd.	897	7,191
Ramsay Health Care Ltd.	94	3,742
realestate.com.au Ltd.	35	1,775
Rio Tinto Ltd.	303	16,393
Santos Ltd.	1,172	5,511
Scentre Group unit	4,055	11,429
SEEK Ltd.	221	2,795
Sonic Healthcare Ltd.	267	4,264
South32 Ltd.	3,394	8,701
SP AusNet	1,196	1,448
Stockland Corp. Ltd. unit	1,611	4,118
Suncorp Group Ltd.	999	9,911
Sydney Airport unit	731	3,334
Tabcorp Holdings Ltd.	1,266	4,142
Telstra Corp. Ltd.	2,755	6,009
The GPT Group unit	1,194	4,363
TPG Telecom Ltd.	246	1,249
Transurban Group unit	1,730	13,893
Treasury Wine Estates Ltd.	476	5,097
Vicinity Centres unit	2,178	4,087
Wesfarmers Ltd.	822	27,137
Westpac Banking Corp.	2,429	46,141
Woodside Petroleum Ltd.	693	17,103
Woolworths Group Ltd.	980	19,730

TOTAL AUSTRALIA		623,195

Austria - 0.2%
Andritz AG	48	2,488
Erste Group Bank AG	199	8,114
OMV AG	97	5,398
Raiffeisen International Bank-Holding AG	98	2,675
Voestalpine AG	76	2,702

TOTAL AUSTRIA		21,377

Bailiwick of Jersey - 1.2%
Experian PLC	668	15,363
Ferguson PLC	173	11,682
Glencore Xstrata PLC	8,174	33,313
Randgold Resources Ltd.	62	4,877
Shire PLC	646	38,987
WPP PLC	899	10,173

TOTAL BAILIWICK OF JERSEY		114,395

Belgium - 0.9%
Ageas	121	6,059
Anheuser-Busch InBev SA NV	538	39,791
Colruyt NV	40	2,325
Groupe Bruxelles Lambert SA	53	4,933
KBC Groep NV	187	12,899
Proximus	101	2,580
Solvay SA Class A	49	5,586
Telenet Group Holding NV	35	1,700
UCB SA	84	7,058
Umicore SA	139	6,548

TOTAL BELGIUM		89,479

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	500	3,653
Dairy Farm International Holdings Ltd.	200	1,806
Hongkong Land Holdings Ltd.	800	4,736
Jardine Matheson Holdings Ltd.	200	11,542
Jardine Strategic Holdings Ltd.	100	3,350
Kerry Properties Ltd.	500	1,572
Li & Fung Ltd.	4,000	791
NWS Holdings Ltd.	1,000	1,979
Shangri-La Asia Ltd.	2,000	2,729
Yue Yuen Industrial (Holdings) Ltd.	500	1,368

TOTAL BERMUDA		33,526

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	200	1,727
Cheung Kong Property Holdings Ltd.	2,000	12,981
CK Hutchison Holdings Ltd.	2,000	20,135
Melco Crown Entertainment Ltd. sponsored ADR	164	2,727
MGM China Holdings Ltd.	800	1,130
Sands China Ltd.	1,600	6,305
WH Group Ltd. (b)	6,000	4,200
Wharf Real Estate Investment Co. Ltd.	1,000	6,191
Wynn Macau Ltd.	1,200	2,476

TOTAL CAYMAN ISLANDS		57,872

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	3	3,571
Series B	5	6,311
Carlsberg A/S Series B	84	9,266
Christian Hansen Holding A/S	65	6,570
Coloplast A/S Series B	79	7,376
Danske Bank A/S	515	9,879
DONG Energy A/S (b)	125	7,942
DSV de Sammensluttede Vognmaend A/S	138	11,095
Genmab A/S (a)	41	5,617
H Lundbeck A/S	46	2,148
ISS Holdings A/S	111	3,650
Novo Nordisk A/S Series B	1,283	55,408
Novozymes A/S Series B	174	8,598
Pandora A/S	73	4,567
Tryg A/S	80	1,934
Vestas Wind Systems A/S	129	8,090
William Demant Holding A/S (a)	67	2,205

TOTAL DENMARK		154,227

Finland - 1.2%
Elisa Corp. (A Shares)	94	3,742
Fortum Corp.	294	6,192
Kone Oyj (B Shares)	244	11,889
Metso Corp.	105	3,319
Neste Oyj	85	7,005
Nokia Corp.	4,013	22,668
Nokian Tyres PLC	102	3,244
Nordea Bank ABP (a)	2,190	19,047
Orion Oyj (B Shares)	69	2,376
Sampo Oyj (A Shares)	322	14,829
Stora Enso Oyj (R Shares)	365	5,501
UPM-Kymmene Corp.	392	12,614
Wartsila Corp.	352	6,002

TOTAL FINLAND		118,428

France - 9.8%
Accor SA	124	5,677
Aeroports de Paris	20	4,189
Air Liquide SA	308	37,328
Alstom SA	97	4,246
Amundi SA (b)	40	2,382
Arkema SA	46	4,834
Atos Origin SA	63	5,407
AXA SA	1,368	34,237
BIC SA	17	1,629
bioMerieux SA	27	2,061
BNP Paribas SA	795	41,538
Bollore SA	579	2,454
Bouygues SA	145	5,295
Bureau Veritas SA	176	3,977
Capgemini SA	117	14,312
Carrefour SA	385	7,479
Casino Guichard Perrachon SA	37	1,634
CNP Assurances	155	3,459
Compagnie de St. Gobain	368	13,863
Credit Agricole SA	840	10,758
Danone SA	440	31,158
Dassault Aviation SA	2	3,319
Dassault Systemes SA	94	11,802
Edenred SA	156	5,925
EDF SA	387	6,435
Eiffage SA	53	5,188
ENGIE	1,315	17,538
Essilor International SA	153	20,925
Eurazeo SA	31	2,266
Eutelsat Communications	116	2,353
Faurecia SA	50	2,430
Fonciere des Regions	25	2,513
Gecina SA	30	4,407
Groupe Eurotunnel SA	309	3,890
Hermes International SCA	23	13,156
ICADE	22	1,866
Iliad SA	18	2,085
Imerys SA	24	1,482
Ingenico SA	39	2,767
Ipsen SA	25	3,472
JCDecaux SA	49	1,613
Kering SA	54	24,074
Klepierre SA	135	4,587
L'Oreal SA	178	40,101
Legrand SA	203	13,276
LVMH Moet Hennessy - Louis Vuitton SA	196	59,467
Michelin CGDE Series B	125	12,797
Natixis SA	623	3,645
Orange SA	1,436	22,414
Pernod Ricard SA	155	23,666
Peugeot Citroen SA	426	10,147
Publicis Groupe SA	138	8,009
Remy Cointreau SA	15	1,782
Renault SA	141	10,552
Rexel SA	201	2,566
Safran SA	237	30,627
Sanofi SA	796	71,131
Schneider Electric SA	391	28,274
SCOR SE	108	4,991
SEB SA	15	2,153
Societe Generale Series A	550	20,162
Sodexo SA	60	6,124
SR Teleperformance SA	38	6,267
Suez Environnement SA	247	3,577
Thales SA	70	8,959
Total SA	1,711	100,394
Ubisoft Entertainment SA (a)	52	4,682
Valeo SA	181	5,838
Veolia Environnement SA	354	7,065
VINCI SA	365	32,485
Vivendi SA	745	17,968
Wendel SA	18	2,336

TOTAL FRANCE		943,465

Germany - 8.2%
adidas AG	133	31,334
Allianz SE	311	64,788
Axel Springer Verlag AG	32	2,128
BASF AG	652	50,034
Bayer AG	658	50,437
Bayerische Motoren Werke AG (BMW)	225	19,427
Beiersdorf AG	67	6,936
Brenntag AG	99	5,177
Commerzbank AG (a)	772	7,292
Continental AG	80	13,225
Covestro AG (b)	140	9,058
Daimler AG (Germany)	653	38,727
Delivery Hero AG (a)(b)	61	2,462
Deutsche Bank AG	1,397	13,689
Deutsche Borse AG	138	17,439
Deutsche Lufthansa AG	156	3,138
Deutsche Post AG	702	22,166
Deutsche Telekom AG	2,375	38,954
Deutsche Wohnen AG (Bearer)	260	11,909
Drillisch AG	35	1,564
E.ON AG	1,593	15,404
Evonik Industries AG	108	3,352
Fraport AG Frankfurt Airport Services Worldwide	28	2,166
Fresenius Medical Care AG & Co. KGaA	158	12,406
Fresenius SE & Co. KGaA	298	18,940
GEA Group AG	115	3,499
Hannover Reuck SE	45	6,070
HeidelbergCement Finance AG	114	7,747
Henkel AG & Co. KGaA	69	6,768
Hochtief AG	13	1,929
Hugo Boss AG	42	3,006
Infineon Technologies AG	818	16,390
innogy SE (b)	92	4,064
K&S AG	127	2,369
KION Group AG	47	2,752
Lanxess AG	58	3,597
MAN SE	19	1,980
Merck KGaA	100	10,717
Metro Wholesale & Food Specialist AG	119	1,793
MTU Aero Engines Holdings AG	34	7,232
Muenchener Rueckversicherungs AG	108	23,236
OSRAM Licht AG	66	2,678
ProSiebenSat.1 Media AG	154	3,556
Puma AG	6	3,085
RWE AG	343	6,690
SAP SE	693	74,202
Schaeffler AG	110	1,163
Siemens AG	540	62,071
Siemens Healthineers AG (b)	99	4,103
Symrise AG	82	6,888
Telefonica Deutschland Holding AG	492	1,914
Thyssenkrupp AG	288	6,059
TUI AG (GB)	292	4,848
Uniper SE	133	3,843
United Internet AG	81	3,356
Volkswagen AG	23	3,798
Vonovia SE	350	16,024
Wirecard AG	83	15,549
Zalando SE (a)	74	2,867

TOTAL GERMANY		787,995

Hong Kong - 2.3%
AIA Group Ltd.	8,400	63,573
Bank of East Asia Ltd.	814	2,637
BOC Hong Kong (Holdings) Ltd.	2,500	9,341
CLP Holdings Ltd.	1,000	11,209
Galaxy Entertainment Group Ltd.	2,000	10,814
Hang Lung Group Ltd.	1,000	2,459
Hang Lung Properties Ltd.	1,000	1,811
Hang Seng Bank Ltd.	500	11,706
Henderson Land Development Co. Ltd.	1,000	4,654
Hong Kong & China Gas Co. Ltd.	7,000	13,371
Hong Kong Exchanges and Clearing Ltd.	800	21,219
Hysan Development Co. Ltd.	1,000	4,686
Link (REIT)	1,500	13,294
MTR Corp. Ltd.	1,006	4,875
New World Development Co. Ltd.	4,000	5,070
PCCW Ltd.	3,000	1,645
Power Assets Holdings Ltd.	1,000	6,676
Sino Land Ltd.	2,000	3,137
SJM Holdings Ltd.	1,000	807
Sun Hung Kai Properties Ltd.	1,000	12,996
Swire Pacific Ltd. (A Shares)	500	5,187
Swire Properties Ltd.	800	2,729
Techtronic Industries Co. Ltd.	1,000	4,680
Wharf Holdings Ltd.	1,000	2,494
Wheelock and Co. Ltd.	1,000	5,337

TOTAL HONG KONG		226,407

Ireland - 0.6%
AIB Group PLC	539	2,608
Bank Ireland Group PLC	643	4,563
CRH PLC	609	18,165
DCC PLC (United Kingdom)	59	5,064
James Hardie Industries PLC CDI	292	3,885
Kerry Group PLC Class A	117	11,993
Paddy Power Betfair PLC (Ireland)	56	4,833
Ryanair Holdings PLC sponsored ADR (a)	15	1,242
Smurfit Kappa Group PLC	149	4,857

TOTAL IRELAND		57,210

Isle of Man - 0.1%
Gaming VC Holdings SA	363	4,348
Genting Singapore Ltd.	4,000	2,541

TOTAL ISLE OF MAN		6,889

Israel - 0.5%
Azrieli Group	28	1,359
Bank Hapoalim BM (Reg.)	707	4,790
Bank Leumi le-Israel BM	958	5,980
Bezeq The Israel Telecommunication Corp. Ltd.	1,373	1,579
Check Point Software Technologies Ltd. (a)	94	10,434
Elbit Systems Ltd. (Israel)	16	1,914
Israel Chemicals Ltd.	466	2,688
Mizrahi Tefahot Bank Ltd.	93	1,567
NICE Systems Ltd. (a)	41	4,347
Teva Pharmaceutical Industries Ltd. sponsored ADR	689	13,766

TOTAL ISRAEL		48,424

Italy - 1.8%
Assicurazioni Generali SpA	880	14,233
Atlantia SpA	373	7,503
Davide Campari-Milano SpA	384	2,955
Enel SpA	5,897	28,913
Eni SpA	1,849	32,838
Intesa Sanpaolo SpA	10,625	23,535
Leonardo SpA	268	2,911
Luxottica Group SpA	112	7,043
Mediobanca SpA	411	3,609
Moncler SpA	118	4,103
Pirelli & C. S.p.A. (b)	265	1,949
Poste Italiane SpA (b)	346	2,489
Prysmian SpA	159	3,090
Recordati SpA	69	2,338
Snam Rete Gas SpA	1,862	7,706
Telecom Italia SpA (a)	8,166	4,803
Terna SpA	931	4,814
UniCredit SpA	1,434	18,380

TOTAL ITALY		173,212

Japan - 23.7%
ACOM Co. Ltd.	300	1,109
AEON Co. Ltd.	400	9,181
AEON Financial Service Co. Ltd.	100	1,964
AEON MALL Co. Ltd.	100	1,851
Agc, Inc.	100	3,275
Air Water, Inc.	100	1,623
Aisin Seiki Co. Ltd.	100	3,931
Ajinomoto Co., Inc.	300	4,847
Alfresa Holdings Corp.	100	2,672
All Nippon Airways Ltd.	100	3,363
Alps Electric Co. Ltd.	100	2,357
Amada Holdings Co. Ltd.	200	1,884
Aozora Bank Ltd.	100	3,451
Asahi Group Holdings	300	13,184
Asahi Kasei Corp.	900	10,799
Asics Corp.	100	1,453
Astellas Pharma, Inc.	1,300	20,085
Bandai Namco Holdings, Inc.	100	3,558
Benesse Holdings, Inc.	100	2,787
Bridgestone Corp.	400	15,424
Brother Industries Ltd.	200	3,671
Calbee, Inc.	100	3,323
Canon, Inc.	700	19,938
Casio Computer Co. Ltd.	100	1,509
Central Japan Railway Co.	100	19,191
Chiba Bank Ltd.	400	2,531
Chubu Electric Power Co., Inc.	400	5,768
Chugai Pharmaceutical Co. Ltd.	200	11,709
Chugoku Electric Power Co., Inc.	200	2,574
Coca-Cola West Co. Ltd.	100	2,619
Concordia Financial Group Ltd.	700	3,204
Credit Saison Co. Ltd.	100	1,588
CyberAgent, Inc.	100	4,255
CYBERDYNE, Inc. (a)	100	707
Dai Nippon Printing Co. Ltd.	200	4,488
Dai-ichi Mutual Life Insurance Co.	800	15,012
Daicel Chemical Industries Ltd.	200	2,118
Daifuku Co. Ltd.	100	4,307
Daiichi Sankyo Kabushiki Kaisha	400	15,289
Daikin Industries Ltd.	200	23,182
Dainippon Sumitomo Pharma Co. Ltd.	100	2,089
Daito Trust Construction Co. Ltd.	100	13,205
Daiwa House Industry Co. Ltd.	400	12,078
Daiwa House REIT Investment Corp.	1	2,189
Daiwa Securities Group, Inc.	1,100	6,308
DeNA Co. Ltd.	100	1,663
DENSO Corp.	300	13,382
Dentsu, Inc.	200	9,276
Don Quijote Holdings Co. Ltd.	100	5,991
East Japan Railway Co.	200	17,468
Eisai Co. Ltd.	200	16,656
Electric Power Development Co. Ltd.	100	2,725
FamilyMart Co. Ltd.	100	11,591
Fanuc Corp.	100	17,397
Fujifilm Holdings Corp.	300	12,975
Fujitsu Ltd.	100	6,084
Fukuoka Financial Group, Inc.	200	4,914
Hakuhodo DY Holdings, Inc.	200	3,343
Hamamatsu Photonics K.K.	100	3,350
Hankyu Hanshin Holdings, Inc.	200	6,594
Hino Motors Ltd.	200	1,914
Hitachi Chemical Co. Ltd.	100	1,578
Hitachi Construction Machinery Co. Ltd.	100	2,655
Hitachi High-Technologies Corp.	100	3,771
Hitachi Ltd.	600	18,342
Hitachi Metals Ltd.	100	1,180
Honda Motor Co. Ltd.	1,100	31,400
Hoya Corp.	300	17,053
Hulic Co. Ltd.	200	1,835
Idemitsu Kosan Co. Ltd.	100	4,564
IHI Corp.	100	3,658
Iida Group Holdings Co. Ltd.	100	1,820
INPEX Corp.	700	7,971
Isetan Mitsukoshi Holdings Ltd.	200	2,337
Isuzu Motors Ltd.	400	5,244
Itochu Corp.	1,000	18,546
J. Front Retailing Co. Ltd.	200	2,621
Japan Airlines Co. Ltd.	100	3,560
Japan Exchange Group, Inc.	300	5,387
Japan Post Bank Co. Ltd.	300	3,502
Japan Post Holdings Co. Ltd.	1,000	11,858
Japan Prime Realty Investment Corp.	1	3,572
Japan Real Estate Investment Corp.	1	5,158
Japan Retail Fund Investment Corp.	2	3,694
Japan Tobacco, Inc.	800	20,556
JFE Holdings, Inc.	400	7,517
JGC Corp.	100	1,936
JSR Corp.	100	1,494
JTEKT Corp.	100	1,244
JX Holdings, Inc.	2,200	14,865
Kajima Corp.	500	6,438
Kakaku.com, Inc.	100	1,814
Kamigumi Co. Ltd.	100	2,069
Kansai Electric Power Co., Inc.	500	7,653
Kansai Paint Co. Ltd.	100	1,481
Kao Corp.	400	26,609
Kawasaki Heavy Industries Ltd.	100	2,370
KDDI Corp.	1,200	29,040
Keihan Electric Railway Co., Ltd.	100	3,793
Keihin Electric Express Railway Co. Ltd.	100	1,481
Keio Corp.	100	5,431
Keisei Electric Railway Co.	100	3,082
Keyence Corp.	100	49,010
Kikkoman Corp.	100	5,479
Kintetsu Group Holdings Co. Ltd.	100	3,837
Kirin Holdings Co. Ltd.	600	14,318
Kobe Steel Ltd.	200	1,608
Koito Manufacturing Co. Ltd.	100	4,768
Komatsu Ltd.	700	18,230
Konami Holdings Corp.	100	3,815
Konica Minolta, Inc.	300	2,970
Kubota Corp.	700	11,051
Kuraray Co. Ltd.	200	2,747
Kurita Water Industries Ltd.	100	2,466
Kyocera Corp.	200	10,825
Kyowa Hakko Kirin Co., Ltd.	200	3,873
Kyushu Electric Power Co., Inc.	300	3,494
Kyushu Railway Co.	100	3,066
LINE Corp. (a)	100	3,188
Lion Corp.	200	3,758
LIXIL Group Corp.	200	3,155
M3, Inc.	400	6,445
Makita Corp.	200	6,922
Marubeni Corp.	1,100	8,920
Marui Group Co. Ltd.	100	2,153
Maruichi Steel Tube Ltd.	100	2,889
Mazda Motor Corp.	400	4,260
McDonald's Holdings Co. (Japan) Ltd.	100	4,405
Mebuki Financial Group, Inc.	500	1,529
Medipal Holdings Corp.	100	2,147
Meiji Holdings Co. Ltd.	100	6,635
Minebea Mitsumi, Inc.	300	4,589
Misumi Group, Inc.	200	4,016
Mitsubishi Chemical Holdings Corp.	900	7,016
Mitsubishi Corp.	900	25,331
Mitsubishi Electric Corp.	1,300	16,457
Mitsubishi Estate Co. Ltd.	800	12,785
Mitsubishi Gas Chemical Co., Inc.	100	1,685
Mitsubishi Heavy Industries Ltd.	200	7,050
Mitsubishi Materials Corp.	100	2,768
Mitsubishi Motors Corp. of Japan	400	2,513
Mitsubishi Tanabe Pharma Corp.	200	2,957
Mitsubishi UFJ Financial Group, Inc.	8,200	49,630
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,545
Mitsui & Co. Ltd.	1,200	20,050
Mitsui Chemicals, Inc.	100	2,242
Mitsui Fudosan Co. Ltd.	600	13,513
Mitsui OSK Lines Ltd.	100	2,430
Mizuho Financial Group, Inc.	16,500	28,337
MS&AD Insurance Group Holdings, Inc.	300	9,011
Murata Manufacturing Co. Ltd.	100	15,212
Nabtesco Corp.	100	2,205
Nagoya Railroad Co. Ltd.	100	2,416
NEC Corp.	200	5,741
New Hampshire Foods Ltd.	100	3,449
Nexon Co. Ltd. (a)	300	3,419
NGK Insulators Ltd.	200	2,815
NGK Spark Plug Co. Ltd.	100	2,031
Nidec Corp.	200	25,684
Nikon Corp.	200	3,487
Nintendo Co. Ltd.	100	31,220
Nippon Building Fund, Inc.	1	5,716
Nippon Electric Glass Co. Ltd.	100	2,520
Nippon Express Co. Ltd.	100	6,311
Nippon Paint Holdings Co. Ltd.	100	3,133
Nippon Prologis REIT, Inc.	1	2,017
Nippon Steel & Sumitomo Metal Corp.	500	9,223
Nippon Telegraph & Telephone Corp.	500	20,619
Nippon Yusen KK	100	1,613
Nissan Chemical Corp.	100	4,715
Nissan Motor Co. Ltd.	1,600	14,556
Nisshin Seifun Group, Inc.	100	1,990
Nissin Food Holdings Co. Ltd.	100	6,461
Nitori Holdings Co. Ltd.	100	13,059
Nitto Denko Corp.	100	6,248
NKSJ Holdings, Inc.	200	8,249
NOK Corp.	100	1,439
Nomura Holdings, Inc.	2,300	11,045
Nomura Real Estate Holdings, Inc.	100	1,878
Nomura Real Estate Master Fund, Inc.	3	3,890
Nomura Research Institute Ltd.	100	4,431
NSK Ltd.	200	1,976
NTT Data Corp.	400	5,135
NTT DOCOMO, Inc.	900	22,319
Obayashi Corp.	400	3,531
Odakyu Electric Railway Co. Ltd.	200	4,228
Oji Holdings Corp.	1,000	7,101
Olympus Corp.	200	6,666
OMRON Corp.	100	4,059
Ono Pharmaceutical Co. Ltd.	300	6,838
Oriental Land Co. Ltd.	100	9,408
ORIX Corp.	900	14,684
Osaka Gas Co. Ltd.	300	5,486
Otsuka Corp.	100	3,323
Otsuka Holdings Co. Ltd.	300	14,348
Panasonic Corp.	1,500	16,097
Park24 Co. Ltd.	100	2,633
Pola Orbis Holdings, Inc.	100	2,676
Rakuten, Inc.	600	4,058
Recruit Holdings Co. Ltd.	800	21,472
Renesas Electronics Corp. (a)	600	3,180
Resona Holdings, Inc.	1,400	7,364
Ricoh Co. Ltd.	400	3,993
ROHM Co. Ltd.	100	7,037
Santen Pharmaceutical Co. Ltd.	200	2,969
SBI Holdings, Inc. Japan	200	5,248
Secom Co. Ltd.	200	16,374
Sega Sammy Holdings, Inc.	100	1,288
Seibu Holdings, Inc.	100	1,814
Seiko Epson Corp.	200	3,222
Sekisui Chemical Co. Ltd.	300	4,714
Sekisui House Ltd.	400	5,871
Seven & i Holdings Co. Ltd.	500	21,650
Seven Bank Ltd.	400	1,251
SG Holdings Co. Ltd.	100	2,520
Sharp Corp.	100	1,534
Shimadzu Corp.	200	5,057
SHIMANO, Inc.	100	13,684
SHIMIZU Corp.	400	3,247
Shin-Etsu Chemical Co. Ltd.	300	25,068
Shinsei Bank Ltd.	100	1,523
Shionogi & Co. Ltd.	200	12,789
Shiseido Co. Ltd.	300	18,929
Shizuoka Bank Ltd.	300	2,625
Showa Denko K.K.	100	4,354
Showa Shell Sekiyu K.K.	100	1,909
SoftBank Corp.	600	47,483
Sohgo Security Services Co., Ltd.	100	4,458
Sony Corp.	900	48,705
Sony Financial Holdings, Inc.	100	2,307
Stanley Electric Co. Ltd.	100	2,965
Subaru Corp.	400	10,790
Sumco Corp.	200	2,699
Sumitomo Chemical Co. Ltd.	1,000	5,009
Sumitomo Corp.	800	12,133
Sumitomo Electric Industries Ltd.	500	6,819
Sumitomo Heavy Industries Ltd.	100	3,145
Sumitomo Metal Mining Co. Ltd.	200	6,297
Sumitomo Mitsui Financial Group, Inc.	900	35,042
Sumitomo Mitsui Trust Holdings, Inc.	200	7,947
Sumitomo Rubber Industries Ltd.	100	1,440
Sundrug Co. Ltd.	100	3,634
Suntory Beverage & Food Ltd.	100	4,081
Suzuken Co. Ltd.	100	5,069
Suzuki Motor Corp.	200	9,973
Sysmex Corp.	100	7,023
T&D Holdings, Inc.	400	6,394
Taiheiyo Cement Corp.	100	2,943
Taisei Corp.	200	8,554
Taiyo Nippon Sanso Corp.	100	1,610
Takashimaya Co. Ltd.	100	1,574
Takeda Pharmaceutical Co. Ltd.	500	20,730
TDK Corp.	100	8,623
Teijin Ltd.	100	1,734
Temp Holdings Co., Ltd.	100	1,904
Terumo Corp.	200	10,796
THK Co. Ltd.	100	2,217
Tobu Railway Co. Ltd.	200	5,563
Toho Co. Ltd.	100	3,263
Toho Gas Co. Ltd.	100	3,456
Tohoku Electric Power Co., Inc.	300	3,797
Tokio Marine Holdings, Inc.	500	23,556
Tokyo Electric Power Co., Inc. (a)	1,000	5,118
Tokyo Electron Ltd.	100	13,495
Tokyo Gas Co. Ltd.	300	7,378
Tokyo Tatemono Co. Ltd.	100	1,076
Tokyu Corp.	300	4,956
Tokyu Fudosan Holdings Corp.	300	1,690
Toray Industries, Inc.	900	6,384
Toshiba Corp. (a)	500	14,978
Tosoh Corp.	200	2,633
Toto Ltd.	100	3,578
Toyo Seikan Group Holdings Ltd.	100	2,040
Toyo Suisan Kaisha Ltd.	100	3,448
Toyota Industries Corp.	100	4,919
Toyota Motor Corp.	1,600	93,730
Toyota Tsusho Corp.	200	7,218
Trend Micro, Inc.	100	5,757
Unicharm Corp.	300	8,168
United Urban Investment Corp.	2	3,047
USS Co. Ltd.	200	3,611
West Japan Railway Co.	100	6,726
Yahoo! Japan Corp.	1,800	5,616
Yakult Honsha Co. Ltd.	100	7,099
Yamada Denki Co. Ltd.	400	1,886
Yamaguchi Financial Group, Inc.	100	1,057
Yamaha Corp.	100	4,394
Yamaha Motor Co. Ltd.	200	4,730
Yamato Holdings Co. Ltd.	200	5,468
Yamazaki Baking Co. Ltd.	100	1,804
Yaskawa Electric Corp.	200	5,781
Yokogawa Electric Corp.	200	3,927
Yokohama Rubber Co. Ltd.	100	1,937
Zozo, Inc.	100	2,410

TOTAL JAPAN		2,280,876

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	484	12,082
Eurofins Scientific SA	8	4,045
Millicom International Cellular SA (depository receipt)	44	2,486
RTL Group SA	26	1,670
SES SA (France) (depositary receipt)	241	5,180
Tenaris SA	388	5,712

TOTAL LUXEMBOURG		31,175

Mauritius - 0.0%
Golden Agri-Resources Ltd.	4,300	792
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (b)	2,000	1,903
HKT Trust/HKT Ltd. unit	3,000	4,132

TOTAL MULTI-NATIONAL		6,035

Netherlands - 4.3%
ABN AMRO Group NV GDR	280	6,882
AEGON NV	1,140	7,009
AerCap Holdings NV (a)	83	4,157
Airbus Group NV	411	45,421
Akzo Nobel NV	185	15,565
ASML Holding NV (Netherlands)	289	49,779
CNH Industrial NV	768	7,991
EXOR NV	72	4,081
Ferrari NV	89	10,433
Fiat Chrysler Automobiles NV	784	11,944
Heineken Holding NV	76	6,585
Heineken NV (Bearer)	187	16,860
ING Groep NV (Certificaten Van Aandelen)	2,754	32,583
Koninklijke Ahold Delhaize NV	890	20,393
Koninklijke DSM NV	136	11,920
Koninklijke KPN NV	2,225	5,871
Koninklijke Philips Electronics NV	670	24,988
NN Group NV	202	8,694
NXP Semiconductors NV	243	18,223
QIAGEN NV (Germany) (a)	150	5,449
Randstad NV	79	3,986
STMicroelectronics NV (France)	452	6,871
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	102	18,517
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,084	58,249
Vopak NV	47	2,129
Wolters Kluwer NV	215	12,215

TOTAL NETHERLANDS		416,795

New Zealand - 0.2%
Auckland International Airport Ltd.	648	2,956
Fisher & Paykel Healthcare Corp.	378	3,355
Fletcher Building Ltd.	565	2,227
Meridian Energy Ltd.	848	1,735
Ryman Healthcare Group Ltd.	265	2,092
Spark New Zealand Ltd.	1,215	3,132
The a2 Milk Co. Ltd. (a)	483	3,284

TOTAL NEW ZEALAND		18,781

Norway - 0.8%
Aker Bp ASA	72	2,374
DNB ASA	704	12,740
Equinor ASA	854	22,217
Gjensidige Forsikring ASA	132	2,045
Marine Harvest ASA	276	6,679
Norsk Hydro ASA	890	4,620
Orkla ASA	539	4,651
Schibsted ASA (B Shares)	65	2,059
Telenor ASA	548	10,053
Yara International ASA	118	5,077

TOTAL NORWAY		72,515

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	907	4,991
Portugal - 0.2%
Energias de Portugal SA	1,981	6,965
Galp Energia SGPS SA Class B	393	6,853
Jeronimo Martins SGPS SA	167	2,054

TOTAL PORTUGAL		15,872

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,600	2,911
CapitaCommercial Trust (REIT)	1,700	2,123
CapitaLand Ltd.	1,700	3,854
CapitaMall Trust	1,600	2,437
City Developments Ltd.	300	1,713
ComfortDelgro Corp. Ltd.	1,400	2,274
DBS Group Holdings Ltd.	1,300	22,018
Jardine Cycle & Carriage Ltd.	100	2,185
Keppel Corp. Ltd.	1,000	4,476
Oversea-Chinese Banking Corp. Ltd.	2,300	17,833
Sembcorp Industries Ltd.	700	1,425
Singapore Airlines Ltd.	400	2,738
Singapore Airport Terminal Service Ltd.	400	1,438
Singapore Exchange Ltd.	500	2,469
Singapore Press Holdings Ltd.	1,100	2,104
Singapore Technologies Engineering Ltd.	1,000	2,563
Singapore Telecommunications Ltd.	5,800	13,232
Suntec (REIT)	1,400	1,789
United Overseas Bank Ltd.	1,000	17,601
UOL Group Ltd.	300	1,306
Venture Corp. Ltd.	200	2,212
Wilmar International Ltd.	1,300	2,966
Yangzijiang Shipbuilding Holdings Ltd.	1,600	1,432

TOTAL SINGAPORE		115,099

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	171	6,413
Aena Sme SA	45	7,194
Amadeus IT Holding SA Class A	311	25,073
Banco Bilbao Vizcaya Argentaria SA	4,738	26,149
Banco de Sabadell SA	4,506	5,946
Banco Santander SA	11,401	54,245
Banco Santander SA rights (a)	11,401	443
Bankia SA	817	2,572
Bankinter SA	446	3,659
CaixaBank SA	2,599	10,517
Enagas SA	150	3,982
Endesa SA	210	4,396
Ferrovial SA	321	6,435
Gas Natural SDG SA	232	5,707
Grifols SA	197	5,621
Iberdrola SA	4,270	30,257
Inditex SA	772	21,799
International Consolidated Airlines Group SA	406	3,136
MAPFRE SA (Reg.)	713	2,135
Red Electrica Corporacion SA	286	5,922
Repsol SA	1,005	17,958
Siemens Gamesa Renewable Energy SA (a)	158	1,752
Telefonica SA	3,353	27,505

TOTAL SPAIN		278,816

Sweden - 2.4%
Alfa Laval AB	194	4,954
ASSA ABLOY AB (B Shares)	731	14,540
Atlas Copco AB:
(A Shares)	476	11,787
(B Shares)	278	6,372
Boliden AB	181	4,137
Electrolux AB (B Shares)	159	3,305
Epiroc AB:
Class A (a)	444	3,899
Class B (a)	258	2,127
Essity AB Class B	401	9,154
H&M Hennes & Mauritz AB (B Shares)	645	11,392
Hexagon AB (B Shares)	171	8,383
Husqvarna AB (B Shares)	276	2,085
ICA Gruppen AB	53	1,876
Industrivarden AB (C Shares)	111	2,307
Investor AB (B Shares)	339	14,696
Kinnevik AB (B Shares)	155	4,301
Lundbergfoeretagen AB	50	1,543
Lundin Petroleum AB	124	3,786
Sandvik AB	841	13,316
Securitas AB (B Shares)	207	3,550
Skandinaviska Enskilda Banken AB (A Shares)	1,199	12,416
Skanska AB (B Shares)	225	3,542
SKF AB (B Shares)	250	4,016
Svenska Handelsbanken AB (A Shares)	1,118	12,152
Swedbank AB (A Shares)	668	15,045
Swedish Match Co. AB	116	5,911
Tele2 AB (B Shares)	239	2,716
Telefonaktiebolaget LM Ericsson (B Shares)	2,179	18,972
TeliaSonera AB	1,863	8,400
Volvo AB (B Shares)	1,133	16,937

TOTAL SWEDEN		227,617

Switzerland - 8.4%
ABB Ltd. (Reg.)	1,315	26,460
Adecco SA (Reg.)	108	5,291
Baloise Holdings AG	32	4,582
Barry Callebaut AG	1	1,955
Clariant AG (Reg.)	132	2,845
Coca-Cola HBC AG	134	3,957
Compagnie Financiere Richemont SA Series A	371	27,117
Credit Suisse Group AG	1,825	23,859
Dufry AG	21	2,368
Ems-Chemie Holding AG	5	2,755
Galenica AG	30	4,336
Geberit AG (Reg.)	25	9,788
Givaudan SA	7	16,987
Julius Baer Group Ltd.	148	6,750
Kuehne & Nagel International AG	36	5,008
Lafargeholcim Ltd. (Reg.)	351	16,258
Lindt & Spruengli AG (participation certificate)	2	13,801
Lonza Group AG	53	16,666
Nestle SA (Reg. S)	2,184	184,370
Novartis AG	1,526	133,635
Pargesa Holding SA	26	1,909
Partners Group Holding AG	12	8,549
Roche Holding AG (participation certificate)	495	120,464
Schindler Holding AG:
(participation certificate)	27	5,694
(Reg.)	13	2,700
SGS SA (Reg.)	4	9,500
Sika AG	94	12,059
Sonova Holding AG Class B	37	6,045
Straumann Holding AG	7	4,778
Swatch Group AG (Bearer)	24	8,121
Swatch Group AG (Bearer) (Reg.)	37	2,471
Swiss Life Holding AG	28	10,570
Swiss Prime Site AG	49	3,980
Swiss Re Ltd.	227	20,501
Swisscom AG	19	8,704
Temenos Group AG	40	5,501
UBS Group AG	2,732	38,221
Zurich Insurance Group AG	107	33,222

TOTAL SWITZERLAND		811,777

United Kingdom - 15.7%
3i Group PLC	644	7,229
Admiral Group PLC	133	3,422
Anglo American PLC (United Kingdom)	760	16,273
Antofagasta PLC	261	2,618
Ashtead Group PLC	365	9,030
Associated British Foods PLC	236	7,197
AstraZeneca PLC (United Kingdom)	895	68,458
Auto Trader Group PLC (b)	627	3,276
Aviva PLC	2,945	16,094
Babcock International Group PLC	167	1,305
BAE Systems PLC	2,291	15,362
Barclays PLC	12,186	26,850
Barratt Developments PLC	670	4,402
Berkeley Group Holdings PLC	84	3,759
BHP Billiton PLC	1,510	30,123
BP PLC	14,103	101,876
British American Tobacco PLC (United Kingdom)	1,633	70,791
British Land Co. PLC	609	4,608
BT Group PLC	6,009	18,400
Bunzl PLC	208	6,144
Burberry Group PLC	277	6,412
Carnival PLC	119	6,486
Centrica PLC	3,712	6,984
Coca-Cola European Partners PLC	144	6,551
Compass Group PLC	1,139	22,420
ConvaTec Group PLC (b)	914	1,893
Croda International PLC	87	5,360
Diageo PLC	1,744	60,293
Direct Line Insurance Group PLC	910	3,833
easyJet PLC	105	1,611
Fresnillo PLC	146	1,584
G4S PLC (United Kingdom)	1,027	2,822
GlaxoSmithKline PLC	3,505	67,884
Hammerson PLC	526	2,948
Hargreaves Lansdown PLC	188	4,489
HSBC Holdings PLC (United Kingdom)	14,228	117,091
Imperial Tobacco Group PLC	680	23,059
Informa PLC	944	8,610
InterContinental Hotel Group PLC	117	6,146
Intertek Group PLC	107	6,412
Investec PLC	443	2,741
ITV PLC	2,398	4,566
J Sainsbury PLC	1,163	4,626
John Wood Group PLC	449	4,099
Johnson Matthey PLC	128	4,864
Kingfisher PLC	1,420	4,611
Land Securities Group PLC	525	5,725
Legal & General Group PLC	4,473	14,379
Lloyds Banking Group PLC	50,955	37,184
London Stock Exchange Group PLC	227	12,520
Marks & Spencer Group PLC	1,075	4,067
Mediclinic International PLC	244	1,174
Meggitt PLC	514	3,481
Melrose Industries PLC	3,524	7,597
Merlin Entertainments PLC (b)	474	1,958
Micro Focus International PLC	289	4,480
Mondi PLC	243	5,729
National Grid PLC	2,388	25,310
Next PLC	93	6,186
NMC Health PLC	69	3,115
Pearson PLC	517	5,939
Persimmon PLC	201	5,894
Prudential PLC	1,834	36,723
Reckitt Benckiser Group PLC	471	38,087
RELX PLC	770	15,255
RELX PLC	710	14,049
Rio Tinto PLC	848	41,171
Rolls-Royce Holdings PLC	1,185	12,708
Royal Bank of Scotland Group PLC	3,590	10,808
Royal Dutch Shell PLC:
Class A (United Kingdom)	3,235	103,061
Class B (United Kingdom)	2,657	86,653
Royal Mail PLC	596	2,735
RSA Insurance Group PLC	679	4,898
Sage Group PLC	717	4,989
Schroders PLC	82	2,809
Scottish & Southern Energy PLC	775	11,296
Segro PLC	669	5,256
Severn Trent PLC	157	3,739
Smith & Nephew PLC	638	10,371
Smiths Group PLC	262	4,680
St. James's Place Capital PLC	350	4,534
Standard Chartered PLC (United Kingdom)	2,039	14,321
Standard Life PLC	1,553	5,370
Taylor Wimpey PLC	2,815	5,811
Tesco PLC	6,946	18,917
The Weir Group PLC	159	3,223
Travis Perkins PLC	167	2,363
Unilever PLC	861	45,607
United Utilities Group PLC	451	4,189
Vodafone Group PLC	18,937	35,612
Whitbread PLC	122	6,861
WM Morrison Supermarkets PLC	1,481	4,697

TOTAL UNITED KINGDOM		1,511,143

TOTAL COMMON STOCKS
(Cost $9,849,408)		9,248,385

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	36	2,720
Fuchs Petrolub AG	46	2,133
Henkel AG & Co. KGaA	130	14,221
Porsche Automobil Holding SE (Germany)	109	6,932
Sartorius AG (non-vtg.)	24	3,480
Volkswagen AG	131	22,073

TOTAL GERMANY		51,559

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	4,409	2,231
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	54,510	70
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $55,334)		53,860

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.23% (c)
(Cost $236,659)	236,595	236,642
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $10,141,401)		9,538,887
NET OTHER ASSETS (LIABILITIES) - 0.9%		91,011
NET ASSETS - 100%		$9,629,898

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Dec. 2018	$271,875	$(16,229)	$(16,229)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,679 or 0.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,256
Total	$3,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$512,062	$135,834	$376,228	$--
Consumer Discretionary	983,032	540,828	442,204	--
Consumer Staples	1,091,040	385,359	705,681	--
Energy	580,426	107,189	473,237	--
Financials	1,839,539	896,424	943,115	--
Health Care	1,065,470	257,331	808,139	--
Industrials	1,319,660	623,471	696,189	--
Information Technology	564,843	237,097	327,746	--
Materials	713,332	397,885	315,447	--
Real Estate	325,221	271,083	54,138	--
Utilities	307,620	201,311	106,309	--
Money Market Funds	236,642	236,642	--	--
Total Investments in Securities:	$9,538,887	$4,290,454	$5,248,433	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(16,229)	$(16,229)	$--	$--
Total Liabilities	$(16,229)	$(16,229)	$--	$--
Total Derivative Instruments:	$(16,229)	$(16,229)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(16,229)
Total Equity Risk	0	(16,229)
Total Value of Derivatives	$0	$(16,229)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,904,742)	$9,302,245
Fidelity Central Funds (cost $236,659)	236,642
Total Investment in Securities (cost $10,141,401)		$9,538,887
Segregated cash with brokers for derivative instruments		13,500
Cash		6,229
Foreign currency held at value (cost $53,898)		53,528
Receivable for fund shares sold		4,840
Dividends receivable		26,005
Distributions receivable from Fidelity Central Funds		371
Receivable for daily variation margin on futures contracts		2,160
Receivable from investment adviser for expense reductions		9,016
Total assets		9,654,536
Liabilities
Custody fees payable	$24,638
Total liabilities		24,638
Net Assets		$9,629,898
Net Assets consist of:
Paid in capital		$10,214,750
Total distributable earnings (loss)		(584,852)
Net Assets, for 1,021,283 shares outstanding		$9,629,898
Net Asset Value, offering price and redemption price per share ($9,629,898 ÷ 1,021,283 shares)		$9.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$48,636
Interest		19
Income from Fidelity Central Funds		3,256
Income before foreign taxes withheld		51,911
Less foreign taxes withheld		(3,828)
Total income		48,083
Expenses
Custodian fees and expenses	$24,638
Independent trustees' fees and expenses	7
Total expenses before reductions	24,645
Expense reductions	(24,340)
Total expenses after reductions		305
Net investment income (loss)		47,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,621
Fidelity Central Funds	(983)
Foreign currency transactions	(25,644)
Futures contracts	7,602
Total net realized gain (loss)		(13,404)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(602,497)
Fidelity Central Funds	(17)
Assets and liabilities in foreign currencies	(483)
Futures contracts	(16,229)
Total change in net unrealized appreciation (depreciation)		(619,226)
Net gain (loss)		(632,630)
Net increase (decrease) in net assets resulting from operations		$(584,852)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,778
Net realized gain (loss)	(13,404)
Change in net unrealized appreciation (depreciation)	(619,226)
Net increase (decrease) in net assets resulting from operations	(584,852)
Share transactions
Proceeds from sales of shares	10,215,760
Cost of shares redeemed	(1,010)
Net increase (decrease) in net assets resulting from share transactions	10,214,750
Total increase (decrease) in net assets	9,629,898
Net Assets
Beginning of period	–
End of period	$9,629,898
Other Information
Shares
Sold	1,021,388
Redeemed	(105)
Net increase (decrease)	1,021,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

Years ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.62)
Total from investment operations	(.57)
Net asset value, end of period	$9.43
Total ReturnC,D	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.18%G
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,630
Portfolio turnover rateH	1%I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,863
Gross unrealized depreciation	(690,030)
Net unrealized appreciation (depreciation)	$(604,167)
Tax Cost	$10,143,054

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,787
Capital loss carryforward	$(3,989)
Net unrealized appreciation (depreciation) on securities and other investments	$(604,650)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(3,989)
Total no expiration	(3,989)
Total capital loss carryforward	$(3,989)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,979,428 and $80,270, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $24,340.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series International Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 17, 2018 to October 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Actual	.01%	$1,000.00	$943.00	$.02-B
Hypothetical-C		$1,000.00	$1,025.16	$.05-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the period August 17, 2018 to October 31, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Index Fund

On July 18, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed, 0.014% through December 31, 2019.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the funds.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' equity allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IIF-ANN-1218
1.9891249.100

Fidelity ZERO℠ Extended Market Index Fund Fidelity ZERO℠ International Index Fund Fidelity ZERO℠ Large Cap Index Fund Fidelity ZERO℠ Total Market Index Fund Annual Report October 31, 2018

Contents

Fidelity ZERO℠ Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers - Fidelity Concord Street Trust
Trustees and Officers - Fidelity Salem Street Trust
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
lululemon athletica, Inc.	0.4
Wellcare Health Plans, Inc.	0.3
Burlington Stores, Inc.	0.3
Fortinet, Inc.	0.3
HollyFrontier Corp.	0.3
Advance Auto Parts, Inc.	0.3
Hormel Foods Corp.	0.3
Tractor Supply Co.	0.3
Chipotle Mexican Grill, Inc.	0.3
NRG Energy, Inc.	0.3
3.1

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	15.0
Industrials	14.9
Information Technology	14.2
Consumer Discretionary	13.7
Health Care	11.3
Real Estate	9.8
Materials	5.1
Utilities	4.7
Energy	4.0
Communication Services	3.7

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	178	$15,039
Cincinnati Bell, Inc. (a)	731	10,373
Cogent Communications Group, Inc.	698	36,282
Consolidated Communications Holdings, Inc. (b)	887	11,105
Frontier Communications Corp. (b)	1,363	6,556
Globalstar, Inc. (a)	4,526	1,574
IDT Corp. Class B	215	1,514
Intelsat SA (a)	680	17,721
Iridium Communications, Inc. (a)	1,393	27,595
ORBCOMM, Inc. (a)	1,162	11,074
Vonage Holdings Corp. (a)	3,324	44,076
WideOpenWest, Inc. (a)	352	3,428
Windstream Holdings, Inc. (a)	273	1,125
Zayo Group Holdings, Inc. (a)	1,682	50,258
		237,720
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	932	17,950
Cinemark Holdings, Inc.	1,829	76,032
Glu Mobile, Inc. (a)	1,741	12,274
Lions Gate Entertainment Corp.:
Class A	1,003	19,217
Class B	1,897	33,748
Live Nation Entertainment, Inc. (a)	2,284	119,453
Marcus Corp.	328	12,799
Pandora Media, Inc. (a)	3,966	33,711
The Madison Square Garden Co. (a)	252	69,708
World Wrestling Entertainment, Inc. Class A	664	48,200
Zynga, Inc. (a)	13,425	48,867
		491,959
Interactive Media & Services - 0.6%
Care.com, Inc. (a)	248	4,365
Liberty TripAdvisor Holdings, Inc. (a)	1,252	18,054
Match Group, Inc. (a)(b)	772	39,928
MeetMe, Inc. (a)	740	3,263
QuinStreet, Inc. (a)	632	10,049
Snap, Inc. Class A (a)(b)	3,809	25,177
TripAdvisor, Inc. (a)	1,974	102,924
TrueCar, Inc. (a)	962	10,948
XO Group, Inc. (a)	433	14,986
Yelp, Inc. (a)	1,028	44,019
Zillow Group, Inc.:
Class A (a)	774	31,246
Class C (a)(b)	1,828	73,595
		378,554
Media - 1.8%
AMC Networks, Inc. Class A (a)	1,020	59,752
Cable One, Inc.	81	72,555
Discovery Communications, Inc.:
Class A (a)(b)	2,658	86,093
Class C (non-vtg.) (a)	3,508	102,819
E.W. Scripps Co. Class A	961	16,164
Entercom Communications Corp. Class A	376	2,440
Entravision Communication Corp. Class A	1,166	5,760
Fluent, Inc. (a)	565	1,367
Gannett Co., Inc.	2,031	19,701
Gray Television, Inc. (a)	1,128	19,526
Hemisphere Media Group, Inc. (a)	250	3,368
Interpublic Group of Companies, Inc.	6,709	155,380
John Wiley & Sons, Inc. Class A	779	42,253
Loral Space & Communications Ltd. (a)	217	9,691
Meredith Corp. (b)	629	32,431
MSG Network, Inc. Class A (a)	1,055	26,955
National CineMedia, Inc.	1,098	9,827
New Media Investment Group, Inc.	875	12,294
News Corp.:
Class A	6,591	86,935
Class B	2,076	27,694
Nexstar Broadcasting Group, Inc. Class A	753	56,392
Scholastic Corp.	465	20,172
Sinclair Broadcast Group, Inc. Class A	1,065	30,502
Sirius XM Holdings, Inc.	25,374	152,751
Tegna, Inc.	5,914	68,248
The New York Times Co. Class A	2,113	55,783
Tribune Media Co. Class A	1,269	48,235
tronc, Inc. (a)	379	5,719
		1,230,807
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	658	20,615
Gogo, Inc. (a)(b)	864	4,942
Shenandoah Telecommunications Co.	790	30,036
Spok Holdings, Inc.	378	5,300
Sprint Corp. (a)	10,943	66,971
Telephone & Data Systems, Inc.	1,617	49,852
U.S. Cellular Corp. (a)	229	10,939
		188,655

TOTAL COMMUNICATION SERVICES		2,527,695

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
Adient PLC (b)	1,619	49,250
American Axle & Manufacturing Holdings, Inc. (a)	1,327	20,131
Cooper Tire & Rubber Co.	909	28,079
Cooper-Standard Holding, Inc. (a)	306	28,351
Dana Holding Corp.	2,499	38,909
Delphi Technologies PLC	1,544	33,103
Dorman Products, Inc. (a)	524	41,401
Fox Factory Holding Corp. (a)	496	26,650
Gentex Corp.	4,947	104,134
Gentherm, Inc. (a)	624	27,231
Hertz Global Holdings, Inc. (a)	1,270	17,463
Horizon Global Corp. (a)	311	1,745
LCI Industries	426	29,543
Modine Manufacturing Co. (a)	870	11,319
Motorcar Parts of America, Inc. (a)(b)	333	7,053
Shiloh Industries, Inc. (a)	153	1,391
Standard Motor Products, Inc.	348	18,830
Stoneridge, Inc. (a)	455	11,562
Superior Industries International, Inc.	405	3,981
Tenneco, Inc.	957	32,950
The Goodyear Tire & Rubber Co.	4,259	89,695
Tower International, Inc.	356	10,570
Visteon Corp. (a)	590	46,634
		679,975
Automobiles - 0.3%
Harley-Davidson, Inc.	2,906	111,067
REV Group, Inc.	213	2,324
Thor Industries, Inc.	828	57,662
Winnebago Industries, Inc.	461	12,705
		183,758
Distributors - 0.2%
Core-Mark Holding Co., Inc.	801	30,766
Pool Corp.	714	104,066
		134,832
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	987	49,972
American Public Education, Inc. (a)	287	9,394
Bridgepoint Education, Inc. (a)	457	4,387
Bright Horizons Family Solutions, Inc. (a)	756	86,872
Career Education Corp. (a)	1,122	16,134
Carriage Services, Inc.	237	4,517
Chegg, Inc. (a)	1,013	27,635
Frontdoor, Inc. (a)	1,150	39,158
Graham Holdings Co.	80	46,484
Grand Canyon Education, Inc. (a)	817	101,880
H&R Block, Inc.	3,579	94,987
Houghton Mifflin Harcourt Co. (a)	1,768	11,846
K12, Inc. (a)	599	12,825
Laureate Education, Inc. Class A (a)	617	9,187
Regis Corp. (a)	600	10,104
Service Corp. International	3,278	135,939
ServiceMaster Global Holdings, Inc. (a)	2,325	99,696
Sotheby's Class A (Ltd. vtg.) (a)	803	33,726
Strategic Education, Inc.	179	22,522
Weight Watchers International, Inc. (a)	476	31,464
		848,729
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd. Class A (a)	1,465	25,081
Biglari Holdings, Inc. (a)	3	2,250
Biglari Holdings, Inc. (a)	8	1,140
BJ's Restaurants, Inc.	337	20,618
Bloomin' Brands, Inc.	1,831	36,528
Bojangles', Inc. (a)	262	4,142
Boyd Gaming Corp.	1,425	37,848
Brinker International, Inc.	863	37,411
Caesars Entertainment Corp. (a)(b)	916	7,868
Carrols Restaurant Group, Inc. (a)	600	7,896
Chipotle Mexican Grill, Inc. (a)	429	197,482
Choice Hotels International, Inc.	622	45,655
Churchill Downs, Inc.	213	53,167
Chuy's Holdings, Inc. (a)	308	7,506
Cracker Barrel Old Country Store, Inc. (b)	416	66,011
Dave & Buster's Entertainment, Inc.	648	38,588
Del Frisco's Restaurant Group, Inc. (a)	375	2,531
Del Taco Restaurants, Inc. (a)	591	6,442
Denny's Corp. (a)	1,252	21,722
Dine Brands Global, Inc.	292	23,664
Drive Shack, Inc. (a)	972	5,190
Dunkin' Brands Group, Inc.	1,584	114,935
El Pollo Loco Holdings, Inc. (a)	345	4,316
Eldorado Resorts, Inc. (a)(b)	369	13,469
Extended Stay America, Inc. unit	1,943	31,632
Fiesta Restaurant Group, Inc. (a)	465	12,002
Golden Entertainment, Inc. (a)	240	4,361
Habit Restaurants, Inc. Class A (a)	262	3,327
Hilton Grand Vacations, Inc. (a)	995	26,736
Hyatt Hotels Corp. Class A	654	45,257
International Speedway Corp. Class A	451	16,917
Jack in the Box, Inc.	562	44,359
Marriott Vacations Worldwide Corp.	424	37,520
Monarch Casino & Resort, Inc. (a)	202	7,832
Papa John's International, Inc.	462	25,197
Penn National Gaming, Inc. (a)	1,316	31,952
Planet Fitness, Inc. (a)	868	42,610
Playa Hotels & Resorts NV (a)	966	8,298
PlayAGS, Inc. (a)	158	3,832
Potbelly Corp. (a)	401	4,684
RCI Hospitality Holdings, Inc.	130	3,403
Red Robin Gourmet Burgers, Inc. (a)	228	6,886
Red Rock Resorts, Inc.	499	11,547
Ruth's Hospitality Group, Inc.	505	13,650
Scientific Games Corp. Class A (a)	886	19,722
SeaWorld Entertainment, Inc. (a)	1,156	30,195
Shake Shack, Inc. Class A (a)	312	16,502
Six Flags Entertainment Corp.	1,479	79,659
Sonic Corp.	791	34,234
Texas Roadhouse, Inc. Class A	1,109	67,050
The Cheesecake Factory, Inc. (b)	749	36,207
U.S. Foods Holding Corp. (a)	1,523	44,426
Vail Resorts, Inc.	689	173,159
Wendy's Co.	3,473	59,875
Wingstop, Inc.	498	31,185
Zoe's Kitchen, Inc. (a)	306	3,892
		1,759,568
Household Durables - 1.3%
Beazer Homes U.S.A., Inc. (a)	505	4,449
Cavco Industries, Inc. (a)	147	29,490
Century Communities, Inc. (a)	270	5,729
Ethan Allen Interiors, Inc.	461	8,824
Flexsteel Industries, Inc.	104	2,644
Garmin Ltd.	1,976	130,732
GoPro, Inc. Class A (a)(b)	1,653	10,860
Green Brick Partners, Inc. (a)	360	3,384
Hamilton Beach Brands Holding Co. Class A	117	2,717
Helen of Troy Ltd. (a)	482	59,826
Hooker Furniture Corp.	184	5,386
Hovnanian Enterprises, Inc. Class A (a)	1,756	2,564
Installed Building Products, Inc. (a)	356	10,844
iRobot Corp. (a)(b)	470	41,440
KB Home	1,438	28,717
La-Z-Boy, Inc.	842	23,408
Leggett & Platt, Inc.	2,314	84,021
LGI Homes, Inc. (a)(b)	289	12,366
Libbey, Inc.	358	2,699
M.D.C. Holdings, Inc.	748	21,019
M/I Homes, Inc. (a)	410	9,910
Meritage Homes Corp. (a)	658	24,511
PulteGroup, Inc.	5,149	126,511
Roku, Inc. Class A (a)	315	17,514
Taylor Morrison Home Corp. (a)	739	12,223
Tempur Sealy International, Inc. (a)	874	40,388
Toll Brothers, Inc.	2,584	86,977
TopBuild Corp. (a)	663	30,246
TRI Pointe Homes, Inc. (a)	2,514	29,917
Tupperware Brands Corp.	878	30,818
Universal Electronics, Inc. (a)	257	8,036
Vuzix Corp. (a)	230	1,398
William Lyon Homes, Inc. (a)	372	5,044
Zagg, Inc. (a)	455	5,510
		920,122
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	509	5,319
Blue Apron Holdings, Inc. Class A (a)	364	517
Duluth Holdings, Inc. (a)	165	5,070
Etsy, Inc. (a)	1,659	70,541
FTD Companies, Inc. (a)	270	535
Groupon, Inc. (a)	6,988	22,851
GrubHub, Inc. (a)	1,478	137,070
Lands' End, Inc. (a)	240	3,914
Liberty Expedia Holdings, Inc. (a)	938	40,728
NutriSystem, Inc.	505	17,958
Overstock.com, Inc. (a)	283	5,694
PetMed Express, Inc.	358	10,003
Quotient Technology, Inc. (a)	1,172	15,084
Shutterfly, Inc. (a)	587	29,350
Shutterstock, Inc.	339	13,858
Stamps.com, Inc. (a)	275	55,597
Wayfair LLC Class A (a)	522	57,571
		491,660
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	967	13,229
Brunswick Corp.	1,552	80,688
Callaway Golf Co.	1,634	34,968
Johnson Outdoors, Inc. Class A	104	7,832
Malibu Boats, Inc. Class A (a)	306	12,301
Mattel, Inc. (a)(b)	5,960	80,937
MCBC Holdings, Inc. (a)	287	8,518
Nautilus, Inc. (a)	529	6,470
Polaris Industries, Inc.	1,032	91,827
Sturm, Ruger & Co., Inc.	323	19,183
Vista Outdoor, Inc. (a)	1,020	12,750
		368,703
Media - 0.1%
Altice U.S.A., Inc. Class A	1,115	18,186
Liberty Latin America Ltd. (a)	2,195	39,532
Liberty Latin America Ltd. Class A (a)	628	11,291
		69,009
Multiline Retail - 0.7%
Big Lots, Inc.	773	32,095
Dillard's, Inc. Class A (b)	450	31,689
Fred's, Inc. Class A (a)	504	1,381
JC Penney Corp., Inc. (a)(b)	5,399	7,937
Macy's, Inc.	5,257	180,263
Nordstrom, Inc.	2,005	131,869
Ollie's Bargain Outlet Holdings, Inc. (a)	820	76,178
		461,412
Specialty Retail - 3.3%
Aaron's, Inc. Class A	1,098	51,749
Abercrombie & Fitch Co. Class A	1,175	23,148
Advance Auto Parts, Inc.	1,274	203,534
America's Car Mart, Inc. (a)	137	10,261
American Eagle Outfitters, Inc.	2,956	68,165
Armstrong Flooring, Inc. (a)	442	6,873
Asbury Automotive Group, Inc. (a)	343	22,329
Ascena Retail Group, Inc. (a)	2,827	10,884
AutoNation, Inc. (a)	1,137	46,026
Barnes & Noble Education, Inc. (a)	689	3,934
Barnes & Noble, Inc.	978	6,191
Bed Bath & Beyond, Inc. (b)	2,638	36,246
Big 5 Sporting Goods Corp.	279	979
Boot Barn Holdings, Inc. (a)	201	4,961
Burlington Stores, Inc. (a)	1,218	208,875
Caleres, Inc.	756	25,855
Camping World Holdings, Inc.	212	3,636
Cars.com, Inc. (a)	1,243	32,455
Chico's FAS, Inc.	2,166	16,613
Citi Trends, Inc.	283	7,168
Conn's, Inc. (a)	411	11,418
Dick's Sporting Goods, Inc.	1,521	53,798
DSW, Inc. Class A	1,324	35,152
Express, Inc. (a)	1,332	11,735
Five Below, Inc. (a)	947	107,788
Floor & Decor Holdings, Inc. Class A (a)(b)	347	8,876
Foot Locker, Inc.	2,142	100,974
Francesca's Holdings Corp. (a)	643	1,955
GameStop Corp. Class A (b)	1,766	25,784
Gap, Inc.	3,789	103,440
Genesco, Inc. (a)	347	14,848
GNC Holdings, Inc. Class A (a)(b)	1,217	4,479
Group 1 Automotive, Inc.	342	19,747
Guess?, Inc.	1,071	22,748
Haverty Furniture Companies, Inc.	352	7,139
Hibbett Sports, Inc. (a)	354	6,184
Kirkland's, Inc. (a)	246	2,487
Lithia Motors, Inc. Class A (sub. vtg.)	398	35,454
Lumber Liquidators Holdings, Inc. (a)(b)	456	5,454
MarineMax, Inc. (a)	435	9,901
Michaels Companies, Inc. (a)(b)	1,997	31,652
Monro, Inc.	559	41,590
Murphy U.S.A., Inc. (a)	627	50,555
Office Depot, Inc.	9,147	23,416
Party City Holdco, Inc. (a)	380	3,979
Penske Automotive Group, Inc.	647	28,714
Pier 1 Imports, Inc.	1,119	1,779
Rent-A-Center, Inc. (a)	915	13,039
RH (a)(b)	662	76,600
Sally Beauty Holdings, Inc. (a)	2,497	44,472
Shoe Carnival, Inc.	232	9,449
Signet Jewelers Ltd.	1,202	67,372
Sleep Number Corp. (a)	769	27,969
Sonic Automotive, Inc. Class A (sub. vtg.)	456	8,263
Sportsman's Warehouse Holdings, Inc. (a)	430	2,163
Tailored Brands, Inc.	834	17,522
The Buckle, Inc. (b)	490	9,996
The Cato Corp. Class A (sub. vtg.)	438	8,445
The Children's Place Retail Stores, Inc.	313	46,762
Tile Shop Holdings, Inc.	530	3,445
Tilly's, Inc.	203	3,601
Tractor Supply Co.	2,167	199,126
Urban Outfitters, Inc. (a)	1,528	60,295
Vitamin Shoppe, Inc. (a)	381	2,960
Williams-Sonoma, Inc.	1,407	83,548
Zumiez, Inc. (a)	302	7,025
		2,252,980
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	853	81,871
Columbia Sportswear Co.	467	42,161
Crocs, Inc. (a)	1,262	25,921
Deckers Outdoor Corp. (a)	554	70,452
Emerald Expositions Events, Inc.	228	3,333
Fossil Group, Inc. (a)	727	15,783
G-III Apparel Group Ltd. (a)	760	30,294
Hanesbrands, Inc.	6,528	112,020
J.Jill, Inc. (a)	207	1,045
lululemon athletica, Inc. (a)	1,844	259,476
Movado Group, Inc.	266	10,244
Oxford Industries, Inc.	255	22,690
PetIQ, Inc. Class A (a)	109	3,451
Ralph Lauren Corp.	972	125,981
Samsonite International SA	23,700	68,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,305	65,854
Steven Madden Ltd.	1,416	44,278
Stitch Fix, Inc. (a)(b)	140	3,690
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,177	70,243
Class C (non-vtg.) (a)(b)	3,185	63,159
Unifi, Inc. (a)	277	6,341
Vera Bradley, Inc. (a)	328	4,326
Wolverine World Wide, Inc.	1,704	59,930
		1,190,543

TOTAL CONSUMER DISCRETIONARY		9,361,291

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	156	47,937
Coca-Cola Bottling Co. Consolidated	77	13,293
Craft Brew Alliance, Inc. (a)	160	2,934
MGP Ingredients, Inc. (b)	211	15,017
National Beverage Corp. (a)	199	18,398
Primo Water Corp. (a)	352	5,868
		103,447
Food & Staples Retailing - 0.5%
Andersons, Inc.	448	16,128
Casey's General Stores, Inc.	677	85,376
Chefs' Warehouse Holdings (a)	322	10,829
Ingles Markets, Inc. Class A	247	8,136
Performance Food Group Co. (a)	969	28,411
PriceSmart, Inc.	386	27,078
Rite Aid Corp. (a)(b)	18,297	21,956
Smart & Final Stores, Inc. (a)	396	2,000
SpartanNash Co.	630	11,246
Sprouts Farmers Market LLC (a)	2,314	62,223
United Natural Foods, Inc. (a)	859	18,666
Weis Markets, Inc.	276	12,737
Welbilt, Inc. (a)	2,402	44,965
		349,751
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	1,154	30,050
Cal-Maine Foods, Inc.	503	24,481
Calavo Growers, Inc.	266	25,802
Campbell Soup Co. (b)	3,320	124,201
Darling International, Inc. (a)	2,847	58,819
Dean Foods Co.	1,538	12,289
Farmer Brothers Co. (a)	199	4,798
Flowers Foods, Inc.	3,156	60,942
Fresh Del Monte Produce, Inc.	576	19,025
Freshpet, Inc. (a)	331	12,611
Hormel Foods Corp.	4,638	202,402
Hostess Brands, Inc. Class A (a)	1,395	14,508
J&J Snack Foods Corp.	260	40,602
John B. Sanfilippo & Son, Inc.	162	10,216
Lamb Weston Holdings, Inc.	2,393	187,037
Lancaster Colony Corp.	336	57,584
Pilgrim's Pride Corp. (a)	1,007	17,784
Post Holdings, Inc. (a)	1,118	98,854
Sanderson Farms, Inc.	345	33,945
Seaboard Corp.	5	19,325
The Hain Celestial Group, Inc. (a)	1,759	43,764
Tootsie Roll Industries, Inc.	405	12,786
TreeHouse Foods, Inc. (a)	982	44,740
		1,156,565
Household Products - 0.2%
Central Garden & Pet Co. (a)	213	6,918
Central Garden & Pet Co. Class A (non-vtg.) (a)	545	16,159
Energizer Holdings, Inc.	1,070	62,884
Spectrum Brands Holdings, Inc.	381	24,746
WD-40 Co.	246	41,102
		151,809
Personal Products - 0.6%
Avon Products, Inc. (a)	7,329	14,365
Coty, Inc. Class A	8,172	86,215
Edgewell Personal Care Co. (a)	1,008	48,364
elf Beauty, Inc. (a)(b)	288	3,056
Herbalife Nutrition Ltd. (a)	2,409	128,303
Inter Parfums, Inc.	299	17,638
MediFast, Inc.	193	40,854
Natural Health Trends Corp.	108	2,456
Nu Skin Enterprises, Inc. Class A	886	62,215
Revlon, Inc. (a)	205	4,305
USANA Health Sciences, Inc. (a)	179	20,947
		428,718
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,639	3,966
Universal Corp.	427	28,976
Vector Group Ltd.	1,888	25,526
		58,468

TOTAL CONSUMER STAPLES		2,248,758

ENERGY - 4.0%
Energy Equipment & Services - 1.1%
Archrock, Inc.	1,250	12,825
Basic Energy Services, Inc. (a)	299	2,323
Bristow Group, Inc. (a)	564	6,210
C&J Energy Services, Inc. (a)	1,103	20,714
Carbo Ceramics, Inc. (a)(b)	347	1,676
Core Laboratories NV	764	65,123
Diamond Offshore Drilling, Inc. (a)(b)	1,109	15,726
Dril-Quip, Inc. (a)	648	27,579
Ensco PLC Class A	5,254	37,514
Exterran Corp. (a)	567	11,845
Forum Energy Technologies, Inc. (a)	1,280	11,469
Frank's International NV (a)	742	5,268
FTS International, Inc. (a)	350	4,484
Helix Energy Solutions Group, Inc. (a)	2,301	19,605
Helmerich & Payne, Inc.	1,870	116,482
Hornbeck Offshore Services, Inc. (a)	462	1,455
Key Energy Services, Inc. (a)	128	1,158
KLX Energy Services Holdings, Inc. (a)	368	10,632
Mammoth Energy Services, Inc.	122	3,045
Matrix Service Co. (a)	476	9,677
McDermott International, Inc. (a)	1,385	10,706
Nabors Industries Ltd.	4,904	24,373
NCS Multistage Holdings, Inc. (a)	167	1,887
Newpark Resources, Inc. (a)	1,520	12,479
Noble Corp. (a)	4,204	21,104
Oceaneering International, Inc. (a)	1,703	32,255
Oil States International, Inc. (a)	907	20,199
Patterson-UTI Energy, Inc.	2,845	47,341
Pioneer Energy Services Corp. (a)	1,366	4,057
Rowan Companies PLC (a)	2,179	34,668
RPC, Inc.	1,031	15,341
SEACOR Holdings, Inc. (a)	277	13,293
Smart Sand, Inc. (a)	350	970
Solaris Oilfield Infrastructure, Inc. Class A (a)	167	2,204
Superior Energy Services, Inc. (a)	2,632	20,609
TETRA Technologies, Inc. (a)	2,085	6,192
Transocean Ltd. (United States) (a)(b)	6,736	74,163
U.S. Silica Holdings, Inc. (b)	1,239	17,346
Unit Corp. (a)	876	20,262
Weatherford International PLC (a)(b)	16,440	22,194
		786,453
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	2,645	4,867
Antero Resources Corp. (a)	2,508	39,852
Approach Resources, Inc. (a)	791	1,321
Arch Coal, Inc.	427	40,949
Ardmore Shipping Corp. (a)	422	2,726
Bonanza Creek Energy, Inc. (a)	367	9,450
California Resources Corp. (a)	716	22,439
Callon Petroleum Co. (a)	3,496	34,855
Carrizo Oil & Gas, Inc. (a)	1,054	19,193
Centennial Resource Development, Inc. Class A (a)	2,976	57,020
Chesapeake Energy Corp. (a)(b)	12,901	45,283
Clean Energy Fuels Corp. (a)	1,519	3,357
Cloud Peak Energy, Inc. (a)	999	1,708
CNX Resources Corp. (a)	3,727	58,328
CONSOL Energy, Inc. (a)	436	17,370
Contango Oil & Gas Co. (a)	329	1,661
Continental Resources, Inc. (a)	1,489	78,441
CVR Energy, Inc.	266	11,438
Delek U.S. Holdings, Inc.	955	35,068
Denbury Resources, Inc. (a)	6,898	23,798
Eclipse Resources Corp. (a)	1,038	1,183
Energen Corp. (a)	1,678	120,766
EP Energy Corp. (a)	551	992
Extraction Oil & Gas, Inc. (a)	741	5,921
Green Plains, Inc.	625	10,650
Gulfport Energy Corp. (a)	2,689	24,497
Halcon Resources Corp. (a)	2,635	8,748
Highpoint Resources, Inc. (a)	1,211	4,505
HollyFrontier Corp.	3,036	204,748
International Seaways, Inc. (a)	208	4,474
Kosmos Energy Ltd. (a)	3,179	20,632
Laredo Petroleum, Inc. (a)	2,450	12,838
Matador Resources Co. (a)	1,605	46,288
Midstates Petroleum Co., Inc. (a)	398	2,870
Murphy Oil Corp.	2,800	89,208
NACCO Industries, Inc. Class A	63	2,176
Newfield Exploration Co. (a)	3,422	69,124
Nine Energy Service, Inc. (a)	113	4,184
Oasis Petroleum, Inc. (a)	4,106	41,306
Overseas Shipholding Group, Inc. (a)	553	1,736
Pacific Ethanol, Inc. (a)	629	1,032
Par Pacific Holdings, Inc. (a)	555	9,812
Parsley Energy, Inc. Class A (a)	3,836	89,839
PBF Energy, Inc. Class A	1,884	78,845
PDC Energy, Inc. (a)	969	41,134
Peabody Energy Corp.	1,807	64,058
Penn Virginia Corp. (a)	226	15,544
QEP Resources, Inc. (a)	4,158	37,048
Range Resources Corp.	3,203	50,768
Renewable Energy Group, Inc. (a)	590	18,337
Resolute Energy Corp. (a)(b)	348	9,685
Rex American Resources Corp. (a)	96	7,120
Ring Energy, Inc. (a)	679	4,841
Sanchez Energy Corp. (a)(b)	980	1,627
SandRidge Energy, Inc. (a)	299	2,676
SemGroup Corp. Class A	935	17,288
SM Energy Co.	1,675	40,770
Southwestern Energy Co. (a)	8,519	45,491
SRC Energy, Inc. (a)	3,488	24,695
Talos Energy, Inc. (a)	355	9,251
Teekay Corp.	813	5,390
Teekay Tankers Ltd.	1,884	2,091
Tellurian, Inc. (a)(b)	1,104	8,832
Ultra Petroleum Corp. (a)	2,883	3,460
Uranium Energy Corp. (a)(b)	1,932	2,570
W&T Offshore, Inc. (a)	1,599	10,777
Whiting Petroleum Corp. (a)	1,231	45,916
WildHorse Resource Development Corp. (a)	494	10,478
World Fuel Services Corp.	1,220	39,040
WPX Energy, Inc. (a)	6,737	108,061
		1,992,446

TOTAL ENERGY		2,778,899

FINANCIALS - 15.0%
Banks - 6.2%
1st Source Corp.	299	13,930
Ameris Bancorp	591	25,348
Associated Banc-Corp.	2,562	59,387
Atlantic Capital Bancshares, Inc. (a)	414	6,239
Banc of California, Inc.	822	13,111
BancFirst Corp.	279	16,009
Bancorp, Inc., Delaware (a)	1,002	10,521
BancorpSouth Bank	1,479	42,447
Bank of Hawaii Corp.	738	57,889
Bank of Marin Bancorp	92	7,819
Bank of the Ozarks, Inc.	1,571	42,983
BankUnited, Inc.	1,802	59,646
Banner Corp.	453	26,192
Berkshire Hills Bancorp, Inc.	549	18,320
BOK Financial Corp.	363	31,120
Boston Private Financial Holdings, Inc.	1,414	19,089
Bridge Bancorp, Inc.	335	9,950
Brookline Bancorp, Inc., Delaware	1,244	19,282
Bryn Mawr Bank Corp.	308	12,302
Byline Bancorp, Inc. (a)	83	1,826
Cadence Bancorp Class A	338	7,456
Camden National Corp.	255	10,340
Carolina Financial Corp.	296	9,795
Cathay General Bancorp	1,287	48,481
Centerstate Banks of Florida, Inc.	853	20,967
Central Pacific Financial Corp.	543	14,683
Chemical Financial Corp.	1,221	57,216
CIT Group, Inc.	2,264	107,268
City Holding Co.	265	19,552
Columbia Banking Systems, Inc.	1,010	37,461
Commerce Bancshares, Inc.	1,575	100,170
Community Bank System, Inc.	768	44,844
Community Trust Bancorp, Inc.	266	12,106
ConnectOne Bancorp, Inc.	534	11,070
Cullen/Frost Bankers, Inc.	966	94,591
Customers Bancorp, Inc. (a)	494	10,122
CVB Financial Corp.	1,749	38,216
Eagle Bancorp, Inc. (a)	502	24,683
Enterprise Financial Services Corp.	352	15,294
Equity Bancshares, Inc. (a)	171	6,171
FCB Financial Holdings, Inc. Class A (a)	659	25,787
Fidelity Southern Corp.	397	9,218
Financial Institutions, Inc.	218	6,224
First Bancorp, North Carolina	358	13,207
First Bancorp, Puerto Rico (a)	2,672	24,663
First Busey Corp.	544	15,188
First Citizen Bancshares, Inc.	152	64,848
First Commonwealth Financial Corp.	1,550	20,925
First Financial Bancorp, Ohio	1,074	28,107
First Financial Bankshares, Inc. (b)	1,142	67,367
First Foundation, Inc. (a)	422	6,841
First Hawaiian, Inc.	896	22,203
First Horizon National Corp.	4,035	65,125
First Internet Bancorp	119	3,067
First Interstate Bancsystem, Inc.	341	14,138
First Merchants Corp.	699	29,085
First Midwest Bancorp, Inc., Delaware	1,370	31,455
First of Long Island Corp.	397	8,023
Flushing Financial Corp.	491	11,141
FNB Corp., Pennsylvania	3,608	42,683
Franklin Financial Network, Inc. (a)	225	7,628
Fulton Financial Corp.	3,009	48,174
German American Bancorp, Inc.	395	12,525
Glacier Bancorp, Inc.	1,324	56,138
Great Western Bancorp, Inc.	1,019	37,346
Green Bancorp, Inc.	439	8,122
Guaranty Bancorp	306	7,962
Hancock Whitney Corp.	1,439	60,380
Hanmi Financial Corp.	570	11,959
Heartland Financial U.S.A., Inc.	370	19,662
Heritage Commerce Corp.	499	7,240
Heritage Financial Corp., Washington	520	17,014
Hilltop Holdings, Inc.	1,349	26,845
Home Bancshares, Inc.	2,149	40,917
Hope Bancorp, Inc.	2,178	31,537
Horizon Bancorp, Inc. Indiana	569	9,536
IBERIABANK Corp.	764	56,910
Independent Bank Corp.	332	7,347
Independent Bank Corp., Massachusetts	468	36,715
Independent Bank Group, Inc.	184	10,655
International Bancshares Corp.	996	38,545
Investors Bancorp, Inc.	5,353	59,847
Lakeland Bancorp, Inc.	625	10,294
Lakeland Financial Corp.	447	19,234
LegacyTexas Financial Group, Inc.	723	27,857
Live Oak Bancshares, Inc.	391	7,194
Luther Burbank Corp.	155	1,499
MB Financial, Inc.	1,226	54,422
Merchants Bancorp/IN	93	2,139
Metropolitan Bank Holding Corp. (a)	43	1,585
Midland States Bancorp, Inc.	109	2,940
National Bank Holdings Corp.	466	15,732
National Commerce Corp. (a)	194	7,197
NBT Bancorp, Inc.	746	27,222
OFG Bancorp	736	12,578
Old National Bancorp, Indiana	2,341	41,787
Opus Bank	323	6,134
Pacific Premier Bancorp, Inc. (a)	479	14,001
PacWest Bancorp	2,076	84,327
Park National Corp.	222	20,291
Peapack-Gladstone Financial Corp.	259	6,990
Peoples United Financial, Inc.	5,374	84,157
Pinnacle Financial Partners, Inc.	799	41,788
Popular, Inc.	1,789	93,046
Preferred Bank, Los Angeles	224	11,516
Prosperity Bancshares, Inc.	1,200	78,036
QCR Holdings, Inc.	214	7,796
Renasant Corp.	721	25,148
S&T Bancorp, Inc.	592	23,745
Sandy Spring Bancorp, Inc.	398	14,149
Seacoast Banking Corp., Florida (a)	525	13,813
ServisFirst Bancshares, Inc.	770	27,705
Signature Bank	928	101,987
Simmons First National Corp. Class A	1,002	26,834
South State Corp.	421	28,489
Southside Bancshares, Inc.	487	15,428
State Bank Financial Corp.	626	16,007
Sterling Bancorp	2,266	40,743
Stock Yards Bancorp, Inc.	355	11,257
Synovus Financial Corp.	2,112	79,327
TCF Financial Corp.	2,953	61,659
Texas Capital Bancshares, Inc. (a)	849	55,380
Tompkins Financial Corp.	219	16,015
TowneBank	961	27,033
Trico Bancshares	359	12,931
TriState Capital Holdings, Inc. (a)	382	9,634
Triumph Bancorp, Inc. (a)	324	11,619
Trustmark Corp.	1,162	35,790
UMB Financial Corp.	754	48,143
Umpqua Holdings Corp.	3,810	73,152
Union Bankshares Corp.	748	25,537
United Bankshares, Inc., West Virginia	1,397	46,338
United Community Bank, Inc.	1,225	30,466
Univest Corp. of Pennsylvania	435	10,858
Valley National Bancorp	4,404	43,952
Veritex Holdings, Inc. (a)	307	7,233
Washington Trust Bancorp, Inc.	237	12,170
Webster Financial Corp.	1,586	93,320
WesBanco, Inc.	682	27,348
Westamerica Bancorp.	451	26,253
Western Alliance Bancorp. (a)	1,635	78,872
Wintrust Financial Corp.	896	68,221
		4,232,513
Capital Markets - 2.1%
Arlington Asset Investment Corp.	565	4,752
Artisan Partners Asset Management, Inc.	680	18,639
B. Riley Financial, Inc.	245	4,716
BGC Partners, Inc. Class A	3,808	40,327
Blucora, Inc. (a)	665	19,232
Brighthouse Financial, Inc. (a)	1,660	65,786
Cohen & Steers, Inc.	341	13,091
Cowen Group, Inc. Class A (a)	454	6,719
Diamond Hill Investment Group, Inc.	57	9,814
Eaton Vance Corp. (non-vtg.)	1,958	88,208
Evercore, Inc. Class A	675	55,141
FactSet Research Systems, Inc.	688	153,947
Federated Investors, Inc. Class B (non-vtg.)	1,585	39,102
Gain Capital Holdings, Inc.	363	2,773
Greenhill & Co., Inc. (b)	480	10,584
Hamilton Lane, Inc. Class A	242	9,288
Houlihan Lokey	360	14,825
Interactive Brokers Group, Inc.	1,161	57,365
INTL FCStone, Inc. (a)	270	12,226
Investment Technology Group, Inc.	517	14,207
Janus Henderson Group PLC	3,111	76,437
Lazard Ltd. Class A	2,245	89,216
Legg Mason, Inc.	1,563	44,108
LPL Financial	1,371	84,454
MarketAxess Holdings, Inc.	649	136,076
Moelis & Co. Class A	394	15,902
Morningstar, Inc.	320	39,936
Oppenheimer Holdings, Inc. Class A (non-vtg.)	171	5,260
Piper Jaffray Companies	254	17,623
PJT Partners, Inc.	283	12,831
Stifel Financial Corp.	1,149	52,532
The NASDAQ OMX Group, Inc.	1,964	170,298
Virtu Financial, Inc. Class A	683	16,201
Virtus Investment Partners, Inc.	115	11,424
Waddell & Reed Financial, Inc. Class A (b)	1,426	27,194
Westwood Holdings Group, Inc.	146	6,183
WisdomTree Investments, Inc.	1,941	15,082
		1,461,499
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	218	92,524
Elevate Credit, Inc. (a)	206	878
Encore Capital Group, Inc. (a)(b)	420	10,672
Enova International, Inc. (a)	408	9,649
EZCORP, Inc. (non-vtg.) Class A (a)(b)	862	8,568
First Cash Financial Services, Inc.	839	67,456
Green Dot Corp. Class A (a)	764	57,865
LendingClub Corp. (a)	5,553	17,936
Navient Corp.	5,248	60,772
Nelnet, Inc. Class A	327	18,407
OneMain Holdings, Inc. (a)	895	25,525
PRA Group, Inc. (a)	800	24,672
Regional Management Corp. (a)	145	4,185
Santander Consumer U.S.A. Holdings, Inc.	1,911	35,831
SLM Corp. (a)	7,420	75,239
World Acceptance Corp. (a)	105	10,656
		520,835
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	304	7,427
Cannae Holdings, Inc. (a)	1,128	20,834
Donnelley Financial Solutions, Inc. (a)	471	7,324
FB Financial Corp.	92	3,356
Granite Point Mortgage Trust, Inc.	753	14,013
Jefferies Financial Group, Inc.	5,601	120,253
On Deck Capital, Inc. (a)	661	4,561
Rafael Holdings, Inc. (a)	143	1,164
Victory Capital Holdings, Inc. (a)	199	1,552
Voya Financial, Inc.	3,360	147,034
		327,518
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	760	15,641
American Equity Investment Life Holding Co.	1,521	47,486
American Financial Group, Inc.	1,252	125,238
American National Insurance Co.	137	16,884
Amerisafe, Inc.	325	21,154
AmTrust Financial Services, Inc.	1,799	25,798
Argo Group International Holdings, Ltd.	597	36,781
Aspen Insurance Holdings Ltd.	1,038	43,471
Assurant, Inc.	983	95,557
Assured Guaranty Ltd.	2,242	89,635
Athene Holding Ltd. (a)	887	40,554
Axis Capital Holdings Ltd.	1,525	85,080
Brown & Brown, Inc.	3,941	111,057
CNO Financial Group, Inc.	3,003	56,757
eHealth, Inc. (a)	291	9,999
Employers Holdings, Inc.	558	25,646
Enstar Group Ltd. (a)	184	33,414
Erie Indemnity Co. Class A	318	41,241
Everest Re Group Ltd.	708	154,245
FBL Financial Group, Inc. Class A	171	11,796
First American Financial Corp.	1,895	84,005
Genworth Financial, Inc. Class A (a)	8,616	36,876
Greenlight Capital Re, Ltd. (a)	546	6,328
Hanover Insurance Group, Inc.	735	81,864
HCI Group, Inc.	136	5,939
Health Insurance Innovations, Inc. (a)	207	10,122
Heritage Insurance Holdings, Inc.	466	6,505
Horace Mann Educators Corp.	700	27,496
James River Group Holdings Ltd.	309	11,897
Kemper Corp.	841	63,235
Kinsale Capital Group, Inc.	193	11,524
Maiden Holdings Ltd.	1,164	4,086
MBIA, Inc. (a)(b)	2,249	22,265
Mercury General Corp.	631	37,425
National General Holdings Corp.	1,069	29,782
National Western Life Group, Inc.	40	10,771
Navigators Group, Inc.	380	26,277
Old Republic International Corp.	4,206	92,742
Primerica, Inc.	792	86,914
ProAssurance Corp.	924	40,582
RenaissanceRe Holdings Ltd.	710	86,734
RLI Corp.	659	48,720
Safety Insurance Group, Inc.	245	20,404
Selective Insurance Group, Inc.	1,001	64,915
Stewart Information Services Corp.	410	16,925
Third Point Reinsurance Ltd. (a)	1,017	11,248
Trupanion, Inc. (a)(b)	281	7,098
United Fire Group, Inc.	376	20,240
United Insurance Holdings Corp.	286	5,640
Universal Insurance Holdings, Inc.	564	23,677
W.R. Berkley Corp.	1,663	126,222
White Mountains Insurance Group Ltd.	79	70,047
		2,285,939
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	423	7,318
AGNC Investment Corp.	5,646	100,725
Anworth Mortgage Asset Corp.	1,734	7,560
Apollo Commercial Real Estate Finance, Inc.	1,320	24,697
Arbor Realty Trust, Inc. (b)	816	9,857
Ares Commercial Real Estate Corp.	536	7,756
Armour Residential REIT, Inc.	680	14,810
Blackstone Mortgage Trust, Inc.	1,598	53,917
Capstead Mortgage Corp.	1,605	11,010
Cherry Hill Mortgage Investment Corp.	275	4,925
Chimera Investment Corp.	3,041	56,563
Dynex Capital, Inc.	964	5,582
Ellington Residential Mortgage REIT	152	1,605
Exantas Capital Corp.	586	6,645
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	783	16,247
Invesco Mortgage Capital, Inc.	1,895	28,577
Ladder Capital Corp. Class A	1,082	18,221
MFA Financial, Inc.	6,338	43,922
New Residential Investment Corp.	5,125	91,635
New York Mortgage Trust, Inc. (b)	1,922	11,801
Orchid Island Capital, Inc.	299	1,955
PennyMac Mortgage Investment Trust	1,133	21,878
Redwood Trust, Inc.	1,316	21,609
Starwood Property Trust, Inc.	4,398	95,525
TPG RE Finance Trust, Inc.	144	2,854
Two Harbors Investment Corp.	3,636	53,413
Western Asset Mortgage Capital Corp.	807	8,046
		728,653
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	125	9,485
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	1,321	20,647
BofI Holding, Inc. (a)	981	29,783
Capitol Federal Financial, Inc.	2,166	26,880
Dime Community Bancshares, Inc.	556	8,963
Essent Group Ltd. (a)	1,266	49,906
Farmer Mac Class C (non-vtg.)	160	11,174
First Defiance Financial Corp.	336	9,146
Flagstar Bancorp, Inc. (a)	357	10,992
HomeStreet, Inc. (a)	445	11,561
Kearny Financial Corp.	1,539	19,915
LendingTree, Inc. (a)(b)	125	25,211
Meridian Bancorp, Inc. Maryland	854	13,527
Meta Financial Group, Inc.	475	11,989
MGIC Investment Corp. (a)	5,881	71,807
New York Community Bancorp, Inc.	8,408	80,549
NMI Holdings, Inc. (a)	913	19,301
Northfield Bancorp, Inc.	725	9,548
Northwest Bancshares, Inc.	1,746	28,180
OceanFirst Financial Corp.	493	12,483
Ocwen Financial Corp. (a)	1,841	6,444
Oritani Financial Corp.	671	9,803
PDL Community Bancorp	141	1,933
PennyMac Financial Services, Inc.	337	6,737
Provident Financial Services, Inc.	1,020	24,888
Radian Group, Inc.	3,701	71,022
Sterling Bancorp, Inc.	253	2,619
TFS Financial Corp.	1,009	14,842
Trustco Bank Corp., New York	1,679	12,576
United Financial Bancorp, Inc. New	890	13,751
Walker & Dunlop, Inc.	469	19,679
Washington Federal, Inc.	1,543	43,451
WSFS Financial Corp.	460	19,564
		718,871

TOTAL FINANCIALS		10,285,313

HEALTH CARE - 11.3%
Biotechnology - 3.4%
Abeona Therapeutics, Inc. (a)	554	4,764
ACADIA Pharmaceuticals, Inc. (a)	1,639	31,928
Acceleron Pharma, Inc. (a)	551	27,974
Achaogen, Inc. (a)	437	1,682
Achillion Pharmaceuticals, Inc. (a)	1,857	5,311
Acorda Therapeutics, Inc. (a)	781	14,925
Adamas Pharmaceuticals, Inc. (a)(b)	275	4,551
Aduro Biotech, Inc. (a)	443	1,878
Agenus, Inc. (a)(b)	1,292	2,054
Agios Pharmaceuticals, Inc. (a)	573	36,133
Aimmune Therapeutics, Inc. (a)	364	9,675
Akebia Therapeutics, Inc. (a)	619	4,636
Alder Biopharmaceuticals, Inc. (a)	780	9,906
Alkermes PLC (a)	2,632	107,465
AMAG Pharmaceuticals, Inc. (a)	611	13,137
Amicus Therapeutics, Inc. (a)	2,472	27,637
AnaptysBio, Inc. (a)	95	7,098
Anavex Life Sciences Corp. (a)	535	1,289
Apellis Pharmaceuticals, Inc. (a)	183	2,560
Ardelyx, Inc. (a)	183	503
Arena Pharmaceuticals, Inc. (a)	435	15,512
Array BioPharma, Inc. (a)	2,935	47,547
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,185	15,073
Atara Biotherapeutics, Inc. (a)	365	12,472
Athersys, Inc. (a)	1,725	3,226
Audentes Therapeutics, Inc. (a)	463	13,057
AVEO Pharmaceuticals, Inc. (a)(b)	1,804	4,420
Bellicum Pharmaceuticals, Inc. (a)	292	1,188
BioCryst Pharmaceuticals, Inc. (a)	1,178	8,623
Biohaven Pharmaceutical Holding Co. Ltd. (a)	189	6,813
Blueprint Medicines Corp. (a)	434	26,374
Calithera Biosciences, Inc. (a)	457	2,157
Cara Therapeutics, Inc. (a)(b)	367	6,878
Catalyst Pharmaceutical Partners, Inc. (a)	1,787	5,325
Celldex Therapeutics, Inc. (a)	1,577	496
Clovis Oncology, Inc. (a)	731	8,502
Coherus BioSciences, Inc. (a)	602	7,037
Conatus Pharmaceuticals, Inc. (a)(b)	462	1,917
Concert Pharmaceuticals, Inc. (a)	272	4,058
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	762	5,075
Cue Biopharma, Inc. (a)	186	1,179
Curis, Inc. (a)	327	533
Cytokinetics, Inc. (a)	705	4,716
CytomX Therapeutics, Inc. (a)	374	5,333
Deciphera Pharmaceuticals, Inc. (a)	101	2,039
Denali Therapeutics, Inc. (a)(b)	265	3,835
Dynavax Technologies Corp. (a)	698	6,903
Eagle Pharmaceuticals, Inc. (a)	137	6,746
Editas Medicine, Inc. (a)	273	6,915
Emergent BioSolutions, Inc. (a)	602	36,836
Enanta Pharmaceuticals, Inc. (a)	236	18,210
Epizyme, Inc. (a)	742	5,973
Esperion Therapeutics, Inc. (a)	288	13,084
Exact Sciences Corp. (a)	1,874	133,148
Exelixis, Inc. (a)	3,927	54,467
FibroGen, Inc. (a)	912	39,097
Five Prime Therapeutics, Inc. (a)	532	6,458
Flexion Therapeutics, Inc. (a)(b)	364	4,929
Genomic Health, Inc. (a)	327	23,449
Geron Corp. (a)	2,351	3,597
Global Blood Therapeutics, Inc. (a)	336	11,790
GlycoMimetics, Inc. (a)	386	4,856
Halozyme Therapeutics, Inc. (a)	1,973	30,641
Heron Therapeutics, Inc. (a)	740	20,542
Idera Pharmaceuticals, Inc. (a)	231	1,541
Immune Design Corp. (a)	281	405
ImmunoGen, Inc. (a)	1,545	8,389
Immunomedics, Inc. (a)(b)	1,712	38,571
Inovio Pharmaceuticals, Inc. (a)	1,119	5,517
Insmed, Inc. (a)	1,047	15,286
Insys Therapeutics, Inc. (a)	347	2,960
Intellia Therapeutics, Inc. (a)	102	1,732
Intercept Pharmaceuticals, Inc. (a)	305	29,283
Intrexon Corp. (a)(b)	1,070	12,369
Invitae Corp. (a)	525	7,450
Ionis Pharmaceuticals, Inc. (a)	2,099	104,005
Iovance Biotherapeutics, Inc. (a)	894	8,118
Ironwood Pharmaceuticals, Inc. Class A (a)	2,289	29,986
Jounce Therapeutics, Inc. (a)	90	364
Kadmon Holdings, Inc. (a)	1,159	2,747
Karyopharm Therapeutics, Inc. (a)	347	3,657
Keryx Biopharmaceuticals, Inc. (a)	1,724	4,793
Kura Oncology, Inc. (a)	299	3,250
La Jolla Pharmaceutical Co. (a)(b)	203	3,309
Lexicon Pharmaceuticals, Inc. (a)	832	6,515
Ligand Pharmaceuticals, Inc. Class B (a)	330	54,387
Loxo Oncology, Inc. (a)	284	43,355
Macrogenics, Inc. (a)	573	9,432
MannKind Corp. (a)(b)	740	1,354
Merrimack Pharmaceuticals, Inc. (a)	173	673
MiMedx Group, Inc. (a)(b)	1,746	10,162
Minerva Neurosciences, Inc. (a)	227	2,490
Mirati Therapeutics, Inc. (a)	450	16,817
Momenta Pharmaceuticals, Inc. (a)	1,064	13,311
Myriad Genetics, Inc. (a)	1,166	52,505
Natera, Inc. (a)	442	9,706
Neurocrine Biosciences, Inc. (a)	1,503	161,046
NewLink Genetics Corp. (a)	409	773
Novavax, Inc. (a)(b)	4,686	8,247
Opko Health, Inc. (a)(b)	6,299	21,291
Organovo Holdings, Inc. (a)	1,418	1,432
PDL BioPharma, Inc. (a)	3,213	8,000
Portola Pharmaceuticals, Inc. (a)	956	18,824
Progenics Pharmaceuticals, Inc. (a)	1,256	6,293
Prothena Corp. PLC (a)	621	7,700
PTC Therapeutics, Inc. (a)	591	22,765
Puma Biotechnology, Inc. (a)	475	17,599
Radius Health, Inc. (a)	613	9,704
REGENXBIO, Inc. (a)	341	22,734
Repligen Corp. (a)	596	32,315
Retrophin, Inc. (a)	606	15,550
Rigel Pharmaceuticals, Inc. (a)	1,866	5,355
Sage Therapeutics, Inc. (a)	534	68,715
Sangamo Therapeutics, Inc. (a)	1,199	15,191
Sarepta Therapeutics, Inc. (a)(b)	868	116,104
Savara, Inc. (a)	448	4,032
Seattle Genetics, Inc. (a)	1,665	93,456
Selecta Biosciences, Inc. (a)	118	607
Seres Therapeutics, Inc. (a)	279	1,917
Solid Biosciences, Inc. (a)	127	4,064
Sorrento Therapeutics, Inc. (a)	317	1,011
Spark Therapeutics, Inc. (a)	393	17,681
Spectrum Pharmaceuticals, Inc. (a)	1,229	14,625
Stemline Therapeutics, Inc. (a)	390	5,842
Syndax Pharmaceuticals, Inc. (a)	336	1,616
Synergy Pharmaceuticals, Inc. (a)(b)	3,198	1,333
Syros Pharmaceuticals, Inc. (a)	283	1,862
TESARO, Inc. (a)(b)	596	17,212
TG Therapeutics, Inc. (a)	595	2,707
Tocagen, Inc. (a)	159	1,663
Ultragenyx Pharmaceutical, Inc. (a)	654	31,686
United Therapeutics Corp. (a)	737	81,704
Vanda Pharmaceuticals, Inc. (a)	777	14,740
Verastem, Inc. (a)(b)	714	3,620
Vericel Corp. (a)	620	6,913
Voyager Therapeutics, Inc. (a)	311	4,220
Xencor, Inc. (a)	643	21,039
ZIOPHARM Oncology, Inc. (a)(b)	1,738	3,441
		2,357,200
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	1,507	6,766
Angiodynamics, Inc. (a)	518	10,583
Anika Therapeutics, Inc. (a)	253	9,047
Antares Pharma, Inc. (a)	2,539	7,592
Atricure, Inc. (a)	521	16,573
Atrion Corp.	25	17,055
Avanos Medical, Inc. (a)	808	45,733
AxoGen, Inc. (a)	443	16,519
Cantel Medical Corp.	628	49,706
Cardiovascular Systems, Inc. (a)	565	15,848
Cerus Corp. (a)	1,761	11,799
CONMED Corp.	425	28,658
Cryolife, Inc. (a)	460	14,251
Cutera, Inc. (a)	220	4,466
DexCom, Inc. (a)	1,459	193,711
Endologix, Inc. (a)	1,380	1,684
Genmark Diagnostics, Inc. (a)	834	4,445
Glaukos Corp. (a)	191	11,067
Globus Medical, Inc. (a)	1,244	65,745
Haemonetics Corp. (a)	891	93,083
Heska Corp. (a)	110	11,024
Hill-Rom Holdings, Inc.	1,032	86,771
ICU Medical, Inc. (a)	257	65,466
Inogen, Inc. (a)	277	52,511
Insulet Corp. (a)	994	87,681
Integer Holdings Corp. (a)	476	35,448
Integra LifeSciences Holdings Corp. (a)	1,034	55,391
Invacare Corp.	573	7,403
iRhythm Technologies, Inc. (a)	117	9,039
K2M Group Holdings, Inc. (a)	615	16,839
Lantheus Holdings, Inc. (a)	519	7,250
LeMaitre Vascular, Inc.	194	5,180
LivaNova PLC (a)	755	84,552
Masimo Corp. (a)	762	88,087
Meridian Bioscience, Inc.	750	12,158
Merit Medical Systems, Inc. (a)	771	44,040
Natus Medical, Inc. (a)	564	16,852
Neogen Corp. (a)	871	52,887
Nevro Corp. (a)	383	18,675
NuVasive, Inc. (a)	871	48,924
NxStage Medical, Inc. (a)	1,007	28,579
OraSure Technologies, Inc. (a)	957	13,302
Orthofix International NV (a)	303	18,428
Penumbra, Inc. (a)	443	60,248
Pulse Biosciences, Inc. (a)	48	615
Quidel Corp. (a)	487	31,343
Rockwell Medical Technologies, Inc. (a)	697	2,844
Sientra, Inc. (a)	186	3,830
Staar Surgical Co. (a)	457	18,330
Steris PLC	1,465	160,139
Tactile Systems Technology, Inc. (a)	248	16,239
Varex Imaging Corp. (a)	651	16,900
ViewRay, Inc. (a)(b)	553	4,783
West Pharmaceutical Services, Inc.	1,263	133,777
Wright Medical Group NV (a)	1,789	48,267
		1,988,133
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(b)	1,318	54,697
Aceto Corp.	498	1,021
Amedisys, Inc. (a)	482	53,020
American Renal Associates Holdings, Inc. (a)	206	3,974
AMN Healthcare Services, Inc. (a)	832	42,116
BioScrip, Inc. (a)	2,188	5,864
BioTelemetry, Inc. (a)	484	28,120
Brookdale Senior Living, Inc. (a)	3,243	28,960
Capital Senior Living Corp. (a)	514	4,626
Chemed Corp.	280	85,212
Community Health Systems, Inc. (a)(b)	1,799	5,685
Corvel Corp. (a)	183	10,607
Cross Country Healthcare, Inc. (a)	538	4,751
Diplomat Pharmacy, Inc. (a)	720	14,285
G1 Therapeutics, Inc. (a)	132	5,281
HealthEquity, Inc. (a)	742	68,116
HealthSouth Corp.	1,547	104,113
LHC Group, Inc. (a)	255	23,315
LifePoint Hospitals, Inc. (a)	689	44,689
Magellan Health Services, Inc. (a)	398	25,894
MEDNAX, Inc. (a)	1,601	66,105
Molina Healthcare, Inc. (a)	735	93,176
National Healthcare Corp.	176	13,997
National Vision Holdings, Inc.	276	11,435
OptiNose, Inc.	114	1,206
Owens & Minor, Inc.	1,075	8,493
Patterson Companies, Inc.	1,448	32,696
Premier, Inc. (a)	866	38,970
Providence Service Corp. (a)	211	13,945
Quorum Health Corp. (a)	442	1,759
RadNet, Inc. (a)	537	7,948
Select Medical Holdings Corp. (a)	1,858	30,806
Surgery Partners, Inc. (a)	330	4,485
Tenet Healthcare Corp. (a)	1,381	35,533
The Ensign Group, Inc.	827	30,632
Tivity Health, Inc. (a)	582	20,027
Triple-S Management Corp. (a)	414	7,104
U.S. Physical Therapy, Inc.	217	23,332
Wellcare Health Plans, Inc. (a)	764	210,856
		1,266,851
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	3,210	38,231
athenahealth, Inc. (a)	683	87,110
Castlight Health, Inc. Class B (a)	772	1,907
Computer Programs & Systems, Inc.	199	4,975
Evolent Health, Inc. (a)	316	7,015
HealthStream, Inc.	452	11,892
HMS Holdings Corp. (a)	1,461	42,106
Inovalon Holdings, Inc. Class A (a)	1,058	9,956
Medidata Solutions, Inc. (a)	948	66,644
Nextgen Healthcare, Inc. (a)	772	11,402
Omnicell, Inc. (a)	633	44,753
Tabula Rasa HealthCare, Inc. (a)	220	16,254
Teladoc Health, Inc. (a)	623	43,199
Veeva Systems, Inc. Class A (a)	1,748	159,680
Vocera Communications, Inc. (a)	423	14,682
		559,806
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	422	6,305
Bio-Rad Laboratories, Inc. Class A (a)	358	97,680
Bio-Techne Corp.	644	108,012
Bruker Corp.	1,830	57,334
Cambrex Corp. (a)	558	29,736
Charles River Laboratories International, Inc. (a)	818	99,649
Codexis, Inc. (a)	648	10,089
Enzo Biochem, Inc. (a)	598	1,985
Fluidigm Corp. (a)	463	3,334
Luminex Corp.	690	19,851
Medpace Holdings, Inc. (a)	131	6,825
Nanostring Technologies, Inc. (a)	240	3,698
NeoGenomics, Inc. (a)	857	15,803
Pacific Biosciences of California, Inc. (a)	1,524	6,782
PerkinElmer, Inc.	1,890	163,447
PRA Health Sciences, Inc. (a)	668	64,709
Syneos Health, Inc. (a)	927	42,299
		737,538
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	193	2,295
Adamis Pharmaceuticals Corp. (a)	417	1,068
Aerie Pharmaceuticals, Inc. (a)	582	30,951
Akcea Therapeutics, Inc. (a)(b)	273	6,093
Akorn, Inc. (a)	1,534	10,232
Amneal Pharmaceuticals, Inc. (a)(b)	1,288	23,764
Amphastar Pharmaceuticals, Inc. (a)	645	11,578
ANI Pharmaceuticals, Inc. (a)	128	6,212
Aratana Therapeutics, Inc. (a)	515	3,059
Assembly Biosciences, Inc. (a)	303	6,933
Assertio Therapeutics, Inc. (a)	987	4,792
Biodelivery Sciences International, Inc. (a)	730	2,708
Catalent, Inc. (a)	2,165	87,336
Clementia Pharmaceuticals, Inc. (a)	120	1,560
Collegium Pharmaceutical, Inc. (a)(b)	322	5,168
Corcept Therapeutics, Inc. (a)	1,365	16,039
Corium International, Inc. (a)	469	5,933
CymaBay Therapeutics, Inc. (a)	1,004	10,592
Dermira, Inc. (a)	414	5,196
Endo International PLC (a)	3,432	58,138
Horizon Pharma PLC (a)	2,799	50,970
Innoviva, Inc. (a)	1,304	18,204
Intersect ENT, Inc. (a)	430	12,066
Intra-Cellular Therapies, Inc. (a)	597	10,137
Jazz Pharmaceuticals PLC (a)	1,036	164,538
Kala Pharmaceuticals, Inc. (a)	88	638
Lannett Co., Inc. (a)	360	1,318
Mallinckrodt PLC (a)	1,832	45,910
Melinta Therapeutics, Inc. (a)	181	476
MyoKardia, Inc. (a)	264	13,976
Neos Therapeutics, Inc.(a)	374	1,171
Ocular Therapeutix, Inc. (a)	266	1,319
Omeros Corp. (a)	673	10,277
Otonomy, Inc. (a)	243	566
Pacira Pharmaceuticals, Inc. (a)	650	31,779
Paratek Pharmaceuticals, Inc. (a)	268	1,997
Phibro Animal Health Corp. Class A	308	13,219
Prestige Brands Holdings, Inc. (a)	905	32,725
Reata Pharmaceuticals, Inc. (a)	125	7,366
Revance Therapeutics, Inc. (a)	369	8,033
Rhythm Pharmaceuticals, Inc.	101	2,829
Supernus Pharmaceuticals, Inc. (a)	859	40,854
Teligent, Inc. (a)	719	2,308
Tetraphase Pharmaceuticals, Inc. (a)	556	1,140
The Medicines Company (a)	1,202	27,959
TherapeuticsMD, Inc. (a)(b)	2,717	13,286
Theravance Biopharma, Inc. (a)	636	15,436
WAVE Life Sciences (a)	152	7,097
Zogenix, Inc. (a)	415	17,330
Zynerba Pharmaceuticals, Inc. (a)	169	889
		855,460

TOTAL HEALTH CARE		7,764,988

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.4%
AAR Corp.	553	26,312
Aerojet Rocketdyne Holdings, Inc. (a)	1,212	42,808
AeroVironment, Inc. (a)	356	32,029
Astronics Corp. (a)	444	12,947
Axon Enterprise, Inc. (a)	904	55,795
BWX Technologies, Inc.	1,713	100,142
Cubic Corp.	434	28,475
Curtiss-Wright Corp.	762	83,409
Ducommun, Inc. (a)	181	6,726
Engility Holdings, Inc. (a)	312	9,681
Esterline Technologies Corp. (a)	511	59,971
HEICO Corp.	708	59,352
HEICO Corp. Class A	1,219	81,259
Hexcel Corp.	1,582	92,579
KEYW Holding Corp. (a)	748	5,857
Kratos Defense & Security Solutions, Inc. (a)	955	11,966
Mercury Systems, Inc. (a)	813	38,097
Moog, Inc. Class A	557	39,853
National Presto Industries, Inc.	87	10,846
Sparton Corp. (a)	162	2,006
Teledyne Technologies, Inc. (a)	600	132,768
Triumph Group, Inc.	838	15,294
Vectrus, Inc. (a)	193	5,172
Wesco Aircraft Holdings, Inc. (a)	1,034	10,526
		963,870
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	810	15,876
Atlas Air Worldwide Holdings, Inc. (a)	421	21,732
Echo Global Logistics, Inc. (a)	472	12,135
Forward Air Corp.	530	31,795
Hub Group, Inc. Class A (a)	578	26,484
		108,022
Airlines - 0.6%
Alaska Air Group, Inc.	2,124	130,456
Allegiant Travel Co.	222	25,339
Hawaiian Holdings, Inc.	928	32,118
JetBlue Airways Corp. (a)	5,585	93,437
SkyWest, Inc.	896	51,332
Spirit Airlines, Inc. (a)	1,198	62,176
		394,858
Building Products - 1.2%
AAON, Inc.	695	23,971
Advanced Drain Systems, Inc. Del	596	16,563
Allegion PLC	1,656	141,969
American Woodmark Corp. (a)	240	14,506
Apogee Enterprises, Inc.	481	17,364
Armstrong World Industries, Inc. (a)	860	53,105
Builders FirstSource, Inc. (a)	1,509	18,681
Continental Building Products, Inc. (a)	700	19,467
COVIA Corp. (a)	552	3,191
CSW Industrials, Inc. (a)	284	13,073
GCP Applied Technologies, Inc. (a)	1,240	32,203
Gibraltar Industries, Inc. (a)	544	19,388
GMS, Inc. (a)	106	1,743
Griffon Corp.	537	6,508
Insteel Industries, Inc.	307	8,019
Jeld-Wen Holding, Inc. (a)	668	10,862
Lennox International, Inc.	669	141,085
Masonite International Corp. (a)	523	28,969
NCI Building Systems, Inc. (a)	678	8,306
Patrick Industries, Inc. (a)	366	15,925
PGT, Inc. (a)	857	17,363
Quanex Building Products Corp.	602	8,922
Simpson Manufacturing Co. Ltd.	699	39,899
Trex Co., Inc. (a)	1,017	62,342
Universal Forest Products, Inc.	1,030	29,118
USG Corp. (a)	1,534	64,765
		817,307
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	973	29,920
ACCO Brands Corp.	1,806	14,574
ADS Waste Holdings, Inc. (a)	339	9,184
Brady Corp. Class A	824	33,199
Casella Waste Systems, Inc. Class A (a)	674	21,945
CECO Environmental Corp. (a)	375	2,790
Clean Harbors, Inc. (a)	903	61,440
Copart, Inc. (a)	3,521	172,212
Covanta Holding Corp.	2,263	33,243
Deluxe Corp.	842	39,751
Ennis, Inc.	464	8,983
Essendant, Inc.	635	8,090
Evoqua Water Technologies Corp. (a)	495	4,752
Healthcare Services Group, Inc. (b)	1,257	51,022
Heritage-Crystal Clean, Inc. (a)	212	4,874
Herman Miller, Inc.	1,041	34,301
HNI Corp.	772	29,251
Hudson Technologies, Inc. (a)	431	357
Interface, Inc.	1,100	17,919
KAR Auction Services, Inc.	2,383	135,688
Kimball International, Inc. Class B	703	11,571
Knoll, Inc.	863	17,131
LSC Communications, Inc.	398	3,753
Matthews International Corp. Class A	540	22,475
McGrath RentCorp.	420	22,424
Mobile Mini, Inc.	771	31,704
Msa Safety, Inc.	540	56,398
Multi-Color Corp.	236	12,546
PICO Holdings, Inc.	338	3,860
Pitney Bowes, Inc.	3,149	20,846
Quad/Graphics, Inc.	507	7,823
R.R. Donnelley & Sons Co.	1,116	6,551
Rollins, Inc.	1,650	97,680
SP Plus Corp. (a)	329	10,515
Steelcase, Inc. Class A	1,507	25,016
Stericycle, Inc. (a)	1,470	73,456
Team, Inc. (a)(b)	519	10,328
Tetra Tech, Inc.	984	64,983
The Brink's Co.	778	51,597
U.S. Ecology, Inc.	378	26,434
UniFirst Corp.	268	40,012
Viad Corp.	355	17,001
VSE Corp.	136	4,265
		1,351,864
Construction & Engineering - 1.2%
AECOM (a)	2,650	77,221
Aegion Corp. (a)	616	11,926
Argan, Inc.	229	10,081
Comfort Systems U.S.A., Inc.	639	34,174
Dycom Industries, Inc. (a)	546	37,062
EMCOR Group, Inc.	1,048	74,387
Fluor Corp.	2,403	105,396
Goldfield Corp.	366	1,354
Granite Construction, Inc.	687	31,410
Great Lakes Dredge & Dock Corp. (a)	973	5,653
Jacobs Engineering Group, Inc.	2,082	156,337
KBR, Inc.	2,470	48,857
Keane Group, Inc. (a)	473	5,946
MasTec, Inc. (a)	1,123	48,862
MYR Group, Inc. (a)	287	9,583
NV5 Holdings, Inc. (a)	130	10,149
Primoris Services Corp.	703	14,883
Quanta Services, Inc. (a)	2,614	81,557
Sterling Construction Co., Inc. (a)	423	4,805
Tutor Perini Corp. (a)	699	10,835
Valmont Industries, Inc.	390	48,481
		828,959
Electrical Equipment - 0.6%
Acuity Brands, Inc.	729	91,592
AZZ, Inc.	445	19,736
Encore Wire Corp.	364	16,089
Energous Corp. (a)	271	2,179
EnerSys	752	59,837
FuelCell Energy, Inc. (a)	1,191	1,007
Generac Holdings, Inc. (a)	1,107	56,158
Hubbell, Inc. Class B	889	90,411
Plug Power, Inc. (a)(b)	3,016	5,580
Powell Industries, Inc.	156	4,549
Regal Beloit Corp.	768	55,066
Sunrun, Inc. (a)	1,063	13,032
Thermon Group Holdings, Inc. (a)	560	12,085
TPI Composites, Inc. (a)	210	5,305
Vivint Solar, Inc. (a)	394	2,045
		434,671
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	1,113	107,505
ITT, Inc.	1,523	76,912
Raven Industries, Inc.	628	27,305
		211,722
Machinery - 4.2%
Actuant Corp. Class A	1,008	24,041
AGCO Corp.	1,169	65,511
Alamo Group, Inc.	166	14,230
Albany International Corp. Class A	500	34,990
Allison Transmission Holdings, Inc.	2,852	125,716
Altra Industrial Motion Corp.	456	14,715
American Railcar Industries, Inc.	123	8,599
Apergy Corp. (a)	1,340	52,247
Astec Industries, Inc.	329	12,374
Barnes Group, Inc.	863	48,846
Briggs & Stratton Corp.	752	10,927
Cactus, Inc. (a)	461	15,425
Chart Industries, Inc. (a)	529	35,998
CIRCOR International, Inc.	291	9,460
Colfax Corp. (a)	1,698	47,595
Columbus McKinnon Corp. (NY Shares)	353	12,966
Commercial Vehicle Group, Inc. (a)	366	2,449
Crane Co.	857	74,593
Donaldson Co., Inc.	2,276	116,713
Douglas Dynamics, Inc.	384	16,662
Energy Recovery, Inc. (a)(b)	604	4,530
EnPro Industries, Inc.	370	23,014
ESCO Technologies, Inc.	446	27,304
ExOne Co. (a)	145	957
Federal Signal Corp.	1,040	22,870
Flowserve Corp.	2,251	103,321
Franklin Electric Co., Inc.	669	28,379
FreightCar America, Inc. (a)	202	2,889
Gardner Denver Holdings, Inc. (a)	750	20,295
Global Brass & Copper Holdings, Inc.	381	12,047
Gorman-Rupp Co.	335	11,558
Graco, Inc.	2,879	116,974
Greenbrier Companies, Inc.	481	22,823
Harsco Corp. (a)	1,390	38,183
Hillenbrand, Inc.	1,082	51,828
Hyster-Yale Materials Handling Class A	174	10,518
John Bean Technologies Corp.	504	52,401
Kadant, Inc.	186	18,358
Kennametal, Inc.	1,366	48,425
Lincoln Electric Holdings, Inc.	1,070	86,574
Lindsay Corp.	186	17,785
Lydall, Inc. (a)	305	9,110
Manitowoc Co., Inc. (a)	615	11,242
Meritor, Inc. (a)	1,510	25,655
Middleby Corp. (a)(b)	993	111,514
Milacron Holdings Corp. (a)	535	7,490
Mueller Industries, Inc.	998	24,301
Mueller Water Products, Inc. Class A	2,818	28,913
Navistar International Corp. New (a)	1,101	36,872
NN, Inc.	486	5,638
Nordson Corp.	916	112,366
Oshkosh Corp.	1,290	72,421
ProPetro Holding Corp. (a)	986	17,403
Proto Labs, Inc. (a)	421	50,288
RBC Bearings, Inc. (a)	410	60,549
Rexnord Corp. (a)	1,759	47,159
Spartan Motors, Inc.	581	3,910
SPX Corp. (a)	714	20,934
SPX Flow, Inc. (a)	728	24,919
Standex International Corp.	221	17,928
Sun Hydraulics Corp.	426	19,766
Tennant Co.	297	18,153
Terex Corp.	1,838	61,371
Timken Co.	1,211	47,895
Titan International, Inc.	797	5,627
Toro Co.	1,885	106,182
TriMas Corp. (a)	770	22,677
Trinity Industries, Inc.	2,628	75,029
Wabash National Corp.	1,078	16,278
WABCO Holdings, Inc. (a)	895	96,168
Wabtec Corp. (b)	1,537	126,065
Watts Water Technologies, Inc. Class A	476	33,344
Woodward, Inc.	957	70,473
		2,852,730
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	444	2,216
Kirby Corp. (a)	931	66,976
Matson, Inc.	741	25,994
		95,186
Professional Services - 1.3%
Acacia Research Corp. (a)	843	2,765
Asgn, Inc. (a)	843	56,548
Barrett Business Services, Inc.	132	8,305
CBIZ, Inc. (a)	933	20,694
CRA International, Inc.	155	6,533
Dun & Bradstreet Corp.	634	90,206
Exponent, Inc.	890	44,909
Forrester Research, Inc.	159	6,405
FTI Consulting, Inc. (a)	732	50,589
Heidrick & Struggles International, Inc.	326	11,250
Huron Consulting Group, Inc. (a)	370	20,161
ICF International, Inc.	321	23,638
InnerWorkings, Inc. (a)	613	4,407
Insperity, Inc.	654	71,842
Kelly Services, Inc. Class A (non-vtg.)	493	11,581
Kforce, Inc.	409	12,605
Korn/Ferry International	1,004	45,321
Manpower, Inc.	1,162	88,649
MISTRAS Group, Inc. (a)	273	5,433
Navigant Consulting, Inc.	795	17,172
Resources Connection, Inc.	520	8,486
Robert Half International, Inc.	2,227	134,800
TransUnion Holding Co., Inc.	1,514	99,546
TriNet Group, Inc. (a)	609	28,617
TrueBlue, Inc. (a)	737	17,194
WageWorks, Inc. (a)	638	25,399
Willdan Group, Inc. (a)	137	4,137
		917,192
Road & Rail - 0.6%
AMERCO	94	30,689
ArcBest Corp.	403	14,959
Avis Budget Group, Inc. (a)	1,524	42,855
Covenant Transport Group, Inc. Class A (a)	177	4,430
Daseke, Inc. (a)	618	3,757
Genesee & Wyoming, Inc. Class A (a)	1,058	83,825
Heartland Express, Inc.	723	14,077
Knight-Swift Transportation Holdings, Inc. Class A	1,151	36,832
Landstar System, Inc.	722	72,265
Marten Transport Ltd.	669	12,885
Ryder System, Inc.	924	51,106
Saia, Inc. (a)	429	26,967
Schneider National, Inc. Class B	517	11,307
Werner Enterprises, Inc.	759	24,432
YRC Worldwide, Inc. (a)	530	4,378
		434,764
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	1,653	62,979
Aircastle Ltd.	972	18,886
Applied Industrial Technologies, Inc.	679	44,631
Beacon Roofing Supply, Inc. (a)	1,042	29,082
BMC Stock Holdings, Inc. (a)	815	13,643
CAI International, Inc. (a)	240	5,978
DXP Enterprises, Inc. (a)	275	8,740
GATX Corp.	689	51,627
H&E Equipment Services, Inc.	545	13,129
HD Supply Holdings, Inc. (a)	3,226	121,201
Herc Holdings, Inc. (a)	427	13,690
Kaman Corp.	468	29,727
MRC Global, Inc. (a)	1,611	25,502
MSC Industrial Direct Co., Inc. Class A	774	62,740
Nexeo Solutions, Inc. (a)	1,043	10,899
Now, Inc. (a)	1,866	23,959
Rush Enterprises, Inc. Class A	512	18,120
SiteOne Landscape Supply, Inc. (a)	372	25,311
Systemax, Inc.	244	7,884
Textainer Group Holdings Ltd. (a)	417	4,891
Titan Machinery, Inc. (a)	290	4,133
Triton International Ltd.	547	17,597
Univar, Inc. (a)	1,758	43,282
Veritiv Corp. (a)	165	5,501
Watsco, Inc.	446	66,088
WESCO International, Inc. (a)	721	36,180
		765,400
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,295	47,850

TOTAL INDUSTRIALS		10,224,395

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.4%
ADTRAN, Inc.	821	11,034
Aerohive Networks, Inc. (a)	440	1,685
Applied Optoelectronics, Inc. (a)	282	5,536
Arris International PLC (a)	3,297	81,996
CalAmp Corp. (a)	660	13,160
Calix Networks, Inc. (a)	703	5,132
Carvana Co. Class A (a)(b)	267	10,346
Ciena Corp. (a)	2,405	75,180
CommScope Holding Co., Inc. (a)	3,333	80,192
Comtech Telecommunications Corp.	425	11,866
EchoStar Holding Corp. Class A (a)	805	32,643
EMCORE Corp. (a)	450	2,219
Extreme Networks, Inc. (a)	1,893	10,506
F5 Networks, Inc. (a)	1,079	189,127
Finisar Corp. (a)	1,921	32,061
Harmonic, Inc. (a)	1,406	7,747
Infinera Corp. (a)	2,512	13,916
InterDigital, Inc.	585	41,506
Lumentum Holdings, Inc. (a)	947	51,754
NETGEAR, Inc. (a)	574	31,846
NetScout Systems, Inc. (a)	1,590	40,163
Oclaro, Inc. (a)	2,190	18,002
Plantronics, Inc.	580	34,203
Quantenna Communications, Inc. (a)	98	1,760
Sonus Networks, Inc. (a)	895	6,086
Ubiquiti Networks, Inc. (b)	433	40,308
ViaSat, Inc. (a)(b)	892	56,874
Viavi Solutions, Inc. (a)	3,985	45,947
		952,795
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	494	32,451
Arrow Electronics, Inc. (a)	1,545	104,612
Avnet, Inc.	2,204	88,314
AVX Corp.	782	13,044
Badger Meter, Inc.	506	24,850
Belden, Inc.	731	39,511
Benchmark Electronics, Inc.	835	18,228
Cardtronics PLC (a)	786	21,348
Casa Systems, Inc. (a)	1,284	18,490
Coherent, Inc. (a)	425	52,335
Control4 Corp. (a)	313	8,739
CTS Corp.	569	15,187
Daktronics, Inc.	630	4,605
Dolby Laboratories, Inc. Class A	983	67,640
Electro Scientific Industries, Inc. (a)	578	16,762
ePlus, Inc. (a)	227	19,268
Fabrinet	628	27,205
FARO Technologies, Inc. (a)	278	14,050
Fitbit, Inc. (a)(b)	2,360	11,163
FLIR Systems, Inc.	2,348	108,736
II-VI, Inc. (a)	939	34,959
Insight Enterprises, Inc. (a)	617	31,893
IPG Photonics Corp. (a)	642	85,739
Iteris, Inc. (a)	346	1,495
Itron, Inc. (a)	578	30,137
Jabil, Inc.	3,210	79,383
KEMET Corp.	728	15,856
Keysight Technologies, Inc. (a)	2,931	167,301
Knowles Corp. (a)	1,519	24,577
Littelfuse, Inc.	391	70,834
Maxwell Technologies, Inc. (a)(b)	462	1,358
Mesa Laboratories, Inc.	57	10,413
Methode Electronics, Inc. Class A	633	18,737
MicroVision, Inc. (a)(b)	1,026	1,108
MTS Systems Corp.	291	13,779
National Instruments Corp.	1,825	89,370
Novanta, Inc. (a)	545	31,724
OSI Systems, Inc. (a)	309	21,370
Park Electrochemical Corp.	294	5,192
PC Mall, Inc. (a)	121	2,283
Plexus Corp. (a)	576	33,638
Rogers Corp. (a)	312	38,395
Sanmina Corp. (a)	1,278	32,333
ScanSource, Inc. (a)	430	16,718
SYNNEX Corp.	504	39,115
Tech Data Corp. (a)	610	43,103
TTM Technologies, Inc. (a)	1,455	17,024
Vishay Intertechnology, Inc.	2,326	42,566
Zebra Technologies Corp. Class A (a)	911	151,499
		1,858,437
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)(b)	833	15,944
BlackLine, Inc. (a)	158	7,328
Cision Ltd. (a)	686	10,146
GTT Communications, Inc. (a)(b)	454	16,299
Yatra Online, Inc. (a)	237	1,052
		50,769
IT Services - 2.5%
Booz Allen Hamilton Holding Corp. Class A	2,569	127,268
CACI International, Inc. Class A (a)	420	74,953
Carbonite, Inc. (a)	316	10,810
Cass Information Systems, Inc.	175	11,568
Conduent, Inc. (a)	2,945	56,250
CoreLogic, Inc. (a)	1,491	60,564
CSG Systems International, Inc.	542	19,024
Endurance International Group Holdings, Inc. (a)	1,108	10,936
EPAM Systems, Inc. (a)	775	92,589
Euronet Worldwide, Inc. (a)	901	100,173
Everi Holdings, Inc. (a)	1,200	8,640
EVERTEC, Inc.	1,060	27,645
ExlService Holdings, Inc. (a)	583	37,370
First Data Corp. Class A (a)	3,266	61,205
Genpact Ltd.	2,348	64,359
GoDaddy, Inc. (a)	862	63,073
Hackett Group, Inc.	433	8,864
Internap Network Services Corp. (a)	181	1,551
Limelight Networks, Inc. (a)	1,582	6,375
Liveramp Holdings, Inc. (a)	1,338	61,120
ManTech International Corp. Class A	440	25,203
Maximus, Inc.	1,117	72,571
MoneyGram International, Inc. (a)	474	2,010
MongoDB, Inc. Class A (b)	155	12,633
NIC, Inc.	1,057	14,069
Okta, Inc. (a)	334	19,492
Perficient, Inc. (a)	621	15,537
Perspecta, Inc.	2,465	60,368
Presidio, Inc.	278	3,725
Sabre Corp.	3,580	88,247
Science Applications International Corp.	776	53,940
Switch, Inc. Class A	572	5,074
Sykes Enterprises, Inc. (a)	692	21,224
Teradata Corp. (a)	2,247	81,791
The Western Union Co.	7,929	143,039
Travelport Worldwide Ltd.	2,157	32,269
Ttec Holdings, Inc.	254	6,330
Twilio, Inc. Class A (a)	245	18,429
Unisys Corp. (a)	835	15,372
Virtusa Corp. (a)	482	23,902
WEX, Inc. (a)	664	116,837
		1,736,399
Semiconductors & Semiconductor Equipment - 2.1%
Acacia Communications, Inc. (a)	234	8,066
Advanced Energy Industries, Inc. (a)	673	28,959
Alpha & Omega Semiconductor Ltd. (a)	304	2,818
Amkor Technology, Inc. (a)	2,188	15,644
Axcelis Technologies, Inc. (a)	522	9,010
AXT, Inc. (a)	591	3,895
Brooks Automation, Inc.	1,195	37,081
Cabot Microelectronics Corp.	420	41,000
Ceva, Inc. (a)	376	9,265
Cirrus Logic, Inc. (a)	1,106	41,409
Cohu, Inc.	468	9,734
Cree, Inc. (a)	1,727	67,042
CyberOptics Corp. (a)	89	1,881
Cypress Semiconductor Corp.	5,563	71,985
Diodes, Inc. (a)	663	20,016
Entegris, Inc.	2,449	64,996
First Solar, Inc. (a)	1,347	56,305
FormFactor, Inc. (a)	1,236	15,129
Ichor Holdings Ltd. (a)(b)	316	5,609
Impinj, Inc. (a)(b)	283	5,547
Inphi Corp. (a)	651	20,832
Integrated Device Technology, Inc. (a)	2,312	108,225
Kopin Corp. (a)	1,043	2,326
Kulicke & Soffa Industries, Inc.	1,217	24,742
Lattice Semiconductor Corp. (a)	2,088	12,549
MACOM Technology Solutions Holdings, Inc. (a)	621	8,737
MaxLinear, Inc. Class A (a)	877	17,023
MKS Instruments, Inc.	926	68,237
Monolithic Power Systems, Inc.	647	76,424
Nanometrics, Inc. (a)	424	13,593
NeoPhotonics Corp. (a)	491	3,928
NVE Corp.	86	7,284
PDF Solutions, Inc. (a)	484	3,872
Photronics, Inc. (a)	1,181	11,503
Pixelworks, Inc. (a)	488	2,040
Power Integrations, Inc.	503	28,329
Rambus, Inc. (a)	1,931	16,819
Rudolph Technologies, Inc. (a)	542	11,268
Semtech Corp. (a)	1,134	50,962
Silicon Laboratories, Inc. (a)	722	58,865
SMART Global Holdings, Inc. (a)	76	2,129
SolarEdge Technologies, Inc. (a)	489	18,939
SunPower Corp. (a)(b)	913	5,487
Synaptics, Inc. (a)	596	22,374
Teradyne, Inc.	3,478	119,817
Ultra Clean Holdings, Inc. (a)	590	6,207
Universal Display Corp. (b)	771	94,841
Veeco Instruments, Inc. (a)	723	6,876
Versum Materials, Inc.	1,880	59,333
Xperi Corp.	860	11,180
		1,410,132
Software - 5.0%
2U, Inc. (a)	705	44,352
8x8, Inc. (a)	1,576	27,091
A10 Networks, Inc. (a)	709	4,119
ACI Worldwide, Inc. (a)	2,038	51,133
Alarm.com Holdings, Inc. (a)	225	10,008
Altair Engineering, Inc. Class A (a)	355	13,540
Alteryx, Inc. Class A (a)(b)	325	17,222
AppFolio, Inc. (a)	178	10,164
Appian Corp. Class A (a)	98	2,520
Apptio, Inc. Class A (a)	102	2,642
Aspen Technology, Inc. (a)	1,332	113,073
Asure Software, Inc. (a)	142	1,582
Avaya Holdings Corp. (a)	1,816	29,819
Benefitfocus, Inc. (a)	250	8,883
Black Knight, Inc. (a)	402	19,606
Blackbaud, Inc.	824	59,097
Bottomline Technologies, Inc. (a)	634	42,250
Box, Inc. Class A (a)	988	17,784
CDK Global, Inc.	2,263	129,534
Cloudera, Inc. (a)	1,408	19,374
CommVault Systems, Inc. (a)	732	42,617
Cornerstone OnDemand, Inc. (a)	877	43,192
Coupa Software, Inc. (a)	521	33,776
Digimarc Corp. (a)	191	4,800
Ebix, Inc.	383	21,950
Ellie Mae, Inc. (a)(b)	581	38,509
Envestnet, Inc. (a)	747	38,859
Everbridge, Inc. (a)	293	14,893
Fair Isaac Corp. (a)	533	102,714
FireEye, Inc. (a)	2,647	48,943
Five9, Inc. (a)	671	26,411
Forescout Technologies, Inc. (a)	361	9,942
Fortinet, Inc. (a)	2,537	208,491
Guidewire Software, Inc. (a)	1,272	113,170
Hortonworks, Inc. (a)	729	13,020
HubSpot, Inc. (a)	530	71,895
Imperva, Inc. (a)	488	27,011
Instructure, Inc. (a)	71	2,651
j2 Global, Inc.	833	60,676
LivePerson, Inc. (a)	917	20,724
LogMeIn, Inc.	904	77,852
Manhattan Associates, Inc. (a)	1,233	58,863
MicroStrategy, Inc. Class A (a)	161	20,281
MINDBODY, Inc. (a)	300	9,552
Mitek Systems, Inc. (a)	514	4,713
MobileIron, Inc. (a)	663	3,206
Model N, Inc. (a)	413	6,344
Monotype Imaging Holdings, Inc.	736	12,902
New Relic, Inc. (a)	542	48,374
Nuance Communications, Inc. (a)	4,424	76,933
Nutanix, Inc. Class A (a)	318	13,200
Onespan, Inc. (a)	524	7,690
Parametric Technology Corp. (a)	1,996	164,490
Paycom Software, Inc. (a)	695	87,014
Paylocity Holding Corp. (a)	420	27,632
Pegasystems, Inc.	624	33,396
Progress Software Corp.	844	27,126
Proofpoint, Inc. (a)	736	66,939
PROS Holdings, Inc. (a)	436	14,353
Q2 Holdings, Inc. (a)	469	24,965
QAD, Inc. Class A	175	7,425
Qualys, Inc. (a)	502	35,762
Rapid7, Inc. (a)	294	10,655
RealPage, Inc. (a)	908	48,124
RingCentral, Inc. (a)	1,045	81,228
SailPoint Technologies Holding, Inc. (a)	345	8,984
SendGrid, Inc. (a)	151	5,484
SPS Commerce, Inc. (a)	295	27,462
SS&C Technologies Holdings, Inc.	2,941	150,462
Tableau Software, Inc. (a)	999	106,573
The Rubicon Project, Inc. (a)	563	1,920
The Trade Desk, Inc. (a)	191	23,598
TiVo Corp.	2,079	22,869
Tyler Technologies, Inc. (a)	574	121,493
Ultimate Software Group, Inc. (a)	500	133,315
Upland Software, Inc. (a)	170	5,362
Varonis Systems, Inc. (a)	273	16,672
Verint Systems, Inc. (a)	1,077	49,187
VirnetX Holding Corp. (a)	675	2,228
VMware, Inc. Class A (a)	1,231	174,051
Workiva, Inc. (a)	356	12,136
Zendesk, Inc. (a)	1,285	70,636
		3,469,488
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	1,850	22,348
Avid Technology, Inc. (a)	538	2,851
Cray, Inc. (a)	719	16,314
Diebold Nixdorf, Inc.	1,183	4,614
Eastman Kodak Co. (a)(b)	556	1,357
Electronics for Imaging, Inc. (a)	794	24,177
Immersion Corp. (a)	470	4,705
NCR Corp. (a)	2,116	56,815
Pure Storage, Inc. Class A (a)	1,431	28,878
Quantum Corp. (a)	491	1,129
U.S.A. Technologies, Inc. (a)	720	4,176
Xerox Corp.	3,682	102,617
		269,981

TOTAL INFORMATION TECHNOLOGY		9,748,001

MATERIALS - 5.1%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	350	3,465
AdvanSix, Inc. (a)	529	14,674
American Vanguard Corp.	464	7,470
Ashland Global Holdings, Inc.	1,066	78,863
Axalta Coating Systems Ltd. (a)	3,739	92,279
Balchem Corp.	547	51,227
Cabot Corp.	1,079	52,526
Chase Corp.	122	13,156
Ferro Corp. (a)	1,435	24,309
Flotek Industries, Inc. (a)	944	1,709
H.B. Fuller Co.	857	38,102
Hawkins, Inc.	173	5,823
Huntsman Corp.	3,420	74,830
Ingevity Corp. (a)	728	66,306
Innophos Holdings, Inc.	339	9,933
Innospec, Inc.	415	27,772
Intrepid Potash, Inc. (a)	1,690	6,676
KMG Chemicals, Inc.	122	9,152
Koppers Holdings, Inc. (a)	371	9,924
Kraton Performance Polymers, Inc. (a)	520	14,321
Kronos Worldwide, Inc.	416	5,836
LSB Industries, Inc. (a)	327	2,485
Minerals Technologies, Inc.	606	33,179
NewMarket Corp.	160	61,754
Olin Corp.	2,862	57,812
OMNOVA Solutions, Inc. (a)	791	5,845
Platform Specialty Products Corp. (a)	3,662	39,623
PolyOne Corp.	1,449	46,817
PQ Group Holdings, Inc. (a)	496	7,961
Quaker Chemical Corp.	229	41,197
Rayonier Advanced Materials, Inc.	748	9,260
RPM International, Inc.	2,299	140,630
Sensient Technologies Corp.	770	49,942
Stepan Co.	331	27,337
The Mosaic Co.	6,031	186,599
The Scotts Miracle-Gro Co. Class A	769	51,323
Trinseo SA	772	41,595
Tronox Ltd. Class A	1,141	13,064
Valvoline, Inc.	3,534	70,397
Venator Materials PLC (a)	322	2,177
W.R. Grace & Co.	1,211	78,461
Westlake Chemical Corp.	645	45,989
		1,621,800
Construction Materials - 0.1%
Eagle Materials, Inc.	836	61,730
Forterra, Inc. (a)	322	1,452
Foundation Building Materials, Inc. (a)	214	2,039
Summit Materials, Inc.	1,848	24,948
U.S. Concrete, Inc. (a)	252	8,225
United States Lime & Minerals, Inc.	31	2,325
		100,719
Containers & Packaging - 1.1%
Aptargroup, Inc.	1,078	109,913
Bemis Co., Inc.	1,615	73,919
Berry Global Group, Inc. (a)	2,213	96,531
Crown Holdings, Inc. (a)	2,419	102,300
Graphic Packaging Holding Co.	5,492	60,467
Greif, Inc. Class A	434	20,528
Myers Industries, Inc.	387	6,138
Owens-Illinois, Inc. (a)	2,813	44,080
Sealed Air Corp.	3,120	100,963
Silgan Holdings, Inc.	1,290	30,999
Sonoco Products Co.	1,721	93,932
		739,770
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	5,386	19,928
Alcoa Corp. (a)	2,526	88,385
Allegheny Technologies, Inc. (a)	1,862	48,207
Atkore International Group, Inc. (a)	355	6,837
Carpenter Technology Corp.	805	35,106
Century Aluminum Co. (a)	875	6,948
Cleveland-Cliffs, Inc. (b)	3,627	39,027
Coeur d'Alene Mines Corp. (a)	3,206	15,325
Commercial Metals Co.	2,006	38,234
Compass Minerals International, Inc.	585	28,378
Gold Resource Corp.	1,005	4,352
Haynes International, Inc.	227	6,574
Hecla Mining Co.	6,657	15,977
Kaiser Aluminum Corp.	311	29,660
Materion Corp.	346	19,663
McEwen Mining, Inc. (b)	3,941	7,724
Olympic Steel, Inc.	145	2,735
Reliance Steel & Aluminum Co.	1,249	98,571
Royal Gold, Inc.	1,128	86,439
Ryerson Holding Corp. (a)	226	2,075
Schnitzer Steel Industries, Inc. Class A	456	12,266
SunCoke Energy, Inc.	1,126	12,611
TimkenSteel Corp. (a)	680	7,908
United States Steel Corp.	3,017	80,041
Warrior Metropolitan Coal, Inc.	287	8,036
Worthington Industries, Inc.	760	31,829
		752,836
Paper & Forest Products - 0.4%
Boise Cascade Co.	655	20,167
Clearwater Paper Corp. (a)	298	7,194
Domtar Corp.	1,079	49,968
Kapstone Paper & Packaging Corp.	1,512	52,920
Louisiana-Pacific Corp.	2,460	53,554
Mercer International, Inc. (SBI)	737	11,210
Neenah, Inc.	291	23,414
P.H. Glatfelter Co.	734	13,139
Resolute Forest Products	1,552	17,491
Schweitzer-Mauduit International, Inc.	535	17,077
Verso Corp. (a)	527	14,814
		280,948

TOTAL MATERIALS		3,496,073

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Acadia Realty Trust (SBI)	1,412	39,310
Agree Realty Corp.	443	25,371
Alexander & Baldwin, Inc.	809	15,808
Alexanders, Inc.	62	19,531
American Assets Trust, Inc.	714	27,389
American Campus Communities, Inc.	2,279	90,043
American Homes 4 Rent Class A	3,729	78,570
Americold Realty Trust	809	20,023
Apartment Investment & Management Co. Class A	2,703	116,337
Apple Hospitality (REIT), Inc.	2,676	43,271
Armada Hoffler Properties, Inc.	698	10,456
Ashford Hospitality Trust, Inc.	1,395	7,184
Bluerock Residential Growth (REIT), Inc.	402	3,807
Braemar Hotels & Resorts, Inc.	476	5,065
Brandywine Realty Trust (SBI)	3,046	42,827
Brixmor Property Group, Inc.	4,533	73,435
Camden Property Trust (SBI)	1,507	136,037
CareTrust (REIT), Inc.	1,107	19,550
CatchMark Timber Trust, Inc.	658	5,823
CBL & Associates Properties, Inc. (b)	2,979	9,831
Cedar Realty Trust, Inc.	1,512	5,700
Chatham Lodging Trust	694	13,533
Chesapeake Lodging Trust	1,048	30,801
City Office REIT, Inc.	486	5,356
Colony Capital, Inc.	9,590	56,293
Columbia Property Trust, Inc.	2,145	48,155
Community Healthcare Trust, Inc.	243	7,222
CorEnergy Infrastructure Trust, Inc.	184	6,648
CorePoint Lodging, Inc.	695	11,377
CoreSite Realty Corp.	586	55,002
Corporate Office Properties Trust (SBI)	1,643	42,455
Corrections Corp. of America	2,038	45,773
Cousins Properties, Inc.	5,922	49,212
CubeSmart	3,114	90,244
CyrusOne, Inc.	1,284	68,347
DDR Corp.	2,681	33,325
DiamondRock Hospitality Co.	3,400	35,530
Douglas Emmett, Inc.	2,480	89,751
Easterly Government Properties, Inc.	411	7,468
EastGroup Properties, Inc.	570	54,600
Empire State Realty Trust, Inc.	2,134	33,845
EPR Properties	1,096	75,339
Equity Commonwealth	2,149	63,997
Equity Lifestyle Properties, Inc.	1,377	130,388
Farmland Partners, Inc. (b)	554	3,795
Federal Realty Investment Trust (SBI)	1,251	155,187
First Industrial Realty Trust, Inc.	2,025	62,168
Forest City Realty Trust, Inc. Class A	3,731	93,872
Four Corners Property Trust, Inc.	1,031	26,888
Franklin Street Properties Corp.	1,920	13,363
Front Yard Residential Corp. Class B	922	8,547
Gaming & Leisure Properties	3,341	112,558
Getty Realty Corp.	437	11,725
Gladstone Commercial Corp.	359	6,817
Global Medical REIT, Inc.	281	2,574
Global Net Lease, Inc.	997	20,189
Government Properties Income Trust	1,211	10,693
Healthcare Realty Trust, Inc.	1,975	55,024
Healthcare Trust of America, Inc.	2,454	64,442
Hersha Hospitality Trust	732	12,854
Highwoods Properties, Inc. (SBI)	1,729	73,725
Hospitality Properties Trust (SBI)	2,831	72,530
Hudson Pacific Properties, Inc.	2,527	76,568
Independence Realty Trust, Inc.	1,065	10,554
Industrial Logistics Properties Trust	352	7,600
InfraReit, Inc.	637	13,390
Investors Real Estate Trust	2,157	11,713
Invitation Homes, Inc.	1,325	28,991
iStar Financial, Inc.	1,248	13,104
JBG SMITH Properties	1,610	60,343
Jernigan Capital, Inc.	244	4,775
Kilroy Realty Corp.	1,683	115,925
Kimco Realty Corp.	7,356	118,358
Kite Realty Group Trust	1,468	23,253
Lamar Advertising Co. Class A	1,427	104,628
LaSalle Hotel Properties (SBI)	1,950	64,370
Lexington Corporate Properties Trust	3,743	29,083
Liberty Property Trust (SBI)	2,539	106,308
Life Storage, Inc.	804	75,705
LTC Properties, Inc.	660	28,228
Mack-Cali Realty Corp.	1,565	31,770
MedEquities Realty Trust, Inc.	311	2,572
Medical Properties Trust, Inc.	5,524	82,087
Monmouth Real Estate Investment Corp. Class A	1,220	18,251
National Health Investors, Inc.	691	50,761
National Retail Properties, Inc.	2,534	118,465
National Storage Affiliates Trust	740	19,706
New Senior Investment Group, Inc.	1,499	8,574
NexPoint Residential Trust, Inc.	310	11,048
NorthStar Realty Europe Corp.	991	13,299
Omega Healthcare Investors, Inc.	3,366	112,256
Outfront Media, Inc.	2,365	41,908
Paramount Group, Inc.	3,015	43,084
Park Hotels & Resorts, Inc.	1,968	57,210
Pebblebrook Hotel Trust (b)	1,234	41,598
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,260	11,277
Physicians Realty Trust	2,354	39,029
Piedmont Office Realty Trust, Inc. Class A	2,523	45,464
Potlatch Corp.	699	25,339
Preferred Apartment Communities, Inc. Class A	478	8,054
PS Business Parks, Inc.	339	44,273
QTS Realty Trust, Inc. Class A	830	31,806
Ramco-Gershenson Properties Trust (SBI)	1,403	18,632
Rayonier, Inc.	2,120	64,024
Regency Centers Corp.	1,799	113,985
Retail Opportunity Investments Corp.	1,876	32,999
Retail Properties America, Inc.	4,119	50,540
Rexford Industrial Realty, Inc.	1,147	36,325
RLJ Lodging Trust	2,111	41,038
Ryman Hospitality Properties, Inc.	883	68,512
Sabra Health Care REIT, Inc.	1,137	24,616
Safety Income and Growth, Inc.	154	2,769
Saul Centers, Inc.	211	10,077
Select Income REIT	1,091	20,631
Senior Housing Properties Trust (SBI)	4,121	66,224
Seritage Growth Properties (b)	419	15,930
Spirit MTA REIT	859	9,200
Spirit Realty Capital, Inc.	8,379	65,524
Stag Industrial, Inc.	1,309	34,636
Store Capital Corp.	2,683	77,887
Summit Hotel Properties, Inc.	1,479	17,038
Sun Communities, Inc.	1,144	114,938
Sunstone Hotel Investors, Inc.	3,748	54,234
Tanger Factory Outlet Centers, Inc.	1,655	36,840
Taubman Centers, Inc.	1,048	57,650
Terreno Realty Corp.	813	30,431
The GEO Group, Inc.	1,918	42,407
The Macerich Co.	2,086	107,679
TIER REIT, Inc.	822	17,813
UDR, Inc.	4,612	180,744
UMH Properties, Inc.	504	7,222
Uniti Group, Inc.	2,429	46,491
Universal Health Realty Income Trust (SBI)	218	13,974
Urban Edge Properties	1,549	31,739
Urstadt Biddle Properties, Inc. Class A	531	10,572
VEREIT, Inc.	16,839	123,430
Washington Prime Group, Inc.	3,106	19,878
Washington REIT (SBI)	1,272	35,451
Weingarten Realty Investors (SBI)	2,012	56,577
Whitestone REIT Class B	553	7,443
WP Carey, Inc.	1,828	120,666
Xenia Hotels & Resorts, Inc.	1,820	37,401
		6,331,874
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	224	5,652
Colony NorthStar Credit Real Estate, Inc.	1,447	30,879
Forestar Group, Inc. (a)	472	8,496
HFF, Inc.	601	22,087
Howard Hughes Corp. (a)	619	69,031
Jones Lang LaSalle, Inc.	782	103,427
Kennedy-Wilson Holdings, Inc.	1,577	29,931
Marcus & Millichap, Inc. (a)	239	8,298
Newmark Group, Inc.	1,990	19,383
RE/MAX Holdings, Inc.	319	11,927
Realogy Holdings Corp. (b)	2,477	47,236
Retail Value, Inc. (a)	267	7,479
Tejon Ranch Co. (a)	282	5,358
The St. Joe Co. (a)	1,294	19,656
		388,840

TOTAL REAL ESTATE		6,720,714

UTILITIES - 4.7%
Electric Utilities - 1.7%
Allete, Inc.	856	63,344
Alliant Energy Corp.	3,983	171,189
El Paso Electric Co.	690	39,365
Evergy, Inc.	2,439	136,560
Hawaiian Electric Industries, Inc.	1,866	69,602
IDACORP, Inc.	869	81,043
MGE Energy, Inc.	605	37,800
OGE Energy Corp.	3,440	124,356
Otter Tail Corp.	675	30,422
Pinnacle West Capital Corp.	1,927	158,496
PNM Resources, Inc.	1,380	53,006
Portland General Electric Co.	1,537	69,288
Spark Energy, Inc. Class A,	202	1,507
Vistra Energy Corp. (a)	4,876	110,344
		1,146,322
Gas Utilities - 1.1%
Atmos Energy Corp.	1,790	166,613
Chesapeake Utilities Corp.	280	22,246
National Fuel Gas Co.	1,466	79,589
New Jersey Resources Corp.	1,488	67,109
Northwest Natural Holding Co.	496	32,136
ONE Gas, Inc.	900	71,019
South Jersey Industries, Inc. (b)	1,372	40,529
Southwest Gas Holdings, Inc.	820	63,361
Spire, Inc.	787	57,120
UGI Corp.	2,975	157,854
		757,576
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	5,447	197,127
NRG Yield, Inc.:
Class A	677	13,147
Class C	985	19,316
Ormat Technologies, Inc.	611	31,265
Pattern Energy Group, Inc. (b)	1,148	20,572
Terraform Power, Inc.	1,265	14,257
The AES Corp.	11,382	165,950
		461,634
Multi-Utilities - 0.9%
Avangrid, Inc.	952	44,754
Avista Corp.	1,099	56,511
Black Hills Corp.	925	55,038
MDU Resources Group, Inc.	3,372	84,165
NiSource, Inc.	5,577	141,433
NorthWestern Energy Corp.	826	48,536
SCANA Corp.	2,465	98,723
Unitil Corp.	255	12,115
Vectren Corp.	1,408	100,714
		641,989
Water Utilities - 0.3%
American States Water Co.	635	38,875
Aqua America, Inc.	3,055	99,379
AquaVenture Holdings Ltd. (a)	98	1,642
Cadiz, Inc. (a)	414	4,604
California Water Service Group	836	35,112
Connecticut Water Service, Inc.	187	12,925
Middlesex Water Co.	294	13,230
Select Energy Services, Inc. Class A (a)	297	2,839
SJW Corp.	269	16,336
		224,942

TOTAL UTILITIES		3,232,463

TOTAL COMMON STOCKS
(Cost $72,679,977)		68,388,590

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.23% (c)	1,671,301	1,671,636
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	2,145,820	2,146,035
TOTAL MONEY MARKET FUNDS
(Cost $3,817,671)		3,817,671
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $76,497,648)		72,206,261
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(3,616,911)
NET ASSETS - 100%		$68,589,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Dec. 2018	$226,785	$3,300	$3,300

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,628
Fidelity Securities Lending Cash Central Fund	686
Total	$5,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,527,695	$2,527,695	$--	$--
Consumer Discretionary	9,361,291	9,361,291	--	--
Consumer Staples	2,248,758	2,248,758	--	--
Energy	2,778,899	2,778,899	--	--
Financials	10,285,313	10,285,313	--	--
Health Care	7,764,988	7,764,988	--	--
Industrials	10,224,395	10,224,395	--	--
Information Technology	9,748,001	9,748,001	--	--
Materials	3,496,073	3,496,073	--	--
Real Estate	6,720,714	6,720,714	--	--
Utilities	3,232,463	3,232,463	--	--
Money Market Funds	3,817,671	3,817,671	--	--
Total Investments in Securities:	$72,206,261	$72,206,261	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$3,300	$3,300	$--	$--
Total Assets	$3,300	$3,300	$--	$--
Total Derivative Instruments:	$3,300	$3,300	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,300	$0
Total Equity Risk	3,300	0
Total Value of Derivatives	$3,300	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $2,090,266) — See accompanying schedule: Unaffiliated issuers (cost $72,679,977)	$68,388,590
Fidelity Central Funds (cost $3,817,671)	3,817,671
Total Investment in Securities (cost $76,497,648)		$72,206,261
Segregated cash with brokers for derivative instruments		7,100
Foreign currency held at value (cost $87)		87
Receivable for investments sold		119,597
Receivable for fund shares sold		1,905,521
Dividends receivable		28,480
Distributions receivable from Fidelity Central Funds		3,331
Total assets		74,270,377
Liabilities
Payable to custodian bank	$112,760
Payable for investments purchased	3,405,853
Payable for fund shares redeemed	16,342
Payable for daily variation margin on futures contracts	37
Collateral on securities loaned	2,146,035
Total liabilities		5,681,027
Net Assets		$68,589,350
Net Assets consist of:
Paid in capital		$72,824,145
Total distributable earnings (loss)		(4,234,795)
Net Assets, for 7,633,382 shares outstanding		$68,589,350
Net Asset Value, offering price and redemption price per share ($68,589,350 ÷ 7,633,382 shares)		$8.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 13, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$61,045
Income from Fidelity Central Funds		5,314
Total income		66,359
Expenses
Independent trustees' fees and expenses	$5
Total expenses		5
Net investment income (loss)		66,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,025)
Foreign currency transactions	7
Futures contracts	(10,642)
Total net realized gain (loss)		(11,660)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,291,387)
Assets and liabilities in foreign currencies	1
Futures contracts	3,300
Total change in net unrealized appreciation (depreciation)		(4,288,086)
Net gain (loss)		(4,299,746)
Net increase (decrease) in net assets resulting from operations		$(4,233,392)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,354
Net realized gain (loss)	(11,660)
Change in net unrealized appreciation (depreciation)	(4,288,086)
Net increase (decrease) in net assets resulting from operations	(4,233,392)
Share transactions
Proceeds from sales of shares	75,495,917
Cost of shares redeemed	(2,673,175)
Net increase (decrease) in net assets resulting from share transactions	72,822,742
Total increase (decrease) in net assets	68,589,350
Net Assets
Beginning of period	–
End of period	$68,589,350
Other Information
Shares
Sold	7,909,281
Redeemed	(275,899)
Net increase (decrease)	7,633,382

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(1.03)
Total from investment operations	(1.01)
Net asset value, end of period	$8.99
Total ReturnC	(10.10)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$68,589
Portfolio turnover rateH	0%I,J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
8.8

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.8
Industrials	11.5
Consumer Discretionary	10.4
Consumer Staples	9.1
Health Care	8.1
Information Technology	8.1
Materials	7.6
Communication Services	7.1
Energy	7.0
Real Estate	2.6

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	19.0%
United Kingdom	10.2%
Canada	6.7%
France	6.0%
Switzerland	5.5%
Germany	5.4%
Australia	4.4%
Korea (South)	3.7%
Cayman Islands	3.4%
Other*	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity ZERO℠ International Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	12,708	$161,985
ALS Ltd.	10,132	58,548
Alumina Ltd.	44,695	80,709
Amcor Ltd.	21,574	203,192
AMP Ltd.	56,242	98,375
Ansell Ltd.	3,136	51,477
APA Group unit	20,832	141,621
Aristocrat Leisure Ltd.	11,186	209,916
Atlas Arteria Ltd. unit	11,539	55,810
Australia & New Zealand Banking Group Ltd.	54,485	1,000,472
Bank of Queensland Ltd.	8,529	58,284
Bendigo & Adelaide Bank Ltd.	9,630	69,763
BHP Billiton Ltd.	59,486	1,372,559
BlueScope Steel Ltd.	10,799	109,892
Boral Ltd.	22,650	89,982
Brambles Ltd.	29,640	222,909
Caltex Australia Ltd.	5,004	100,142
Carsales.com Ltd.	5,095	44,018
Challenger Ltd.	10,932	79,428
Cimic Group Ltd.	1,555	52,074
Coca-Cola Amatil Ltd.	10,272	72,087
Cochlear Ltd.	1,081	135,939
Commonwealth Bank of Australia	31,927	1,565,228
Computershare Ltd.	9,382	131,349
Crown Ltd.	6,143	54,421
CSL Ltd.	8,540	1,136,949
DEXUS Property Group unit	18,218	131,591
Dominos Pizza Enterprises Ltd.	1,263	48,306
Downer EDI Ltd.	7,446	36,488
Evolution Mining Ltd.	26,934	56,838
Flight Centre Travel Group Ltd.	809	26,582
Fortescue Metals Group Ltd.	32,927	93,269
Goodman Group unit	29,570	217,357
Healthscope Ltd.	33,348	49,828
Iluka Resources Ltd.	8,973	51,215
Incitec Pivot Ltd.	31,655	87,424
Insurance Australia Group Ltd.	43,268	209,273
IOOF Holdings Ltd.	5,254	25,337
JB Hi-Fi Ltd.	2,123	34,578
Lendlease Group unit	10,901	135,864
Link Administration Holdings Ltd.	5,677	30,151
Macquarie Group Ltd.	6,326	525,028
Medibank Private Ltd.	53,004	104,722
Metcash Ltd.	14,796	28,814
Mineral Resources Ltd.	2,600	26,237
Mirvac Group unit	72,278	111,069
National Australia Bank Ltd.	49,105	879,447
Newcrest Mining Ltd.	14,232	207,716
NIB Holdings Ltd.	8,402	32,962
Northern Star Resources Ltd.	11,958	74,350
Orica Ltd.	6,169	74,965
Origin Energy Ltd. (a)	33,089	170,819
Orora Ltd.	23,878	56,815
Qantas Airways Ltd.	38,199	147,967
QBE Insurance Group Ltd.	25,757	206,475
Qube Holdings Ltd.	19,070	33,086
Ramsay Health Care Ltd.	2,469	98,296
realestate.com.au Ltd.	912	46,255
Rio Tinto Ltd.	7,846	424,489
Santos Ltd.	35,078	164,941
Scentre Group unit	98,245	276,897
SEEK Ltd.	6,705	84,802
Sonic Healthcare Ltd.	8,011	127,926
South32 Ltd.	100,096	256,596
SP AusNet	32,272	39,079
Spark Infrastructure Group unit	34,572	56,309
Stockland Corp. Ltd. unit	45,831	117,163
Suncorp Group Ltd.	23,951	237,622
Sydney Airport unit	42,821	195,285
Tabcorp Holdings Ltd.	12,853	42,051
Telstra Corp. Ltd.	231,296	504,480
The GPT Group unit	33,651	122,963
The Star Entertainment Group Ltd.	16,355	54,898
Transurban Group unit	37,385	300,217
Treasury Wine Estates Ltd.	14,146	151,464
Vicinity Centres unit	61,876	116,116
Wesfarmers Ltd.	20,789	686,327
Westpac Banking Corp.	62,183	1,181,211
Whitehaven Coal Ltd.	14,072	48,331
Woodside Petroleum Ltd.	13,383	330,279
Woolworths Group Ltd.	23,418	471,468
WorleyParsons Ltd.	6,529	67,457

TOTAL AUSTRALIA		17,474,624

Austria - 0.2%
ams AG	1,189	46,254
Andritz AG	1,349	69,919
BAWAG Group AG	617	26,654
BUWOG AG	1,060	36,018
CA Immobilien Anlagen AG	1,569	51,075
Erste Group Bank AG	5,732	233,725
IMMOFINANZ Immobilien Anlagen AG	1,321	31,511
Lenzing AG	84	7,626
Oesterreichische Post AG	715	29,057
OMV AG	2,660	148,021
Osterreichische Elektrizitatswirtschafts AG	2,407	97,056
Raiffeisen International Bank-Holding AG	2,264	61,800
UNIQA Insurance Group AG	1,141	10,662
Voestalpine AG	2,126	75,588
Wienerberger AG	2,066	47,550

TOTAL AUSTRIA		972,516

Bailiwick of Jersey - 0.8%
Experian PLC	17,718	407,500
Ferguson PLC	4,518	305,088
Glencore Xstrata PLC	225,979	920,987
Polymetal International PLC	4,026	37,268
Randgold Resources Ltd.	1,777	139,768
Shire PLC	16,847	1,016,732
WPP PLC	24,964	282,486

TOTAL BAILIWICK OF JERSEY		3,109,829

Belgium - 0.8%
Ackermans & Van Haaren SA	373	58,767
Ageas	3,785	189,532
Anheuser-Busch InBev SA NV	16,185	1,197,065
Bpost SA	1,601	24,317
Cofinimmo SA	416	49,804
Colruyt NV	1,195	69,462
Galapagos Genomics NV (a)	874	89,793
Groupe Bruxelles Lambert SA	1,460	135,899
KBC Ancora	638	29,512
KBC Groep NV	6,370	439,392
Proximus	2,784	71,107
Sofina SA	289	55,320
Solvay SA Class A	1,421	161,996
Telenet Group Holding NV	983	47,742
UCB SA	2,577	216,519
Umicore SA	3,638	171,375

TOTAL BELGIUM		3,007,602

Bermuda - 0.5%
Beijing Enterprises Water Group Ltd.	94,000	47,827
Brilliance China Automotive Holdings Ltd.	56,000	48,845
Cheung Kong Infrastructure Holdings Ltd.	14,000	102,296
China Gas Holdings Ltd.	44,000	139,149
China Resource Gas Group Ltd.	16,000	61,209
Credicorp Ltd. (United States)	1,243	280,558
Dairy Farm International Holdings Ltd.	5,800	52,374
GasLog Ltd.	871	17,821
Golar LNG Ltd.	1,980	53,024
Haier Electronics Group Co. Ltd.	24,000	50,130
Hiscox Ltd.	5,787	120,422
Hongkong Land Holdings Ltd.	21,396	126,664
Jardine Matheson Holdings Ltd.	5,106	294,667
Jardine Strategic Holdings Ltd.	3,400	113,900
Kerry Properties Ltd.	8,500	26,718
Kingston Financial Group Ltd.	32,000	7,386
Kunlun Energy Co. Ltd.	56,000	63,556
Landing International Development Ltd. (a)	6,000	1,247
Li & Fung Ltd.	112,000	22,137
Nine Dragons Paper (Holdings) Ltd.	33,000	31,477
NWS Holdings Ltd.	30,000	59,373
Shangri-La Asia Ltd.	26,000	35,476
Vtech Holdings Ltd.	3,400	39,888
Yue Yuen Industrial (Holdings) Ltd.	12,000	32,823

TOTAL BERMUDA		1,828,967

Brazil - 1.0%
Ambev SA	82,100	360,477
Banco Bradesco SA	24,900	202,398
Banco do Brasil SA	21,200	243,531
BB Seguridade Participacoes SA	12,800	91,077
BM&F BOVESPA SA	33,900	241,759
BR Malls Participacoes SA	10,300	35,150
Brasil Foods SA (a)	9,900	58,259
CCR SA	16,700	49,227
Centrais Eletricas Brasileiras SA (Electrobras) (a)	8,300	52,412
Cielo SA	21,200	75,195
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,600	49,569
Companhia Siderurgica Nacional SA (CSN)	10,300	26,487
Cosan SA Industria e Comercio	3,200	27,731
CVC Brasil Operadora e Agencia de Viagens SA	2,400	36,501
Drogasil SA	3,600	60,769
Embraer SA	10,900	61,302
ENGIE Brasil Energia SA	2,900	31,014
Equatorial Energia SA	3,800	69,424
Estacio Participacoes SA	5,700	35,427
Fibria Celulose SA	4,100	79,158
Hypermarcas SA	6,400	51,214
IRB Brasil Resseguros SA	2,400	46,730
JBS SA	16,300	44,895
Klabin SA unit	13,300	66,723
Kroton Educacional SA	27,000	82,854
Localiza Rent A Car SA	9,300	71,846
Lojas Renner SA	13,500	136,397
M. Dias Branco SA	2,500	29,874
Multiplan Empreendimentos Imobiliarios SA	8,100	50,060
Natura Cosmeticos SA	3,500	30,650
Petrobras Distribuidora SA	4,900	31,574
Petroleo Brasileiro SA - Petrobras (ON)	50,500	411,436
Qualicorp SA	2,200	8,513
Rumo SA (a)	20,300	90,822
Sul America SA unit	3,900	25,990
Suzano Papel e Celulose SA	7,600	77,297
Terna Participacoes SA unit	6,000	35,889
TIM Participacoes SA	14,300	44,535
Ultrapar Participacoes SA	8,200	97,501
Vale SA	21,900	333,723
Weg SA	18,900	91,415

TOTAL BRAZIL		3,746,805

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	2,097	55,864
Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	4,307	152,133
Air Canada (a)	5,704	108,235
Algonquin Power & Utilities Corp.	7,704	76,897
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,821	373,509
AltaGas Ltd.	3,602	45,283
ARC Resources Ltd.	7,232	67,351
ATCO Ltd. Class I (non-vtg.)	1,696	49,445
B2Gold Corp. (a)	17,674	43,633
Bank of Montreal	11,787	881,305
Bank of Nova Scotia	22,261	1,194,682
Barrick Gold Corp.	21,955	275,011
Bausch Health Cos., Inc. (Canada) (a)	5,761	131,812
BCE, Inc.	16,216	627,601
BlackBerry Ltd. (a)	9,520	87,864
Bombardier, Inc. Class B (sub. vtg.) (a)	37,270	90,312
Brookfield Asset Management, Inc. Class A	16,169	659,804
CAE, Inc.	4,894	86,322
Cameco Corp.	7,604	81,444
Canadian Imperial Bank of Commerce	7,098	612,937
Canadian National Railway Co.	14,250	1,218,197
Canadian Natural Resources Ltd.	20,584	564,772
Canadian Pacific Railway Ltd.	2,731	560,058
Canadian Tire Ltd. Class A (non-vtg.)	1,304	146,739
Canadian Utilities Ltd. Class A (non-vtg.)	2,552	60,541
Canadian Western Bank, Edmonton	2,016	46,891
CCL Industries, Inc. Class B	2,716	114,256
Cenovus Energy, Inc. (Canada)	15,731	133,118
CGI Group, Inc. Class A (sub. vtg.) (a)	5,105	315,269
CI Financial Corp.	5,729	84,731
Constellation Software, Inc.	369	253,954
Crescent Point Energy Corp.	10,819	51,118
Dollarama, Inc.	6,076	168,048
Element Financial Corp.	7,859	46,266
Emera, Inc.	3,896	120,214
Empire Co. Ltd. Class A (non-vtg.)	3,551	64,603
Enbridge Income Fund Holdings, Inc.	1,838	42,542
Enbridge, Inc.	16,602	517,311
Encana Corp.	18,934	193,302
Enerplus Corp.	4,144	38,561
Fairfax Financial Holdings Ltd. (sub. vtg.)	459	223,041
Finning International, Inc.	3,568	74,100
First Capital Realty, Inc.	2,286	34,105
First Quantum Minerals Ltd.	13,131	131,066
Fortis, Inc.	7,462	246,570
Franco-Nevada Corp.	3,368	210,351
George Weston Ltd.	814	59,205
Gildan Activewear, Inc.	4,352	130,086
Goldcorp, Inc.	16,260	146,858
Great-West Lifeco, Inc.	5,261	120,730
H&R (REIT) unit	5,737	86,766
Husky Energy, Inc.	5,822	82,303
Hydro One Ltd. (b)	2,805	40,803
IAMGOLD Corp. (a)	8,970	30,798
IGM Financial, Inc.	1,417	34,799
Imperial Oil Ltd.	4,841	151,211
Industrial Alliance Insurance and Financial Services, Inc.	2,203	77,882
Intact Financial Corp.	2,587	204,394
Inter Pipeline Ltd.	6,976	113,136
Keyera Corp.	3,907	97,345
Kinross Gold Corp. (a)	24,917	64,732
Kirkland Lake Gold Ltd.	3,276	64,278
Linamar Corp.	736	30,475
Loblaw Companies Ltd.	4,005	200,303
Lundin Mining Corp.	13,508	55,512
Magna International, Inc. Class A (sub. vtg.)	6,925	340,924
Manulife Financial Corp.	36,975	582,241
Maxar Technologies Ltd.	413	6,174
Methanex Corp.	1,846	119,542
Metro, Inc. Class A (sub. vtg.)	4,550	142,778
National Bank of Canada	6,173	280,222
Nfi Group, Inc.	1,063	35,860
Nutrien Ltd.	12,028	636,736
Onex Corp. (sub. vtg.)	1,706	112,161
Open Text Corp.	4,934	166,559
Pan American Silver Corp.	2,557	37,537
Parex Resources, Inc. (a)	3,225	46,962
Parkland Fuel Corp.	1,941	65,184
Pembina Pipeline Corp.	7,273	235,242
Power Corp. of Canada (sub. vtg.)	6,990	144,319
Power Financial Corp.	4,630	99,708
PrairieSky Royalty Ltd.	4,294	65,236
Quebecor, Inc. Class B (sub. vtg.)	3,640	71,393
Restaurant Brands International, Inc.	4,425	242,418
RioCan (REIT)	6,890	125,611
Ritchie Brothers Auctioneers, Inc.	2,239	75,311
Rogers Communications, Inc. Class B (non-vtg.)	6,680	343,984
Royal Bank of Canada	27,278	1,987,547
Saputo, Inc.	4,098	124,859
Seven Generations Energy Ltd. (a)	5,226	56,013
Shaw Communications, Inc. Class B	8,134	151,441
Shopify, Inc. Class A (a)	1,245	171,999
SNC-Lavalin Group, Inc.	2,858	102,037
Stantec, Inc.	2,367	61,600
Sun Life Financial, Inc.	11,410	417,848
Suncor Energy, Inc.	31,068	1,042,169
Teck Resources Ltd. Class B (sub. vtg.)	8,796	181,806
TELUS Corp.	11,187	383,083
The Stars Group, Inc. (a)	2,582	53,701
The Toronto-Dominion Bank	34,066	1,889,810
Thomson Reuters Corp.	5,445	253,420
Toromont Industries Ltd.	1,606	75,612
Tourmaline Oil Corp.	5,182	75,578
TransCanada Corp.	16,002	603,395
Turquoise Hill Resources Ltd. (a)	15,851	26,730
Vermilion Energy, Inc.	2,647	70,194
Waste Connection, Inc. (Canada)	4,903	374,825
West Fraser Timber Co. Ltd.	1,437	72,197
Wheaton Precious Metals Corp.	8,617	141,648
Whitecap Resources, Inc.	7,290	35,662
WSP Global, Inc.	1,329	66,347
Yamana Gold, Inc.	15,279	34,703

TOTAL CANADA		25,527,246

Cayman Islands - 3.4%
3SBio, Inc. (b)	17,000	24,670
58.com, Inc. ADR (a)	1,706	111,897
AAC Technology Holdings, Inc.	14,500	110,450
Agile Property Holdings Ltd.	26,000	29,641
Airtac International Group	2,000	17,215
Alibaba Group Holding Ltd. sponsored ADR (a)	20,313	2,890,134
Anta Sports Products Ltd.	16,000	65,698
ASM Pacific Technology Ltd.	4,100	35,396
Autohome, Inc. ADR Class A	1,012	73,249
Baidu.com, Inc. sponsored ADR (a)	5,035	956,952
BeiGene Ltd. ADR (a)	801	100,878
BizLink Holding, Inc.	1,000	5,329
Chailease Holding Co. Ltd.	23,000	65,522
Cheung Kong Property Holdings Ltd.	52,500	340,763
China Conch Venture Holdings Ltd.	34,000	95,384
China Literature Ltd. (a)(b)	4,400	23,762
China Medical System Holdings Ltd.	24,000	28,554
China Mengniu Dairy Co. Ltd.	51,000	150,230
China Resources Land Ltd.	52,000	176,385
China State Construction International Holdings Ltd.	24,000	17,108
CIFI Holdings Group Co. Ltd.	74,000	30,951
CK Hutchison Holdings Ltd.	50,500	508,416
Country Garden Holdings Co. Ltd.	149,000	159,413
Country Garden Services Holdings Co. Ltd. (a)	10,000	12,905
Ctrip.com International Ltd. ADR (a)	7,102	236,355
ENN Energy Holdings Ltd.	14,400	122,388
Evergrande Real Estate Group Ltd.	68,000	162,154
FIH Mobile Ltd. (a)	11,000	1,024
Fullshare Holdings Ltd.	132,500	51,534
GCL-Poly Energy Holdings Ltd. (a)	152,000	9,013
Geely Automobile Holdings Ltd.	96,000	183,628
General Interface Solution Holding Ltd.	2,000	6,621
Gourmet Master Co. Ltd.	1,000	6,056
Haitian International Holdings Ltd.	12,000	23,413
Hengan International Group Co. Ltd.	14,500	114,825
Himax Technologies, Inc. sponsored ADR	3,058	16,238
Huazhu Group Ltd. ADR	2,387	62,444
JD.com, Inc. sponsored ADR (a)	18,179	427,570
Kingboard Chemical Holdings Ltd.	11,500	30,796
Kingsoft Corp. Ltd.	7,000	9,908
KWG Property Holding Ltd.	21,500	16,423
Longfor Properties Co. Ltd.	23,500	57,057
Meitu, Inc. (a)(b)	33,500	17,472
Melco Crown Entertainment Ltd. sponsored ADR	3,559	59,186
MGM China Holdings Ltd.	12,800	18,085
Minth Group Ltd.	10,000	32,390
NetEase, Inc. ADR	1,383	287,457
New Oriental Education & Technology Group, Inc. sponsored ADR	2,442	142,881
PagSeguro Digital Ltd. (a)(c)	1,818	49,068
Parade Technologies Ltd.	1,000	13,243
Phoenix Group Holdings	8,837	68,055
Sands China Ltd.	46,400	182,832
Semiconductor Manufacturing International Corp. (a)	76,000	62,779
Shenzhou International Group Holdings Ltd.	10,000	110,432
Shimao Property Holdings Ltd.	23,000	44,991
Silergy Corp.	1,000	12,726
Silicon Motion Technology Corp. sponsored ADR	854	32,102
SINA Corp. (a)	1,241	78,568
Sino Biopharmaceutical Ltd.	130,000	116,540
Sunac China Holdings Ltd.	35,000	95,066
Sunny Optical Technology Group Co. Ltd.	12,800	110,993
TAL Education Group ADR (a)	5,018	145,422
Tencent Holdings Ltd.	100,300	3,436,204
Tingyi (Cayman Islands) Holding Corp.	36,000	53,252
TPK Holding Co. Ltd.	1,000	1,550
Vipshop Holdings Ltd. ADR (a)	5,040	24,494
Want Want China Holdings Ltd.	122,000	87,121
Weibo Corp. sponsored ADR (a)	875	51,634
WH Group Ltd. (b)	132,000	92,411
Wharf Real Estate Investment Co. Ltd.	22,000	136,203
Wynn Macau Ltd.	28,800	59,422
Xinyi Glass Holdings Ltd.	50,000	49,477
YY, Inc. ADR (a)	575	36,743
Zall Smart Commerce Ltd.	60,000	42,846
Zhen Ding Technology Holding Ltd.	5,000	11,418
ZTO Express (Cayman), Inc. sponsored ADR	5,358	86,907

TOTAL CAYMAN ISLANDS		13,418,319

Chile - 0.3%
Aguas Andinas SA	45,451	23,770
Banco de Chile	384,125	53,534
Banco de Credito e Inversiones	1,062	66,581
Banco de Credito e Inversiones rights 11/29/18 (a)	63	193
Banco Santander Chile	1,161,077	85,746
Cencosud SA	23,589	48,466
Colbun SA	100,656	19,162
Compania Cervecerias Unidas SA	3,238	40,382
Compania de Petroleos de Chile SA (COPEC)	9,236	129,782
CorpBanca SA	3,681,877	34,121
E-CL SA	4,019	6,618
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,736	27,107
Empresas CMPC SA	21,149	72,806
Enel Chile SA	342,404	29,763
Enersis SA	565,405	88,466
LATAM Airlines Group SA	7,748	70,689
Parque Arauco SA	8,599	19,521
S.A.C.I. Falabella	20,381	153,881
S.A.C.I. Falabella rights 11/17/18 (a)	631	63
Sociedad Matriz Banco de Chile Class B	107,185	47,203

TOTAL CHILE		1,017,854

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	470,000	206,173
Air China Ltd. (H Shares)	34,000	27,358
Aluminum Corp. of China Ltd. (H Shares) (a)	46,000	16,659
Anhui Conch Cement Co. Ltd. (H Shares)	22,500	116,202
Bank Communications Co. Ltd. (H Shares)	414,000	310,423
Bank of China Ltd. (H Shares)	1,382,000	588,614
Beijing Capital International Airport Co. Ltd. (H Shares)	24,000	25,983
BYD Co. Ltd. (H Shares)	13,000	83,626
CGN Power Co. Ltd. (H Shares) (b)	192,000	44,071
China Cinda Asset Management Co. Ltd. (H Shares)	107,000	26,198
China CITIC Bank Corp. Ltd. (H Shares)	225,000	139,155
China Communications Construction Co. Ltd. (H Shares)	84,000	76,802
China Construction Bank Corp. (H Shares)	1,727,000	1,370,456
China Galaxy Securities Co. Ltd. (H Shares)	64,500	32,406
China Huarong Asset Management Co. Ltd. (b)	155,000	28,067
China Life Insurance Co. Ltd. (H Shares)	137,000	274,520
China Longyuan Power Grid Corp. Ltd. (H Shares)	61,000	46,361
China Merchants Bank Co. Ltd. (H Shares)	69,500	267,650
China Minsheng Banking Corp. Ltd. (H Shares)	133,000	98,029
China Molybdenum Co. Ltd. (H Shares)	66,000	24,491
China National Building Materials Co. Ltd. (H Shares)	48,000	34,277
China Oilfield Services Ltd. (H Shares)	36,000	33,742
China Pacific Insurance (Group) Co. Ltd. (H Shares)	52,000	193,625
China Petroleum & Chemical Corp. (H Shares)	472,000	384,480
China Railway Construction Corp. Ltd. (H Shares)	36,500	46,172
China Railway Group Ltd. (H Shares)	72,000	64,270
China Shenhua Energy Co. Ltd. (H Shares)	63,000	142,679
China Southern Airlines Ltd. (H Shares)	48,000	25,953
China Telecom Corp. Ltd. (H Shares)	258,000	121,730
China Vanke Co. Ltd. (H Shares)	25,400	78,222
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	14,323
CITIC Securities Co. Ltd. (H Shares)	40,000	70,391
CRRC Corp. Ltd. (H Shares)	75,000	65,800
Dongfeng Motor Group Co. Ltd. (H Shares)	56,000	55,129
Fuyao Glass Industries Group Co. Ltd.	7,200	21,255
GF Securities Co. Ltd. (H Shares)	30,400	39,309
Great Wall Motor Co. Ltd. (H Shares)	47,500	28,105
Guangzhou Automobile Group Co. Ltd. (H Shares)	56,000	56,629
Guangzhou R&F Properties Co. Ltd. (H Shares)	21,200	33,252
Haitong Securities Co. Ltd. (H Shares)	62,400	62,782
Huaneng Power International, Inc. (H Shares)	84,000	46,810
Huatai Securities Co. Ltd. (H Shares) (b)	31,800	51,094
Industrial & Commercial Bank of China Ltd. (H Shares)	1,450,000	983,786
New China Life Insurance Co. Ltd. (H Shares)	15,000	70,104
People's Insurance Co. of China Group (H Shares)	131,000	53,456
PetroChina Co. Ltd. (H Shares)	390,000	280,419
PICC Property & Casualty Co. Ltd. (H Shares)	128,000	124,051
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	94,000	885,226
Postal Savings Bank of China Co. Ltd.	55,000	32,823
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,500	22,475
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	48,000	21,056
Sinopharm Group Co. Ltd. (H Shares)	22,400	107,973
TravelSky Technology Ltd. (H Shares)	16,000	38,766
Weichai Power Co. Ltd. (H Shares)	33,000	32,613
Yanzhou Coal Mining Co. Ltd. (H Shares)	30,000	28,348
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	10,600	56,636
Zijin Mng Group Co. Ltd. (H Shares)	110,000	40,819
ZTE Corp. (H Shares)	12,400	18,912

TOTAL CHINA		8,270,736

Colombia - 0.0%
Almacenes Exito SA	1,600	6,908
Bancolombia SA	4,232	39,803
Grupo de Inversiones Suramerica SA	5,128	50,014
Interconexion Electrica SA ESP	6,930	25,744
Inversiones Argos SA	6,677	31,109

TOTAL COLOMBIA		153,578

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,039	72,320
Komercni Banka A/S	1,435	54,514
MONETA Money Bank A/S (b)	5,710	18,949

TOTAL CZECH REPUBLIC		145,783

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	53	63,083
Series B	129	162,825
Ambu A/S Series B	3,168	66,035
Carlsberg A/S Series B	1,993	219,848
Christian Hansen Holding A/S	1,829	184,874
Coloplast A/S Series B	2,026	189,162
Danske Bank A/S	14,510	278,331
DONG Energy A/S (b)	3,876	246,262
DSV de Sammensluttede Vognmaend A/S	3,534	284,141
Genmab A/S (a)	1,160	158,919
GN Store Nord A/S	3,100	131,636
H Lundbeck A/S	953	44,504
ISS Holdings A/S	3,588	117,986
Jyske Bank A/S (Reg.)	1,504	61,490
Novo Nordisk A/S Series B	34,665	1,497,062
Novozymes A/S Series B	4,300	212,490
Pandora A/S	2,203	137,828
Sydbank A/S	1,417	32,763
Tryg A/S	1,756	42,441
Vestas Wind Systems A/S	4,193	262,966
William Demant Holding A/S (a)	1,992	65,564

TOTAL DENMARK		4,460,210

Egypt - 0.0%
Commercial International Bank SAE	22,873	101,473
EFG-Hermes Holding SAE (a)	1,804	1,399
Global Telecom Holding (a)	9,485	1,461
Talaat Moustafa Group Holding	3,691	1,874

TOTAL EGYPT		106,207

Finland - 0.9%
Amer Group PLC (A Shares)	2,380	88,500
Elisa Corp. (A Shares)	2,892	115,138
Fortum Corp.	8,203	172,769
Huhtamaki Oyj	1,631	45,796
KCI Konecranes Oyj	1,496	53,646
Kesko Oyj	1,248	72,967
Kone Oyj (B Shares)	7,113	346,592
Metso Corp.	2,535	80,137
Neste Oyj	2,382	196,304
Nokia Corp.	109,095	616,232
Nokian Tyres PLC	2,198	69,907
Nordea Bank ABP (a)	59,611	518,453
Orion Oyj (B Shares)	1,699	58,501
Outokumpu Oyj (A Shares)	5,536	23,263
Sampo Oyj (A Shares)	9,047	416,646
Stora Enso Oyj (R Shares)	10,722	161,580
TietoEnator Oyj	1,059	34,137
UPM-Kymmene Corp.	9,831	316,348
Valmet Corp.	2,689	61,279
Wartsila Corp.	8,584	146,375

TOTAL FINLAND		3,594,570

France - 6.0%
Accor SA	3,998	183,035
Aeroports de Paris	598	125,237
Air Liquide SA	7,875	954,399
Alstom SA	2,865	125,421
Arkema SA	1,392	146,281
Atos Origin SA	1,739	149,262
AXA SA	35,647	892,126
BNP Paribas SA	20,726	1,082,916
Bouygues SA	3,740	136,572
Bureau Veritas SA	4,951	111,875
Capgemini SA	3,039	371,749
Carrefour SA	10,642	206,720
Compagnie de St. Gobain	9,808	369,481
Credit Agricole SA	22,541	288,693
Danone SA	11,408	807,839
Dassault Systemes SA	2,518	316,146
Edenred SA	3,854	146,366
Eiffage SA	1,245	121,865
ENGIE	29,632	395,201
Essilor International SA	3,662	500,843
Faurecia SA	1,494	72,611
Gecina SA	775	113,851
Groupe Eurotunnel SA	10,319	129,910
Hermes International SCA	392	224,219
Iliad SA	434	50,263
Ingenico SA	1,175	83,365
Kering SA	1,390	619,677
Klepierre SA	3,957	134,457
L'Oreal SA	4,517	1,017,608
Legrand SA	4,944	323,334
LVMH Moet Hennessy - Louis Vuitton SA	5,091	1,544,637
Michelin CGDE Series B	3,418	349,916
Natixis SA	16,906	98,922
Orange SA	42,989	670,987
Orpea	1,017	125,385
Pernod Ricard SA	4,088	624,161
Peugeot Citroen SA	8,618	205,278
Publicis Groupe SA	3,907	226,751
Renault SA	3,576	267,607
Rubis	1,790	92,654
Safran SA	6,036	780,019
Sanofi SA	21,941	1,960,660
Schneider Electric SA	11,105	803,015
SCOR SE	3,342	154,437
Societe Generale Series A	13,940	511,009
Sodexo SA	1,779	181,590
SR Teleperformance SA	1,064	175,468
Suez Environnement SA	6,887	99,730
Thales SA	1,914	244,972
Total SA	46,964	2,755,633
Valeo SA	4,538	146,370
Veolia Environnement SA	9,499	189,574
VINCI SA	9,394	836,060
Vivendi SA	16,488	397,663

TOTAL FRANCE		23,643,820

Germany - 5.1%
adidas AG	3,908	920,690
Allianz SE	8,445	1,759,262
Axel Springer Verlag AG	960	63,827
BASF AG	17,021	1,306,167
Bayer AG	15,612	1,196,698
Bayerische Motoren Werke AG (BMW)	5,873	507,086
Beiersdorf AG	1,769	183,134
Brenntag AG	2,984	156,047
Commerzbank AG (a)	20,025	189,140
Continental AG	2,019	333,761
Covestro AG (b)	1,351	87,406
Daimler AG (Germany)	18,523	1,098,517
Deutsche Bank AG	28,603	280,268
Deutsche Borse AG	3,563	450,266
Deutsche Lufthansa AG	4,652	93,579
Deutsche Post AG	17,762	560,840
Deutsche Telekom AG	59,572	977,081
Deutsche Wohnen AG (Bearer)	6,203	284,124
E.ON AG	37,171	359,446
Evonik Industries AG	2,739	85,004
Fraport AG Frankfurt Airport Services Worldwide	599	46,339
Freenet AG	2,885	64,994
Fresenius Medical Care AG & Co. KGaA	3,954	310,454
Fresenius SE & Co. KGaA	7,430	472,220
GEA Group AG	3,415	103,894
Hannover Reuck SE	1,059	142,858
HeidelbergCement Finance AG	2,363	160,587
Henkel AG & Co. KGaA	1,483	145,464
Hugo Boss AG	1,283	91,813
Infineon Technologies AG	21,462	430,032
innogy SE (b)	2,125	93,868
K&S AG	3,936	73,425
KION Group AG	1,279	74,896
Lanxess AG	1,796	111,395
LEG Immobilien AG	1,241	135,867
Merck KGaA	2,457	263,320
Morphosys AG (a)	672	62,261
MTU Aero Engines Holdings AG	979	208,245
Muenchener Rueckversicherungs AG	2,979	640,923
OSRAM Licht AG	1,409	57,165
ProSiebenSat.1 Media AG	4,523	104,443
Puma AG	116	59,650
Rheinmetall AG	770	66,754
RWE AG	9,155	178,561
SAP SE	18,239	1,952,913
Siemens AG	14,141	1,625,463
Symrise AG	2,318	194,706
Telefonica Deutschland Holding AG	13,321	51,827
Thyssenkrupp AG	8,215	172,835
TUI AG (GB)	8,822	146,479
Uniper SE	3,669	106,012
United Internet AG	2,472	102,421
Vonovia SE	8,623	394,776
Wirecard AG	2,154	403,531
Zalando SE (a)	2,111	81,773

TOTAL GERMANY		20,224,507

Greece - 0.1%
Alpha Bank AE (a)	24,504	37,052
EFG Eurobank Ergasias SA (a)	27,471	18,513
Greek Organization of Football Prognostics SA	3,167	29,773
Hellenic Telecommunications Organization SA	5,933	66,192
Jumbo SA	1,578	23,021
Motor Oil (HELLAS) Corinth Refineries SA	1,013	23,980
Mytilineos Holdings SA	1,570	13,888
National Bank of Greece SA (a)	10,579	18,333
Piraeus Bank SA	3,797	5,591
Titan Cement Co. SA (Reg.)	636	14,004

TOTAL GREECE		250,347

Hong Kong - 2.3%
AIA Group Ltd.	224,600	1,699,834
Bank of East Asia Ltd.	23,129	74,915
Beijing Enterprises Holdings Ltd.	8,000	43,255
BOC Hong Kong (Holdings) Ltd.	67,500	252,201
China Everbright International Ltd.	45,185	36,012
China Jinmao Holdings Group Ltd.	72,000	30,207
China Merchants Holdings International Co. Ltd.	8,000	13,609
China Mobile Ltd.	102,000	955,524
China Overseas Land and Investment Ltd.	80,000	250,448
China Resources Beer Holdings Co. Ltd.	30,000	104,247
China Resources Pharmaceutical Group Ltd. (b)	35,500	52,060
China Resources Power Holdings Co. Ltd.	34,000	59,745
China Taiping Insurance Group Ltd.	27,400	91,544
China Unicom Ltd.	112,000	117,146
CITIC Pacific Ltd.	114,000	170,957
CLP Holdings Ltd.	37,000	414,731
CNOOC Ltd.	298,000	507,488
CSPC Pharmaceutical Group Ltd.	86,000	181,389
Far East Horizon Ltd.	40,000	38,766
Fosun International Ltd.	46,000	67,106
Galaxy Entertainment Group Ltd.	51,000	275,748
Guangdong Investment Ltd.	52,000	92,834
Hang Lung Group Ltd.	16,000	39,337
Hang Lung Properties Ltd.	42,000	76,053
Hang Seng Bank Ltd.	13,500	316,069
Henderson Land Development Co. Ltd.	28,000	130,325
Hong Kong & China Gas Co. Ltd.	164,000	313,263
Hong Kong Exchanges and Clearing Ltd.	21,600	572,919
Hysan Development Co. Ltd.	11,000	51,550
Lenovo Group Ltd.	134,000	85,267
Link (REIT)	42,000	372,229
MTR Corp. Ltd.	26,559	128,698
New World Development Co. Ltd.	103,000	130,557
PCCW Ltd.	79,000	43,318
Power Assets Holdings Ltd.	24,500	163,553
Sino Land Ltd.	60,000	94,109
Sino-Ocean Group Holding Ltd.	72,000	28,187
Sun Art Retail Group Ltd.	42,500	46,446
Sun Hung Kai Properties Ltd.	29,500	383,387
Swire Pacific Ltd. (A Shares)	10,000	103,737
Swire Properties Ltd.	19,800	67,541
Techtronic Industries Co. Ltd.	29,000	135,719
Vitasoy International Holdings Ltd.	16,000	50,906
Wharf Holdings Ltd.	65,000	162,128
Wheelock and Co. Ltd.	14,000	74,714

TOTAL HONG KONG		9,099,778

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,813	102,905
OTP Bank PLC	3,959	142,256
Richter Gedeon PLC	2,310	42,952

TOTAL HUNGARY		288,113

India - 2.6%
Adani Ports & Special Economic Zone Ltd.	15,591	67,215
Asian Paints Ltd.	8,448	140,541
Aurobindo Pharma Ltd.	4,801	51,382
Axis Bank Ltd. (a)	31,394	247,213
Bajaj Auto Ltd.	2,576	90,338
Bajaj Finance Ltd.	4,013	129,275
Bajaj Finserv Ltd.	1,167	85,279
Bharat Petroleum Corp. Ltd.	14,913	55,470
Bharti Airtel Ltd.	21,140	83,562
Bharti Infratel Ltd.	13,992	50,938
Coal India Ltd.	23,330	83,955
Dr. Reddy's Laboratories Ltd.	2,416	82,980
Eicher Motors Ltd.	258	76,272
GAIL India Ltd.	15,915	80,533
Grasim Industries Ltd. (a)	7,722	87,029
HCL Technologies Ltd.	10,338	147,550
HDFC Bank Ltd.	39,309	1,020,472
Hero Motocorp Ltd.	2,474	92,402
Hindalco Industries Ltd.	20,866	62,180
Hindustan Petroleum Corp. Ltd.	14,430	43,733
Hindustan Unilever Ltd.	13,266	290,880
Housing Development Finance Corp. Ltd.	29,336	701,767
ICICI Bank Ltd.	123,437	591,924
Indiabulls Housing Finance Ltd.	5,160	58,228
Indian Oil Corp. Ltd.	38,678	72,404
IndusInd Bank Ltd.	10,115	194,901
Infosys Ltd.	74,629	689,511
ITC Ltd.	161,843	612,929
JSW Steel Ltd.	19,657	90,205
Kotak Mahindra Bank Ltd.	20,498	310,172
Larsen & Toubro Ltd.	22,857	400,986
Lupin Ltd. (a)	4,505	53,934
Mahindra & Mahindra Ltd.	17,546	181,711
Maruti Suzuki India Ltd.	2,506	224,185
Motherson Sumi Systems Ltd. (a)	20,582	45,430
NTPC Ltd.	45,852	98,976
Oil & Natural Gas Corp. Ltd.	51,573	106,863
Petronet LNG Ltd.	13,063	39,864
Piramal Enterprises Ltd.	1,283	37,692
Power Grid Corp. of India Ltd.	41,212	103,615
Reliance Industries Ltd.	62,045	890,282
State Bank of India (a)	59,555	226,592
Sun Pharmaceutical Industries Ltd.	20,794	163,138
Tata Consultancy Services Ltd.	19,833	519,731
Tata Motors Ltd. (a)	37,580	91,038
Tata Steel Ltd.	15,109	113,144
Titan Co. Ltd.	7,948	90,764
United Spirits Ltd. (a)	4,224	32,942
UPL Ltd. (a)	7,131	65,019
Vedanta Ltd. (a)	20,894	59,651
Yes Bank Ltd.	31,933	81,214
Zee Entertainment Enterprises Ltd.	9,223	56,253

TOTAL INDIA		10,074,264

Indonesia - 0.5%
Barito Pacific Tbk PT	24,000	2,960
PT Adaro Energy Tbk	345,800	37,531
PT Astra International Tbk	391,500	203,444
PT Bank Central Asia Tbk	252,000	392,028
PT Bank Danamon Indonesia Tbk Series A	56,700	27,693
PT Bank Jabar Banten Tbk	21,000	2,473
PT Bank Mandiri (Persero) Tbk	371,000	166,698
PT Bank Negara Indonesia (Persero) Tbk	153,800	74,105
PT Bank Rakyat Indonesia Tbk	1,021,300	211,616
PT Bank Tabungan Negara Tbk	58,200	8,116
PT Bumi Resources Tbk (a)	167,700	1,864
PT Bumi Serpong Damai Tbk (a)	62,200	4,501
PT Charoen Pokphand Indonesia Tbk	144,500	52,278
PT Ciputra Development Tbk	272,700	14,709
PT Gudang Garam Tbk	7,500	35,668
PT Indah Kiat Pulp & Paper Tbk	36,300	30,384
PT Indo Tambangraya Megah Tbk	8,600	14,086
PT Indocement Tunggal Prakarsa Tbk	24,100	27,425
PT Indofood CBP Sukses Makmur Tbk	25,000	14,677
PT Indofood Sukses Makmur Tbk	81,300	31,953
PT Jasa Marga Tbk	7,300	1,993
PT Kalbe Farma Tbk	384,300	34,632
PT Matahari Department Store Tbk	22,600	7,210
PT Perusahaan Gas Negara Tbk Series B	163,700	23,905
PT Semen Gresik (Persero) Tbk	46,600	27,588
PT Surya Citra Media Tbk	89,600	9,253
PT Telekomunikasi Indonesia Tbk Series B	950,600	240,810
PT United Tractors Tbk	25,700	56,632
PT Waskita Karya Persero Tbk	15,400	1,459
PT XL Axiata Tbk (a)	40,700	7,014

TOTAL INDONESIA		1,764,705

Ireland - 0.6%
Bank Ireland Group PLC	17,999	127,722
CRH PLC	15,650	466,811
DCC PLC (United Kingdom)	1,682	144,368
Glanbia PLC	4,050	71,653
Grafton Group PLC unit	4,109	38,025
Greencore Group PLC	11,514	27,845
ICON PLC (a)	1,131	156,168
James Hardie Industries PLC CDI	8,378	111,479
Kerry Group PLC Class A	2,872	294,394
Kingspan Group PLC (Ireland)	2,988	129,959
Paddy Power Betfair PLC (Ireland)	1,599	138,006
Ryanair Holdings PLC sponsored ADR (a)	3,199	264,877
Smurfit Kappa Group PLC	4,594	149,754
United Drug PLC (United Kingdom)	4,847	39,155

TOTAL IRELAND		2,160,216

Isle of Man - 0.0%
Genting Singapore Ltd.	110,800	70,392
NEPI Rockcastle PLC	11,115	95,980

TOTAL ISLE OF MAN		166,372

Israel - 0.5%
Alony Hetz Properties & Investments Ltd.	1,228	11,686
Azrieli Group	811	39,374
Bank Hapoalim BM (Reg.)	20,781	140,780
Bank Leumi le-Israel BM	27,260	170,162
Bezeq The Israel Telecommunication Corp. Ltd.	35,939	41,332
Check Point Software Technologies Ltd. (a)	2,459	272,949
CyberArk Software Ltd. (a)	563	38,430
Elbit Systems Ltd. (Israel)	392	46,894
First International Bank of Israel	1,337	28,822
Gazit-Globe Ltd.	1,078	9,018
Israel Chemicals Ltd.	10,048	57,967
Israel Discount Bank Ltd. (Class A)	24,143	78,987
Mazor Robotics Ltd. (a)	859	24,986
Mellanox Technologies Ltd. (a)	854	72,325
Mizrahi Tefahot Bank Ltd.	2,432	40,980
NICE Systems Ltd. (a)	1,139	120,763
Orbotech Ltd. (a)	987	55,213
Paz Oil Co. Ltd.	80	11,979
SodaStream International Ltd. (a)	435	62,375
Strauss Group Ltd.	461	10,116
Taro Pharmaceutical Industries Ltd. (a)	326	32,440
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	17,189	343,436
Tower Semiconductor Ltd. (a)	1,162	18,018
Wix.com Ltd. (a)	625	60,844

TOTAL ISRAEL		1,789,876

Italy - 1.3%
A2A SpA	32,825	52,962
Assicurazioni Generali SpA	24,711	399,682
Atlantia SpA	8,880	178,629
Azimut Holding SpA	1,960	24,165
Banca Generali SpA	1,014	19,559
Banca Mediolanum S.p.A.	4,774	27,712
Banca Popolare dell'Emilia Romagna	9,202	34,999
Banco BPM SpA (a)	26,696	50,224
Brembo SpA	2,615	28,967
Cerved Information Solutions SpA	3,487	27,825
Davide Campari-Milano SpA	11,064	85,152
DiaSorin S.p.A.	527	50,021
Enel SpA	142,495	698,662
Eni SpA	49,637	881,541
FinecoBank SpA	8,019	83,979
Hera SpA	15,037	41,557
Interpump Group SpA	1,769	51,093
Intesa Sanpaolo SpA	285,968	633,440
Italgas SpA	10,532	54,420
Leonardo SpA	7,681	83,432
Luxottica Group SpA	2,478	155,828
Mediobanca SpA	11,720	102,905
Moncler SpA	2,461	85,575
Pirelli & C. S.p.A. (b)	7,843	57,689
Poste Italiane SpA (b)	7,692	55,323
Prysmian SpA	4,267	82,935
Recordati SpA	1,663	56,357
Saipem SpA (a)	10,117	55,404
Snam Rete Gas SpA	45,270	187,359
Telecom Italia SpA (a)	257,138	151,237
Terna SpA	26,465	136,839
UniCredit SpA	39,416	505,198
Unione di Banche Italiane SCpA	17,982	54,992
Unipol Gruppo SpA	7,082	28,540
Unipolsai SpA	22,274	48,717

TOTAL ITALY		5,272,919

Japan - 19.0%
77 Bank Ltd.	1,400	28,996
ABC-MART, Inc.	600	35,095
ACOM Co. Ltd.	6,400	23,652
Activia Properties, Inc.	13	53,919
Adeka Corp.	2,500	37,156
Advance Residence Investment Corp.	26	66,408
Advantest Corp.	3,900	71,996
Aeon (REIT) Investment Corp.	24	26,481
AEON Co. Ltd.	16,400	376,415
AEON Financial Service Co. Ltd.	2,000	39,279
AEON MALL Co. Ltd.	1,800	33,325
Agc, Inc.	4,600	150,670
Aica Kogyo Co. Ltd.	1,400	41,689
Ain Holdings, Inc.	500	39,172
Air Water, Inc.	3,300	53,550
Aisin Seiki Co. Ltd.	3,700	145,429
Ajinomoto Co., Inc.	10,700	172,863
Alfresa Holdings Corp.	4,200	112,226
All Nippon Airways Ltd.	6,800	228,654
Alps Electric Co. Ltd.	4,100	96,649
Amada Holdings Co. Ltd.	7,600	71,598
Amano Corp.	1,200	25,524
Anritsu Corp.	2,400	36,414
Aoyama Trading Co. Ltd.	700	21,217
Aozora Bank Ltd.	2,100	72,463
Ariake Japan Co. Ltd.	400	35,450
Asahi Group Holdings	8,600	377,928
ASAHI INTECC Co. Ltd.	1,700	69,531
Asahi Kasei Corp.	24,900	298,762
Asics Corp.	3,700	53,778
Astellas Pharma, Inc.	40,800	630,368
Azbil Corp.	2,200	40,984
Bandai Namco Holdings, Inc.	4,200	149,448
Bank of Kyoto Ltd.	1,500	67,665
Benesse Holdings, Inc.	1,700	47,383
Bic Camera, Inc.	3,100	41,018
Bridgestone Corp.	12,600	485,847
Brother Industries Ltd.	5,200	95,442
Calbee, Inc.	2,100	69,792
Canon, Inc.	20,300	578,213
Casio Computer Co. Ltd.	5,000	75,466
Central Japan Railway Co.	3,800	729,253
Chiba Bank Ltd.	16,000	101,222
Chiyoda Corp.	3,300	16,421
Chubu Electric Power Co., Inc.	13,500	194,679
Chugai Pharmaceutical Co. Ltd.	4,000	234,187
Chugoku Electric Power Co., Inc.	6,000	77,210
Citizen Watch Co. Ltd.	6,500	37,414
CKD Corp.	600	6,913
Coca-Cola West Co. Ltd.	1,800	47,140
COMSYS Holdings Corp.	2,300	64,010
Concordia Financial Group Ltd.	24,800	113,504
Cosmo Energy Holdings Co. Ltd.	1,400	52,049
Cosmos Pharmaceutical Corp.	200	40,892
Credit Saison Co. Ltd.	2,600	41,288
CyberAgent, Inc.	2,000	85,106
Dai Nippon Printing Co. Ltd.	5,600	125,650
Dai-ichi Mutual Life Insurance Co.	22,500	422,220
Daicel Chemical Industries Ltd.	6,900	73,076
Daido Steel Co. Ltd.	700	28,847
Daifuku Co. Ltd.	2,400	103,372
Daiichi Sankyo Kabushiki Kaisha	12,200	466,323
Daiichikosho Co. Ltd.	700	32,259
Daikin Industries Ltd.	5,500	637,516
Dainippon Sumitomo Pharma Co. Ltd.	3,300	68,949
Daishi Hokuetsu Financial Group, Inc.	800	28,785
Daito Trust Construction Co. Ltd.	1,500	198,077
Daiwa House Industry Co. Ltd.	12,600	380,449
Daiwa House REIT Investment Corp.	22	48,159
Daiwa Office Investment Corp.	5	30,531
Daiwa Securities Group, Inc.	32,500	186,378
DeNA Co. Ltd.	2,000	33,268
Denki Kagaku Kogyo KK	2,000	65,045
DENSO Corp.	9,900	441,597
Dentsu, Inc.	4,700	217,985
Dic Corp.	1,900	56,157
Disco Corp.	600	95,555
Dmg Mori Co. Ltd.	2,200	31,878
Don Quijote Holdings Co. Ltd.	2,500	149,776
Dowa Holdings Co. Ltd.	1,300	37,834
East Japan Railway Co.	7,200	628,832
Ebara Corp.	2,000	58,253
Eisai Co. Ltd.	5,600	466,370
Electric Power Development Co. Ltd.	3,400	92,657
Ezaki Glico Co. Ltd.	1,100	54,788
FamilyMart Co. Ltd.	1,700	197,047
Fanuc Corp.	3,600	626,281
Fast Retailing Co. Ltd.	1,200	604,206
Frontier Real Estate Investment Corp.	7	26,831
Fuji Corp.	1,600	22,404
Fuji Electric Co. Ltd.	2,600	79,366
Fuji Oil Holdings, Inc.	1,000	28,847
Fuji Seal International, Inc.	700	21,248
Fujifilm Holdings Corp.	8,500	367,628
Fujikura Ltd.	5,500	23,726
Fujitsu Ltd.	3,700	225,102
Fukuoka Financial Group, Inc.	3,400	83,540
Fukuyama Transporting Co. Ltd.	600	23,211
Furukawa Electric Co. Ltd.	1,200	32,385
Fuyo General Lease Co. Ltd.	400	22,227
Glory Ltd.	1,400	32,657
GLP J-REIT	51	50,487
GS Yuasa Corp.	1,200	24,633
Gunma Bank Ltd.	7,800	35,393
H2O Retailing Corp.	1,600	24,858
Hakuhodo DY Holdings, Inc.	5,700	95,274
Hamamatsu Photonics K.K.	2,900	97,151
Hankyu Hanshin Holdings, Inc.	4,700	154,952
Hanwa Co. Ltd.	800	26,268
Harmonic Drive Systems, Inc.	500	15,221
Haseko Corp.	6,200	78,564
Hikari Tsushin, Inc.	400	69,907
Hino Motors Ltd.	5,700	54,562
Hirose Electric Co. Ltd.	700	66,566
Hiroshima Bank Ltd.	5,400	33,452
Hisamitsu Pharmaceutical Co., Inc.	1,700	95,972
Hitachi Chemical Co. Ltd.	1,600	25,255
Hitachi Construction Machinery Co. Ltd.	2,100	55,756
Hitachi High-Technologies Corp.	1,200	45,252
Hitachi Ltd.	18,000	550,264
Hitachi Metals Ltd.	3,200	37,776
Hokuhoku Financial Group, Inc.	2,300	28,598
Honda Motor Co. Ltd.	33,700	961,984
Horiba Ltd.	600	28,183
Hoshizaki Corp.	1,000	80,737
House Foods Group, Inc.	1,500	43,205
Hoya Corp.	7,200	409,277
Hulic Co. Ltd.	9,500	87,141
Ibiden Co. Ltd.	2,300	28,415
Idemitsu Kosan Co. Ltd.	2,100	95,848
IHI Corp.	2,900	106,089
Iida Group Holdings Co. Ltd.	3,400	61,892
Industrial & Infrastructure Fund Investment Corp.	25	25,103
INPEX Corp.	20,300	231,148
Invincible Investment Corp.	79	32,696
Isetan Mitsukoshi Holdings Ltd.	7,600	88,823
Isuzu Motors Ltd.	11,800	154,704
IT Holdings Corp.	1,800	80,720
ITO EN Ltd.	1,300	55,417
Itochu Corp.	29,500	547,106
ITOCHU Techno-Solutions Corp.	1,400	26,552
Itoham Yonekyu Holdings, Inc.	2,200	13,843
Iyo Bank Ltd.	5,800	34,491
Izumi Co. Ltd.	1,000	54,416
J. Front Retailing Co. Ltd.	5,300	69,453
JAFCO Co. Ltd.	800	30,912
Japan Airlines Co. Ltd.	7,000	249,205
Japan Airport Terminal Co. Ltd.	1,400	53,849
Japan Excellent, Inc.	26	33,734
Japan Exchange Group, Inc.	10,300	184,941
Japan Hotel REIT Investment Corp.	76	54,086
Japan Logistics Fund, Inc.	15	29,938
Japan Prime Realty Investment Corp.	17	60,717
Japan Real Estate Investment Corp.	23	118,633
Japan Retail Fund Investment Corp.	47	86,806
Japan Steel Works Ltd.	1,400	29,585
Japan Tobacco, Inc.	20,600	529,324
JFE Holdings, Inc.	10,800	202,949
JGC Corp.	5,000	96,784
Joyful Honda Co. Ltd.	1,400	20,212
JSR Corp.	4,200	62,757
JTEKT Corp.	4,200	52,255
JX Holdings, Inc.	38,200	258,117
K's Holdings Corp.	3,200	40,441
Kagome Co. Ltd.	1,500	40,014
Kajima Corp.	9,600	123,615
Kakaku.com, Inc.	2,600	47,168
Kaken Pharmaceutical Co. Ltd.	1,000	50,162
Kamigumi Co. Ltd.	2,600	53,781
Kaneka Corp.	1,400	58,563
Kansai Electric Power Co., Inc.	15,200	232,644
Kansai Paint Co. Ltd.	5,500	81,451
Kao Corp.	9,400	625,309
Kawasaki Heavy Industries Ltd.	2,800	66,356
Kawasaki Kisen Kaisha Ltd. (a)	1,700	22,653
KDDI Corp.	33,600	813,115
Keihan Electric Railway Co., Ltd.	1,900	72,070
Keihin Electric Express Railway Co. Ltd.	5,400	79,970
Keio Corp.	2,300	124,922
Keisei Electric Railway Co.	3,300	101,700
Kenedix Office Investment Corp.	7	43,364
Kewpie Corp.	2,500	57,673
Keyence Corp.	1,600	784,154
Kikkoman Corp.	3,700	202,713
Kinden Corp.	2,400	38,499
Kintetsu Group Holdings Co. Ltd.	3,500	134,311
Kirin Holdings Co. Ltd.	17,200	410,436
Kobayashi Pharmaceutical Co. Ltd.	1,100	72,141
Kobe Steel Ltd.	7,300	58,694
Koito Manufacturing Co. Ltd.	2,500	119,201
Kokuyo Co. Ltd.	2,100	33,202
Komatsu Ltd.	18,200	473,973
Konami Holdings Corp.	1,700	64,855
Konica Minolta, Inc.	9,700	96,014
Kose Corp.	600	89,706
Kubota Corp.	22,100	348,888
Kuraray Co. Ltd.	7,100	97,522
Kurita Water Industries Ltd.	2,200	54,262
Kyocera Corp.	6,700	362,623
Kyowa Exeo Corp.	1,900	51,190
Kyowa Hakko Kirin Co., Ltd.	5,300	102,644
Kyudenko Corp.	800	29,175
Kyushu Electric Power Co., Inc.	8,900	103,643
Kyushu Financial Group, Inc.	8,900	39,359
Kyushu Railway Co.	2,900	88,926
Lawson, Inc.	1,000	63,278
Leopalace21 Corp.	5,200	21,706
LINE Corp. (a)	700	22,317
Lion Corp.	5,800	108,973
LIXIL Group Corp.	5,600	88,341
M3, Inc.	7,100	114,395
Mabuchi Motor Co. Ltd.	900	32,065
Maeda Corp.	3,100	35,057
Makita Corp.	5,300	183,423
Marubeni Corp.	27,100	219,746
Marui Group Co. Ltd.	4,700	101,199
Maruichi Steel Tube Ltd.	1,600	46,227
Matsumotokiyoshi Holdings Co. Ltd.	1,900	68,534
Mazda Motor Corp.	11,500	122,488
McDonald's Holdings Co. (Japan) Ltd.	1,200	52,856
Mebuki Financial Group, Inc.	20,400	62,374
Medipal Holdings Corp.	3,800	81,601
Meiji Holdings Co. Ltd.	2,900	192,414
Minebea Mitsumi, Inc.	8,400	128,503
Miraca Holdings, Inc.	800	19,498
Misumi Group, Inc.	5,200	104,429
Mitsubishi Chemical Holdings Corp.	28,600	222,948
Mitsubishi Corp.	29,700	835,916
Mitsubishi Electric Corp.	40,500	512,707
Mitsubishi Estate Co. Ltd.	26,100	417,125
Mitsubishi Gas Chemical Co., Inc.	4,400	74,129
Mitsubishi Heavy Industries Ltd.	6,200	218,561
Mitsubishi Logistics Corp.	1,600	36,681
Mitsubishi Materials Corp.	2,500	69,212
Mitsubishi Motors Corp. of Japan	14,400	90,450
Mitsubishi Tanabe Pharma Corp.	4,200	62,087
Mitsubishi UFJ Financial Group, Inc.	265,300	1,605,726
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,900	56,125
Mitsui & Co. Ltd.	33,300	556,397
Mitsui Chemicals, Inc.	4,100	91,939
Mitsui Fudosan Co. Ltd.	18,600	418,914
Mitsui Mining & Smelting Co. Ltd.	1,300	36,832
Mitsui OSK Lines Ltd.	1,900	46,179
Miura Co. Ltd.	2,300	56,361
mixi, Inc.	500	10,927
Mizuho Financial Group, Inc.	462,900	794,968
MonotaRO Co. Ltd.	2,400	52,984
Mori Hills REIT Investment Corp.	28	34,642
Morinaga & Co. Ltd.	1,000	40,191
Morinaga Milk Industry Co. Ltd.	1,000	26,676
MS&AD Insurance Group Holdings, Inc.	9,500	285,354
Murata Manufacturing Co. Ltd.	4,000	608,499
Nabtesco Corp.	2,100	46,305
Nachi-Fujikoshi Corp.	500	20,406
Nagase & Co. Ltd.	1,900	29,872
Nagoya Railroad Co. Ltd.	3,100	74,893
Nankai Electric Railway Co. Ltd.	2,400	58,726
NEC Corp.	4,700	134,915
New Hampshire Foods Ltd.	2,000	68,972
Nexon Co. Ltd. (a)	6,500	74,082
NGK Insulators Ltd.	5,500	77,407
NGK Spark Plug Co. Ltd.	3,600	73,126
NHK Spring Co. Ltd.	3,700	31,808
Nichias Corp.	1,000	21,837
Nichirei Corp.	3,000	72,054
Nidec Corp.	5,200	667,772
Nifco, Inc.	1,700	38,735
Nihon Kohden Corp.	1,600	47,787
Nihon M&A Center, Inc.	2,600	62,376
Nihon Parkerizing Co. Ltd.	2,100	25,367
Nihon Unisys Ltd.	1,200	26,300
Nikkon Holdings Co. Ltd.	1,100	26,614
Nikon Corp.	7,700	134,231
Nintendo Co. Ltd.	2,300	718,067
Nippon Accommodations Fund, Inc.	9	41,237
Nippon Building Fund, Inc.	26	148,624
Nippon Electric Glass Co. Ltd.	1,300	32,754
Nippon Express Co. Ltd.	1,800	113,595
Nippon Gas Co. Ltd.	700	21,186
Nippon Kayaku Co. Ltd.	3,800	45,224
Nippon Light Metal Holding Co. Ltd.	7,800	16,447
Nippon Paint Holdings Co. Ltd.	3,700	115,917
Nippon Paper Industries Co. Ltd.	2,400	43,483
Nippon Prologis REIT, Inc.	34	68,582
Nippon Shinyaku Co. Ltd.	1,300	75,003
Nippon Shokubai Co. Ltd.	600	38,711
Nippon Steel & Sumitomo Metal Corp.	16,900	311,740
Nippon Suisan Kaisha Co. Ltd.	6,800	43,436
Nippon Telegraph & Telephone Corp.	26,000	1,072,204
Nippon Yusen KK	3,100	49,990
Nipro Corp.	2,300	29,312
Nishi-Nippon Financial Holdings, Inc.	2,600	24,794
Nishi-Nippon Railroad Co. Ltd.	1,600	39,576
Nissan Chemical Corp.	2,900	136,739
Nissan Motor Co. Ltd.	44,200	402,121
Nisshin Seifun Group, Inc.	5,100	101,480
Nisshinbo Holdings, Inc.	3,500	38,530
Nissin Food Holdings Co. Ltd.	1,800	116,294
Nitori Holdings Co. Ltd.	1,600	208,942
Nitto Denko Corp.	3,100	193,673
NKSJ Holdings, Inc.	7,800	321,715
NOF Corp.	1,900	53,968
NOK Corp.	2,800	40,300
Nomura Holdings, Inc.	66,300	318,370
Nomura Real Estate Holdings, Inc.	2,700	50,705
Nomura Real Estate Master Fund, Inc.	77	99,837
Nomura Research Institute Ltd.	2,600	115,212
NSK Ltd.	9,600	94,847
NTN Corp.	9,300	34,016
NTT Data Corp.	12,100	155,346
NTT DOCOMO, Inc.	23,900	592,692
Obayashi Corp.	14,000	123,595
OBIC Co. Ltd.	1,300	118,438
Odakyu Electric Railway Co. Ltd.	5,900	124,730
Oji Holdings Corp.	17,700	125,690
Okuma Corp.	700	34,951
Okumura Corp.	700	22,054
Olympus Corp.	6,100	203,324
OMRON Corp.	4,200	170,479
Ono Pharmaceutical Co. Ltd.	10,400	237,061
Open House Co. Ltd.	500	19,653
Oracle Corp. Japan	600	40,732
Oriental Land Co. Ltd.	4,300	404,524
ORIX Corp.	24,500	399,739
ORIX JREIT, Inc.	47	71,894
Osaka Gas Co. Ltd.	7,800	142,631
OSG Corp.	1,900	39,302
Otsuka Corp.	2,100	69,792
Otsuka Holdings Co. Ltd.	10,700	511,759
Panasonic Corp.	43,400	465,745
Park24 Co. Ltd.	1,700	44,762
Penta-Ocean Construction Co. Ltd.	4,800	28,757
PeptiDream, Inc. (a)	1,600	52,537
Pigeon Corp.	2,300	97,638
Pilot Corp.	600	33,181
Pola Orbis Holdings, Inc.	1,700	45,500
Rakuten, Inc.	17,200	116,341
Recruit Holdings Co. Ltd.	26,100	700,513
Relo Group, Inc.	2,400	56,706
Rengo Co. Ltd.	4,600	40,074
Resona Holdings, Inc.	41,500	218,291
Resorttrust, Inc.	2,100	32,328
Ricoh Co. Ltd.	14,100	140,750
Rinnai Corp.	700	50,995
ROHM Co. Ltd.	1,800	126,663
Rohto Pharmaceutical Co. Ltd.	2,300	72,974
Ryohin Keikaku Co. Ltd.	500	132,096
Sankyu, Inc.	1,200	56,791
Santen Pharmaceutical Co. Ltd.	8,300	123,211
Sanwa Holdings Corp.	4,600	54,017
Sapporo Breweries Ltd.	1,700	31,536
Sawai Pharmaceutical Co. Ltd.	600	30,469
SBI Holdings, Inc. Japan	3,900	102,343
Screen Holdings Co. Ltd.	1,100	59,799
SCSK Corp.	1,100	46,648
Secom Co. Ltd.	3,900	319,299
Sega Sammy Holdings, Inc.	4,100	52,797
Seibu Holdings, Inc.	5,500	99,778
Seiko Epson Corp.	6,100	98,279
Seino Holdings Co. Ltd.	3,500	48,513
Sekisui Chemical Co. Ltd.	8,900	139,848
Sekisui House Ltd.	12,300	180,527
Seria Co. Ltd.	700	23,605
Seven & i Holdings Co. Ltd.	14,800	640,840
Seven Bank Ltd.	13,300	41,609
SG Holdings Co. Ltd.	1,300	32,766
Sharp Corp.	3,300	50,625
Shikoku Electric Power Co., Inc.	4,200	52,856
Shima Seiki Manufacturing Ltd.	500	13,515
Shimadzu Corp.	5,300	134,009
Shimamura Co. Ltd.	500	42,053
SHIMANO, Inc.	1,600	218,939
SHIMIZU Corp.	14,100	114,455
Shin-Etsu Chemical Co. Ltd.	7,600	635,060
Shinsei Bank Ltd.	4,400	67,025
Shionogi & Co. Ltd.	5,800	370,874
Shiseido Co. Ltd.	7,500	473,216
Shizuoka Bank Ltd.	11,900	104,113
SHO-BOND Holdings Co. Ltd.	500	35,627
Shochiku Co. Ltd.	300	29,273
Showa Denko K.K.	2,700	117,568
Showa Shell Sekiyu K.K.	3,700	70,619
Skylark Co. Ltd.	2,400	37,393
SMC Corp.	1,300	416,493
SoftBank Corp.	17,100	1,353,274
Sohgo Security Services Co., Ltd.	1,400	62,410
Sojitz Corp.	26,900	90,464
Sony Corp.	23,500	1,271,744
Sony Financial Holdings, Inc.	3,300	76,129
Sosei Group Corp. (a)	700	5,441
Sotetsu Holdings, Inc.	1,600	48,992
Square Enix Holdings Co. Ltd.	1,700	60,943
Stanley Electric Co. Ltd.	3,000	88,935
Subaru Corp.	12,000	323,696
Sugi Holdings Co. Ltd.	700	32,073
Sumco Corp.	3,400	45,890
Sumitomo Chemical Co. Ltd.	32,600	163,306
Sumitomo Corp.	23,300	353,384
Sumitomo Electric Industries Ltd.	14,800	201,836
Sumitomo Forestry Co. Ltd.	3,100	46,128
Sumitomo Heavy Industries Ltd.	2,500	78,627
Sumitomo Metal Mining Co. Ltd.	5,300	166,876
Sumitomo Mitsui Financial Group, Inc.	26,200	1,020,100
Sumitomo Mitsui Trust Holdings, Inc.	7,300	290,055
Sumitomo Osaka Cement Co. Ltd.	700	26,007
Sumitomo Realty & Development Co. Ltd.	9,000	309,241
Sumitomo Rubber Industries Ltd.	3,800	54,726
Sundrug Co. Ltd.	1,000	36,336
Suntory Beverage & Food Ltd.	2,400	97,948
Suzuken Co. Ltd.	1,700	86,179
Suzuki Motor Corp.	8,400	418,880
Sysmex Corp.	3,100	217,702
T&D Holdings, Inc.	12,300	196,624
Tadano Ltd.	2,700	29,145
Taiheiyo Cement Corp.	2,100	61,796
Taisei Corp.	4,300	183,904
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	117,375
Taiyo Nippon Sanso Corp.	3,500	56,361
Taiyo Yuden Co. Ltd.	2,100	42,288
Takara Holdings, Inc.	4,100	57,517
Takashimaya Co. Ltd.	3,800	59,803
Takeda Pharmaceutical Co. Ltd.	14,000	580,434
TDK Corp.	2,500	215,575
TechnoPro Holdings, Inc.	600	31,373
Teijin Ltd.	3,900	67,613
Temp Holdings Co., Ltd.	3,100	59,014
Terumo Corp.	6,400	345,484
The Chugoku Bank Ltd.	3,600	32,479
The Hachijuni Bank Ltd.	8,800	37,279
The Suruga Bank Ltd.	2,600	12,282
THK Co. Ltd.	2,600	57,629
Toagosei Co. Ltd.	3,400	34,954
Tobu Railway Co. Ltd.	4,100	114,032
Toda Corp.	4,200	28,326
Toho Co. Ltd.	2,800	91,351
Toho Gas Co. Ltd.	2,000	69,127
Tohoku Electric Power Co., Inc.	9,400	118,963
Tokai Carbon Co. Ltd.	4,400	68,890
Tokai Tokyo Financial Holdings	4,100	21,184
Tokio Marine Holdings, Inc.	14,100	664,281
Tokuyama Corp.	1,400	31,306
Tokyo Century Corp.	1,100	58,980
Tokyo Electric Power Co., Inc. (a)	14,500	74,214
Tokyo Electron Ltd.	3,100	418,341
Tokyo Gas Co. Ltd.	7,500	184,447
Tokyo Ohka Kogyo Co. Ltd.	1,000	26,853
Tokyo Seimitsu Co. Ltd.	400	9,625
Tokyo Tatemono Co. Ltd.	4,400	47,323
Tokyu Corp.	11,000	181,725
Tokyu Fudosan Holdings Corp.	10,600	59,724
Topcon Corp.	1,900	27,649
Toppan Printing Co. Ltd.	6,300	89,066
Toray Industries, Inc.	30,900	219,183
Toshiba Corp. (a)	7,600	227,660
Tosoh Corp.	6,600	86,894
Toto Ltd.	3,100	110,906
Toyo Seikan Group Holdings Ltd.	3,300	67,326
Toyo Suisan Kaisha Ltd.	1,900	65,503
Toyo Tire & Rubber Co. Ltd.	2,300	38,525
Toyobo Co. Ltd.	2,100	29,848
Toyoda Gosei Co. Ltd.	1,100	23,738
Toyota Boshoku Corp.	1,300	21,741
Toyota Industries Corp.	3,900	191,829
Toyota Motor Corp.	55,200	3,233,670
Toyota Tsusho Corp.	4,500	162,399
Trend Micro, Inc.	2,200	126,645
TS tech Co. Ltd.	1,000	28,803
Tsumura & Co.	1,400	43,674
Tsuruha Holdings, Inc.	800	83,378
Ube Industries Ltd.	2,000	43,565
Ulvac, Inc.	900	29,392
Unicharm Corp.	8,300	225,972
United Urban Investment Corp.	53	80,744
Ushio, Inc.	1,700	20,596
USS Co. Ltd.	4,500	81,238
Wacoal Holdings Corp.	1,400	38,587
Welcia Holdings Co. Ltd.	1,000	51,048
West Japan Railway Co.	3,600	242,128
Yahoo! Japan Corp.	21,600	67,388
Yakult Honsha Co. Ltd.	3,100	220,065
Yamada Denki Co. Ltd.	11,600	54,692
Yamaguchi Financial Group, Inc.	4,800	50,750
Yamaha Corp.	3,400	149,411
Yamaha Motor Co. Ltd.	5,900	139,534
Yamato Holdings Co. Ltd.	7,800	213,240
Yamazaki Baking Co. Ltd.	3,500	63,154
Yaskawa Electric Corp.	5,200	150,299
Yokogawa Electric Corp.	4,600	90,317
Yokohama Rubber Co. Ltd.	2,800	54,240
Zenkoku Hosho Co. Ltd.	1,000	36,248
Zeon Corp.	3,600	34,872
Zozo, Inc.	3,300	79,521

TOTAL JAPAN		74,648,981

Korea (South) - 3.5%
AMOREPACIFIC Corp.	638	85,551
AMOREPACIFIC Group, Inc.	563	30,642
BGF Retail Co. Ltd.	159	23,481
BS Financial Group, Inc.	5,926	39,420
Bukwang Pharmaceutical Co. Ltd.	422	8,248
Cafe24 Corp. (a)	74	7,167
Celltrion Healthcare Co. Ltd.	950	53,037
Celltrion Pharm, Inc.	165	7,737
Celltrion, Inc. (a)	1,938	369,426
CHA Biotech Co. Ltd. (a)	462	7,430
Cheil Industries, Inc.	1,916	182,196
Cheil Worldwide, Inc.	888	17,667
Chong Kun Dang Pharmaceutical Corp.	136	10,334
CJ CGV Co. Ltd.	28	990
CJ CheilJedang Corp.	142	40,323
CJ Corp.	325	31,047
Com2uS Corp.	203	22,791
Cosmax, Inc.	156	15,723
Coway Co. Ltd.	1,072	66,049
Daelim Industrial Co.	471	31,372
Daewoo Engineering & Construction Co. Ltd. (a)	2,048	8,122
Daewoong Pharmaceutical Co. Ltd.	70	8,650
Db Insurance Co. Ltd.	1,060	66,703
DGB Financial Group Co. Ltd.	4,145	34,148
Dong Suh Companies, Inc.	539	8,810
Doosan Bobcat, Inc.	341	10,520
Doosan Co. Ltd.	357	37,390
Doosan Heavy Industries & Construction Co. Ltd. (a)	232	2,226
Doosan Infracore Co. Ltd. (a)	3,974	26,818
DuzonBizon Co. Ltd.	214	8,131
E-Mart Co. Ltd.	419	75,097
EO Technics Co. Ltd.	27	1,156
Fila Korea Ltd.	822	30,294
G-treeBNT Co. Ltd. (a)	97	1,883
Genexine Co. Ltd. (a)	120	7,814
Grand Korea Leisure Co. Ltd.	426	8,307
Green Cross Corp.	66	6,912
Green Cross Holdings Corp.	401	7,293
GS Engineering & Construction Corp.	1,252	45,812
GS Holdings Corp.	1,090	46,332
GS Retail Co. Ltd.	317	9,974
Hana Financial Group, Inc.	5,792	194,420
Hana Tour Service, Inc.	106	5,518
HanAll BioPharma Co. Ltd. (a)	434	9,015
Hanjin Kal Corp.	643	10,876
Hankook Tire Co. Ltd.	1,255	45,536
Hanmi Pharm Co. Ltd.	112	38,233
Hanmi Science Co. Ltd.	637	37,237
Hanon Systems	2,454	23,551
Hanssem Co. Ltd.	135	5,780
Hanwha Aerospace Co. Ltd. (a)	884	22,042
Hanwha Chemical Corp.	2,334	33,036
Hanwha Corp.	1,437	35,390
Hanwha Life Insurance Co. Ltd.	3,421	13,447
HDC Hyundai Development Co. (a)	830	32,007
HLB, Inc. (a)	582	44,173
Hotel Shilla Co.	770	48,117
HUGEL, Inc. (a)	23	5,531
Hyosung Advanced Materials Co. (a)	11	1,007
Hyosung Chemical Co. Ltd. (a)	10	1,139
Hyosung Corp.	37	1,664
Hyosung Heavy Industries Co. Ltd. (a)	33	1,225
Hyosung TNC Co. Ltd. (a)	9	1,376
Hyundai Construction Equipment Co. Ltd.	148	9,650
Hyundai Department Store Co. Ltd.	458	34,802
Hyundai Elevator Co. Ltd.	220	15,367
Hyundai Engineering & Construction Co. Ltd.	1,457	58,420
Hyundai Fire & Marine Insurance Co. Ltd.	1,084	39,712
Hyundai Glovis Co. Ltd.	333	33,271
Hyundai Greenfood Co. Ltd.	564	6,105
Hyundai Heavy Industries Co. Ltd. (a)	962	104,968
Hyundai Industrial Development & Construction Co.	92	1,355
Hyundai Merchant Marine Co. Ltd. (a)	4,077	13,507
Hyundai Mipo Dockyard Co. Ltd. (a)	115	9,474
Hyundai Mobis	1,342	223,471
Hyundai Motor Co.	2,433	227,094
Hyundai Robotics Co. Ltd. (a)	212	66,238
Hyundai Steel Co.	1,807	66,119
Hyundai Wia Corp.	73	1,894
Industrial Bank of Korea	4,579	59,595
ING Life Insurance Korea Ltd. (b)	312	8,381
JB Financial Group Co. Ltd.	4,677	22,504
Kakao Corp.	823	66,071
Kangwon Land, Inc.	2,081	52,344
KB Financial Group, Inc.	8,018	333,479
KCC Corp.	118	25,544
KEPCO Plant Service & Engineering Co. Ltd.	71	1,711
Kia Motors Corp.	5,321	132,442
Kiwoom Securities Co. Ltd.	283	18,726
Koh Young Technology, Inc.	112	8,854
Kolmar Korea Co. Ltd.	161	7,648
Kolon Industries, Inc.	188	8,271
Komipharm International Co. Ltd. (a)	488	9,110
Korea Aerospace Industries Ltd. (a)	1,340	33,999
Korea Electric Power Corp.	6,201	147,932
Korea Express Co. Ltd. (a)	198	27,505
Korea Gas Corp. (a)	828	37,808
Korea Investment Holdings Co. Ltd.	798	41,474
Korea Petro Chemical Industries Co. Ltd.	48	6,563
Korea Zinc Co. Ltd.	271	90,017
Korean Air Lines Co. Ltd.	1,779	42,799
Korean Reinsurance Co.	1,263	10,726
KT&G Corp.	2,460	218,834
Kumho Petro Chemical Co. Ltd.	285	21,506
LG Chemical Ltd.	801	243,599
LG Corp.	2,650	153,983
LG Display Co. Ltd.	4,707	68,595
LG Electronics, Inc.	2,145	119,000
LG Household & Health Care Ltd.	166	151,888
LG Innotek Co. Ltd.	244	26,517
LG International Corp.	404	5,541
LG Telecom Ltd.	5,690	80,538
Lotte Chemical Corp.	321	73,850
Lotte Confectionery Co. Ltd. (a)	235	9,793
Lotte Fine Chemical Co. Ltd.	192	6,857
Lotte Shopping Co. Ltd.	280	47,485
LS Cable Ltd.	505	22,351
LS Industrial Systems Ltd.	163	7,021
Mando Corp.	315	8,434
Medipost Co. Ltd. (a)	81	5,551
Medy-Tox, Inc.	68	27,796
Meritz Fire & Marine Insurance Co. Ltd.	1,490	23,767
Meritz Securities Co. Ltd.	4,710	16,388
Mirae Asset Daewoo Co. Ltd.	8,691	48,977
Naturecell Co. Ltd. (a)	299	3,774
NAVER Corp.	2,762	277,168
NCSOFT Corp.	338	127,231
Netmarble Corp. (b)	802	78,724
NHN Entertainment Corp. (a)	26	1,045
Nong Shim Co. Ltd.	43	8,216
Oci Co. Ltd.	303	22,625
Orion Corp./Republic of Korea	360	30,005
Ottogi Corp.	50	28,878
Paradise Co. Ltd.	526	8,252
Pearl Abyss Corp. (a)	128	23,065
Poongsan Corp.	57	1,206
POSCO	1,532	350,218
POSCO Chemtech Co. Ltd.	355	20,255
Posco Daewoo Corp.	1,050	16,380
S-Oil Corp.	835	90,745
S1 Corp.	395	33,407
Samsung Biologics Co. Ltd. (a)(b)	320	108,677
Samsung Card Co. Ltd.	361	10,646
Samsung Electro-Mechanics Co. Ltd.	1,148	118,724
Samsung Electronics Co. Ltd.	103,693	3,853,272
Samsung Engineering Co. Ltd. (a)	2,028	32,437
Samsung Fire & Marine Insurance Co. Ltd.	788	192,338
Samsung Heavy Industries Co. Ltd. (a)	5,094	31,073
Samsung Life Insurance Co. Ltd.	1,772	142,878
Samsung SDI Co. Ltd.	1,054	217,543
Samsung SDS Co. Ltd.	771	130,077
Samsung Securities Co. Ltd.	2,065	48,413
Seegene, Inc. (a)	66	1,064
Seoul Semiconductor Co. Ltd.	913	16,364
Shinhan Financial Group Co. Ltd.	9,141	340,032
Shinsegae Co. Ltd.	131	29,679
SillaJen, Inc. (a)	846	51,086
SK C&C Co. Ltd.	682	156,304
SK Chemicals Co. Ltd./New (a)	23	1,218
SK Energy Co. Ltd.	1,190	222,669
SK Hynix, Inc.	10,946	654,266
SK Materials Co., Ltd.	77	12,566
SK Networks Co. Ltd.	1,507	5,620
SK Telecom Co. Ltd.	996	233,723
SKC Co. Ltd.	449	13,045
Studio Dragon Corp.	79	6,370
STX Pan Ocean Co. Ltd. (Korea) (a)	2,228	9,314
ViroMed Co. Ltd. (a)	305	49,800
WONIK IPS Co. Ltd.	122	2,032
Woori Bank	6,782	93,617
Woori Investment & Securities Co. Ltd.	3,136	33,394
Young Poong Corp.	2	1,152
Yuhan Corp.	234	34,351
YUNGJIN Pharmaceutical Co. Ltd. (a)	994	4,809

TOTAL KOREA (SOUTH)		13,586,311

Luxembourg - 0.2%
Aperam	992	33,820
ArcelorMittal SA (Netherlands)	11,820	295,070
B&M European Value Retail S.A.	13,689	72,929
Eurofins Scientific SA	184	93,033
Millicom International Cellular SA (depository receipt)	1,175	66,382
PLAY Communications SA (b)	517	2,223
SES SA (France) (depositary receipt)	7,231	155,409
Subsea 7 SA	5,446	68,771
Tenaris SA	8,795	129,468

TOTAL LUXEMBOURG		917,105

Malaysia - 0.5%
AirAsia Group BHD	56,700	35,637
AMMB Holdings Bhd	16,800	15,256
Astro Malaysia Holdings Bhd (b)	21,600	6,969
Axiata Group Bhd	54,700	44,576
British American Tobacco (Malaysia) Bhd	2,700	20,067
Bumiputra-Commerce Holdings Bhd	92,348	126,235
Bursa Malaysia Bhd	7,100	12,420
Dialog Group Bhd	63,700	51,605
DiGi.com Bhd	38,600	39,758
Gamuda Bhd	28,200	16,107
Genting Bhd	42,300	74,198
Genting Malaysia Bhd	65,000	69,745
Hartalega Holdings Bhd	21,600	32,314
Hong Leong Bank Bhd	10,500	51,942
IHH Healthcare Bhd (b)	55,600	66,436
IJM Corp. Bhd	24,500	9,544
IOI Corp. Bhd	55,200	59,362
IOI Properties Group Bhd	22,800	7,138
Kuala Lumpur Kepong Bhd	8,500	50,620
Lotte Chemical Titan Holding BHD	8,800	9,043
Malayan Banking Bhd	81,372	184,543
Malaysia Airports Holdings Bhd	13,000	25,786
Maxis Bhd	25,000	31,246
MISC Bhd	28,200	41,109
My E.G.Services Bhd	22,900	6,567
Nestle (Malaysia) BHD	700	24,055
Petronas Chemicals Group Bhd	34,500	77,088
Petronas Dagangan Bhd	4,000	24,854
Petronas Gas Bhd	7,100	31,016
PPB Group Bhd	11,400	45,660
Press Metal Bhd	44,600	51,587
Public Bank Bhd	44,600	262,196
RHB Capital Bhd	24,900	31,121
Sime Darby Bhd	255,300	134,224
Sime Darby Plantation Bhd	56,500	71,022
Sime Darby Property Bhd	33,700	7,852
Telekom Malaysia Bhd	31,500	17,916
Tenaga Nasional Bhd	51,200	179,864
Top Glove Corp. Bhd	24,600	34,920
YTL Corp. Bhd	111,700	28,295

TOTAL MALAYSIA		2,109,893

Malta - 0.0%
Kindred Group PLC (depositary receipt)	4,463	47,609
Mauritius - 0.0%
Golden Agri-Resources Ltd.	127,300	23,435
Mexico - 0.6%
Alfa SA de CV Series A	64,800	68,299
America Movil S.A.B. de CV Series L	441,600	319,788
Banco Santander Mexico SA	33,065	41,231
CEMEX S.A.B. de CV unit (a)	281,000	140,270
Coca-Cola FEMSA S.A.B. de CV Series L	9,800	55,896
Embotelladoras Arca S.A.B. de CV	6,700	33,693
Fibra Uno Administracion SA de CV	51,400	55,238
Fomento Economico Mexicano S.A.B. de CV unit	40,000	340,054
Gruma S.A.B. de CV Series B	3,840	40,076
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	7,000	57,910
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,885	64,575
Grupo Aeroportuario Norte S.A.B. de CV	5,600	29,302
Grupo Bimbo S.A.B. de CV Series A	22,200	41,584
Grupo Carso SA de CV Series A1	7,200	21,189
Grupo Elektra SA de CV	1,210	51,213
Grupo Financiero Banorte S.A.B. de CV Series O	45,400	249,783
Grupo Financiero Inbursa S.A.B. de CV Series O	29,500	38,238
Grupo Mexico SA de CV Series B	63,300	146,056
Grupo Televisa SA de CV	46,800	134,917
Industrias Penoles SA de CV	1,250	17,618
Infraestructura Energetica Nova S.A.B. de CV	10,000	39,201
Mexichem S.A.B. de CV	19,000	50,191
Promotora y Operadora de Infraestructura S.A.B. de CV	2,240	20,385
Wal-Mart de Mexico SA de CV Series V	89,900	229,604

TOTAL MEXICO		2,286,311

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	54,000	74,369
Netherlands - 2.9%
Aalberts Industries NV	2,073	76,192
ABN AMRO Group NV GDR	3,842	94,431
AEGON NV	25,876	159,086
AerCap Holdings NV (a)	3,270	163,762
Airbus Group NV	11,228	1,240,854
Akzo Nobel NV	4,703	395,679
Altice Europe NV Class A	8,831	21,075
ASML Holding NV (Netherlands)	8,189	1,410,507
Cimpress NV (a)	617	77,119
CNH Industrial NV	18,590	193,420
Euronext NV (b)	1,399	86,280
EXOR NV	1,767	100,150
Ferrari NV	2,333	273,496
Fiat Chrysler Automobiles NV	20,249	308,476
Gemalto NV (a)	1,412	80,541
Heineken Holding NV	2,143	185,686
Heineken NV (Bearer)	3,887	350,448
ING Groep NV (Certificaten Van Aandelen)	71,930	851,004
Interxion Holding N.V. (a)	1,598	94,074
Koninklijke Ahold Delhaize NV	23,888	547,358
Koninklijke DSM NV	3,440	301,497
Koninklijke KPN NV	84,053	221,776
Koninklijke Philips Electronics NV	17,674	659,167
NN Group NV	5,504	236,896
NXP Semiconductors NV	5,754	431,492
QIAGEN NV (Germany) (a)	4,379	159,063
Randstad NV	2,459	124,080
RHI Magnesita NV	371	17,963
STMicroelectronics NV (Italy)	12,660	192,359
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,835	333,128
Unilever NV (Certificaten Van Aandelen) (Bearer)	31,945	1,716,565
Wolters Kluwer NV	5,604	318,384
X5 Retail Group NV GDR (Reg. S)	1,728	40,608
Yandex NV Series A (a)	4,541	136,820

TOTAL NETHERLANDS		11,599,436

New Zealand - 0.2%
Auckland International Airport Ltd.	16,745	76,379
Contact Energy Ltd.	12,724	46,414
Fisher & Paykel Healthcare Corp.	10,576	93,859
Fletcher Building Ltd.	14,056	55,400
Kiwi Property Group Ltd.	27,988	24,017
Mercury Nz Ltd.	13,461	29,866
Meridian Energy Ltd.	23,101	47,259
Ryman Healthcare Group Ltd.	7,930	62,614
SKYCITY Entertainment Group Ltd.	12,578	31,436
Spark New Zealand Ltd.	35,877	92,476
The a2 Milk Co. Ltd. (a)	13,909	94,575
Trade Maine Group Ltd.	8,433	26,689
Z Energy Ltd.	6,464	25,730

TOTAL NEW ZEALAND		706,714

Norway - 0.6%
Aker ASA (A Shares)	512	38,932
Aker Bp ASA	1,634	53,886
DNB ASA	17,123	309,867
Entra ASA (b)	1,906	25,821
Equinor ASA	19,389	504,402
Gjensidige Forsikring ASA	3,658	56,672
Leroy Seafood Group ASA	3,607	33,238
Marine Harvest ASA	7,067	171,020
Norsk Hydro ASA	25,926	134,585
Norwegian Finans Holding ASA (a)	2,051	18,333
Orkla ASA	15,443	133,256
Salmar ASA	1,074	56,695
Schibsted ASA:
(A Shares)	1,721	59,634
(B Shares)	1,013	32,085
SpareBank 1 SR-Bank ASA (primary capital certificate)	2,608	29,020
Sparebanken Midt-Norge	2,825	28,820
Storebrand ASA (A Shares)	9,547	79,458
Telenor ASA	12,982	238,163
TGS Nopec Geophysical Co. ASA	2,102	70,542
Tomra Systems ASA	2,218	54,991
Veidekke ASA	1,381	14,416
XXL ASA (b)	495	2,548
Yara International ASA	3,346	143,965

TOTAL NORWAY		2,290,349

Pakistan - 0.0%
Engro Corp. Ltd.	3,300	8,345
Habib Bank Ltd.	5,800	6,382
Lucky Cement Ltd.	1,800	6,757
Pakistan Oilfields Ltd.	5,820	23,938
Pakistan Petroleum Ltd.	18,630	26,288
Pakistan State Oil Co. Ltd.	3,120	6,607
United Bank Ltd.	9,400	10,643

TOTAL PAKISTAN		88,960

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	22,021	121,167
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	36,040	31,699
Alliance Global Group, Inc. (a)	76,900	16,348
Ayala Corp.	6,750	116,212
Ayala Land, Inc.	139,300	103,360
Bank of the Philippine Islands (BPI)	24,710	37,987
BDO Unibank, Inc.	33,030	75,657
DMCI Holdings, Inc.	50,800	12,206
GT Capital Holdings, Inc.	790	11,236
International Container Terminal Services, Inc.	32,940	55,787
JG Summit Holdings, Inc.	63,410	56,128
Jollibee Food Corp.	12,410	64,097
Manila Electric Co.	5,380	37,030
Megaworld Corp.	127,000	10,481
Metro Pacific Investments Corp.	291,400	26,175
Metropolitan Bank & Trust Co.	43,350	53,177
Philippine Long Distance Telephone Co.	2,840	73,385
Security Bank Corp.	12,200	32,967
SM Investments Corp.	12,970	218,444
SM Prime Holdings, Inc.	288,400	182,419
Universal Robina Corp.	17,600	42,817

TOTAL PHILIPPINES		1,257,612

Poland - 0.3%
Alior Bank SA (a)	1,961	29,514
Bank Millennium SA (a)	12,323	28,358
Bank Polska Kasa Opieki SA	2,588	70,616
Bank Zachodni WBK SA	606	53,759
BRE Bank SA	183	17,837
CD Projekt RED SA (a)	1,266	52,228
Cyfrowy Polsat SA (a)	4,549	26,200
Grupa Lotos SA	1,195	21,576
ING Bank Slaski SA	683	29,013
Jastrzebska Spolka Weglowa SA (a)	538	10,375
KGHM Polska Miedz SA (Bearer) (a)	2,661	60,250
LPP SA	29	59,328
NG2 SA	363	15,798
Polish Oil & Gas Co. SA	34,192	55,781
Polska Grupa Energetyczna SA (a)	15,826	43,348
Polski Koncern Naftowy Orlen SA	5,838	140,338
Powszechna Kasa Oszczednosci Bank SA	16,446	171,140
Powszechny Zaklad Ubezpieczen SA	9,652	98,554

TOTAL POLAND		984,013

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	208,830	56,342
Energias de Portugal SA	44,855	157,699
Galp Energia SGPS SA Class B	7,971	138,992
Jeronimo Martins SGPS SA	4,989	61,368
NOS SGPS SA	4,969	27,916
Portucel Industrial Empresa Produtora de Celulosa SA	3,625	18,066
Sonae SGPS SA	11,097	11,117

TOTAL PORTUGAL		471,500

Qatar - 0.3%
Barwa Real Estate Co. (a)	2,208	22,674
Doha Bank (a)	2,236	13,492
Industries Qatar QSC (a)	3,772	145,027
Masraf al Rayan (a)	12,108	126,334
Qatar Electricity & Water Co. (a)	815	42,055
Qatar Islamic Bank (a)	3,844	161,530
Qatar National Bank SAQ	8,609	461,070
Qatar Navigation QPSC (a)	1,663	32,452
Qatar Telecom (Qtel) Q.S.C. (a)	1,884	35,641

TOTAL QATAR		1,040,275

Russia - 0.7%
Alrosa Co. Ltd.	46,400	70,367
Gazprom OAO	224,590	530,060
Lukoil PJSC	7,966	597,990
Magnit OJSC	1,131	61,637
MMC Norilsk Nickel PJSC	1,252	209,067
Moscow Exchange MICEX-RTS OAO	21,820	29,116
NOVATEK OAO	12,190	194,266
Novolipetsk Steel OJSC	1,450	3,531
Novolipetsk Steel OJSC GDR (Reg. S)	1,613	38,970
Sberbank of Russia	184,400	530,018
Severstal PAO	3,140	49,097
Surgutneftegas OJSC	139,300	56,186
Tatneft PAO	27,860	331,746
VTB Bank OJSC (a)	105,000,000	58,307

TOTAL RUSSIA		2,760,358

Singapore - 0.9%
Ascendas Real Estate Investment Trust	47,000	85,507
CapitaCommercial Trust (REIT)	43,100	53,830
CapitaLand Ltd.	50,300	114,025
CapitaMall Trust	54,000	82,258
City Developments Ltd.	12,500	71,382
ComfortDelgro Corp. Ltd.	41,700	67,736
DBS Group Holdings Ltd.	32,800	555,527
Flextronics International Ltd. (a)	11,169	87,788
Hutchison Port Holdings Trust	98,200	24,059
Jardine Cycle & Carriage Ltd.	1,500	32,780
K-REIT Asia	40,400	32,958
Keppel Corp. Ltd.	28,500	127,567
Mapletree Commercial Trust	27,900	32,429
Mapletree Greater China Commercial Trust	34,100	27,819
Mapletree Industrial (REIT)	18,000	24,041
Mapletree Logistics Trust (REIT)	32,000	27,954
Oversea-Chinese Banking Corp. Ltd.	69,527	539,090
Sembcorp Industries Ltd.	18,500	37,664
Sembcorp Marine Ltd.	19,900	22,987
Singapore Airlines Ltd.	10,100	69,125
Singapore Airport Terminal Service Ltd.	12,500	44,941
Singapore Exchange Ltd.	14,900	73,578
Singapore Press Holdings Ltd.	25,200	48,211
Singapore Technologies Engineering Ltd.	29,900	76,631
Singapore Telecommunications Ltd.	148,900	339,692
Suntec (REIT)	45,300	57,886
United Overseas Bank Ltd.	26,500	466,426
UOL Group Ltd.	11,900	51,805
Venture Corp. Ltd.	5,100	56,407
Wilmar International Ltd.	69,900	159,466
Yangzijiang Shipbuilding Holdings Ltd.	42,700	38,225

TOTAL SINGAPORE		3,529,794

South Africa - 1.2%
AngloGold Ashanti Ltd.	7,744	74,965
Aspen Pharmacare Holdings Ltd.	6,300	66,619
AVI Ltd.	5,990	40,603
Barclays Africa Group Ltd.	5,996	60,604
Barloworld Ltd.	3,379	27,486
Bidcorp Ltd.	4,786	89,764
Bidvest Group Ltd.	5,507	68,600
Capitec Bank Holdings Ltd.	1,097	73,667
Clicks Group Ltd.	4,125	52,567
Discovery Ltd.	6,793	72,721
Exxaro Resources Ltd.	4,424	45,252
FirstRand Ltd.	61,307	267,253
Foschini Ltd.	3,619	39,550
Gold Fields Ltd.	13,037	34,467
Growthpoint Properties Ltd.	43,892	67,389
Hyprop Investments Ltd.	2,175	13,309
Impala Platinum Holdings Ltd. (a)	7,968	14,691
Imperial Holdings Ltd.	2,789	30,799
Investec Ltd.	4,009	24,939
Life Healthcare Group Holdings Ltd.	21,326	35,417
Mondi Ltd.	2,234	53,437
Mr Price Group Ltd.	5,017	78,548
MTN Group Ltd.	29,175	169,087
Naspers Ltd. Class N	8,170	1,435,838
Nedbank Group Ltd.	6,707	113,168
Netcare Ltd.	29,934	50,382
Old Mutual Ltd.	92,323	139,249
Pick 'n Pay Stores Ltd.	4,913	22,689
Rand Merchant Insurance Holdings Ltd.	11,837	27,553
Redefine Properties Ltd.	103,197	67,084
Remgro Ltd.	9,695	124,982
Resilient Property Income Fund Ltd.	7,176	29,098
RMB Holdings Ltd.	14,474	73,054
Sanlam Ltd.	30,144	151,737
Sappi Ltd.	8,884	49,947
Sasol Ltd.	9,397	307,094
Shoprite Holdings Ltd.	7,267	88,815
Spar Group Ltd.	4,000	47,675
Standard Bank Group Ltd.	24,334	269,410
Tiger Brands Ltd.	3,626	64,785
Truworths International Ltd.	7,773	42,636
Vodacom Group Ltd.	9,550	80,530
Woolworths Holdings Ltd.	11,940	41,220

TOTAL SOUTH AFRICA		4,728,680

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	3,686	138,233
Aena Sme SA	1,358	217,108
Amadeus IT Holding SA Class A	8,160	657,876
Banco Bilbao Vizcaya Argentaria SA	122,937	678,501
Banco de Sabadell SA	102,331	135,030
Banco Santander SA	273,515	1,301,373
Banco Santander SA rights (a)	227,251	8,829
Bankia SA	19,546	61,524
Bankinter SA	12,055	98,910
CaixaBank SA	66,555	269,329
Cellnex Telecom Sau (b)	3,272	81,570
EDP Renovaveis SA	4,037	36,306
Enagas SA	4,215	111,905
Endesa SA	5,675	118,786
Ferrovial SA	9,853	197,532
Gas Natural SDG SA	6,558	161,334
Grifols SA	6,043	172,416
Grifols SA ADR	4,653	95,014
Iberdrola SA	109,719	777,453
Inditex SA	20,904	590,266
Inmobiliaria Colonial SA	6,674	67,089
International Consolidated Airlines Group SA	2,604	20,115
International Consolidated Airlines Group SA CDI	39,017	300,925
MAPFRE SA (Reg.)	16,696	50,000
Merlin Properties Socimi SA	9,494	119,147
Red Electrica Corporacion SA	7,857	162,691
Repsol SA	20,806	371,779
Siemens Gamesa Renewable Energy SA (a)	4,421	49,033
Telefonica SA	80,012	656,343

TOTAL SPAIN		7,706,417

Sweden - 2.0%
AarhusKarlshamn AB	3,499	52,765
Alfa Laval AB	5,314	135,708
ASSA ABLOY AB (B Shares)	18,265	363,305
Atlas Copco AB:
(A Shares)	11,828	292,884
(B Shares)	7,402	169,658
Axfood AB	1,935	34,519
Billerud AB	2,807	33,281
Boliden AB	5,244	119,852
Castellum AB	4,966	85,660
Com Hem Holding AB	3,063	47,797
Dometic Group AB (b)	6,106	42,703
Electrolux AB (B Shares)	4,660	96,855
Elekta AB (B Shares)	7,369	93,450
Epiroc AB:
Class A (a)	12,941	113,640
Class B (a)	6,312	52,028
Essity AB Class B	11,210	255,899
Fabege AB	5,688	72,661
Fastighets AB Balder (a)	1,952	49,018
Getinge AB (B Shares)	4,943	48,560
H&M Hennes & Mauritz AB (B Shares)	17,514	309,346
Hemfosa Fastigheter AB	2,512	31,046
Hexagon AB (B Shares)	4,754	233,047
HEXPOL AB (B Shares)	5,403	50,008
Holmen AB (B Shares)	1,943	44,524
Husqvarna AB (B Shares)	7,847	59,270
ICA Gruppen AB	1,473	52,136
Industrivarden AB:
(A Shares)	4,076	87,033
(C Shares)	2,662	55,328
Indutrade AB	1,663	39,907
Intrum Justitia AB	1,336	34,075
Investor AB (B Shares)	8,196	355,294
Kinnevik AB (B Shares)	4,437	123,105
Loomis AB (B Shares)	1,124	34,760
Lundbergfoeretagen AB	1,087	33,544
Lundin Petroleum AB	4,041	123,379
Modern Times Group MTG AB (B Shares)	996	36,809
Nibe Industrier AB (B Shares)	8,255	86,220
Saab AB (B Shares)	1,350	52,902
Sandvik AB	20,492	324,472
Securitas AB (B Shares)	5,975	102,476
Skandinaviska Enskilda Banken AB (A Shares)	31,919	330,521
Skanska AB (B Shares)	7,660	120,578
SKF AB (B Shares)	7,282	116,975
SSAB Svenskt Stal AB (B Shares)	9,380	30,432
Svenska Cellulosa AB (SCA) (B Shares)	60,443	572,122
Svenska Handelsbanken AB (A Shares)	27,935	303,649
Swedbank AB (A Shares)	19,264	433,859
Swedish Match Co. AB	3,523	179,516
Swedish Orphan Biovitrum AB (a)	3,367	68,730
Tele2 AB (B Shares)	6,718	76,348
Telefonaktiebolaget LM Ericsson (B Shares)	56,763	494,222
TeliaSonera AB	50,985	229,877
Trelleborg AB (B Shares)	4,962	89,630
Volvo AB:
(A Shares)	4,293	64,363
(B Shares)	31,226	466,796
Wallenstam AB (B Shares)	3,562	32,093

TOTAL SWEDEN		8,038,635

Switzerland - 5.5%
ABB Ltd. (Reg.)	37,357	751,680
Adecco SA (Reg.)	3,288	161,078
Baloise Holdings AG	934	133,727
Clariant AG (Reg.)	5,555	119,743
Coca-Cola HBC AG	3,817	112,702
Compagnie Financiere Richemont SA Series A	9,732	711,318
Credit Suisse Group AG	37,964	496,329
Geberit AG (Reg.)	681	266,612
Givaudan SA	144	349,438
Julius Baer Group Ltd.	4,274	194,915
Kuehne & Nagel International AG	1,069	148,704
Lafargeholcim Ltd. (Reg.)	8,985	416,175
Lindt & Spruengli AG	2	159,658
Lindt & Spruengli AG (participation certificate)	19	131,113
Logitech International SA (Reg.)	3,332	123,302
Lonza Group AG	1,151	361,934
Nestle SA (Reg. S)	57,649	4,866,911
Novartis AG	49,392	4,325,374
Partners Group Holding AG	345	245,780
Roche Holding AG:
(Bearer)	690	167,987
(participation certificate)	12,932	3,147,163
Schindler Holding AG (participation certificate)	739	155,849
SGS SA (Reg.)	101	239,877
Sika AG	2,425	311,086
Sonova Holding AG Class B	1,037	169,427
Straumann Holding AG	203	138,572
Swatch Group AG (Bearer)	555	187,801
Swatch Group AG (Bearer) (Reg.)	1,626	108,572
Swiss Life Holding AG	581	219,328
Swiss Prime Site AG	1,384	112,407
Swiss Re Ltd.	6,021	543,782
Swisscom AG	478	218,983
Temenos Group AG	1,131	155,531
UBS Group AG	71,110	994,827
Zurich Insurance Group AG	2,723	845,441

TOTAL SWITZERLAND		21,793,126

Taiwan - 2.6%
Accton Technology Corp.	8,000	22,015
Acer, Inc.	45,000	31,540
Advantech Co. Ltd.	7,000	48,158
ASE Industrial Holding Co. Ltd.	59,000	118,913
Asia Cement Corp.	50,000	52,890
Asia Optical Co., Inc.	1,000	1,789
ASUSTeK Computer, Inc.	13,000	96,155
AU Optronics Corp.	140,000	54,668
Catcher Technology Co. Ltd.	15,000	150,918
Cathay Financial Holding Co. Ltd.	161,000	254,809
Chang Hwa Commercial Bank	123,720	70,131
Cheng Shin Rubber Industry Co. Ltd.	44,000	61,892
Chicony Electronics Co. Ltd.	7,000	13,995
China Airlines Ltd.	94,000	27,811
China Development Finance Holding Corp.	306,000	98,144
China Life Insurance Co. Ltd.	84,120	79,880
China Petrochemical Development Corp. (a)	24,000	8,760
China Steel Corp.	235,000	185,204
China Synthetic Rubber Corp.	2,658	2,970
Chinatrust Financial Holding Co. Ltd.	381,000	254,119
Chipbond Technology Corp.	17,000	31,188
Chroma ATE, Inc.	6,000	21,027
Chunghwa Telecom Co. Ltd.	96,000	338,895
Compal Electronics, Inc.	90,000	49,563
Compeq Manufacturing Co. Ltd.	11,000	7,035
CTCI Corp.	18,000	25,378
Delta Electronics, Inc.	37,000	155,359
E Ink Holdings, Inc.	8,000	6,305
E.SUN Financial Holdings Co. Ltd.	203,000	134,413
ECLAT Textile Co. Ltd.	4,000	47,480
Elite Material Co. Ltd.	4,000	7,997
eMemory Technology, Inc.	1,000	7,397
EPISTAR Corp.	29,000	26,180
EVA Airways Corp.	33,600	15,356
Evergreen Marine Corp. (Taiwan)	69,750	25,683
Evergreen Marine Corp. (Taiwan) rights 11/18/18 (a)	3,973	90
Far Eastern Textile Ltd.	79,000	79,228
Far EasTone Telecommunications Co. Ltd.	37,000	88,077
Feng Tay Enterprise Co. Ltd.	6,000	36,046
First Financial Holding Co. Ltd.	194,420	122,766
FLEXium Interconnect, Inc.	4,000	10,039
Formosa Chemicals & Fibre Corp.	68,000	245,991
Formosa Petrochemical Corp.	35,000	137,918
Formosa Plastics Corp.	92,000	300,124
Foxconn Technology Co. Ltd.	23,000	48,733
Fubon Financial Holding Co. Ltd.	139,000	217,521
Genius Electronic Optical Co. Ltd.	1,000	6,460
Giant Manufacturing Co. Ltd.	3,000	11,434
Giga-Byte Technology Co. Ltd.	6,000	7,839
Global Unichip Corp.	1,000	6,783
Grand Pacific Petrochemical Corp.	8,000	5,388
Grape King Bio Ltd.	1,000	6,298
Great Wall Enterprise Co. Ltd.	7,490	7,282
HannStar Display Corp.	10,000	2,196
Highwealth Construction Corp.	11,000	16,112
HIWIN Technologies Corp.	3,000	19,380
Hon Hai Precision Industry Co. Ltd. (Foxconn)	219,800	559,430
Hota Industrial Manufacturing Co. Ltd.	3,000	12,548
Hotai Motor Co. Ltd.	6,000	41,375
HTC Corp. (a)	10,000	10,853
Hua Nan Financial Holdings Co. Ltd.	169,890	95,754
Innolux Corp.	176,000	53,265
Inventec Corp.	50,000	40,293
King Slide Works Co. Ltd.	1,000	10,384
King Yuan Electronics Co. Ltd.	4,000	2,332
Largan Precision Co. Ltd.	2,000	216,405
Lee Chang Yung Chemical Industry Corp.	6,000	10,058
Lien Hwa Industrial Corp.	9,900	9,737
Lite-On Technology Corp.	45,000	51,598
Macronix International Co. Ltd.	37,340	20,684
Makalot Industrial Co. Ltd.	4,000	21,447
MediaTek, Inc.	30,000	220,442
Mega Financial Holding Co. Ltd.	210,000	177,371
Merida Industry Co. Ltd.	3,000	10,513
Merry Electronics Co. Ltd.	4,000	17,248
Micro-Star International Co. Ltd.	15,000	33,091
Nan Ya Plastics Corp.	98,000	243,413
Nanya Technology Corp.	7,000	11,621
Novatek Microelectronics Corp.	9,000	39,680
OBI Pharma, Inc. (a)	1,000	3,908
Pegatron Corp.	43,000	78,193
Phison Electronics Corp.	4,000	26,227
Pou Chen Corp.	58,000	58,730
Powertech Technology, Inc.	8,000	17,467
President Chain Store Corp.	11,000	123,997
Primax Electronics Ltd.	2,000	2,687
Qisda Corp.	52,000	29,476
Quanta Computer, Inc.	43,000	67,846
Radiant Opto-Electronics Corp.	9,000	23,517
Realtek Semiconductor Corp.	7,000	28,036
Ruentex Development Co. Ltd.	7,800	10,783
Ruentex Industries Ltd.	3,600	9,011
Shin Kong Financial Holding Co. Ltd.	202,843	66,499
Simplo Technology Co. Ltd.	2,000	11,595
Sino-American Silicon Products, Inc.	11,000	20,465
Sinopac Holdings Co.	245,180	83,151
St.Shine Optical Co. Ltd.	1,000	17,765
Standard Foods Corp.	2,000	3,001
Synnex Technology International Corp.	31,000	33,342
Taishin Financial Holdings Co. Ltd.	213,349	94,751
Taishin Financial Holdings Co. Ltd. rights 11/22/18 (a)	3,153	306
Taiwan Business Bank	110,840	36,516
Taiwan Cement Corp.	70,000	78,455
Taiwan Cooperative Financial Holding Co. Ltd.	178,890	100,537
Taiwan Fertilizer Co. Ltd.	8,000	10,853
Taiwan Mobile Co. Ltd.	50,000	178,453
Taiwan Paiho Ltd.	2,000	2,952
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	2,566,073
Tatung Co. Ltd. (a)	42,000	48,836
TECO Electric & Machinery Co. Ltd.	21,000	12,040
Tong Yang Industry Co. Ltd.	1,000	1,127
Tripod Technology Corp.	12,000	28,953
TSRC Corp.	2,000	1,841
TTY Biopharm Co. Ltd.	3,000	7,829
Unified-President Enterprises Corp.	94,000	227,406
Unimicron Technology Corp.	23,000	11,180
United Microelectronics Corp.	236,000	89,884
Vanguard International Semiconductor Corp.	15,000	27,616
Wafer Works Corp.	2,000	2,028
Walsin Lihwa Corp.	48,000	23,798
Walsin Technology Corp.	4,000	16,860
Win Semiconductors Corp.	6,000	18,411
Winbond Electronics Corp.	26,000	11,253
Wistron Corp.	71,000	43,342
Wistron NeWeb Corp.	1,020	2,372
WPG Holding Co. Ltd.	30,040	35,657
WT Microelectronics Co. Ltd.	1,000	1,287
Yageo Corp.	6,000	61,142
Yuanta Financial Holding Co. Ltd.	242,000	117,246

TOTAL TAIWAN		10,393,964

Thailand - 0.9%
Advanced Info Service PCL	6,200	36,647
Advanced Info Service PCL (For. Reg.)	14,600	86,297
Airports of Thailand PCL	22,900	44,198
Airports of Thailand PCL (For. Reg.)	58,700	113,293
Bangkok Bank PCL	37,900	242,304
Bangkok Chain Hospital PCL	26,200	15,407
Bangkok Dusit Medical Services PCL	48,100	35,538
Bangkok Dusit Medical Services PCL (For. Reg.)	130,000	96,049
Bangkok Expressway and Metro PCL	106,400	27,274
Bangkok Expressway and Metro PCL	92,100	23,608
Bangkok Land PCL	207,800	10,779
Bangkok Life Assurance PCL	11,600	11,107
Banpu PCL	29,500	15,479
Banpu PCL (For. Reg.)	50,700	26,604
Banpu Power PCL	2,100	1,514
BCPG PCL	2,600	1,466
Beauty Community PCL	21,600	6,514
Berli Jucker PCL (For. Reg)	16,200	27,236
BTS Group Holdings PCL	87,000	24,006
BTS Group Holdings PCL	58,900	16,253
Bumrungrad Hospital PCL	4,200	24,445
Bumrungrad Hospital PCL (For. Reg.)	4,800	27,937
C.P. ALL PCL	30,000	60,841
C.P. ALL PCL (For. Reg.)	76,600	155,348
Carabao Group PCL	1,100	1,501
Central Pattana PCL	19,400	46,218
Central Pattana PCL (For. Reg.)	48,100	114,593
Central Plaza Hotel PCL	12,200	14,809
Central Plaza Hotel PCL (a)	3,700	4,491
Charoen Pokphand Foods PCL	25,500	19,417
Charoen Pokphand Foods PCL (For. Reg.)	57,900	44,089
Delta Electronics PCL (For. Reg.)	2,400	4,994
Electricity Generating PCL (For. Reg.)	4,700	32,741
Energy Absolute PCL	9,400	14,032
Energy Absolute PCL	16,500	24,631
Esso Thailand PCL	14,100	6,166
Global Power Synergy Public Co. Ltd.	5,800	10,101
Glow Energy PCL	400	1,010
Glow Energy PCL (For. Reg.)	5,700	14,396
Hana Microelectronics PCL (For. Reg.)	5,400	5,903
Home Product Center PCL	39,100	17,569
Home Product Center PCL (For. Reg.)	67,500	30,330
Indorama Ventures PCL	10,300	16,851
Indorama Ventures PCL (For. Reg.)	18,700	30,593
Intouch Holdings PCL	41,700	66,650
IRPC PCL (For. Reg.)	165,200	30,390
Jasmine International Public Co. Ltd.	9,700	1,506
Kasikornbank PCL	40,500	243,660
KCE Electronics PCL	17,400	19,546
KCE Electronics PCL	1,900	2,134
Kiatnakin Bank PCL (For. Reg.)	9,500	20,412
Krung Thai Bank PCL	38,300	23,216
Krung Thai Bank PCL (For. Reg.)	94,900	57,524
Krungthai Card PCL	10,800	11,318
Krungthai Card PCL (For. Reg.)	9,900	10,375
Land & House PCL	43,100	13,388
Land & House PCL (For. Reg.)	70,400	21,867
Mega Lifesciences PCL	7,800	8,821
Minor International PCL	14,800	16,291
Minor International PCL (For. Reg.)	35,600	39,186
MK Restaurants Group PCL	1,900	3,853
Muangthai Leasing PCL	9,000	14,181
Muangthai Leasing PCL	8,500	13,393
PTT Exploration and Production PCL	7,700	32,393
PTT Exploration and Production PCL (For. Reg.)	19,200	80,772
PTT Global Chemical PCL	12,100	28,188
PTT Global Chemical PCL (For. Reg.)	32,600	75,945
PTT PCL	51,800	79,668
PTT PCL (For. Reg.)	131,000	201,478
Ratchaburi Electric Generating Holding PCL (For. Reg.)	16,400	24,234
Robinsons Department Store PCL (For. Reg.)	6,700	13,184
Siam Cement PCL	4,500	56,725
Siam Cement PCL (For. Reg.)	11,500	144,964
Siam City Cement PCL (For. Reg.)	900	6,514
Siam Commercial Bank PCL	13,900	57,637
Siam Commercial Bank PCL (For. Reg.)	36,600	151,764
Siam Global House PCL	2,900	1,635
Siam Global House PCL	12,500	7,049
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,900	12,639
Srisawad Corp. PCL	6,700	8,991
Star Petroleum Refining PCL	22,700	9,652
Thai Beverage PCL	193,400	87,265
Thai Oil PCL	5,800	14,824
Thai Oil PCL (For. Reg.)	15,200	38,848
Thai Union Frozen Products PCL (For. Reg.)	52,300	26,182
Thanachart Capital PCL (For. Reg.)	29,400	46,769
TISCO Financial Group PCL	8,000	18,999
TISCO Financial Group PCL	5,900	14,012
TMB PCL (For. Reg.)	345,900	23,783
TOA Paint Thailand PCL	1,600	1,628
Total Access Communication PCL (For. Reg.)	7,500	10,743
TPI Polene Power PCL	8,400	1,520
True Corp. PCL	65,300	11,619
True Corp. PCL (For. Reg.)	116,000	20,639
TTW PCL	19,000	7,048
WHA Corp. PCL	154,600	19,208

TOTAL THAILAND		3,538,809

Turkey - 0.2%
Akbank T.A.S.	57,102	67,526
Anadolu Efes Biracilik Ve Malt Sanayii A/S	656	2,205
Arcelik A/S	7,498	20,832
Bim Birlesik Magazalar A/S JSC	4,661	66,209
Coca-Cola Icecek Sanayi A/S	270	1,331
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,530	1,353
Enka Insaat ve Sanayi A/S	21,251	17,755
Eregli Demir ve Celik Fabrikalari T.A.S.	33,629	54,508
Ford Otomotiv Sanayi A/S	1,714	18,398
Haci Omer Sabanci Holding A/S	24,041	30,623
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	2,708	1,482
Koc Holding A/S	23,056	64,264
Petkim Petrokimya Holding A/S	2,254	2,049
TAV Havalimanlari Holding A/S	2,515	10,466
Tekfen Holding A/S	6,725	25,554
Tofas Turk Otomobil Fabrikasi A/S	354	1,336
Tupras Turkiye Petrol Rafinerileri A/S	2,230	52,542
Turk Hava Yollari AO (a)	16,272	40,901
Turk Sise ve Cam Fabrikalari A/S	12,756	10,794
Turkcell Iletisim Hizmet A/S	16,569	33,644
Turkiye Garanti Bankasi A/S	59,972	74,997
Turkiye Halk Bankasi A/S	2,043	2,255
Turkiye Is Bankasi A/S Series C	38,269	27,317
Turkiye Vakiflar Bankasi TAO	3,411	2,087
Ulker Biskuvi Sanayi A/S (a)	521	1,378
Yapi ve Kredi Bankasi A/S (a)	9,658	2,799

TOTAL TURKEY		634,605

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	35,270	77,681
Aldar Properties PJSC	85,927	40,470
Damac Properties Dubai Co. PJSC (a)	20,746	11,409
DP World Ltd.	3,272	58,863
Dubai Investments Ltd. (a)	44,368	19,568
Dubai Islamic Bank Pakistan Ltd. (a)	70,039	100,297
Emaar Properties PJSC	99,190	137,721
Emirates Telecommunications Corp. (a)	66,757	316,233
National Bank of Abu Dhabi PJSC	24,412	91,849
Union National Bank (a)	13,096	16,971

TOTAL UNITED ARAB EMIRATES		871,062

United Kingdom - 10.2%
3i Group PLC	17,888	200,796
Admiral Group PLC	4,764	122,579
Anglo American PLC (United Kingdom)	26,573	568,992
Antofagasta PLC	7,571	75,947
Ashtead Group PLC	9,670	239,232
Associated British Foods PLC	6,591	201,011
AstraZeneca PLC (United Kingdom)	23,283	1,780,909
Atlassian Corp. PLC (a)	1,409	106,957
Auto Trader Group PLC (b)	18,784	98,153
Aviva PLC	74,931	409,490
Babcock International Group PLC	10,079	78,741
BAE Systems PLC	59,179	396,812
Barclays PLC	288,636	635,954
Barratt Developments PLC	18,791	123,456
BBA Aviation PLC	15,704	48,215
Bellway PLC	2,475	90,825
Berkeley Group Holdings PLC	2,623	117,379
BHP Billiton PLC	39,257	783,126
BP PLC	348,536	2,517,727
British American Tobacco PLC (United Kingdom)	34,237	1,484,183
British Land Co. PLC	19,842	150,143
BT Group PLC	164,245	502,919
Bunzl PLC	6,259	184,886
Burberry Group PLC	8,448	195,556
Carnival PLC	4,077	222,219
Centrica PLC	102,666	193,167
Cobham PLC (a)	43,109	59,317
Coca-Cola European Partners PLC	4,350	197,882
Compass Group PLC	29,593	582,517
Croda International PLC	2,562	157,843
Derwent London PLC	2,255	84,424
Diageo PLC	46,405	1,604,291
Direct Line Insurance Group PLC	25,959	109,331
DS Smith PLC	20,837	104,644
easyJet PLC	5,366	82,306
G4S PLC (United Kingdom)	30,106	82,735
GlaxoSmithKline PLC	91,148	1,765,333
Halma PLC	7,759	131,705
Hammerson PLC	15,894	89,084
Hargreaves Lansdown PLC	4,660	111,266
Hays PLC	30,314	63,662
HSBC Holdings PLC (United Kingdom)	368,543	3,032,962
IMI PLC	5,599	71,173
Imperial Tobacco Group PLC	17,904	607,136
Inchcape PLC	8,406	58,128
Informa PLC	14,930	136,180
InterContinental Hotel Group PLC	3,757	197,370
Intermediate Capital Group PLC	6,088	74,082
International Game Technology PLC	1,950	36,173
Intertek Group PLC	3,049	182,702
Investec PLC	13,139	81,284
ITV PLC	69,104	131,566
J Sainsbury PLC	31,692	126,063
John Wood Group PLC	6,948	63,428
Johnson Matthey PLC	3,746	142,351
Just Eat Holding Ltd. (a)	9,050	70,285
Kingfisher PLC	42,974	139,544
Land Securities Group PLC	14,390	156,932
Legal & General Group PLC	106,962	343,848
Lloyds Banking Group PLC	1,161,645	847,699
London Stock Exchange Group PLC	5,743	316,751
Man Group PLC	34,505	68,560
Marks & Spencer Group PLC	31,511	119,221
Mediclinic International PLC	6,296	30,331
Meggitt PLC	15,205	102,967
Melrose Industries PLC	29,450	63,485
Micro Focus International PLC	3,805	58,986
Mondi PLC	6,944	163,715
National Grid PLC	66,829	708,310
Next PLC	2,771	184,320
Pearson PLC	15,535	178,465
Pennon Group PLC	7,217	68,835
Persimmon PLC	5,669	166,226
Prudential PLC	47,547	952,063
Quilter PLC	37,068	54,876
Reckitt Benckiser Group PLC	12,445	1,006,354
RELX PLC	19,240	381,185
Rentokil Initial PLC	36,262	146,559
Rightmove PLC	18,446	106,606
Rio Tinto PLC	22,484	1,091,616
Rolls-Royce Holdings PLC	35,087	376,280
Royal Bank of Scotland Group PLC	58,737	176,828
Royal Dutch Shell PLC:
Class A (United Kingdom)	84,412	2,689,207
Class B (United Kingdom)	65,849	2,147,529
Royal Mail PLC	17,126	78,587
RPC Group PLC	8,280	80,710
RSA Insurance Group PLC	19,024	137,242
Sage Group PLC	21,194	147,479
Schroders PLC	2,158	73,924
Scottish & Southern Energy PLC	18,818	274,280
Segro PLC	16,242	127,594
Severn Trent PLC	4,538	108,063
Smith & Nephew PLC	16,691	271,310
Smiths Group PLC	7,391	132,024
Spectris PLC	2,477	67,881
Spirax-Sarco Engineering PLC	1,440	119,087
St. James's Place Capital PLC	10,053	130,232
Standard Chartered PLC (United Kingdom)	51,777	363,667
Standard Life PLC	33,198	114,783
Tate & Lyle PLC	9,406	80,937
Taylor Wimpey PLC	55,011	113,559
Tesco PLC	148,369	404,072
The Weir Group PLC	4,205	85,245
Travis Perkins PLC	4,206	59,514
Tullett Prebon PLC	8,860	32,842
Unilever PLC	23,829	1,262,213
United Utilities Group PLC	12,861	119,445
Vodafone Group PLC	493,750	928,516
Whitbread PLC	3,401	191,275
WM Morrison Supermarkets PLC	43,834	139,007

TOTAL UNITED KINGDOM		40,257,383

United States of America - 0.1%
Altice U.S.A., Inc. Class A	3,569	58,210
Stratasys Ltd. (a)	721	13,742
Yum China Holdings, Inc.	6,809	245,669

TOTAL UNITED STATES OF AMERICA		317,621

TOTAL COMMON STOCKS
(Cost $406,251,764)		378,450,121

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	4,100	33,701
Banco Bradesco SA (PN)	54,600	503,233
Bradespar SA (PN)	4,100	38,075
Braskem SA (PN-A)	2,900	40,638
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,400	17,154
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	3,300	69,361
Companhia Energetica de Minas Gerais (CEMIG) (PN)	15,000	44,458
Gerdau SA	17,500	76,461
Itau Unibanco Holding SA	60,500	800,652
Itausa-Investimentos Itau SA (PN)	83,200	251,288
Lojas Americanas SA (PN)	11,300	57,085
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	82,200	610,067
Telefonica Brasil SA	8,000	92,909

TOTAL BRAZIL		2,635,082

Chile - 0.0%
Embotelladora Andina SA Class B	2,439	8,586
Sociedad Quimica y Minera de Chile SA (PN-B)	1,816	78,536

TOTAL CHILE		87,122

Colombia - 0.0%
Bancolombia SA (PN)	9,582	89,585
Grupo Aval Acciones y Valores SA	84,775	29,755

TOTAL COLOMBIA		119,340

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	980	74,037
Henkel AG & Co. KGaA	3,649	399,169
Porsche Automobil Holding SE (Germany)	2,881	183,217
Sartorius AG (non-vtg.)	643	93,222
Volkswagen AG	3,381	569,675

TOTAL GERMANY		1,319,320

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	73,650	37,272
Korea (South) - 0.2%
Hyundai Motor Co.	207	12,083
Hyundai Motor Co. Series 2	1,615	100,212
LG Chemical Ltd.	307	53,678
LG Household & Health Care Ltd.	69	44,266
Samsung Electronics Co. Ltd.	16,776	525,628

TOTAL KOREA (SOUTH)		735,867

Russia - 0.1%
AK Transneft OAO	30	77,831
Sberbank of Russia	40,400	100,151
Surgutneftegas OJSC	159,700	92,452

TOTAL RUSSIA		270,434

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	1,336,944	1,709
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,917,995)		5,206,146

Money Market Funds - 15.2%
Fidelity Cash Central Fund, 2.23% (d)	59,577,431	59,589,346
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	325,797	325,830
TOTAL MONEY MARKET FUNDS
(Cost $59,915,176)		59,915,176
TOTAL INVESTMENT IN SECURITIES - 112.6%
(Cost $471,084,935)		443,571,443
NET OTHER ASSETS (LIABILITIES) - (12.6)%		(49,599,315)
NET ASSETS - 100%		$393,972,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	78	Dec. 2018	$7,068,750	$96,613	$96,613
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	54	Dec. 2018	2,583,090	38,706	38,706
TME S&P/TSX 60 Index Contracts (Canada)	5	Dec. 2018	679,251	8,284	8,284
TOTAL FUTURES CONTRACTS					$143,603

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $22,811,848.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,392 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,585
Fidelity Securities Lending Cash Central Fund	244
Total	$172,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,519,847	$11,822,469	$15,697,378	$--
Consumer Discretionary	39,827,109	25,619,318	14,207,791	--
Consumer Staples	36,820,107	17,897,114	18,922,993	--
Energy	27,114,128	13,888,973	13,225,155	--
Financials	84,426,919	54,086,241	30,340,678	--
Health Care	33,346,620	10,790,049	22,556,571	--
Industrials	48,843,385	28,215,642	20,627,743	--
Information Technology	31,163,147	18,268,835	12,894,312	--
Materials	29,926,909	20,235,112	9,691,797	--
Real Estate	13,219,911	11,203,748	2,016,163	--
Utilities	11,448,185	8,663,296	2,784,889	--
Money Market Funds	59,915,176	59,915,176	--	--
Total Investments in Securities:	$443,571,443	$280,605,973	$162,965,470	$--
Derivative Instruments:
Assets
Futures Contracts	$143,603	$143,603	$--	$--
Total Assets	$143,603	$143,603	$--	$--
Total Derivative Instruments:	$143,603	$143,603	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$143,603	$0
Total Equity Risk	143,603	0
Total Value of Derivatives	$143,603	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $323,605) — See accompanying schedule: Unaffiliated issuers (cost $411,169,759)	$383,656,267
Fidelity Central Funds (cost $59,915,176)	59,915,176
Total Investment in Securities (cost $471,084,935)		$443,571,443
Segregated cash with brokers for derivative instruments		3,643,992
Cash		98
Foreign currency held at value (cost $7,308,544)		7,285,836
Receivable for fund shares sold		5,113,572
Dividends receivable		687,398
Distributions receivable from Fidelity Central Funds		67,067
Total assets		460,369,406
Liabilities
Payable for investments purchased	$64,491,540
Payable for fund shares redeemed	1,332,381
Payable for daily variation margin on futures contracts	247,273
Other payables and accrued expenses	254
Collateral on securities loaned	325,830
Total liabilities		66,397,278
Net Assets		$393,972,128
Net Assets consist of:
Paid in capital		$422,247,818
Total distributable earnings (loss)		(28,275,690)
Net Assets, for 43,165,549 shares outstanding		$393,972,128
Net Asset Value, offering price and redemption price per share ($393,972,128 ÷ 43,165,549 shares)		$9.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 2, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$1,546,652
Income from Fidelity Central Funds		172,829
Income before foreign taxes withheld		1,719,481
Less foreign taxes withheld		(137,601)
Total income		1,581,880
Expenses
Independent trustees' fees and expenses	$142
Total expenses		142
Net investment income (loss)		1,581,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $385)	90,898
Fidelity Central Funds	847
Foreign currency transactions	102,633
Futures contracts	(2,585,592)
Total net realized gain (loss)		(2,391,214)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,513,492)
Assets and liabilities in foreign currencies	(10,664)
Futures contracts	143,603
Total change in net unrealized appreciation (depreciation)		(27,380,553)
Net gain (loss)		(29,771,767)
Net increase (decrease) in net assets resulting from operations		$(28,190,029)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,581,738
Net realized gain (loss)	(2,391,214)
Change in net unrealized appreciation (depreciation)	(27,380,553)
Net increase (decrease) in net assets resulting from operations	(28,190,029)
Share transactions
Proceeds from sales of shares	462,386,169
Cost of shares redeemed	(40,224,012)
Net increase (decrease) in net assets resulting from share transactions	422,162,157
Total increase (decrease) in net assets	393,972,128
Net Assets
Beginning of period	–
End of period	$393,972,128
Other Information
Shares
Sold	47,322,476
Redeemed	(4,156,927)
Net increase (decrease)	43,165,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.87)
Net asset value, end of period	$9.13
Total ReturnC	(8.70)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$393,972
Portfolio turnover rateH	0%I,J

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	4.8
Microsoft Corp.	3.5
Amazon.com, Inc.	2.7
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.6
Johnson & Johnson	1.6
Facebook, Inc. Class A	1.5
Exxon Mobil Corp.	1.4
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
21.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	21.7
Health Care	15.0
Financials	14.1
Communication Services	10.0
Consumer Discretionary	9.6
Industrials	9.2
Consumer Staples	7.3
Energy	5.5
Utilities	2.7
Real Estate	2.4

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	27,527	$844,528
CenturyLink, Inc.	4,363	90,052
Verizon Communications, Inc.	18,287	1,044,005
		1,978,585
Entertainment - 2.1%
Activision Blizzard, Inc.	3,392	234,218
Electronic Arts, Inc. (a)	1,382	125,734
Liberty Media Corp.:
Liberty Braves Class A (a)	29	748
Liberty Braves Class C (a)	131	3,393
Liberty Formula One Group Series C (a)	925	30,599
Liberty Media Class A (a)	97	3,074
Liberty SiriusXM Series A (a)	370	15,259
Liberty SiriusXM Series C (a)	773	31,902
Netflix, Inc. (a)	1,941	585,755
Take-Two Interactive Software, Inc. (a)	512	65,981
The Walt Disney Co.	6,771	777,514
Twenty-First Century Fox, Inc.:
Class A	4,690	213,489
Class B	2,004	90,541
Viacom, Inc.:
Class A	35	1,238
Class B (non-vtg.)	1,564	50,017
		2,229,462
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	1,333	1,453,743
Class C (a)	1,357	1,461,177
Facebook, Inc. Class A (a)	10,691	1,622,787
IAC/InterActiveCorp (a)	342	67,234
Twitter, Inc. (a)	2,898	100,706
		4,705,647
Media - 1.4%
CBS Corp. Class B	1,629	93,423
Charter Communications, Inc. Class A (a)	870	278,722
Comcast Corp. Class A	20,914	797,660
DISH Network Corp. Class A (a)	1,028	31,601
Interpublic Group of Companies, Inc.	1,730	40,067
Liberty Broadband Corp.:
Class A (a)	113	9,355
Class C (a)	695	57,636
Liberty Global PLC:
Class A (a)	987	25,297
Class C (a)	2,679	67,082
Omnicom Group, Inc.	1,036	76,996
		1,477,839
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,308	89,663

TOTAL COMMUNICATION SERVICES		10,481,196

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Aptiv PLC	1,199	92,083
Autoliv, Inc.	547	45,587
BorgWarner, Inc.	888	34,996
Lear Corp.	300	39,870
		212,536
Automobiles - 0.5%
Ford Motor Co.	17,534	167,450
General Motors Co.	5,742	210,100
Tesla, Inc. (a)	595	200,705
		578,255
Distributors - 0.1%
Genuine Parts Co.	661	64,725
LKQ Corp. (a)	1,382	37,687
		102,412
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	1,090	39,153
Carnival Corp.	1,832	102,665
Darden Restaurants, Inc.	555	59,135
Domino's Pizza, Inc.	197	52,952
Hilton Worldwide Holdings, Inc.	910	64,765
Las Vegas Sands Corp.	1,632	83,281
Marriott International, Inc. Class A	1,375	160,724
McDonald's Corp.	3,574	632,241
MGM Mirage, Inc.	2,294	61,204
Norwegian Cruise Line Holdings Ltd. (a)	792	34,903
Royal Caribbean Cruises Ltd.	770	80,642
Starbucks Corp.	6,379	371,704
Wyndham Destinations, Inc.	1,022	36,669
Wynn Resorts Ltd.	354	35,612
Yum! Brands, Inc.	1,512	136,700
		1,952,350
Household Durables - 0.2%
D.R. Horton, Inc.	1,549	55,702
Lennar Corp.:
Class A	1,202	51,662
Class B	59	2,110
Mohawk Industries, Inc. (a)	278	34,675
Newell Brands, Inc.	2,156	34,237
NVR, Inc. (a)	15	33,585
Whirlpool Corp.	317	34,794
		246,765
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	1,793	2,865,232
eBay, Inc. (a)	4,362	126,629
Expedia, Inc.	552	69,237
Liberty Interactive Corp. QVC Group Series A (a)	2,101	46,096
The Booking Holdings, Inc. (a)	218	408,658
		3,515,852
Leisure Products - 0.0%
Hasbro, Inc.	503	46,130
Multiline Retail - 0.5%
Dollar General Corp.	1,169	130,203
Dollar Tree, Inc. (a)	1,065	89,780
Kohl's Corp.	758	57,403
Target Corp.	2,437	203,806
		481,192
Specialty Retail - 2.2%
AutoZone, Inc. (a)	124	90,950
Best Buy Co., Inc.	1,143	80,193
CarMax, Inc. (a)	823	55,890
Home Depot, Inc.	5,235	920,732
L Brands, Inc.	1,091	35,370
Lowe's Companies, Inc.	3,734	355,551
O'Reilly Automotive, Inc. (a)	381	122,206
Ross Stores, Inc.	1,730	171,270
Tiffany & Co., Inc.	451	50,196
TJX Companies, Inc.	2,852	313,378
Ulta Beauty, Inc. (a)	262	71,924
		2,267,660
Textiles, Apparel & Luxury Goods - 0.7%
Garrett Motion, Inc. (a)	289	4,384
Michael Kors Holdings Ltd. (a)	673	37,291
NIKE, Inc. Class B	5,894	442,286
PVH Corp.	344	41,552
Tapestry, Inc.	1,282	54,241
VF Corp.	1,475	122,248
		702,002

TOTAL CONSUMER DISCRETIONARY		10,105,154

CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	1,085	50,279
Constellation Brands, Inc. Class A (sub. vtg.)	774	154,204
Keurig Dr. Pepper, Inc.	810	21,060
Molson Coors Brewing Co. Class B	834	53,376
Monster Beverage Corp. (a)	1,850	97,773
PepsiCo, Inc.	6,376	716,535
The Coca-Cola Co.	17,188	822,961
		1,916,188
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,958	447,658
Kroger Co.	3,990	118,742
Sysco Corp.	2,149	153,288
Walgreens Boots Alliance, Inc.	3,893	310,545
Walmart, Inc.	6,561	657,937
		1,688,170
Food Products - 1.1%
Archer Daniels Midland Co.	2,506	118,409
Bunge Ltd.	622	38,440
Conagra Brands, Inc.	1,837	65,397
General Mills, Inc.	2,553	111,821
Ingredion, Inc.	319	32,276
Kellogg Co.	1,117	73,141
McCormick & Co., Inc. (non-vtg.)	537	77,328
Mondelez International, Inc.	6,700	281,266
The Hershey Co.	634	67,933
The J.M. Smucker Co.	512	55,460
The Kraft Heinz Co.	2,681	147,375
Tyson Foods, Inc. Class A	1,337	80,113
		1,148,959
Household Products - 1.5%
Church & Dwight Co., Inc.	1,122	66,613
Clorox Co.	579	85,953
Colgate-Palmolive Co.	3,937	234,448
Kimberly-Clark Corp.	1,578	164,585
Procter & Gamble Co.	11,422	1,012,903
		1,564,502
Personal Products - 0.2%
Coty, Inc. Class A	2,136	22,535
Estee Lauder Companies, Inc. Class A	1,004	137,990
		160,525
Tobacco - 1.1%
Altria Group, Inc.	8,552	556,222
Philip Morris International, Inc.	6,962	613,143
		1,169,365

TOTAL CONSUMER STAPLES		7,647,709

ENERGY - 5.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	1,891	50,471
Halliburton Co.	3,927	136,188
National Oilwell Varco, Inc.	1,710	62,928
Schlumberger Ltd.	6,220	319,148
TechnipFMC PLC	1,941	51,048
		619,783
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	2,456	130,659
Apache Corp.	1,713	64,803
Cabot Oil & Gas Corp.	2,045	49,550
Cheniere Energy, Inc. (a)	894	54,007
Chevron Corp.	8,516	950,811
Cimarex Energy Co.	424	33,695
Concho Resources, Inc. (a)	668	92,912
ConocoPhillips Co.	5,361	374,734
Devon Energy Corp.	2,366	76,658
Diamondback Energy, Inc.	443	49,775
EOG Resources, Inc.	2,594	273,252
EQT Corp.	1,083	36,790
Exxon Mobil Corp.	18,996	1,513,601
Hess Corp.	1,197	68,708
Kinder Morgan, Inc.	8,619	146,695
Marathon Oil Corp.	3,819	72,523
Marathon Petroleum Corp.	2,191	154,356
Noble Energy, Inc.	2,189	54,397
Occidental Petroleum Corp.	3,432	230,184
ONEOK, Inc.	1,842	120,835
Phillips 66 Co.	1,928	198,237
Pioneer Natural Resources Co.	764	112,514
Targa Resources Corp.	972	50,223
The Williams Companies, Inc.	3,714	90,362
Valero Energy Corp.	1,962	178,719
		5,179,000

TOTAL ENERGY		5,798,783

FINANCIALS - 14.1%
Banks - 6.1%
Bank of America Corp.	43,482	1,195,755
BB&T Corp.	3,539	173,977
Citigroup, Inc.	11,852	775,832
Citizens Financial Group, Inc.	2,186	81,647
Comerica, Inc.	784	63,943
East West Bancorp, Inc.	662	34,715
Fifth Third Bancorp	3,176	85,720
First Republic Bank	710	64,603
Huntington Bancshares, Inc.	4,877	69,887
JPMorgan Chase & Co.	15,552	1,695,479
KeyCorp	4,784	86,877
M&T Bank Corp.	676	111,817
PNC Financial Services Group, Inc.	2,134	274,198
Regions Financial Corp.	5,174	87,803
SunTrust Banks, Inc.	2,137	133,904
SVB Financial Group (a)	237	56,224
U.S. Bancorp	7,065	369,288
Wells Fargo & Co.	19,868	1,057,574
Zions Bancorporation	904	42,533
		6,461,776
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	253	28,756
Ameriprise Financial, Inc.	665	84,615
Bank of New York Mellon Corp.	4,592	217,339
BlackRock, Inc. Class A	553	227,515
Cboe Global Markets, Inc.	510	57,554
Charles Schwab Corp.	5,350	247,384
CME Group, Inc.	1,525	279,441
E*TRADE Financial Corp.	1,217	60,144
Franklin Resources, Inc.	1,452	44,286
Goldman Sachs Group, Inc.	1,574	354,732
IntercontinentalExchange, Inc.	2,622	201,999
Invesco Ltd.	1,809	39,273
Moody's Corp.	746	108,528
Morgan Stanley	6,245	285,147
MSCI, Inc.	404	60,754
Northern Trust Corp.	964	90,683
Raymond James Financial, Inc.	579	44,404
S&P Global, Inc.	1,143	208,392
SEI Investments Co.	586	31,322
State Street Corp.	1,665	114,469
T. Rowe Price Group, Inc.	1,087	105,428
TD Ameritrade Holding Corp.	1,222	63,202
		2,955,367
Consumer Finance - 0.8%
Ally Financial, Inc.	2,011	51,100
American Express Co.	3,228	331,612
Capital One Financial Corp.	2,173	194,049
Discover Financial Services	1,630	113,562
Synchrony Financial	3,305	95,448
		785,771
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	8,623	1,770,129
Linde PLC	1,253	207,334
		1,977,463
Insurance - 2.4%
AFLAC, Inc.	3,523	151,736
Allstate Corp.	1,610	154,109
American International Group, Inc.	4,032	166,481
Aon PLC	1,120	174,922
Arch Capital Group Ltd. (a)	1,775	50,357
Arthur J. Gallagher & Co.	801	59,282
Chubb Ltd.	2,082	260,063
Cincinnati Financial Corp.	674	53,003
Everest Re Group Ltd.	181	39,433
FNF Group	1,207	40,374
Hartford Financial Services Group, Inc.	1,604	72,854
Lincoln National Corp.	988	59,468
Loews Corp.	1,246	58,014
Markel Corp. (a)	63	68,874
Marsh & McLennan Companies, Inc.	2,288	193,908
MetLife, Inc.	4,721	194,458
Principal Financial Group, Inc.	1,208	56,861
Progressive Corp.	2,607	181,708
Prudential Financial, Inc.	1,903	178,463
Reinsurance Group of America, Inc.	286	40,718
The Travelers Companies, Inc.	1,229	153,785
Torchmark Corp.	480	40,637
Unum Group	996	36,115
Willis Group Holdings PLC	593	84,894
		2,570,517
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	5,145	50,781

TOTAL FINANCIALS		14,801,675

HEALTH CARE - 15.0%
Biotechnology - 2.6%
AbbVie, Inc.	7,149	556,550
Alexion Pharmaceuticals, Inc. (a)	1,003	112,406
Alkermes PLC (a)	679	27,724
Alnylam Pharmaceuticals, Inc. (a)	361	29,035
Amgen, Inc.	3,256	627,724
Biogen, Inc. (a)	949	288,752
BioMarin Pharmaceutical, Inc. (a)	789	72,722
bluebird bio, Inc. (a)	217	24,890
Celgene Corp. (a)	3,533	252,963
Gilead Sciences, Inc.	5,859	399,467
Incyte Corp. (a)	773	50,106
Regeneron Pharmaceuticals, Inc. (a)	345	117,038
Vertex Pharmaceuticals, Inc. (a)	1,134	192,168
		2,751,545
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	7,802	537,870
Abiomed, Inc. (a)	189	64,487
Align Technology, Inc. (a)	324	71,669
Baxter International, Inc.	2,250	140,648
Becton, Dickinson & Co.	1,189	274,065
Boston Scientific Corp. (a)	6,159	222,586
Danaher Corp.	2,745	272,853
Dentsply Sirona, Inc.	1,017	35,219
Edwards Lifesciences Corp. (a)	949	140,072
Hologic, Inc. (a)	1,245	48,543
IDEXX Laboratories, Inc. (a)	391	82,939
Intuitive Surgical, Inc. (a)	502	261,632
Medtronic PLC	6,068	545,028
ResMed, Inc.	637	67,471
Stryker Corp.	1,444	234,246
Teleflex, Inc.	199	47,907
The Cooper Companies, Inc.	221	57,087
Varian Medical Systems, Inc. (a)	406	48,464
Zimmer Biomet Holdings, Inc.	909	103,253
		3,256,039
Health Care Providers & Services - 3.4%
Aetna, Inc.	1,462	290,061
AmerisourceBergen Corp.	724	63,712
Anthem, Inc.	1,151	317,181
Cardinal Health, Inc.	1,414	71,548
Centene Corp. (a)	774	100,868
Cigna Corp.	1,106	236,474
CVS Health Corp.	4,544	328,940
DaVita HealthCare Partners, Inc. (a)	670	45,118
Express Scripts Holding Co. (a)	2,539	246,207
HCA Holdings, Inc.	1,270	169,583
Henry Schein, Inc. (a)	706	58,598
Humana, Inc.	640	205,062
Laboratory Corp. of America Holdings (a)	458	73,532
McKesson Corp.	936	116,775
Quest Diagnostics, Inc.	613	57,689
UnitedHealth Group, Inc.	4,344	1,135,304
Universal Health Services, Inc. Class B	388	47,165
		3,563,817
Health Care Technology - 0.1%
Cerner Corp. (a)	1,419	81,280
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,445	93,622
Illumina, Inc. (a)	655	203,803
Mettler-Toledo International, Inc. (a)	115	62,884
Quintiles Transnational Holdings, Inc. (a)	654	80,396
Thermo Fisher Scientific, Inc.	1,797	419,869
Waters Corp. (a)	358	67,909
		928,483
Pharmaceuticals - 4.9%
Allergan PLC	1,492	235,751
Bristol-Myers Squibb Co.	7,339	370,913
Eli Lilly & Co.	4,343	470,955
Johnson & Johnson	12,044	1,686,040
Merck & Co., Inc.	12,261	902,532
Mylan NV (a)	2,410	75,313
Nektar Therapeutics (a)	694	26,844
Perrigo Co. PLC	579	40,704
Pfizer, Inc.	26,718	1,150,477
Zoetis, Inc. Class A	2,186	197,068
		5,156,597

TOTAL HEALTH CARE		15,737,761

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Arconic, Inc.	1,874	38,098
General Dynamics Corp.	1,245	214,862
Harris Corp.	536	79,709
Huntington Ingalls Industries, Inc.	205	44,788
L3 Technologies, Inc.	351	66,504
Lockheed Martin Corp.	1,118	328,524
Northrop Grumman Corp.	781	204,583
Raytheon Co.	1,296	226,852
Rockwell Collins, Inc.	731	93,583
Spirit AeroSystems Holdings, Inc. Class A	512	43,013
Textron, Inc.	1,183	63,444
The Boeing Co.	2,510	890,699
TransDigm Group, Inc. (a)	217	71,664
United Technologies Corp.	3,328	413,371
		2,779,694
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	625	55,644
Expeditors International of Washington, Inc.	799	53,677
FedEx Corp.	1,107	243,916
United Parcel Service, Inc. Class B	3,079	328,037
		681,274
Airlines - 0.4%
American Airlines Group, Inc.	1,915	67,178
Delta Air Lines, Inc.	2,942	161,016
Southwest Airlines Co.	2,447	120,148
United Continental Holdings, Inc. (a)	1,129	96,541
		444,883
Building Products - 0.3%
A.O. Smith Corp.	667	30,369
Fortune Brands Home & Security, Inc.	704	31,560
Johnson Controls International PLC	4,153	132,771
Masco Corp.	1,429	42,870
Owens Corning	505	23,871
Resideo Technologies, Inc. (a)	541	11,388
		272,829
Commercial Services & Supplies - 0.3%
Cintas Corp.	387	70,384
Copart, Inc. (a)	893	43,677
Republic Services, Inc.	1,009	73,334
Waste Management, Inc.	1,795	160,599
		347,994
Electrical Equipment - 0.6%
AMETEK, Inc.	1,024	68,690
Eaton Corp. PLC	1,976	141,620
Emerson Electric Co.	2,875	195,155
Fortive Corp.	1,372	101,871
Rockwell Automation, Inc.	577	95,049
		602,385
Industrial Conglomerates - 1.5%
3M Co.	2,675	508,946
General Electric Co.	38,884	392,728
Honeywell International, Inc.	3,413	494,271
Roper Technologies, Inc.	459	129,851
		1,525,796
Machinery - 1.3%
Caterpillar, Inc.	2,667	323,560
Cummins, Inc.	701	95,820
Deere & Co.	1,435	194,356
Dover Corp.	887	73,479
IDEX Corp.	340	43,119
Illinois Tool Works, Inc.	1,383	176,429
Ingersoll-Rand PLC	1,120	107,453
PACCAR, Inc.	1,579	90,335
Parker Hannifin Corp.	598	90,675
Pentair PLC	1,105	44,366
Stanley Black & Decker, Inc.	690	80,399
Xylem, Inc.	795	52,136
		1,372,127
Professional Services - 0.3%
CoStar Group, Inc. (a)	163	58,911
Equifax, Inc.	541	54,879
IHS Markit Ltd. (a)	1,619	85,046
Nielsen Holdings PLC	1,481	38,476
Verisk Analytics, Inc. (a)	691	82,809
		320,121
Road & Rail - 1.1%
CSX Corp.	4,006	275,853
J.B. Hunt Transport Services, Inc.	382	42,253
Kansas City Southern	468	47,717
Norfolk Southern Corp.	1,283	215,326
Old Dominion Freight Lines, Inc.	305	39,778
Union Pacific Corp.	3,527	515,718
		1,136,645
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,292	66,422
United Rentals, Inc. (a)	378	45,386
W.W. Grainger, Inc.	233	66,165
		177,973

TOTAL INDUSTRIALS		9,661,721

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	207	47,682
Cisco Systems, Inc.	22,162	1,013,912
Juniper Networks, Inc.	1,694	49,583
Motorola Solutions, Inc.	728	89,224
Palo Alto Networks, Inc. (a)	413	75,596
		1,275,997
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,372	122,794
CDW Corp.	689	62,017
Cognex Corp.	770	32,987
Corning, Inc.	3,903	124,701
Dell Technologies, Inc. (a)	912	82,436
TE Connectivity Ltd.	1,581	119,239
Trimble, Inc. (a)	1,120	41,866
		586,040
IT Services - 4.9%
Accenture PLC Class A	2,769	436,450
Akamai Technologies, Inc. (a)	751	54,260
Alliance Data Systems Corp.	213	43,916
Amdocs Ltd.	648	40,999
Automatic Data Processing, Inc.	1,988	286,431
Broadridge Financial Solutions, Inc.	524	61,277
Cognizant Technology Solutions Corp. Class A	2,646	182,653
DXC Technology Co.	1,470	107,060
Fidelity National Information Services, Inc.	1,498	155,942
Fiserv, Inc. (a)	1,870	148,291
FleetCor Technologies, Inc. (a)	403	80,612
Gartner, Inc. (a)	408	60,188
Global Payments, Inc.	716	81,789
IBM Corp.	3,860	445,560
Jack Henry & Associates, Inc.	349	52,291
Leidos Holdings, Inc.	631	40,876
MasterCard, Inc. Class A	4,163	822,900
Paychex, Inc.	1,435	93,978
PayPal Holdings, Inc. (a)	5,066	426,507
Square, Inc. (a)	1,206	88,581
The Western Union Co.	2,049	36,964
Total System Services, Inc.	753	68,636
VeriSign, Inc. (a)	381	54,308
Visa, Inc. Class A	8,127	1,120,307
Worldpay, Inc. (a)	1,332	122,331
		5,113,107
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	3,678	66,976
Analog Devices, Inc.	1,657	138,707
Applied Materials, Inc.	4,788	157,429
Broadcom, Inc.	1,823	407,422
Intel Corp.	20,982	983,636
KLA-Tencor Corp.	705	64,536
Lam Research Corp.	728	103,179
Marvell Technology Group Ltd.	1,907	31,294
Maxim Integrated Products, Inc.	1,265	63,275
Microchip Technology, Inc.	1,052	69,201
Micron Technology, Inc. (a)	5,173	195,126
NVIDIA Corp.	2,717	572,825
ON Semiconductor Corp. (a)	1,925	32,725
Qorvo, Inc. (a)	565	41,533
Qualcomm, Inc.	6,610	415,703
Skyworks Solutions, Inc.	815	70,709
Texas Instruments, Inc.	4,419	410,216
Xilinx, Inc.	1,127	96,212
		3,920,704
Software - 6.1%
Adobe, Inc. (a)	2,210	543,130
ANSYS, Inc. (a)	382	57,128
Autodesk, Inc. (a)	986	127,441
CA Technologies, Inc.	1,408	62,459
Cadence Design Systems, Inc. (a)	1,253	55,846
Citrix Systems, Inc.	634	64,966
Intuit, Inc.	1,088	229,568
Microsoft Corp.	34,583	3,693,810
Oracle Corp.	13,660	667,154
Red Hat, Inc. (a)	794	136,282
Salesforce.com, Inc. (a)	3,076	422,150
ServiceNow, Inc. (a)	776	140,487
Splunk, Inc. (a)	629	62,799
Symantec Corp.	2,740	49,731
Synopsys, Inc. (a)	677	60,612
Workday, Inc. Class A (a)	603	80,211
		6,453,774
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	23,017	5,037,499
Hewlett Packard Enterprise Co.	7,156	109,129
HP, Inc.	7,487	180,736
NetApp, Inc.	1,209	94,894
Seagate Technology LLC	1,298	52,219
Western Digital Corp.	1,328	57,197
		5,531,674

TOTAL INFORMATION TECHNOLOGY		22,881,296

MATERIALS - 2.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	979	151,109
Albemarle Corp. U.S.	488	48,419
Celanese Corp. Class A	611	59,230
CF Industries Holdings, Inc.	1,029	49,423
DowDuPont, Inc.	10,495	565,890
Eastman Chemical Co.	650	50,928
Ecolab, Inc.	1,166	178,573
FMC Corp.	607	47,395
International Flavors & Fragrances, Inc.	357	51,644
LyondellBasell Industries NV Class A	1,452	129,620
PPG Industries, Inc.	1,144	120,223
Sherwin-Williams Co.	370	145,584
		1,598,038
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	285	48,815
Vulcan Materials Co.	586	59,268
		108,083
Containers & Packaging - 0.3%
Avery Dennison Corp.	394	35,744
Ball Corp.	1,578	70,694
International Paper Co.	1,861	84,415
Packaging Corp. of America	418	38,377
WestRock Co.	1,128	48,470
		277,700
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	6,047	70,448
Newmont Mining Corp.	2,396	74,084
Nucor Corp.	1,430	84,542
Steel Dynamics, Inc.	1,044	41,342
		270,416

TOTAL MATERIALS		2,254,237

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	448	54,759
American Tower Corp.	1,922	299,467
AvalonBay Communities, Inc.	620	108,736
Boston Properties, Inc.	695	83,928
Crown Castle International Corp.	1,821	198,016
Digital Realty Trust, Inc.	922	95,206
Equinix, Inc.	350	132,559
Equity Residential (SBI)	1,651	107,249
Essex Property Trust, Inc.	297	74,482
Extra Space Storage, Inc.	570	51,334
HCP, Inc.	2,122	58,461
Host Hotels & Resorts, Inc.	3,326	63,560
Iron Mountain, Inc.	1,248	38,201
Mid-America Apartment Communities, Inc.	504	49,246
Prologis, Inc.	2,388	153,954
Public Storage	671	137,870
Realty Income Corp.	1,267	76,362
SBA Communications Corp. Class A (a)	528	85,626
Simon Property Group, Inc.	1,394	255,827
Ventas, Inc.	1,601	92,922
Vornado Realty Trust	764	52,013
Welltower, Inc.	1,663	109,874
Weyerhaeuser Co.	3,389	90,249
		2,469,901
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,335	53,787

TOTAL REAL ESTATE		2,523,688

UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,203	161,612
Duke Energy Corp.	3,135	259,045
Edison International	1,461	101,379
Entergy Corp.	813	68,251
Eversource Energy	1,421	89,892
Exelon Corp.	4,299	188,339
FirstEnergy Corp.	2,004	74,709
NextEra Energy, Inc.	2,106	363,285
PG&E Corp.	2,302	107,757
PPL Corp.	3,069	93,298
Southern Co.	4,501	202,680
Xcel Energy, Inc.	2,281	111,792
		1,822,039
Multi-Utilities - 0.9%
Ameren Corp.	1,086	70,134
CenterPoint Energy, Inc.	1,946	52,561
CMS Energy Corp.	1,269	62,841
Consolidated Edison, Inc.	1,391	105,716
Dominion Resources, Inc.	2,883	205,904
DTE Energy Co.	804	90,370
Public Service Enterprise Group, Inc.	2,266	121,072
Sempra Energy	1,125	123,885
WEC Energy Group, Inc.	1,414	96,718
		929,201
Water Utilities - 0.1%
American Water Works Co., Inc.	799	70,735

TOTAL UTILITIES		2,821,975

TOTAL COMMON STOCKS
(Cost $109,766,865)		104,715,195

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $2,368,623)	2,368,150	2,368,623
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $112,135,488)		107,083,818
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,909,314)
NET ASSETS - 100%		$105,174,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2018	$406,665	$10,322	$10,322

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,082
Fidelity Securities Lending Cash Central Fund	6
Total	$10,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,481,196	$10,481,196	$--	$--
Consumer Discretionary	10,105,154	10,105,154	--	--
Consumer Staples	7,647,709	7,647,709	--	--
Energy	5,798,783	5,798,783	--	--
Financials	14,801,675	14,801,675	--	--
Health Care	15,737,761	15,737,761	--	--
Industrials	9,661,721	9,661,721	--	--
Information Technology	22,881,296	22,881,296	--	--
Materials	2,254,237	2,254,237	--	--
Real Estate	2,523,688	2,523,688	--	--
Utilities	2,821,975	2,821,975	--	--
Money Market Funds	2,368,623	2,368,623	--	--
Total Investments in Securities:	$107,083,818	$107,083,818	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$10,322	$10,322	$--	$--
Total Assets	$10,322	$10,322	$--	$--
Total Derivative Instruments:	$10,322	$10,322	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,322	$0
Total Equity Risk	10,322	0
Total Value of Derivatives	$10,322	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,766,865)	$104,715,195
Fidelity Central Funds (cost $2,368,623)	2,368,623
Total Investment in Securities (cost $112,135,488)		$107,083,818
Segregated cash with brokers for derivative instruments		18,000
Cash		12,376
Receivable for investments sold		3,948
Receivable for fund shares sold		2,833,963
Dividends receivable		61,969
Distributions receivable from Fidelity Central Funds		6,213
Receivable for daily variation margin on futures contracts		3,870
Total assets		110,024,157
Liabilities
Payable for investments purchased	$4,569,301
Payable for fund shares redeemed	280,352
Total liabilities		4,849,653
Net Assets		$105,174,504
Net Assets consist of:
Paid in capital		$110,135,643
Total distributable earnings (loss)		(4,961,139)
Net Assets, for 11,247,750 shares outstanding		$105,174,504
Net Asset Value, offering price and redemption price per share ($105,174,504 ÷ 11,247,750 shares)		$9.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 13, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$88,389
Income from Fidelity Central Funds		10,088
Total income		98,477
Expenses
Independent trustees' fees and expenses	$7
Total expenses		7
Net investment income (loss)		98,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(944)
Futures contracts	(14,417)
Total net realized gain (loss)		(15,361)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,051,670)
Futures contracts	10,322
Total change in net unrealized appreciation (depreciation)		(5,041,348)
Net gain (loss)		(5,056,709)
Net increase (decrease) in net assets resulting from operations		$(4,958,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,470
Net realized gain (loss)	(15,361)
Change in net unrealized appreciation (depreciation)	(5,041,348)
Net increase (decrease) in net assets resulting from operations	(4,958,239)
Share transactions
Proceeds from sales of shares	113,838,139
Cost of shares redeemed	(3,705,396)
Net increase (decrease) in net assets resulting from share transactions	110,132,743
Total increase (decrease) in net assets	105,174,504
Net Assets
Beginning of period	–
End of period	$105,174,504
Other Information
Shares
Sold	11,641,079
Redeemed	(393,329)
Net increase (decrease)	11,247,750

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.67)
Total from investment operations	(.65)
Net asset value, end of period	$9.35
Total ReturnC	(6.50)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$105,175
Portfolio turnover rateH	1%I

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2018

% of fund's net assets
Apple, Inc.	4.1
Microsoft Corp.	3.0
Amazon.com, Inc.	2.3
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.4
12.2

Top Five Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	20.7
Health Care	14.5
Financials	14.3
Consumer Discretionary	10.2
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of October 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.7%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	303,711	$9,317,853
Atlantic Tele-Network, Inc.	443	37,429
CenturyLink, Inc.	48,532	1,001,700
Cincinnati Bell, Inc. (a)	1,962	27,841
Cogent Communications Group, Inc.	2,314	120,282
Consolidated Communications Holdings, Inc. (b)	2,828	35,407
Frontier Communications Corp. (b)	3,102	14,921
Globalstar, Inc. (a)	7,659	2,663
IDT Corp. Class B	339	2,387
Intelsat SA (a)	1,905	49,644
Iridium Communications, Inc. (a)	4,168	82,568
ORBCOMM, Inc. (a)	3,748	35,718
Verizon Communications, Inc.	201,733	11,516,937
Vonage Holdings Corp. (a)	9,723	128,927
WideOpenWest, Inc. (a)	380	3,701
Windstream Holdings, Inc. (a)	719	2,962
Zayo Group Holdings, Inc. (a)	9,784	292,346
		22,673,286
Entertainment - 1.9%
Activision Blizzard, Inc.	37,533	2,591,654
AMC Entertainment Holdings, Inc. Class A	3,103	59,764
Cinemark Holdings, Inc.	5,298	220,238
Electronic Arts, Inc. (a)	15,333	1,394,996
Glu Mobile, Inc. (a)	4,161	29,335
Liberty Media Corp.:
Liberty Braves Class A (a)	1,379	35,578
Liberty Braves Class C (a)	415	10,749
Liberty Formula One Group Series C (a)	11,018	364,475
Liberty Media Class A (a)	288	9,127
Liberty SiriusXM Series A (a)	2,651	109,327
Liberty SiriusXM Series C (a)	9,916	409,233
Lions Gate Entertainment Corp.:
Class A	4,587	87,887
Class B	3,880	69,025
Live Nation Entertainment, Inc. (a)	6,743	352,659
Marcus Corp.	1,007	39,293
Netflix, Inc. (a)	21,441	6,470,465
Pandora Media, Inc. (a)	12,953	110,101
Take-Two Interactive Software, Inc. (a)	5,651	728,244
The Madison Square Garden Co. (a)	832	230,148
The Walt Disney Co.	74,708	8,578,720
Twenty-First Century Fox, Inc.:
Class A	49,786	2,266,259
Class B	23,841	1,077,136
Viacom, Inc.:
Class A	1,491	52,737
Class B (non-vtg.)	16,197	517,980
World Wrestling Entertainment, Inc. Class A	1,835	133,203
Zynga, Inc. (a)	37,758	137,439
		26,085,772
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	14,917	16,268,182
Class C (a)	14,756	15,888,818
Care.com, Inc. (a)	730	12,848
Facebook, Inc. Class A (a)	118,028	17,915,470
IAC/InterActiveCorp (a)	3,765	740,161
Liberty TripAdvisor Holdings, Inc. (a)	3,993	57,579
Match Group, Inc. (a)	3,022	156,298
MeetMe, Inc. (a)	3,097	13,658
QuinStreet, Inc. (a)	1,680	26,712
Snap, Inc. Class A (a)(b)	12,006	79,360
TripAdvisor, Inc. (a)	5,386	280,826
TrueCar, Inc. (a)	3,366	38,305
Twitter, Inc. (a)	31,742	1,103,035
XO Group, Inc. (a)	1,112	38,486
Yelp, Inc. (a)	3,709	158,819
Zillow Group, Inc.:
Class A (a)	2,735	110,412
Class C (a)(b)	4,779	192,403
		53,081,372
Media - 1.4%
AMC Networks, Inc. Class A (a)	2,384	139,655
Cable One, Inc.	218	195,271
CBS Corp. Class B	18,238	1,045,949
Charter Communications, Inc. Class A (a)	9,645	3,089,969
Comcast Corp. Class A	231,042	8,811,942
Discovery Communications, Inc.:
Class A (a)(b)	8,087	261,938
Class C (non-vtg.) (a)	9,929	291,019
DISH Network Corp. Class A (a)	11,186	343,858
E.W. Scripps Co. Class A	2,475	41,630
Entercom Communications Corp. Class A	5,670	36,798
Entravision Communication Corp. Class A	2,719	13,432
Fluent, Inc. (a)	617	1,493
Gannett Co., Inc.	4,408	42,758
GCI Liberty, Inc. (a)	4,534	214,594
Gray Television, Inc. (a)	3,969	68,703
Hemisphere Media Group, Inc. (a)	228	3,071
Interpublic Group of Companies, Inc.	19,850	459,726
John Wiley & Sons, Inc. Class A	2,125	115,260
Liberty Broadband Corp.:
Class A (a)	1,306	108,124
Class C (a)	7,591	629,522
Liberty Global PLC:
Class A (a)	10,844	277,932
Class C (a)	29,236	732,069
Loral Space & Communications Ltd. (a)	732	32,691
Meredith Corp.	1,900	97,964
MSG Network, Inc. Class A (a)	2,816	71,949
National CineMedia, Inc.	2,297	20,558
New Media Investment Group, Inc.	2,038	28,634
News Corp.:
Class A	19,540	257,733
Class B	5,587	74,531
Nexstar Broadcasting Group, Inc. Class A	2,354	176,291
Omnicom Group, Inc.	11,362	844,424
Scholastic Corp.	1,494	64,810
Sinclair Broadcast Group, Inc. Class A	3,761	107,715
Sirius XM Holdings, Inc.	72,592	437,004
Tegna, Inc.	10,377	119,751
The New York Times Co. Class A	5,943	156,895
Tribune Media Co. Class A	3,382	128,550
tronc, Inc. (a)	942	14,215
		19,558,428
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,267	71,025
Gogo, Inc. (a)(b)	2,818	16,119
Shenandoah Telecommunications Co.	1,957	74,405
Spok Holdings, Inc.	2,301	32,260
Sprint Corp. (a)	32,420	198,410
T-Mobile U.S., Inc. (a)	14,360	984,378
Telephone & Data Systems, Inc.	4,663	143,760
U.S. Cellular Corp. (a)	645	30,812
		1,551,169

TOTAL COMMUNICATION SERVICES		122,950,027

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Adient PLC (b)	4,692	142,731
American Axle & Manufacturing Holdings, Inc. (a)	5,297	80,355
Aptiv PLC	13,346	1,024,973
Autoliv, Inc.	4,313	359,445
BorgWarner, Inc.	10,221	402,810
Cooper Tire & Rubber Co.	2,315	71,510
Cooper-Standard Holding, Inc. (a)	709	65,689
Dana Holding Corp.	7,617	118,597
Delphi Technologies PLC	4,284	91,849
Dorman Products, Inc. (a)	1,532	121,043
Fox Factory Holding Corp. (a)	1,923	103,323
Gentex Corp.	13,928	293,184
Gentherm, Inc. (a)	1,588	69,300
Hertz Global Holdings, Inc. (a)	4,252	58,465
Horizon Global Corp. (a)	442	2,480
LCI Industries	1,187	82,318
Lear Corp.	3,304	439,102
Modine Manufacturing Co. (a)	2,115	27,516
Motorcar Parts of America, Inc. (a)	813	17,219
Shiloh Industries, Inc. (a)	188	1,709
Standard Motor Products, Inc.	1,163	62,930
Stoneridge, Inc. (a)	1,084	27,544
Superior Industries International, Inc.	1,109	10,901
Tenneco, Inc.	3,262	112,311
The Goodyear Tire & Rubber Co.	11,781	248,108
Tower International, Inc.	981	29,126
Veoneer, Inc. (a)(b)	4,291	144,092
Visteon Corp. (a)	1,409	111,367
		4,319,997
Automobiles - 0.5%
Ford Motor Co.	194,702	1,859,404
General Motors Co.	63,507	2,323,721
Harley-Davidson, Inc.	8,359	319,481
REV Group, Inc.	1,337	14,587
Tesla, Inc. (a)	6,584	2,220,915
Thor Industries, Inc.	2,310	160,868
Winnebago Industries, Inc.	1,592	43,876
		6,942,852
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,333	89,611
Genuine Parts Co.	7,302	715,012
LKQ Corp. (a)	14,840	404,687
Pool Corp.	1,908	278,091
		1,487,401
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	2,809	142,220
American Public Education, Inc. (a)	775	25,366
Bridgepoint Education, Inc. (a)	1,165	11,184
Bright Horizons Family Solutions, Inc. (a)	2,727	313,360
Career Education Corp. (a)	3,877	55,751
Carriage Services, Inc.	1,406	26,798
Chegg, Inc. (a)	3,891	106,146
Frontdoor, Inc. (a)	3,769	128,334
Graham Holdings Co.	202	117,372
Grand Canyon Education, Inc. (a)	2,297	286,436
H&R Block, Inc.	10,421	276,573
Houghton Mifflin Harcourt Co. (a)	3,983	26,686
K12, Inc. (a)	2,145	45,924
Laureate Education, Inc. Class A (a)	1,393	20,742
Regis Corp. (a)	1,879	31,642
Service Corp. International	9,140	379,036
ServiceMaster Global Holdings, Inc. (a)	6,626	284,123
Sotheby's Class A (Ltd. vtg.) (a)	1,637	68,754
Strategic Education, Inc.	501	63,036
Weight Watchers International, Inc. (a)	1,314	86,855
		2,496,338
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	12,221	438,978
Belmond Ltd. Class A (a)	4,347	74,421
Biglari Holdings, Inc. (a)	11	8,250
Biglari Holdings, Inc. (a)	33	4,703
BJ's Restaurants, Inc.	774	47,353
Bloomin' Brands, Inc.	4,403	87,840
Bojangles', Inc. (a)	803	12,695
Boyd Gaming Corp.	4,012	106,559
Brinker International, Inc.	2,360	102,306
Caesars Entertainment Corp. (a)(b)	7,561	64,949
Carnival Corp.	20,267	1,135,763
Carrols Restaurant Group, Inc. (a)	1,274	16,766
Chipotle Mexican Grill, Inc. (a)	1,242	571,730
Choice Hotels International, Inc.	1,826	134,028
Churchill Downs, Inc.	714	178,222
Chuy's Holdings, Inc. (a)	688	16,767
Cracker Barrel Old Country Store, Inc. (b)	1,157	183,593
Darden Restaurants, Inc.	6,142	654,430
Dave & Buster's Entertainment, Inc.	1,914	113,979
Del Frisco's Restaurant Group, Inc. (a)	412	2,781
Del Taco Restaurants, Inc. (a)	1,465	15,969
Denny's Corp. (a)	3,786	65,687
Dine Brands Global, Inc.	775	62,806
Domino's Pizza, Inc.	2,209	593,757
Drive Shack, Inc. (a)	2,256	12,047
Dunkin' Brands Group, Inc.	4,504	326,810
El Pollo Loco Holdings, Inc. (a)	1,746	21,842
Eldorado Resorts, Inc. (a)(b)	2,761	100,777
Extended Stay America, Inc. unit	10,007	162,914
Fiesta Restaurant Group, Inc. (a)	1,392	35,928
Golden Entertainment, Inc. (a)	702	12,755
Habit Restaurants, Inc. Class A (a)	876	11,125
Hilton Grand Vacations, Inc. (a)	3,375	90,686
Hilton Worldwide Holdings, Inc.	9,997	711,486
Hyatt Hotels Corp. Class A	2,669	184,695
International Speedway Corp. Class A	1,449	54,352
Jack in the Box, Inc.	1,427	112,633
Las Vegas Sands Corp.	18,137	925,531
Marriott International, Inc. Class A	15,221	1,779,183
Marriott Vacations Worldwide Corp.	1,225	108,400
McDonald's Corp.	39,434	6,975,875
MGM Mirage, Inc.	25,213	672,683
Monarch Casino & Resort, Inc. (a)	309	11,980
Norwegian Cruise Line Holdings Ltd. (a)	8,915	392,884
Papa John's International, Inc. (b)	1,100	59,994
Penn National Gaming, Inc. (a)	4,962	120,477
Planet Fitness, Inc. (a)	4,438	217,861
Playa Hotels & Resorts NV (a)	2,729	23,442
PlayAGS, Inc. (a)	218	5,287
Potbelly Corp. (a)	785	9,169
RCI Hospitality Holdings, Inc.	159	4,163
Red Robin Gourmet Burgers, Inc. (a)	473	14,285
Red Rock Resorts, Inc.	3,550	82,147
Royal Caribbean Cruises Ltd.	8,561	896,594
Ruth's Hospitality Group, Inc.	1,251	33,815
Scientific Games Corp. Class A (a)	2,838	63,174
SeaWorld Entertainment, Inc. (a)	3,204	83,688
Shake Shack, Inc. Class A (a)	784	41,466
Six Flags Entertainment Corp.	3,707	199,659
Sonic Corp.	1,993	86,257
Starbucks Corp.	70,323	4,097,721
Texas Roadhouse, Inc. Class A	3,536	213,787
The Cheesecake Factory, Inc.	2,064	99,774
U.S. Foods Holding Corp. (a)	6,920	201,856
Vail Resorts, Inc.	2,000	502,640
Wendy's Co.	8,871	152,936
Wingstop, Inc.	1,410	88,294
Wyndham Destinations, Inc.	5,055	181,373
Wyndham Hotels & Resorts, Inc.	5,123	252,513
Wynn Resorts Ltd.	3,873	389,624
Yum! Brands, Inc.	16,701	1,509,937
Zoe's Kitchen, Inc. (a)	383	4,872
		27,035,723
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	2,217	19,532
Cavco Industries, Inc. (a)	437	87,667
Century Communities, Inc. (a)	884	18,758
D.R. Horton, Inc.	16,837	605,459
Ethan Allen Interiors, Inc.	1,561	29,878
Flexsteel Industries, Inc.	700	17,794
Garmin Ltd.	5,406	357,661
GoPro, Inc. Class A (a)(b)	4,276	28,093
Green Brick Partners, Inc. (a)	457	4,296
Hamilton Beach Brands Holding Co. Class A	96	2,229
Helen of Troy Ltd. (a)	1,311	162,721
Hooker Furniture Corp.	594	17,386
Hovnanian Enterprises, Inc. Class A (a)	2,216	3,235
Installed Building Products, Inc. (a)	734	22,358
iRobot Corp. (a)(b)	1,291	113,827
KB Home	5,096	101,767
La-Z-Boy, Inc.	2,446	67,999
Leggett & Platt, Inc.	6,377	231,549
Lennar Corp.:
Class A	11,073	475,918
Class B	3,554	127,127
LGI Homes, Inc. (a)(b)	672	28,755
Libbey, Inc.	435	3,280
M.D.C. Holdings, Inc.	1,879	52,800
M/I Homes, Inc. (a)	2,042	49,355
Meritage Homes Corp. (a)	1,619	60,308
Mohawk Industries, Inc. (a)	3,078	383,919
Newell Brands, Inc.	24,025	381,517
NVR, Inc. (a)	177	396,308
PulteGroup, Inc.	13,760	338,083
Roku, Inc. Class A (a)	767	42,645
Taylor Morrison Home Corp. (a)	4,707	77,854
Tempur Sealy International, Inc. (a)	2,297	106,144
Toll Brothers, Inc.	7,249	244,001
TopBuild Corp. (a)	1,963	89,552
TRI Pointe Homes, Inc. (a)	6,530	77,707
Tupperware Brands Corp.	2,402	84,310
Universal Electronics, Inc. (a)	598	18,699
Vuzix Corp. (a)	423	2,572
Whirlpool Corp.	3,562	390,965
William Lyon Homes, Inc. (a)	860	11,662
Zagg, Inc. (a)	1,231	14,907
		5,350,597
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,383	14,452
Amazon.com, Inc. (a)	19,789	31,623,020
Blue Apron Holdings, Inc. Class A (a)(b)	545	774
Duluth Holdings, Inc. (a)	430	13,214
eBay, Inc. (a)	48,439	1,406,184
Etsy, Inc. (a)	5,359	227,865
Expedia, Inc.	6,163	773,025
FTD Companies, Inc. (a)	295	584
Groupon, Inc. (a)	17,865	58,419
GrubHub, Inc. (a)	4,347	403,141
Lands' End, Inc. (a)	776	12,657
Liberty Expedia Holdings, Inc. (a)	2,895	125,701
Liberty Interactive Corp. QVC Group Series A (a)	23,570	517,126
NutriSystem, Inc.	1,717	61,057
Overstock.com, Inc. (a)	609	12,253
PetMed Express, Inc.	798	22,296
Quotient Technology, Inc. (a)	3,022	38,893
Shutterfly, Inc. (a)	1,629	81,450
Shutterstock, Inc.	1,065	43,537
Stamps.com, Inc. (a)	886	179,123
The Booking Holdings, Inc. (a)	2,416	4,528,985
Wayfair LLC Class A (a)	2,177	240,101
		40,383,857
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	2,475	33,858
Brunswick Corp.	4,108	213,575
Callaway Golf Co.	5,022	107,471
Hasbro, Inc.	5,598	513,393
Johnson Outdoors, Inc. Class A	260	19,581
Malibu Boats, Inc. Class A (a)	858	34,492
Mattel, Inc. (a)(b)	17,139	232,748
MCBC Holdings, Inc. (a)	763	22,646
Nautilus, Inc. (a)	1,184	14,480
Polaris Industries, Inc.	2,947	262,224
Sturm, Ruger & Co., Inc. (b)	857	50,897
Vista Outdoor, Inc. (a)	2,973	37,163
		1,542,528
Media - 0.0%
Altice U.S.A., Inc. Class A	2,671	43,564
Liberty Latin America Ltd. (a)	6,769	121,910
Liberty Latin America Ltd. Class A (a)	1,774	31,897
		197,371
Multiline Retail - 0.5%
Big Lots, Inc.	2,239	92,963
Dillard's, Inc. Class A (b)	1,123	79,082
Dollar General Corp.	12,930	1,440,143
Dollar Tree, Inc. (a)	11,811	995,667
Fred's, Inc. Class A (a)	630	1,726
JC Penney Corp., Inc. (a)(b)	17,144	25,202
Kohl's Corp.	8,334	631,134
Macy's, Inc.	15,274	523,745
Nordstrom, Inc.	5,757	378,638
Ollie's Bargain Outlet Holdings, Inc. (a)	2,392	222,217
Target Corp.	26,859	2,246,218
		6,636,735
Specialty Retail - 2.3%
Aaron's, Inc. Class A	2,951	139,081
Abercrombie & Fitch Co. Class A	3,064	60,361
Advance Auto Parts, Inc.	3,673	586,798
America's Car Mart, Inc. (a)	262	19,624
American Eagle Outfitters, Inc.	8,853	204,150
Armstrong Flooring, Inc. (a)	856	13,311
Asbury Automotive Group, Inc. (a)	1,095	71,285
Ascena Retail Group, Inc. (a)	9,235	35,555
AutoNation, Inc. (a)	3,221	130,386
AutoZone, Inc. (a)	1,352	991,651
Barnes & Noble Education, Inc. (a)	697	3,980
Barnes & Noble, Inc.	3,395	21,490
Bed Bath & Beyond, Inc. (b)	6,684	91,838
Best Buy Co., Inc.	12,810	898,750
Big 5 Sporting Goods Corp. (b)	335	1,176
Boot Barn Holdings, Inc. (a)	915	22,582
Burlington Stores, Inc. (a)	3,385	580,494
Caleres, Inc.	1,875	64,125
Camping World Holdings, Inc.	1,624	27,852
CarMax, Inc. (a)	8,975	609,492
Cars.com, Inc. (a)	3,177	82,951
Chico's FAS, Inc.	5,521	42,346
Citi Trends, Inc.	1,141	28,902
Conn's, Inc. (a)	1,362	37,836
Dick's Sporting Goods, Inc.	3,857	136,422
DSW, Inc. Class A	3,643	96,722
Express, Inc. (a)	3,181	28,025
Five Below, Inc. (a)	2,714	308,907
Floor & Decor Holdings, Inc. Class A (a)(b)	1,384	35,403
Foot Locker, Inc.	6,011	283,359
Francesca's Holdings Corp. (a)	707	2,149
GameStop Corp. Class A (b)	5,110	74,606
Gap, Inc.	10,581	288,861
Genesco, Inc. (a)	1,215	51,990
GNC Holdings, Inc. Class A (a)(b)	3,232	11,894
Group 1 Automotive, Inc.	814	47,000
Guess?, Inc.	2,689	57,114
Haverty Furniture Companies, Inc.	1,794	36,382
Hibbett Sports, Inc. (a)	917	16,020
Home Depot, Inc.	57,722	10,152,145
Kirkland's, Inc. (a)	270	2,730
L Brands, Inc.	12,225	396,335
Lithia Motors, Inc. Class A (sub. vtg.)	1,249	111,261
Lowe's Companies, Inc.	41,232	3,926,111
Lumber Liquidators Holdings, Inc. (a)(b)	1,469	17,569
MarineMax, Inc. (a)	854	19,437
Michaels Companies, Inc. (a)(b)	5,606	88,855
Monro, Inc.	1,599	118,966
Murphy U.S.A., Inc. (a)	1,677	135,217
O'Reilly Automotive, Inc. (a)	4,217	1,352,603
Office Depot, Inc.	26,791	68,585
Party City Holdco, Inc. (a)	1,854	19,411
Penske Automotive Group, Inc.	1,547	68,656
Pier 1 Imports, Inc.	1,466	2,331
Rent-A-Center, Inc. (a)	2,757	39,287
RH (a)(b)	866	100,205
Ross Stores, Inc.	19,094	1,890,306
Sally Beauty Holdings, Inc. (a)	6,042	107,608
Shoe Carnival, Inc.	529	21,546
Signet Jewelers Ltd.	3,033	170,000
Sleep Number Corp. (a)	2,191	79,687
Sonic Automotive, Inc. Class A (sub. vtg.)	1,279	23,175
Sportsman's Warehouse Holdings, Inc. (a)	690	3,471
Tailored Brands, Inc.	2,418	50,802
The Buckle, Inc.	1,849	37,720
The Cato Corp. Class A (sub. vtg.)	1,036	19,974
The Children's Place Retail Stores, Inc.	908	135,655
Tiffany & Co., Inc.	5,050	562,065
Tile Shop Holdings, Inc.	656	4,264
Tilly's, Inc.	619	10,981
TJX Companies, Inc.	31,382	3,448,254
Tractor Supply Co.	6,236	573,026
Ulta Beauty, Inc. (a)	2,925	802,971
Urban Outfitters, Inc. (a)	3,824	150,895
Vitamin Shoppe, Inc. (a)	482	3,745
Williams-Sonoma, Inc.	3,984	236,570
Zumiez, Inc. (a)	879	20,446
		31,213,735
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	2,303	221,042
Columbia Sportswear Co.	1,440	130,003
Crocs, Inc. (a)	3,063	62,914
Deckers Outdoor Corp. (a)	1,613	205,125
Emerald Expositions Events, Inc.	285	4,167
Fossil Group, Inc. (a)	2,275	49,390
G-III Apparel Group Ltd. (a)	1,816	72,386
Garrett Motion, Inc. (a)	4,522	68,599
Hanesbrands, Inc.	17,699	303,715
J.Jill, Inc. (a)	220	1,111
lululemon athletica, Inc. (a)	4,748	668,186
Michael Kors Holdings Ltd. (a)	7,696	426,435
Movado Group, Inc.	857	33,003
NIKE, Inc. Class B	64,938	4,872,948
Oxford Industries, Inc.	700	62,286
PetIQ, Inc. Class A (a)	322	10,195
PVH Corp.	3,870	467,457
Ralph Lauren Corp.	2,815	364,852
Samsonite International SA	67,800	194,531
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,476	185,019
Steven Madden Ltd.	4,495	140,559
Stitch Fix, Inc. (a)(b)	334	8,804
Tapestry, Inc.	14,118	597,333
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,031	155,455
Class C (non-vtg.) (a)(b)	11,698	231,971
Unifi, Inc. (a)	877	20,075
Vera Bradley, Inc. (a)	944	12,451
VF Corp.	16,282	1,349,452
Wolverine World Wide, Inc.	4,593	161,536
		11,081,000

TOTAL CONSUMER DISCRETIONARY		138,688,134

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	413	126,911
Brown-Forman Corp. Class B (non-vtg.)	12,106	560,992
Coca-Cola Bottling Co. Consolidated	189	32,627
Constellation Brands, Inc. Class A (sub. vtg.)	8,582	1,709,792
Craft Brew Alliance, Inc. (a)	156	2,861
Keurig Dr. Pepper, Inc.	8,991	233,766
MGP Ingredients, Inc. (b)	737	52,452
Molson Coors Brewing Co. Class B	9,177	587,328
Monster Beverage Corp. (a)	20,566	1,086,913
National Beverage Corp. (a)	593	54,823
PepsiCo, Inc.	70,348	7,905,708
Primo Water Corp. (a)	1,410	23,505
The Coca-Cola Co.	189,223	9,059,997
		21,437,675
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,559	56,124
Casey's General Stores, Inc.	1,991	251,085
Chefs' Warehouse Holdings (a)	1,004	33,765
Costco Wholesale Corp.	21,582	4,934,293
Ingles Markets, Inc. Class A	557	18,348
Kroger Co.	44,290	1,318,070
Performance Food Group Co. (a)	4,083	119,714
PriceSmart, Inc.	1,075	75,411
Rite Aid Corp. (a)(b)	49,888	59,866
Smart & Final Stores, Inc. (a)	525	2,651
SpartanNash Co.	1,459	26,043
Sprouts Farmers Market LLC (a)	6,051	162,711
Sysco Corp.	23,698	1,690,378
United Natural Foods, Inc. (a)	2,619	56,911
Walgreens Boots Alliance, Inc.	42,987	3,429,073
Walmart, Inc.	72,351	7,255,358
Weis Markets, Inc.	914	42,181
Welbilt, Inc. (a)	6,332	118,535
		19,650,517
Food Products - 1.2%
Archer Daniels Midland Co.	27,322	1,290,965
B&G Foods, Inc. Class A (b)	3,471	90,385
Bunge Ltd.	6,861	424,010
Cal-Maine Foods, Inc.	1,607	78,213
Calavo Growers, Inc.	721	69,937
Campbell Soup Co. (b)	9,415	352,215
Conagra Brands, Inc.	20,066	714,350
Darling International, Inc. (a)	9,144	188,915
Dean Foods Co.	4,885	39,031
Farmer Brothers Co. (a)	246	5,931
Flowers Foods, Inc.	9,316	179,892
Fresh Del Monte Produce, Inc.	1,990	65,730
Freshpet, Inc. (a)	960	36,576
General Mills, Inc.	28,317	1,240,285
Hormel Foods Corp. (b)	13,216	576,746
Hostess Brands, Inc. Class A (a)	3,147	32,729
Ingredion, Inc.	3,554	359,594
J&J Snack Foods Corp.	748	116,808
John B. Sanfilippo & Son, Inc.	453	28,566
Kellogg Co.	12,356	809,071
Lamb Weston Holdings, Inc.	7,226	564,784
Lancaster Colony Corp.	931	159,555
McCormick & Co., Inc. (non-vtg.)	5,937	854,928
Mondelez International, Inc.	73,654	3,091,995
Pilgrim's Pride Corp. (a)	3,068	54,181
Post Holdings, Inc. (a)	3,256	287,896
Sanderson Farms, Inc.	1,039	102,227
Seaboard Corp.	12	46,380
The Hain Celestial Group, Inc. (a)	5,297	131,789
The Hershey Co.	6,918	741,264
The J.M. Smucker Co.	5,576	603,992
The Kraft Heinz Co.	29,621	1,628,266
Tootsie Roll Industries, Inc.	1,483	46,818
TreeHouse Foods, Inc. (a)	2,665	121,417
Tyson Foods, Inc. Class A	14,792	886,337
		16,021,778
Household Products - 1.3%
Central Garden & Pet Co. (a)	435	14,129
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,910	56,632
Church & Dwight Co., Inc.	12,504	742,362
Clorox Co.	6,308	936,423
Colgate-Palmolive Co.	43,523	2,591,795
Energizer Holdings, Inc.	3,145	184,832
Kimberly-Clark Corp.	17,463	1,821,391
Orchids Paper Products Co. (a)	56	87
Procter & Gamble Co.	125,919	11,166,497
Spectrum Brands Holdings, Inc.	1,209	78,525
WD-40 Co.	780	130,322
		17,722,995
Personal Products - 0.2%
Avon Products, Inc. (a)	23,141	45,356
Coty, Inc. Class A	23,532	248,263
Edgewell Personal Care Co. (a)	2,730	130,985
elf Beauty, Inc. (a)(b)	1,086	11,522
Estee Lauder Companies, Inc. Class A	11,128	1,529,432
Herbalife Nutrition Ltd. (a)	6,070	323,288
Inter Parfums, Inc.	962	56,748
MediFast, Inc.	486	102,876
Natural Health Trends Corp.	119	2,706
Nu Skin Enterprises, Inc. Class A	2,526	177,376
Revlon, Inc. (a)	432	9,072
USANA Health Sciences, Inc. (a)	583	68,223
		2,705,847
Tobacco - 0.9%
22nd Century Group, Inc. (a)	4,650	11,253
Altria Group, Inc.	94,375	6,138,150
Philip Morris International, Inc.	76,916	6,773,992
Universal Corp.	1,184	80,346
Vector Group Ltd.	5,085	68,749
		13,072,490

TOTAL CONSUMER STAPLES		90,611,302

ENERGY - 5.3%
Energy Equipment & Services - 0.7%
Archrock, Inc.	2,729	28,000
Baker Hughes, a GE Co. Class A	21,356	569,992
Basic Energy Services, Inc. (a)	425	3,302
Bristow Group, Inc. (a)	1,523	16,768
C&J Energy Services, Inc. (a)	3,574	67,120
Carbo Ceramics, Inc. (a)(b)	399	1,927
Core Laboratories NV	2,086	177,811
Diamond Offshore Drilling, Inc. (a)	2,783	39,463
Dril-Quip, Inc. (a)	2,237	95,207
Ensco PLC Class A	21,570	154,010
Exterran Corp. (a)	1,672	34,928
Forum Energy Technologies, Inc. (a)	3,505	31,405
Frank's International NV (a)	3,075	21,833
FTS International, Inc. (a)	362	4,637
Halliburton Co.	42,952	1,489,575
Helix Energy Solutions Group, Inc. (a)	7,159	60,995
Helmerich & Payne, Inc.	6,004	373,989
Hornbeck Offshore Services, Inc. (a)	634	1,997
Key Energy Services, Inc. (a)	124	1,122
KLX Energy Services Holdings, Inc. (a)	1,007	29,092
Mammoth Energy Services, Inc.	457	11,407
Matrix Service Co. (a)	1,745	35,476
McDermott International, Inc. (a)	5,876	45,421
Nabors Industries Ltd.	18,130	90,106
National Oilwell Varco, Inc.	19,061	701,445
NCS Multistage Holdings, Inc. (a)	143	1,616
Newpark Resources, Inc. (a)	3,310	27,175
Noble Corp. (a)	10,565	53,036
Oceaneering International, Inc. (a)	5,585	105,780
Oil States International, Inc. (a)	2,147	47,814
Patterson-UTI Energy, Inc.	10,400	173,056
Pioneer Energy Services Corp. (a)	1,501	4,458
Rowan Companies PLC (a)	5,329	84,784
RPC, Inc.	2,394	35,623
Schlumberger Ltd.	69,027	3,541,775
SEACOR Holdings, Inc. (a)	768	36,856
SEACOR Marine Holdings, Inc. (a)	662	12,101
Smart Sand, Inc. (a)(b)	382	1,058
Solaris Oilfield Infrastructure, Inc. Class A (a)	843	11,128
Superior Energy Services, Inc. (a)	6,926	54,231
TechnipFMC PLC	21,844	574,497
TETRA Technologies, Inc. (a)	6,072	18,034
Transocean Ltd. (United States) (a)(b)	21,655	238,422
U.S. Silica Holdings, Inc.	3,704	51,856
Unit Corp. (a)	2,436	56,345
Weatherford International PLC (a)(b)	47,907	64,674
		9,281,347
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	7,061	12,992
Anadarko Petroleum Corp.	27,242	1,449,274
Antero Resources Corp. (a)	10,007	159,011
Apache Corp.	18,755	709,502
Approach Resources, Inc. (a)(b)	686	1,146
Arch Coal, Inc.	1,337	128,218
Ardmore Shipping Corp. (a)	647	4,180
Bonanza Creek Energy, Inc. (a)	737	18,978
Cabot Oil & Gas Corp.	22,934	555,691
California Resources Corp. (a)	1,827	57,258
Callon Petroleum Co. (a)	9,204	91,764
Carrizo Oil & Gas, Inc. (a)	4,114	74,916
Centennial Resource Development, Inc. Class A (a)	8,621	165,178
Cheniere Energy, Inc. (a)	10,070	608,329
Chesapeake Energy Corp. (a)(b)	45,894	161,088
Chevron Corp.	93,871	10,480,697
Cimarex Energy Co.	4,764	378,595
Clean Energy Fuels Corp. (a)	5,386	11,903
Cloud Peak Energy, Inc. (a)	1,411	2,413
CNX Resources Corp. (a)	11,928	186,673
Concho Resources, Inc. (a)	7,433	1,033,856
ConocoPhillips Co.	59,348	4,148,425
CONSOL Energy, Inc. (a)	1,093	43,545
Contango Oil & Gas Co. (a)	437	2,207
Continental Resources, Inc. (a)	4,488	236,428
CVR Energy, Inc.	695	29,885
Delek U.S. Holdings, Inc.	4,019	147,578
Denbury Resources, Inc. (a)	19,836	68,434
Devon Energy Corp.	25,902	839,225
Diamondback Energy, Inc.	4,800	539,328
Eclipse Resources Corp. (a)	1,554	1,772
Energen Corp. (a)	4,711	339,051
EOG Resources, Inc.	28,707	3,023,995
EP Energy Corp. (a)	768	1,382
EQT Corp.	11,988	407,232
Extraction Oil & Gas, Inc. (a)	6,442	51,472
Exxon Mobil Corp.	209,393	16,684,434
Green Plains, Inc.	1,742	29,684
Gulfport Energy Corp. (a)	8,552	77,909
Halcon Resources Corp. (a)	8,641	28,688
Hess Corp.	13,533	776,794
Highpoint Resources, Inc. (a)	3,525	13,113
HollyFrontier Corp.	8,727	588,549
International Seaways, Inc. (a)	1,272	27,361
Jones Energy, Inc. (a)	25	80
Kinder Morgan, Inc.	96,115	1,635,877
Kosmos Energy Ltd. (a)	10,063	65,309
Laredo Petroleum, Inc. (a)	5,872	30,769
Marathon Oil Corp.	41,469	787,496
Marathon Petroleum Corp.	24,341	1,714,823
Matador Resources Co. (a)	4,527	130,559
Midstates Petroleum Co., Inc. (a)	1,834	13,223
Murphy Oil Corp.	8,316	264,948
NACCO Industries, Inc. Class A	326	11,260
Newfield Exploration Co. (a)	9,660	195,132
Nine Energy Service, Inc. (a)	129	4,777
Noble Energy, Inc.	23,883	593,493
Oasis Petroleum, Inc. (a)	13,296	133,758
Occidental Petroleum Corp.	38,010	2,549,331
ONEOK, Inc.	20,540	1,347,424
Overseas Shipholding Group, Inc. (a)	643	2,019
Pacific Ethanol, Inc. (a)	673	1,104
Par Pacific Holdings, Inc. (a)	1,170	20,686
Parsley Energy, Inc. Class A (a)	11,956	280,010
PBF Energy, Inc. Class A	5,716	239,215
PDC Energy, Inc. (a)	3,288	139,576
Peabody Energy Corp.	5,250	186,113
Penn Virginia Corp. (a)	573	39,411
Phillips 66 Co.	21,366	2,196,852
Pioneer Natural Resources Co.	8,543	1,258,128
QEP Resources, Inc. (a)	10,821	96,415
Range Resources Corp.	11,539	182,893
Renewable Energy Group, Inc. (a)	1,753	54,483
Resolute Energy Corp. (a)(b)	850	23,656
Rex American Resources Corp. (a)	539	39,978
Ring Energy, Inc. (a)	1,832	13,062
Sanchez Energy Corp. (a)	1,480	2,457
SandRidge Energy, Inc. (a)	1,787	15,994
SemGroup Corp. Class A	3,146	58,170
SM Energy Co.	5,067	123,331
Southwestern Energy Co. (a)	24,174	129,089
SRC Energy, Inc. (a)	10,983	77,760
Talos Energy, Inc. (a)	876	22,829
Targa Resources Corp.	10,469	540,933
Teekay Corp.	3,958	26,242
Teekay Tankers Ltd.	2,146	2,382
Tellurian, Inc. (a)(b)	3,095	24,760
The Williams Companies, Inc.	40,510	985,608
Ultra Petroleum Corp. (a)	8,666	10,399
Uranium Energy Corp. (a)(b)	2,533	3,369
Valero Energy Corp.	21,744	1,980,661
W&T Offshore, Inc. (a)	4,735	31,914
Whiting Petroleum Corp. (a)	4,860	181,278
WildHorse Resource Development Corp. (a)	934	19,810
World Fuel Services Corp.	3,379	108,128
WPX Energy, Inc. (a)	20,387	327,007
		63,322,134

TOTAL ENERGY		72,603,481

FINANCIALS - 14.3%
Banks - 6.2%
1st Source Corp.	1,038	48,360
Ameris Bancorp	2,195	94,144
Associated Banc-Corp.	7,744	179,506
Atlantic Capital Bancshares, Inc. (a)	497	7,490
Banc of California, Inc.	1,582	25,233
BancFirst Corp.	880	50,494
Bancorp, Inc., Delaware (a)	2,852	29,946
BancorpSouth Bank	4,393	126,079
Bank of America Corp.	479,551	13,187,653
Bank of Hawaii Corp.	1,798	141,035
Bank of Marin Bancorp	451	38,330
Bank of the Ozarks, Inc.	6,089	166,595
BankUnited, Inc.	5,644	186,816
Banner Corp.	1,491	86,210
BB&T Corp.	39,273	1,930,661
Berkshire Hills Bancorp, Inc.	1,864	62,202
BOK Financial Corp.	1,234	105,791
Boston Private Financial Holdings, Inc.	4,978	67,203
Bridge Bancorp, Inc.	1,545	45,887
Brookline Bancorp, Inc., Delaware	2,862	44,361
Bryn Mawr Bank Corp.	931	37,184
Byline Bancorp, Inc. (a)	61	1,342
Cadence Bancorp Class A	1,240	27,354
Camden National Corp.	846	34,305
Carolina Financial Corp.	547	18,100
Cathay General Bancorp	4,063	153,053
Centerstate Banks of Florida, Inc.	3,035	74,600
Central Pacific Financial Corp.	1,046	28,284
Chemical Financial Corp.	4,006	187,721
CIT Group, Inc.	6,754	320,005
Citigroup, Inc.	130,837	8,564,590
Citizens Financial Group, Inc.	23,949	894,495
City Holding Co.	835	61,606
Columbia Banking Systems, Inc.	4,124	152,959
Comerica, Inc.	8,894	725,395
Commerce Bancshares, Inc.	4,813	306,107
Community Bank System, Inc.	2,133	124,546
Community Trust Bancorp, Inc.	866	39,412
ConnectOne Bancorp, Inc.	919	19,051
Cullen/Frost Bankers, Inc.	2,692	263,601
Customers Bancorp, Inc. (a)	1,509	30,919
CVB Financial Corp.	4,448	97,189
Eagle Bancorp, Inc. (a)	1,390	68,346
East West Bancorp, Inc.	7,215	378,355
Enterprise Financial Services Corp.	1,237	53,748
Equity Bancshares, Inc. (a)	221	7,976
FCB Financial Holdings, Inc. Class A (a)	2,368	92,660
Fidelity Southern Corp.	1,582	36,734
Fifth Third Bancorp	34,557	932,693
Financial Institutions, Inc.	275	7,851
First Bancorp, North Carolina	1,576	58,139
First Bancorp, Puerto Rico (a)	8,592	79,304
First Busey Corp.	2,319	64,746
First Citizen Bancshares, Inc.	428	182,598
First Commonwealth Financial Corp.	5,687	76,775
First Financial Bancorp, Ohio	3,340	87,408
First Financial Bankshares, Inc.	3,392	200,094
First Foundation, Inc. (a)	1,566	25,385
First Hawaiian, Inc.	1,825	45,224
First Horizon National Corp.	16,542	266,988
First Internet Bancorp	129	3,324
First Interstate Bancsystem, Inc.	575	23,840
First Merchants Corp.	1,818	75,647
First Midwest Bancorp, Inc., Delaware	5,442	124,948
First of Long Island Corp.	1,241	25,081
First Republic Bank	8,084	735,563
Flushing Financial Corp.	1,259	28,567
FNB Corp., Pennsylvania	18,705	221,280
Franklin Financial Network, Inc. (a)	808	27,391
Fulton Financial Corp.	10,643	170,394
German American Bancorp, Inc.	1,175	37,259
Glacier Bancorp, Inc.	4,183	177,359
Great Western Bancorp, Inc.	2,655	97,306
Green Bancorp, Inc.	1,388	25,678
Guaranty Bancorp	1,133	29,481
Hancock Whitney Corp.	4,997	209,674
Hanmi Financial Corp.	1,435	30,106
Heartland Financial U.S.A., Inc.	1,298	68,976
Heritage Commerce Corp.	1,035	15,018
Heritage Financial Corp., Washington	1,167	38,184
Hilltop Holdings, Inc.	4,641	92,356
Home Bancshares, Inc.	7,192	136,936
Hope Bancorp, Inc.	5,564	80,567
Horizon Bancorp, Inc. Indiana	1,873	31,391
Huntington Bancshares, Inc.	55,022	788,465
IBERIABANK Corp.	2,812	209,466
Independent Bank Corp.	418	9,250
Independent Bank Corp., Massachusetts	1,386	108,732
Independent Bank Group, Inc.	853	49,397
International Bancshares Corp.	2,344	90,713
Investors Bancorp, Inc.	14,125	157,918
JPMorgan Chase & Co.	171,407	18,686,791
KeyCorp	52,686	956,778
Lakeland Bancorp, Inc.	2,157	35,526
Lakeland Financial Corp.	1,830	78,745
LegacyTexas Financial Group, Inc.	2,288	88,157
Live Oak Bancshares, Inc.	1,051	19,338
Luther Burbank Corp.	172	1,663
M&T Bank Corp.	7,463	1,234,455
MB Financial, Inc.	4,348	193,008
Merchants Bancorp/IN	115	2,645
Metropolitan Bank Holding Corp. (a)	40	1,474
Midland States Bancorp, Inc.	38	1,025
National Bank Holdings Corp.	1,181	39,871
National Commerce Corp. (a)	219	8,125
NBT Bancorp, Inc.	2,145	78,271
OFG Bancorp	2,166	37,017
Old National Bancorp, Indiana	7,871	140,497
Opus Bank	1,257	23,870
Pacific Premier Bancorp, Inc. (a)	1,671	48,843
PacWest Bancorp	6,934	281,659
Park National Corp.	839	76,685
Peapack-Gladstone Financial Corp.	331	8,934
Peoples United Financial, Inc.	16,908	264,779
Pinnacle Financial Partners, Inc.	3,859	201,826
PNC Financial Services Group, Inc.	23,611	3,033,777
Popular, Inc.	4,921	255,941
Preferred Bank, Los Angeles	624	32,080
Prosperity Bancshares, Inc.	3,270	212,648
QCR Holdings, Inc.	349	12,714
Regions Financial Corp.	56,717	962,487
Renasant Corp.	2,764	96,408
S&T Bancorp, Inc.	2,173	87,159
Sandy Spring Bancorp, Inc.	1,481	52,650
Seacoast Banking Corp., Florida (a)	2,012	52,936
ServisFirst Bancshares, Inc.	1,938	69,729
Signature Bank	2,570	282,443
Simmons First National Corp. Class A	4,108	110,012
South State Corp.	2,048	138,588
Southside Bancshares, Inc.	1,780	56,390
State Bank Financial Corp.	1,853	47,381
Sterling Bancorp	11,772	211,661
Stock Yards Bancorp, Inc.	767	24,322
SunTrust Banks, Inc.	23,779	1,489,992
SVB Financial Group (a)	2,582	612,528
Synovus Financial Corp.	5,578	209,510
TCF Financial Corp.	7,842	163,741
Texas Capital Bancshares, Inc. (a)	2,276	148,463
Tompkins Financial Corp.	466	34,079
TowneBank	2,776	78,089
Trico Bancshares	591	21,288
TriState Capital Holdings, Inc. (a)	823	20,756
Triumph Bancorp, Inc. (a)	808	28,975
Trustmark Corp.	4,938	152,090
U.S. Bancorp	77,759	4,064,463
UMB Financial Corp.	2,471	157,773
Umpqua Holdings Corp.	11,104	213,197
Union Bankshares Corp.	2,376	81,117
United Bankshares, Inc., West Virginia	6,106	202,536
United Community Bank, Inc.	4,710	117,138
Univest Corp. of Pennsylvania	1,023	25,534
Valley National Bancorp	15,063	150,329
Veritex Holdings, Inc. (a)	1,388	32,701
Washington Trust Bancorp, Inc.	1,272	65,317
Webster Financial Corp.	4,307	253,424
Wells Fargo & Co.	219,154	11,665,567
WesBanco, Inc.	1,946	78,035
Westamerica Bancorp.	1,323	77,012
Western Alliance Bancorp. (a)	4,849	233,916
Wintrust Financial Corp.	2,563	195,147
Zions Bancorporation	10,016	471,253
		84,664,383
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	3,034	344,844
Ameriprise Financial, Inc.	7,254	922,999
Arlington Asset Investment Corp.	467	3,927
Artisan Partners Asset Management, Inc.	1,925	52,764
B. Riley Financial, Inc.	357	6,872
Bank of New York Mellon Corp.	50,811	2,404,885
BGC Partners, Inc. Class A	11,129	117,856
BlackRock, Inc. Class A	6,122	2,518,713
Blucora, Inc. (a)	2,353	68,049
Brighthouse Financial, Inc. (a)	4,591	181,941
Cboe Global Markets, Inc.	5,708	644,148
Charles Schwab Corp.	59,263	2,740,321
CME Group, Inc.	16,811	3,080,448
Cohen & Steers, Inc.	813	31,211
Cowen Group, Inc. Class A (a)	1,675	24,790
Diamond Hill Investment Group, Inc.	196	33,747
E*TRADE Financial Corp.	13,324	658,472
Eaton Vance Corp. (non-vtg.)	5,722	257,776
Evercore, Inc. Class A	1,845	150,718
FactSet Research Systems, Inc.	1,945	435,213
Federated Investors, Inc. Class B (non-vtg.)	4,312	106,377
Franklin Resources, Inc.	15,921	485,591
Gain Capital Holdings, Inc.	375	2,865
Goldman Sachs Group, Inc.	17,420	3,925,945
Greenhill & Co., Inc. (b)	1,138	25,093
Hamilton Lane, Inc. Class A	764	29,322
Houlihan Lokey	1,039	42,786
Interactive Brokers Group, Inc.	3,675	181,582
IntercontinentalExchange, Inc.	28,881	2,224,992
INTL FCStone, Inc. (a)	852	38,579
Invesco Ltd.	19,718	428,078
Investment Technology Group, Inc.	1,584	43,528
Janus Henderson Group PLC	8,900	218,673
Lazard Ltd. Class A	6,109	242,772
Legg Mason, Inc.	4,530	127,837
LPL Financial	4,638	285,701
MarketAxess Holdings, Inc.	1,910	400,470
Moelis & Co. Class A	1,499	60,500
Moody's Corp.	8,289	1,205,884
Morgan Stanley	69,155	3,157,617
Morningstar, Inc.	1,018	127,046
MSCI, Inc.	4,426	665,582
Northern Trust Corp.	10,548	992,250
Oppenheimer Holdings, Inc. Class A (non-vtg.)	168	5,168
Piper Jaffray Companies	893	61,956
PJT Partners, Inc.	685	31,058
Raymond James Financial, Inc.	6,431	493,193
S&P Global, Inc.	12,658	2,307,807
SEI Investments Co.	6,996	373,936
State Street Corp.	18,487	1,270,981
Stifel Financial Corp.	3,747	171,313
T. Rowe Price Group, Inc.	12,134	1,176,877
TD Ameritrade Holding Corp.	13,334	689,634
The NASDAQ OMX Group, Inc.	5,924	513,670
Virtu Financial, Inc. Class A	1,992	47,250
Virtus Investment Partners, Inc.	286	28,411
Waddell & Reed Financial, Inc. Class A (b)	3,526	67,241
Westwood Holdings Group, Inc.	188	7,962
WisdomTree Investments, Inc.	4,766	37,032
		36,982,253
Consumer Finance - 0.7%
Ally Financial, Inc.	21,937	557,419
American Express Co.	35,726	3,670,132
Capital One Financial Corp.	24,216	2,162,489
Credit Acceptance Corp. (a)(b)	634	269,082
Discover Financial Services	18,102	1,261,166
Elevate Credit, Inc. (a)	204	869
Encore Capital Group, Inc. (a)	888	22,564
Enova International, Inc. (a)	1,277	30,201
EZCORP, Inc. (non-vtg.) Class A (a)(b)	2,363	23,488
First Cash Financial Services, Inc.	2,297	184,679
Green Dot Corp. Class A (a)	2,264	171,475
LendingClub Corp. (a)	16,396	52,959
Navient Corp.	14,142	163,764
Nelnet, Inc. Class A	788	44,357
OneMain Holdings, Inc. (a)	3,328	94,915
PRA Group, Inc. (a)	1,946	60,015
Regional Management Corp. (a)	123	3,550
Santander Consumer U.S.A. Holdings, Inc.	5,965	111,844
SLM Corp. (a)	21,154	214,502
Synchrony Financial	36,948	1,067,058
World Acceptance Corp. (a)	222	22,531
		10,189,059
Diversified Financial Services - 1.7%
Acushnet Holdings Corp.	2,806	68,551
Berkshire Hathaway, Inc. Class B (a)	95,044	19,510,632
Cannae Holdings, Inc. (a)	3,709	68,505
Donnelley Financial Solutions, Inc. (a)	1,712	26,622
FB Financial Corp.	326	11,892
Granite Point Mortgage Trust, Inc.	2,115	39,360
Jefferies Financial Group, Inc.	15,404	330,724
Linde PLC	13,965	2,310,789
On Deck Capital, Inc. (a)	1,793	12,372
Rafael Holdings, Inc. (a)	178	1,449
Victory Capital Holdings, Inc. (a)	222	1,732
Voya Financial, Inc.	9,441	413,138
		22,795,766
Insurance - 2.6%
AFLAC, Inc.	38,591	1,662,114
Alleghany Corp.	806	484,148
Allstate Corp.	17,722	1,696,350
AMBAC Financial Group, Inc. (a)	1,829	37,641
American Equity Investment Life Holding Co.	4,371	136,463
American Financial Group, Inc.	3,428	342,903
American International Group, Inc.	44,630	1,842,773
American National Insurance Co.	560	69,014
Amerisafe, Inc.	1,102	71,729
AmTrust Financial Services, Inc.	4,120	59,081
Aon PLC	12,366	1,931,322
Arch Capital Group Ltd. (a)	19,853	563,230
Argo Group International Holdings, Ltd.	1,466	90,320
Arthur J. Gallagher & Co.	8,939	661,575
Aspen Insurance Holdings Ltd.	3,078	128,907
Assurant, Inc.	2,608	253,524
Assured Guaranty Ltd.	5,530	221,089
Athene Holding Ltd. (a)	3,878	177,302
Axis Capital Holdings Ltd.	4,463	248,991
Brown & Brown, Inc.	11,250	317,025
Chubb Ltd.	22,879	2,857,816
Cincinnati Financial Corp.	7,499	589,721
CNO Financial Group, Inc.	8,640	163,296
eHealth, Inc. (a)	634	21,784
Employers Holdings, Inc.	1,459	67,056
Enstar Group Ltd. (a)	483	87,713
Erie Indemnity Co. Class A	812	105,308
Everest Re Group Ltd.	2,024	440,949
FBL Financial Group, Inc. Class A	458	31,593
First American Financial Corp.	5,315	235,614
FNF Group	13,333	445,989
Genworth Financial, Inc. Class A (a)	23,027	98,556
Greenlight Capital Re, Ltd. (a)	827	9,585
Hanover Insurance Group, Inc.	2,010	223,874
Hartford Financial Services Group, Inc.	17,985	816,879
HCI Group, Inc.	193	8,428
Health Insurance Innovations, Inc. (a)	519	25,379
Heritage Insurance Holdings, Inc.	480	6,701
Horace Mann Educators Corp.	1,620	63,634
James River Group Holdings Ltd.	1,077	41,465
Kemper Corp.	2,396	180,155
Kinsale Capital Group, Inc.	1,087	64,905
Lincoln National Corp.	10,891	655,529
Loews Corp.	13,677	636,801
Maiden Holdings Ltd.	4,427	15,539
Markel Corp. (a)	687	751,056
Marsh & McLennan Companies, Inc.	25,247	2,139,683
MBIA, Inc. (a)(b)	4,254	42,115
Mercury General Corp.	1,859	110,257
MetLife, Inc.	52,465	2,161,033
National General Holdings Corp.	3,998	111,384
National Western Life Group, Inc.	153	41,200
Navigators Group, Inc.	1,024	70,810
Old Republic International Corp.	12,133	267,533
Primerica, Inc.	2,241	245,927
Principal Financial Group, Inc.	13,113	617,229
ProAssurance Corp.	2,541	111,601
Progressive Corp.	28,745	2,003,527
Prudential Financial, Inc.	21,116	1,980,258
Reinsurance Group of America, Inc.	3,179	452,594
RenaissanceRe Holdings Ltd.	1,900	232,104
RLI Corp.	2,059	152,222
Safety Insurance Group, Inc.	582	48,469
Selective Insurance Group, Inc.	2,943	190,854
Stewart Information Services Corp.	1,085	44,789
The Travelers Companies, Inc.	13,549	1,695,386
Third Point Reinsurance Ltd. (a)	5,535	61,217
Torchmark Corp.	5,214	441,417
Trupanion, Inc. (a)(b)	1,083	27,357
United Fire Group, Inc.	1,126	60,613
United Insurance Holdings Corp.	518	10,215
Universal Insurance Holdings, Inc.	1,376	57,764
Unum Group	11,174	405,169
W.R. Berkley Corp.	4,783	363,030
White Mountains Insurance Group Ltd.	195	172,901
Willis Group Holdings PLC	6,474	926,818
		34,886,302
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	745	12,889
AGNC Investment Corp.	19,056	339,959
Annaly Capital Management, Inc.	56,461	557,270
Anworth Mortgage Asset Corp.	1,969	8,585
Apollo Commercial Real Estate Finance, Inc.	4,033	75,457
Arbor Realty Trust, Inc. (b)	2,347	28,352
Ares Commercial Real Estate Corp.	791	11,446
Armour Residential REIT, Inc.	1,738	37,854
Blackstone Mortgage Trust, Inc.	4,903	165,427
Capstead Mortgage Corp.	7,143	49,001
Cherry Hill Mortgage Investment Corp.	157	2,812
Chimera Investment Corp.	9,493	176,570
Dynex Capital, Inc.	719	4,163
Ellington Residential Mortgage REIT	61	644
Exantas Capital Corp.	895	10,149
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,805	37,454
Invesco Mortgage Capital, Inc.	6,801	102,559
Ladder Capital Corp. Class A	3,767	63,436
MFA Financial, Inc.	19,997	138,579
New Residential Investment Corp.	15,902	284,328
New York Mortgage Trust, Inc. (b)	6,793	41,709
Orchid Island Capital, Inc.	1,066	6,972
PennyMac Mortgage Investment Trust	3,102	59,900
Redwood Trust, Inc.	3,764	61,805
Starwood Property Trust, Inc.	13,146	285,531
TPG RE Finance Trust, Inc.	173	3,429
Two Harbors Investment Corp.	9,640	141,612
Western Asset Mortgage Capital Corp.	931	9,282
		2,717,174
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	293	22,233
Thrifts & Mortgage Finance - 0.2%
Beneficial Bancorp, Inc.	4,488	70,147
BofI Holding, Inc. (a)	2,875	87,285
Capitol Federal Financial, Inc.	6,840	84,884
Dime Community Bancshares, Inc.	1,007	16,233
Essent Group Ltd. (a)	3,968	156,419
Farmer Mac Class C (non-vtg.)	392	27,377
First Defiance Financial Corp.	1,543	42,000
Flagstar Bancorp, Inc. (a)	671	20,660
HomeStreet, Inc. (a)	1,307	33,956
Kearny Financial Corp.	4,418	57,169
LendingTree, Inc. (a)(b)	400	80,676
Meridian Bancorp, Inc. Maryland	2,314	36,654
Meta Financial Group, Inc.	1,191	30,061
MGIC Investment Corp. (a)	18,918	230,989
New York Community Bancorp, Inc.	23,843	228,416
NMI Holdings, Inc. (a)	2,895	61,200
Northfield Bancorp, Inc.	2,234	29,422
Northwest Bancshares, Inc.	5,420	87,479
OceanFirst Financial Corp.	1,459	36,942
Ocwen Financial Corp. (a)	3,922	13,727
Oritani Financial Corp.	1,740	25,421
PDL Community Bancorp	52	713
PennyMac Financial Services, Inc.	707	14,133
Provident Financial Services, Inc.	3,478	84,863
Radian Group, Inc.	10,031	192,495
Sterling Bancorp, Inc.	225	2,329
TFS Financial Corp.	3,146	46,278
Trustco Bank Corp., New York	5,323	39,869
United Financial Bancorp, Inc. New	2,347	36,261
Walker & Dunlop, Inc.	1,172	49,177
Washington Federal, Inc.	4,779	134,577
WSFS Financial Corp.	1,668	70,940
		2,128,752

TOTAL FINANCIALS		194,385,922

HEALTH CARE - 14.5%
Biotechnology - 2.8%
AbbVie, Inc.	79,067	6,155,366
Abeona Therapeutics, Inc. (a)	1,437	12,358
ACADIA Pharmaceuticals, Inc. (a)	4,594	89,491
Acceleron Pharma, Inc. (a)	2,022	102,657
Achaogen, Inc. (a)(b)	573	2,206
Achillion Pharmaceuticals, Inc. (a)	6,522	18,653
Acorda Therapeutics, Inc. (a)	1,912	36,538
Adamas Pharmaceuticals, Inc. (a)(b)	783	12,959
Aduro Biotech, Inc. (a)	1,371	5,813
Advaxis, Inc. (a)	215	121
Agenus, Inc. (a)	1,397	2,221
Agios Pharmaceuticals, Inc. (a)	2,691	169,694
Aimmune Therapeutics, Inc. (a)	1,354	35,989
Akebia Therapeutics, Inc. (a)	1,783	13,355
Alder Biopharmaceuticals, Inc. (a)	2,274	28,880
Alexion Pharmaceuticals, Inc. (a)	11,042	1,237,477
Alkermes PLC (a)	7,592	309,981
Alnylam Pharmaceuticals, Inc. (a)	4,019	323,248
AMAG Pharmaceuticals, Inc. (a)	1,375	29,563
Amgen, Inc.	36,046	6,949,308
Amicus Therapeutics, Inc. (a)	8,655	96,763
AnaptysBio, Inc. (a)	592	44,234
Anavex Life Sciences Corp. (a)	732	1,764
Apellis Pharmaceuticals, Inc. (a)	214	2,994
Ardelyx, Inc. (a)	533	1,466
Arena Pharmaceuticals, Inc. (a)	1,675	59,731
Array BioPharma, Inc. (a)	9,374	151,859
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,478	56,960
Atara Biotherapeutics, Inc. (a)	1,384	47,291
Athersys, Inc. (a)	2,245	4,198
Audentes Therapeutics, Inc. (a)	1,273	35,899
AVEO Pharmaceuticals, Inc. (a)	4,272	10,466
Bellicum Pharmaceuticals, Inc. (a)	523	2,129
BioCryst Pharmaceuticals, Inc. (a)	4,123	30,180
Biogen, Inc. (a)	10,491	3,192,097
Biohaven Pharmaceutical Holding Co. Ltd. (a)	260	9,373
BioMarin Pharmaceutical, Inc. (a)	8,760	807,409
bluebird bio, Inc. (a)	2,500	286,750
Blueprint Medicines Corp. (a)	1,903	115,645
Calithera Biosciences, Inc. (a)	485	2,289
Cara Therapeutics, Inc. (a)(b)	1,564	29,309
Catalyst Pharmaceutical Partners, Inc. (a)	3,787	11,285
Celgene Corp. (a)	39,298	2,813,737
Celldex Therapeutics, Inc. (a)	762	240
Clovis Oncology, Inc. (a)	2,142	24,911
Coherus BioSciences, Inc. (a)	1,684	19,686
Conatus Pharmaceuticals, Inc. (a)(b)	463	1,921
Concert Pharmaceuticals, Inc. (a)	253	3,775
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,142	14,266
Cue Biopharma, Inc. (a)	189	1,198
Curis, Inc. (a)	156	254
Cytokinetics, Inc. (a)	2,050	13,715
CytomX Therapeutics, Inc. (a)	1,089	15,529
Deciphera Pharmaceuticals, Inc. (a)	294	5,936
Denali Therapeutics, Inc. (a)(b)	628	9,087
Dynavax Technologies Corp. (a)	3,125	30,906
Eagle Pharmaceuticals, Inc. (a)	421	20,730
Editas Medicine, Inc. (a)	1,584	40,123
Emergent BioSolutions, Inc. (a)	1,588	97,170
Enanta Pharmaceuticals, Inc. (a)	598	46,142
Epizyme, Inc. (a)	1,959	15,770
Esperion Therapeutics, Inc. (a)	1,065	48,383
Exact Sciences Corp. (a)	5,965	423,813
Exelixis, Inc. (a)	14,299	198,327
FibroGen, Inc. (a)	4,041	173,238
Five Prime Therapeutics, Inc. (a)	1,805	21,913
Flexion Therapeutics, Inc. (a)	1,426	19,308
Genomic Health, Inc. (a)	1,143	81,965
Geron Corp. (a)	5,258	8,045
Gilead Sciences, Inc.	65,138	4,441,109
Global Blood Therapeutics, Inc. (a)	2,032	71,303
GlycoMimetics, Inc. (a)	606	7,623
Halozyme Therapeutics, Inc. (a)	6,886	106,940
Heron Therapeutics, Inc. (a)	2,751	76,368
Idera Pharmaceuticals, Inc. (a)	416	2,775
Immune Design Corp. (a)	569	819
ImmunoGen, Inc. (a)	3,806	20,667
Immunomedics, Inc. (a)(b)	5,031	113,348
Incyte Corp. (a)	9,033	585,519
Inovio Pharmaceuticals, Inc. (a)	5,941	29,289
Insmed, Inc. (a)	3,383	49,392
Insys Therapeutics, Inc. (a)(b)	461	3,932
Intellia Therapeutics, Inc. (a)	960	16,301
Intercept Pharmaceuticals, Inc. (a)	779	74,792
Intrexon Corp. (a)	3,769	43,570
Invitae Corp. (a)	1,592	22,590
Ionis Pharmaceuticals, Inc. (a)	6,334	313,850
Iovance Biotherapeutics, Inc. (a)	2,943	26,722
Ironwood Pharmaceuticals, Inc. Class A (a)	6,868	89,971
Jounce Therapeutics, Inc. (a)	38	154
Kadmon Holdings, Inc. (a)	1,463	3,467
Karyopharm Therapeutics, Inc. (a)	1,847	19,467
Keryx Biopharmaceuticals, Inc. (a)	4,274	11,882
Kura Oncology, Inc. (a)	801	8,707
La Jolla Pharmaceutical Co. (a)(b)	750	12,225
Lexicon Pharmaceuticals, Inc. (a)	1,880	14,720
Ligand Pharmaceuticals, Inc. Class B (a)	994	163,821
Loxo Oncology, Inc. (a)	1,072	163,652
Macrogenics, Inc. (a)	1,447	23,818
MannKind Corp. (a)(b)	1,674	3,063
Merrimack Pharmaceuticals, Inc. (a)	2,107	8,196
MiMedx Group, Inc. (a)(b)	4,775	27,791
Minerva Neurosciences, Inc. (a)	1,180	12,945
Mirati Therapeutics, Inc. (a)	1,405	52,505
Momenta Pharmaceuticals, Inc. (a)	4,134	51,716
Myriad Genetics, Inc. (a)	3,589	161,613
Natera, Inc. (a)	1,297	28,482
Neurocrine Biosciences, Inc. (a)	4,282	458,816
NewLink Genetics Corp. (a)	428	809
Novavax, Inc. (a)(b)	13,350	23,496
Opko Health, Inc. (a)(b)	17,941	60,641
Organovo Holdings, Inc. (a)	1,849	1,867
PDL BioPharma, Inc. (a)	4,597	11,447
Portola Pharmaceuticals, Inc. (a)	3,654	71,947
Progenics Pharmaceuticals, Inc. (a)	2,639	13,221
Prothena Corp. PLC (a)	1,401	17,372
PTC Therapeutics, Inc. (a)	1,807	69,606
Puma Biotechnology, Inc. (a)	1,720	63,726
Radius Health, Inc. (a)	1,643	26,009
Regeneron Pharmaceuticals, Inc. (a)	3,858	1,308,788
REGENXBIO, Inc. (a)	1,327	88,471
Repligen Corp. (a)	1,817	98,518
Retrophin, Inc. (a)	1,625	41,698
Rigel Pharmaceuticals, Inc. (a)	5,325	15,283
Sage Therapeutics, Inc. (a)	2,152	276,919
Sangamo Therapeutics, Inc. (a)	3,629	45,979
Sarepta Therapeutics, Inc. (a)(b)	3,047	407,567
Savara, Inc. (a)	470	4,230
Seattle Genetics, Inc. (a)	5,289	296,872
Selecta Biosciences, Inc. (a)	165	848
Seres Therapeutics, Inc. (a)(b)	359	2,466
Solid Biosciences, Inc. (a)	261	8,352
Sorrento Therapeutics, Inc. (a)	2,952	9,417
Spark Therapeutics, Inc. (a)	1,705	76,708
Spectrum Pharmaceuticals, Inc. (a)	5,070	60,333
Stemline Therapeutics, Inc. (a)	1,893	28,357
Syndax Pharmaceuticals, Inc. (a)	359	1,727
Synergy Pharmaceuticals, Inc. (a)(b)	9,702	4,043
Syros Pharmaceuticals, Inc. (a)	369	2,428
TESARO, Inc. (a)	1,910	55,161
TG Therapeutics, Inc. (a)	2,704	12,303
Tocagen, Inc. (a)	119	1,245
Ultragenyx Pharmaceutical, Inc. (a)	2,174	105,330
United Therapeutics Corp. (a)	2,155	238,903
Vanda Pharmaceuticals, Inc. (a)	1,761	33,406
Verastem, Inc. (a)(b)	1,670	8,467
Vericel Corp. (a)	1,283	14,305
Vertex Pharmaceuticals, Inc. (a)	12,590	2,133,501
Voyager Therapeutics, Inc. (a)	790	10,720
Xencor, Inc. (a)	2,083	68,156
ZIOPHARM Oncology, Inc. (a)(b)	6,325	12,524
		37,843,143
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	85,935	5,924,359
Abiomed, Inc. (a)	2,054	700,825
Accuray, Inc. (a)	2,345	10,529
Align Technology, Inc. (a)	3,596	795,435
Angiodynamics, Inc. (a)	1,891	38,633
Anika Therapeutics, Inc. (a)	705	25,211
Antares Pharma, Inc. (a)	6,751	20,185
Atricure, Inc. (a)	1,863	59,262
Atrion Corp.	62	42,295
Avanos Medical, Inc. (a)	2,141	121,181
AxoGen, Inc. (a)	1,261	47,023
Baxter International, Inc.	24,797	1,550,060
Becton, Dickinson & Co.	13,064	3,011,252
Boston Scientific Corp. (a)	68,045	2,459,146
Cantel Medical Corp.	1,823	144,290
Cardiovascular Systems, Inc. (a)	1,689	47,376
Cerus Corp. (a)	4,751	31,832
CONMED Corp.	1,033	69,655
Cryolife, Inc. (a)	2,091	64,779
Cutera, Inc. (a)	655	13,297
Danaher Corp.	30,183	3,000,190
Dentsply Sirona, Inc.	11,465	397,033
DexCom, Inc. (a)	4,262	565,866
Edwards Lifesciences Corp. (a)	10,528	1,553,933
Endologix, Inc. (a)	1,619	1,975
Genmark Diagnostics, Inc. (a)	2,683	14,300
Glaukos Corp. (a)	1,461	84,650
Globus Medical, Inc. (a)	3,556	187,935
Haemonetics Corp. (a)	2,509	262,115
Heska Corp. (a)	377	37,783
Hill-Rom Holdings, Inc.	3,464	291,253
Hologic, Inc. (a)	13,377	521,569
ICU Medical, Inc. (a)	711	181,113
IDEXX Laboratories, Inc. (a)	4,401	933,540
Inogen, Inc. (a)	833	157,912
Insulet Corp. (a)	2,992	263,924
Integer Holdings Corp. (a)	1,350	100,535
Integra LifeSciences Holdings Corp. (a)	3,112	166,710
Intuitive Surgical, Inc. (a)	5,566	2,900,888
Invacare Corp.	1,670	21,576
iRhythm Technologies, Inc. (a)	1,006	77,724
K2M Group Holdings, Inc. (a)	2,080	56,950
Lantheus Holdings, Inc. (a)	1,133	15,828
LeMaitre Vascular, Inc.	605	16,154
LivaNova PLC (a)	2,118	237,195
Masimo Corp. (a)	2,490	287,844
Medtronic PLC	66,717	5,992,521
Meridian Bioscience, Inc.	2,438	39,520
Merit Medical Systems, Inc. (a)	2,374	135,603
Natus Medical, Inc. (a)	1,811	54,113
Neogen Corp. (a)	2,614	158,722
Nevro Corp. (a)	1,411	68,800
NuVasive, Inc. (a)	2,476	139,077
NxStage Medical, Inc. (a)	3,757	106,624
OraSure Technologies, Inc. (a)	2,350	32,665
Orthofix International NV (a)	815	49,568
Penumbra, Inc. (a)	1,480	201,280
Pulse Biosciences, Inc. (a)	89	1,140
Quidel Corp. (a)	1,341	86,307
ResMed, Inc.	6,981	739,428
Rockwell Medical Technologies, Inc. (a)	915	3,733
Sientra, Inc. (a)	513	10,563
Staar Surgical Co. (a)	1,221	48,974
Steris PLC	4,265	466,207
Stryker Corp.	15,912	2,581,245
Tactile Systems Technology, Inc. (a)	763	49,961
Teleflex, Inc.	2,222	534,924
The Cooper Companies, Inc.	2,442	630,793
Varex Imaging Corp. (a)	1,518	39,407
Varian Medical Systems, Inc. (a)	4,533	541,104
ViewRay, Inc. (a)(b)	1,397	12,084
West Pharmaceutical Services, Inc.	3,680	389,786
Wright Medical Group NV (a)	5,467	147,500
Zimmer Biomet Holdings, Inc.	10,041	1,140,557
		41,915,326
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)(b)	3,886	161,269
Aceto Corp.	537	1,101
Aetna, Inc.	16,017	3,177,773
Amedisys, Inc. (a)	1,460	160,600
American Renal Associates Holdings, Inc. (a)	527	10,166
AmerisourceBergen Corp.	8,125	715,000
AMN Healthcare Services, Inc. (a)	2,209	111,820
Anthem, Inc.	12,700	3,499,739
BioScrip, Inc. (a)	3,114	8,346
BioTelemetry, Inc. (a)	1,725	100,223
Brookdale Senior Living, Inc. (a)	10,235	91,399
Capital Senior Living Corp. (a)	1,321	11,889
Cardinal Health, Inc.	15,618	790,271
Centene Corp. (a)	8,576	1,117,624
Chemed Corp.	866	263,550
Cigna Corp.	12,266	2,622,593
Community Health Systems, Inc. (a)	5,579	17,630
Corvel Corp. (a)	539	31,240
Cross Country Healthcare, Inc. (a)	834	7,364
CVS Health Corp.	50,216	3,635,136
DaVita HealthCare Partners, Inc. (a)	7,362	495,757
Diplomat Pharmacy, Inc. (a)	2,555	50,691
Express Scripts Holding Co. (a)	28,014	2,716,518
G1 Therapeutics, Inc. (a)	354	14,164
HCA Holdings, Inc.	14,026	1,872,892
HealthEquity, Inc. (a)	2,416	221,789
HealthSouth Corp.	4,786	322,098
Henry Schein, Inc. (a)	7,813	648,479
Humana, Inc.	7,071	2,265,619
Laboratory Corp. of America Holdings (a)	4,972	798,255
LHC Group, Inc. (a)	711	65,007
LifePoint Hospitals, Inc. (a)	1,892	122,715
Magellan Health Services, Inc. (a)	1,133	73,713
McKesson Corp.	10,426	1,300,748
MEDNAX, Inc. (a)	4,590	189,521
Molina Healthcare, Inc. (a)	2,190	277,626
National Healthcare Corp.	853	67,839
National Vision Holdings, Inc.	992	41,099
OptiNose, Inc.	135	1,428
Owens & Minor, Inc.	2,381	18,810
Patterson Companies, Inc.	4,045	91,336
Premier, Inc. (a)	2,714	122,130
Providence Service Corp. (a)	606	40,051
Quest Diagnostics, Inc.	6,704	630,913
RadNet, Inc. (a)	1,502	22,230
Select Medical Holdings Corp. (a)	6,461	107,123
Surgery Partners, Inc. (a)	774	10,519
Tenet Healthcare Corp. (a)	4,022	103,486
The Ensign Group, Inc.	2,405	89,081
Tivity Health, Inc. (a)	1,344	46,247
Triple-S Management Corp. (a)	1,203	20,643
U.S. Physical Therapy, Inc.	770	82,790
UnitedHealth Group, Inc.	47,851	12,505,859
Universal Health Services, Inc. Class B	4,332	526,598
Wellcare Health Plans, Inc. (a)	2,244	619,322
		43,117,829
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	8,153	97,102
athenahealth, Inc. (a)	2,001	255,208
Castlight Health, Inc. Class B (a)	1,362	3,364
Cerner Corp. (a)	15,501	887,897
Computer Programs & Systems, Inc.	260	6,500
Evolent Health, Inc. (a)	2,781	61,738
HealthStream, Inc.	1,360	35,782
HMS Holdings Corp. (a)	3,895	112,254
Inovalon Holdings, Inc. Class A (a)	2,549	23,986
Medidata Solutions, Inc. (a)	3,004	211,181
Nextgen Healthcare, Inc. (a)	2,502	36,955
Omnicell, Inc. (a)	1,957	138,360
Tabula Rasa HealthCare, Inc. (a)	657	48,539
Teladoc Health, Inc. (a)	2,601	180,353
Veeva Systems, Inc. Class A (a)	5,666	517,589
Vocera Communications, Inc. (a)	1,695	58,833
		2,675,641
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	1,525	22,784
Agilent Technologies, Inc.	16,046	1,039,620
Bio-Rad Laboratories, Inc. Class A (a)	1,040	283,764
Bio-Techne Corp.	1,810	303,573
Bruker Corp.	5,326	166,864
Cambrex Corp. (a)	1,684	89,740
Charles River Laboratories International, Inc. (a)	2,516	306,499
Codexis, Inc. (a)	1,655	25,768
Enzo Biochem, Inc. (a)	2,836	9,416
Fluidigm Corp. (a)	530	3,816
Illumina, Inc. (a)	7,230	2,249,615
Luminex Corp.	2,325	66,890
Medpace Holdings, Inc. (a)	450	23,445
Mettler-Toledo International, Inc. (a)	1,281	700,476
Nanostring Technologies, Inc. (a)	833	12,837
NeoGenomics, Inc. (a)	3,294	60,741
Pacific Biosciences of California, Inc. (a)	3,685	16,398
PerkinElmer, Inc.	5,373	464,657
PRA Health Sciences, Inc. (a)	2,551	247,115
Quintiles Transnational Holdings, Inc. (a)	7,206	885,834
Syneos Health, Inc. (a)	2,760	125,939
Thermo Fisher Scientific, Inc.	19,724	4,608,513
Waters Corp. (a)	3,902	740,170
		12,454,474
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (a)	1,020	12,128
Adamis Pharmaceuticals Corp.(a)	533	1,364
Aerie Pharmaceuticals, Inc. (a)	1,776	94,448
Akcea Therapeutics, Inc. (a)(b)	598	13,347
Akorn, Inc. (a)	5,487	36,598
Allergan PLC	16,507	2,608,271
Amneal Pharmaceuticals, Inc. (a)(b)	3,767	69,501
Amphastar Pharmaceuticals, Inc. (a)	1,786	32,059
ANI Pharmaceuticals, Inc. (a)	488	23,683
Aratana Therapeutics, Inc. (a)	645	3,831
Assembly Biosciences, Inc. (a)	925	21,164
Assertio Therapeutics, Inc. (a)	2,649	12,861
Biodelivery Sciences International, Inc. (a)	1,060	3,933
Bristol-Myers Squibb Co.	81,196	4,103,646
Catalent, Inc. (a)	6,538	263,743
Clementia Pharmaceuticals, Inc. (a)	149	1,937
Collegium Pharmaceutical, Inc. (a)	924	14,830
Corcept Therapeutics, Inc. (a)	5,249	61,676
Corium International, Inc. (a)(b)	1,540	19,481
CymaBay Therapeutics, Inc. (a)	2,340	24,687
Dermira, Inc. (a)	1,435	18,009
Eli Lilly & Co.	47,995	5,204,578
Endo International PLC (a)	10,378	175,803
Horizon Pharma PLC (a)	8,047	146,536
Innoviva, Inc. (a)	4,874	68,041
Intersect ENT, Inc. (a)	1,072	30,080
Intra-Cellular Therapies, Inc. (a)	2,593	44,029
Jazz Pharmaceuticals PLC (a)	2,983	473,760
Johnson & Johnson	132,894	18,603,831
Kala Pharmaceuticals, Inc. (a)	101	732
Lannett Co., Inc. (a)	535	1,958
Mallinckrodt PLC (a)	4,845	121,416
Melinta Therapeutics, Inc. (a)	346	910
Merck & Co., Inc.	135,371	9,964,659
Mylan NV (a)	26,240	820,000
MyoKardia, Inc. (a)	858	45,423
Nektar Therapeutics (a)	7,781	300,969
Neos Therapeutics, Inc. (a)	338	1,058
Ocular Therapeutix, Inc. (a)	540	2,678
Omeros Corp. (a)	1,889	28,845
Otonomy, Inc. (a)	390	909
Pacira Pharmaceuticals, Inc. (a)	1,951	95,384
Paratek Pharmaceuticals, Inc. (a)(b)	1,033	7,696
Perrigo Co. PLC	6,853	481,766
Pfizer, Inc.	294,853	12,696,370
Phibro Animal Health Corp. Class A	845	36,267
Prestige Brands Holdings, Inc. (a)	2,571	92,967
Reata Pharmaceuticals, Inc. (a)	631	37,185
Revance Therapeutics, Inc. (a)	1,520	33,090
Rhythm Pharmaceuticals, Inc.	139	3,893
Supernus Pharmaceuticals, Inc. (a)	2,402	114,239
Teligent, Inc. (a)	801	2,571
Tetraphase Pharmaceuticals, Inc. (a)	972	1,993
The Medicines Company (a)	3,381	78,642
TherapeuticsMD, Inc. (a)(b)	7,494	36,646
Theravance Biopharma, Inc. (a)	2,229	54,098
WAVE Life Sciences (a)	548	25,586
Zoetis, Inc. Class A	24,355	2,195,603
Zogenix, Inc. (a)	1,772	73,999
Zynerba Pharmaceuticals, Inc. (a)	184	968
		59,546,375

TOTAL HEALTH CARE		197,552,788

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
AAR Corp.	1,631	77,603
Aerojet Rocketdyne Holdings, Inc. (a)	3,502	123,691
AeroVironment, Inc. (a)	990	89,070
Arconic, Inc.	21,591	438,945
Astronics Corp. (a)	905	26,390
Axon Enterprise, Inc. (a)	2,584	159,484
BWX Technologies, Inc.	4,943	288,968
Cubic Corp.	1,290	84,637
Curtiss-Wright Corp.	2,258	247,161
Ducommun, Inc. (a)	348	12,932
Engility Holdings, Inc. (a)	730	22,652
Esterline Technologies Corp. (a)	1,287	151,042
General Dynamics Corp.	13,727	2,369,006
Harris Corp.	5,951	884,973
HEICO Corp.	1,925	161,373
HEICO Corp. Class A	3,649	243,242
Hexcel Corp.	4,423	258,834
Huntington Ingalls Industries, Inc.	2,264	494,639
KEYW Holding Corp. (a)	1,796	14,063
Kratos Defense & Security Solutions, Inc. (a)	4,091	51,260
L3 Technologies, Inc.	3,831	725,860
Lockheed Martin Corp.	12,337	3,625,227
Mercury Systems, Inc. (a)	2,206	103,373
Moog, Inc. Class A	1,633	116,841
National Presto Industries, Inc.	192	23,937
Northrop Grumman Corp.	8,626	2,259,581
Raytheon Co.	14,311	2,504,997
Rockwell Collins, Inc.	8,050	1,030,561
Sparton Corp. (a)	156	1,931
Spirit AeroSystems Holdings, Inc. Class A	5,773	484,990
Teledyne Technologies, Inc. (a)	1,828	404,500
Textron, Inc.	13,224	709,203
The Boeing Co.	27,691	9,826,428
TransDigm Group, Inc. (a)	2,402	793,261
Triumph Group, Inc.	2,802	51,137
United Technologies Corp.	36,676	4,555,526
Vectrus, Inc. (a)	387	10,372
Wesco Aircraft Holdings, Inc. (a)	2,460	25,043
		33,452,733
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	2,690	52,724
Atlas Air Worldwide Holdings, Inc. (a)	1,068	55,130
C.H. Robinson Worldwide, Inc.	6,961	619,738
Echo Global Logistics, Inc. (a)	1,038	26,687
Expeditors International of Washington, Inc.	8,799	591,117
FedEx Corp.	12,257	2,700,707
Forward Air Corp.	1,525	91,485
Hub Group, Inc. Class A (a)	1,473	67,493
United Parcel Service, Inc. Class B	33,986	3,620,868
XPO Logistics, Inc. (a)	4,806	429,560
		8,255,509
Airlines - 0.4%
Alaska Air Group, Inc.	6,010	369,134
Allegiant Travel Co.	551	62,891
American Airlines Group, Inc.	21,493	753,974
Delta Air Lines, Inc.	32,606	1,784,526
Hawaiian Holdings, Inc.	2,299	79,568
JetBlue Airways Corp. (a)	16,279	272,348
SkyWest, Inc.	2,645	151,532
Southwest Airlines Co.	27,031	1,327,222
Spirit Airlines, Inc. (a)	3,500	181,650
United Continental Holdings, Inc. (a)	12,360	1,056,904
		6,039,749
Building Products - 0.4%
A.O. Smith Corp.	7,908	360,051
AAON, Inc.	1,991	68,670
Advanced Drain Systems, Inc. Del	1,591	44,214
Allegion PLC	4,982	427,107
American Woodmark Corp. (a)	620	37,473
Apogee Enterprises, Inc.	1,485	53,609
Armstrong World Industries, Inc. (a)	2,581	159,377
Builders FirstSource, Inc. (a)	5,285	65,428
Continental Building Products, Inc. (a)	1,492	41,493
COVIA Corp. (a)	1,336	7,722
CSW Industrials, Inc. (a)	826	38,021
Fortune Brands Home & Security, Inc.	7,900	354,157
GCP Applied Technologies, Inc. (a)	4,119	106,970
Gibraltar Industries, Inc. (a)	1,325	47,223
GMS, Inc. (a)	1,355	22,276
Griffon Corp.	1,464	17,744
Insteel Industries, Inc.	800	20,896
Jeld-Wen Holding, Inc. (a)	2,854	46,406
Johnson Controls International PLC	46,452	1,485,070
Lennox International, Inc.	1,887	397,949
Masco Corp.	16,075	482,250
Masonite International Corp. (a)	1,219	67,520
NCI Building Systems, Inc. (a)	2,000	24,500
Owens Corning	5,763	272,417
Patrick Industries, Inc. (a)	1,161	50,515
PGT, Inc. (a)	2,775	56,222
Quanex Building Products Corp.	1,570	23,267
Resideo Technologies, Inc. (a)	6,091	128,216
Simpson Manufacturing Co. Ltd.	2,137	121,980
Trex Co., Inc. (a)	2,955	181,142
Universal Forest Products, Inc.	3,573	101,009
USG Corp. (a)	3,987	168,331
		5,479,225
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	3,144	96,678
ACCO Brands Corp.	6,638	53,569
ADS Waste Holdings, Inc. (a)	1,679	45,484
Brady Corp. Class A	2,165	87,228
Casella Waste Systems, Inc. Class A (a)	2,110	68,702
CECO Environmental Corp. (a)	573	4,263
Cintas Corp.	4,251	773,129
Clean Harbors, Inc. (a)	2,439	165,950
Copart, Inc. (a)	9,984	488,317
Covanta Holding Corp.	8,036	118,049
Deluxe Corp.	2,682	126,617
Ennis, Inc.	1,028	19,902
Essendant, Inc.	1,479	18,842
Evoqua Water Technologies Corp. (a)	1,140	10,944
Healthcare Services Group, Inc.	3,426	139,061
Heritage-Crystal Clean, Inc. (a)	288	6,621
Herman Miller, Inc.	2,905	95,720
HNI Corp.	2,433	92,186
Hudson Technologies, Inc. (a)	632	524
Interface, Inc.	2,548	41,507
KAR Auction Services, Inc.	6,955	396,018
Kimball International, Inc. Class B	2,781	45,775
Knoll, Inc.	2,521	50,042
LSC Communications, Inc.	1,322	12,466
Matthews International Corp. Class A	1,418	59,017
McGrath RentCorp.	927	49,493
Mobile Mini, Inc.	2,389	98,236
Msa Safety, Inc.	1,740	181,726
Multi-Color Corp.	595	31,630
PICO Holdings, Inc.	406	4,637
Pitney Bowes, Inc.	7,790	51,570
Quad/Graphics, Inc.	1,422	21,941
R.R. Donnelley & Sons Co.	3,029	17,780
Republic Services, Inc.	11,195	813,653
Rollins, Inc.	5,045	298,664
SP Plus Corp. (a)	878	28,061
Steelcase, Inc. Class A	4,382	72,741
Stericycle, Inc. (a)	4,319	215,820
Team, Inc. (a)	1,100	21,890
Tetra Tech, Inc.	2,650	175,006
The Brink's Co.	2,364	156,780
U.S. Ecology, Inc.	1,123	78,531
UniFirst Corp.	752	112,274
Viad Corp.	761	36,444
VSE Corp.	232	7,276
Waste Management, Inc.	19,676	1,760,412
		7,251,176
Construction & Engineering - 0.2%
AECOM (a)	7,831	228,195
Aegion Corp. (a)	1,684	32,602
Argan, Inc.	571	25,135
Comfort Systems U.S.A., Inc.	1,929	103,163
Dycom Industries, Inc. (a)	1,472	99,919
EMCOR Group, Inc.	2,749	195,124
Fluor Corp.	6,826	299,388
Goldfield Corp.	2,276	8,421
Granite Construction, Inc.	1,801	82,342
Great Lakes Dredge & Dock Corp. (a)	1,475	8,570
Jacobs Engineering Group, Inc.	5,888	442,130
KBR, Inc.	7,563	149,596
Keane Group, Inc. (a)	1,899	23,870
MasTec, Inc. (a)	3,182	138,449
MYR Group, Inc. (a)	797	26,612
NV5 Holdings, Inc. (a)	362	28,261
Primoris Services Corp.	1,822	38,572
Quanta Services, Inc. (a)	8,221	256,495
Sterling Construction Co., Inc. (a)	930	10,565
Tutor Perini Corp. (a)	1,862	28,861
Valmont Industries, Inc.	1,184	147,183
		2,373,453
Electrical Equipment - 0.6%
Acuity Brands, Inc.	2,105	264,472
AMETEK, Inc.	11,525	773,097
AZZ, Inc.	1,284	56,945
Babcock & Wilcox Enterprises, Inc. (a)	124	121
Eaton Corp. PLC	21,908	1,570,146
Emerson Electric Co.	31,899	2,165,304
Encore Wire Corp.	817	36,111
Energous Corp. (a)	389	3,128
EnerSys	2,358	187,626
Fortive Corp.	15,132	1,123,551
FuelCell Energy, Inc. (a)	1,242	1,050
Generac Holdings, Inc. (a)	2,954	149,856
Hubbell, Inc. Class B	2,768	281,506
Plug Power, Inc. (a)(b)	12,226	22,618
Powell Industries, Inc.	194	5,657
Regal Beloit Corp.	2,107	151,072
Rockwell Automation, Inc.	6,314	1,040,105
Sensata Technologies, Inc. PLC (a)	8,839	414,549
Sunrun, Inc. (a)	3,704	45,411
Thermon Group Holdings, Inc. (a)	1,222	26,371
TPI Composites, Inc. (a)	578	14,600
Vivint Solar, Inc. (a)	480	2,491
		8,335,787
Industrial Conglomerates - 1.3%
3M Co.	29,528	5,617,997
Carlisle Companies, Inc.	2,999	289,673
General Electric Co.	429,777	4,340,748
Honeywell International, Inc.	37,595	5,444,508
ITT, Inc.	4,634	234,017
Raven Industries, Inc.	1,604	69,742
Roper Technologies, Inc.	5,097	1,441,941
		17,438,626
Machinery - 1.7%
Actuant Corp. Class A	2,686	64,061
AGCO Corp.	3,463	194,067
Alamo Group, Inc.	467	40,031
Albany International Corp. Class A	1,557	108,959
Allison Transmission Holdings, Inc.	6,606	291,192
Altra Industrial Motion Corp.	1,660	53,568
American Railcar Industries, Inc.	439	30,690
Apergy Corp. (a)	3,918	152,763
Astec Industries, Inc.	694	26,101
Barnes Group, Inc.	2,337	132,274
Briggs & Stratton Corp.	1,737	25,239
Cactus, Inc. (a)	1,016	33,995
Caterpillar, Inc.	29,514	3,580,638
Chart Industries, Inc. (a)	1,517	103,232
CIRCOR International, Inc.	858	27,894
Colfax Corp. (a)	5,329	149,372
Columbus McKinnon Corp. (NY Shares)	864	31,735
Commercial Vehicle Group, Inc. (a)	519	3,472
Crane Co.	2,895	251,981
Cummins, Inc.	7,642	1,044,585
Deere & Co.	15,880	2,150,787
Donaldson Co., Inc.	6,569	336,858
Douglas Dynamics, Inc.	1,420	61,614
Dover Corp.	7,552	625,608
Energy Recovery, Inc. (a)(b)	1,243	9,323
EnPro Industries, Inc.	866	53,865
ESCO Technologies, Inc.	1,029	62,995
ExOne Co. (a)	172	1,135
Federal Signal Corp.	3,588	78,900
Flowserve Corp.	6,745	309,596
Franklin Electric Co., Inc.	1,711	72,581
FreightCar America, Inc. (a)	223	3,189
Gardner Denver Holdings, Inc. (a)	3,748	101,421
Global Brass & Copper Holdings, Inc.	947	29,944
Gorman-Rupp Co.	1,277	44,057
Graco, Inc.	8,175	332,150
Greenbrier Companies, Inc.	1,256	59,597
Harsco Corp. (a)	4,073	111,885
Hillenbrand, Inc.	3,429	164,249
Hyster-Yale Materials Handling Class A	489	29,560
IDEX Corp.	3,844	487,496
Illinois Tool Works, Inc.	15,286	1,950,035
Ingersoll-Rand PLC	12,352	1,185,051
John Bean Technologies Corp.	1,598	166,144
Kadant, Inc.	803	79,256
Kennametal, Inc.	3,989	141,410
Lincoln Electric Holdings, Inc.	3,475	281,162
Lindsay Corp.	448	42,838
Lydall, Inc. (a)	974	29,093
Manitowoc Co., Inc. (a)	1,489	27,219
Meritor, Inc. (a)	4,684	79,581
Middleby Corp. (a)(b)	2,759	309,836
Milacron Holdings Corp. (a)	3,614	50,596
Mueller Industries, Inc.	2,491	60,656
Mueller Water Products, Inc. Class A	7,999	82,070
Navistar International Corp. New (a)	3,430	114,871
NN, Inc.	1,341	15,556
Nordson Corp.	2,672	327,774
Oshkosh Corp.	4,128	231,746
PACCAR, Inc.	17,320	990,877
Parker Hannifin Corp.	6,525	989,386
Pentair PLC	8,488	340,793
ProPetro Holding Corp. (a)	3,334	58,845
Proto Labs, Inc. (a)	1,303	155,643
RBC Bearings, Inc. (a)	1,316	194,347
Rexnord Corp. (a)	5,352	143,487
Snap-On, Inc.	2,806	431,956
Spartan Motors, Inc.	1,648	11,091
SPX Corp. (a)	1,577	46,238
SPX Flow, Inc. (a)	2,347	80,338
Standex International Corp.	713	57,839
Stanley Black & Decker, Inc.	7,541	878,677
Sun Hydraulics Corp.	1,149	53,314
Tennant Co.	720	44,006
Terex Corp.	3,957	132,124
Timken Co.	3,354	132,651
Titan International, Inc.	2,028	14,318
Toro Co.	5,143	289,705
TriMas Corp. (a)	2,153	63,406
Trinity Industries, Inc.	7,552	215,610
Wabash National Corp.	2,660	40,166
WABCO Holdings, Inc. (a)	2,450	263,253
Wabtec Corp.	4,248	348,421
Watts Water Technologies, Inc. Class A	1,112	77,896
Woodward, Inc.	2,505	184,468
Xylem, Inc.	8,753	574,022
		23,460,430
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	473	2,360
Kirby Corp. (a)	2,733	196,612
Matson, Inc.	2,590	90,857
		289,829
Professional Services - 0.5%
Acacia Research Corp. (a)	4,057	13,307
Asgn, Inc. (a)	2,338	156,833
Barrett Business Services, Inc.	286	17,995
CBIZ, Inc. (a)	2,487	55,162
CoStar Group, Inc. (a)	1,786	645,496
CRA International, Inc.	168	7,081
Dun & Bradstreet Corp.	1,786	254,112
Equifax, Inc.	6,009	609,553
Exponent, Inc.	2,489	125,595
Forrester Research, Inc.	245	9,869
FTI Consulting, Inc. (a)	1,971	136,216
Heidrick & Struggles International, Inc.	862	29,748
Huron Consulting Group, Inc. (a)	905	49,313
ICF International, Inc.	1,301	95,806
IHS Markit Ltd. (a)	17,784	934,194
InnerWorkings, Inc. (a)	1,754	12,611
Insperity, Inc.	1,960	215,306
Kelly Services, Inc. Class A (non-vtg.)	1,266	29,738
Kforce, Inc.	1,361	41,946
Korn/Ferry International	2,692	121,517
Manpower, Inc.	3,413	260,378
MISTRAS Group, Inc. (a)	434	8,637
Navigant Consulting, Inc.	1,776	38,362
Nielsen Holdings PLC	16,438	427,059
Resources Connection, Inc.	1,400	22,848
Robert Half International, Inc.	6,158	372,744
TransUnion Holding Co., Inc.	7,225	475,044
TriNet Group, Inc. (a)	2,381	111,883
TrueBlue, Inc. (a)	2,188	51,046
Verisk Analytics, Inc. (a)	7,672	919,412
WageWorks, Inc. (a)	2,124	84,556
Willdan Group, Inc. (a)	143	4,319
		6,337,686
Road & Rail - 1.0%
AMERCO	325	106,106
ArcBest Corp.	1,423	52,822
Avis Budget Group, Inc. (a)	3,483	97,942
Covenant Transport Group, Inc. Class A (a)	308	7,709
CSX Corp.	44,107	3,037,208
Daseke, Inc. (a)	866	5,265
Genesee & Wyoming, Inc. Class A (a)	3,307	262,014
Heartland Express, Inc.	2,117	41,218
J.B. Hunt Transport Services, Inc.	4,128	456,598
Kansas City Southern	5,173	527,439
Knight-Swift Transportation Holdings, Inc. Class A	6,433	205,856
Landstar System, Inc.	2,300	230,207
Marten Transport Ltd.	1,617	31,143
Norfolk Southern Corp.	14,149	2,374,627
Old Dominion Freight Lines, Inc.	3,375	440,168
Ryder System, Inc.	2,477	137,003
Saia, Inc. (a)	1,293	81,278
Schneider National, Inc. Class B	1,308	28,606
Union Pacific Corp.	38,788	5,671,581
Werner Enterprises, Inc.	2,216	71,333
YRC Worldwide, Inc. (a)	1,152	9,516
		13,875,639
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	4,629	176,365
Aircastle Ltd.	2,181	42,377
Applied Industrial Technologies, Inc.	1,926	126,596
Beacon Roofing Supply, Inc. (a)	3,185	88,893
BMC Stock Holdings, Inc. (a)	2,606	43,624
CAI International, Inc. (a)	385	9,590
DXP Enterprises, Inc. (a)	862	27,394
Fastenal Co.	14,139	726,886
GATX Corp.	1,961	146,938
H&E Equipment Services, Inc.	1,668	40,182
HD Supply Holdings, Inc. (a)	8,875	333,434
Herc Holdings, Inc. (a)	1,150	36,869
Kaman Corp.	1,217	77,304
MRC Global, Inc. (a)	4,155	65,774
MSC Industrial Direct Co., Inc. Class A	2,056	166,659
Nexeo Solutions, Inc. (a)	2,235	23,356
Now, Inc. (a)	6,009	77,156
Rush Enterprises, Inc. Class A	1,461	51,705
SiteOne Landscape Supply, Inc. (a)	1,854	126,146
Systemax, Inc.	519	16,769
Textainer Group Holdings Ltd. (a)	946	11,097
Titan Machinery, Inc. (a)	850	12,113
Triton International Ltd.	2,228	71,675
United Rentals, Inc. (a)	4,204	504,774
Univar, Inc. (a)	6,056	149,099
Veritiv Corp. (a)	418	13,936
W.W. Grainger, Inc.	2,554	725,259
Watsco, Inc.	1,639	242,867
WESCO International, Inc. (a)	2,397	120,281
		4,255,118
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	3,635	134,313

TOTAL INDUSTRIALS		136,979,273

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
ADTRAN, Inc.	1,932	25,966
Aerohive Networks, Inc. (a)	473	1,812
Applied Optoelectronics, Inc. (a)(b)	715	14,035
Arista Networks, Inc. (a)	2,314	533,030
Arris International PLC (a)	8,515	211,768
CalAmp Corp. (a)	1,879	37,467
Calix Networks, Inc. (a)	1,584	11,563
Carvana Co. Class A (a)(b)	691	26,776
Ciena Corp. (a)	6,758	211,255
Cisco Systems, Inc.	244,253	11,174,575
CommScope Holding Co., Inc. (a)	9,717	233,791
Comtech Telecommunications Corp.	1,432	39,981
EchoStar Holding Corp. Class A (a)	2,228	90,345
EMCORE Corp. (a)	405	1,997
Extreme Networks, Inc. (a)	5,215	28,943
F5 Networks, Inc. (a)	3,215	563,525
Finisar Corp. (a)	6,143	102,527
Harmonic, Inc. (a)	4,388	24,178
Infinera Corp. (a)	5,720	31,689
InterDigital, Inc.	1,759	124,801
Juniper Networks, Inc.	18,207	532,919
Lumentum Holdings, Inc. (a)	3,228	176,410
Motorola Solutions, Inc.	8,009	981,583
NETGEAR, Inc. (a)	1,516	84,108
NetScout Systems, Inc. (a)	4,673	118,040
Oclaro, Inc. (a)	6,850	56,307
Palo Alto Networks, Inc. (a)	4,495	822,765
Plantronics, Inc.	2,099	123,778
Quantenna Communications, Inc. (a)	485	8,711
Sonus Networks, Inc. (a)	1,144	7,779
Ubiquiti Networks, Inc. (b)	1,093	101,747
ViaSat, Inc. (a)(b)	2,867	182,800
Viavi Solutions, Inc. (a)	11,110	128,098
		16,815,069
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	15,050	1,346,975
Anixter International, Inc. (a)	1,521	99,914
Arrow Electronics, Inc. (a)	4,535	307,065
Avnet, Inc.	6,079	243,586
AVX Corp.	1,739	29,007
Badger Meter, Inc.	1,688	82,898
Belden, Inc.	1,993	107,722
Benchmark Electronics, Inc.	2,247	49,052
Cardtronics PLC (a)	2,324	63,120
Casa Systems, Inc. (a)	4,070	58,608
CDW Corp.	7,673	690,647
Cognex Corp.	8,425	360,927
Coherent, Inc. (a)	1,205	148,384
Control4 Corp. (a)	739	20,633
Corning, Inc.	43,097	1,376,949
CTS Corp.	1,754	46,814
Daktronics, Inc.	943	6,893
Dell Technologies, Inc. (a)	9,967	900,917
Dolby Laboratories, Inc. Class A	2,968	204,228
Electro Scientific Industries, Inc. (a)	1,882	54,578
ePlus, Inc. (a)	835	70,875
Fabrinet	2,141	92,748
FARO Technologies, Inc. (a)	647	32,699
Fitbit, Inc. (a)(b)	7,314	34,595
FLIR Systems, Inc.	6,863	317,826
II-VI, Inc. (a)	2,597	96,686
Insight Enterprises, Inc. (a)	1,741	89,992
IPG Photonics Corp. (a)	1,856	247,869
Iteris, Inc. (a)	486	2,100
Itron, Inc. (a)	1,784	93,018
Jabil, Inc.	9,420	232,957
KEMET Corp.	2,794	60,853
Keysight Technologies, Inc. (a)	9,132	521,255
Knowles Corp. (a)	4,270	69,089
Littelfuse, Inc.	1,184	214,493
Maxwell Technologies, Inc. (a)(b)	567	1,667
Mesa Laboratories, Inc.	168	30,692
Methode Electronics, Inc. Class A	1,579	46,738
MicroVision, Inc. (a)(b)	1,309	1,414
MTS Systems Corp.	827	39,158
National Instruments Corp.	5,298	259,443
Novanta, Inc. (a)	1,715	99,830
OSI Systems, Inc. (a)	1,145	79,188
Park Electrochemical Corp.	630	11,126
PC Mall, Inc. (a)	176	3,321
Plexus Corp. (a)	1,732	101,149
Rogers Corp. (a)	881	108,416
Sanmina Corp. (a)	3,088	78,126
ScanSource, Inc. (a)	1,619	62,947
SYNNEX Corp.	1,667	129,376
TE Connectivity Ltd.	17,472	1,317,738
Tech Data Corp. (a)	1,690	119,415
Trimble, Inc. (a)	12,410	463,886
TTM Technologies, Inc. (a)	4,374	51,176
Vishay Intertechnology, Inc.	6,262	114,595
Zebra Technologies Corp. Class A (a)	2,638	438,699
		11,934,072
Internet Software & Services - 0.0%
ANGI Homeservices, Inc. Class A (a)(b)	2,166	41,457
BlackLine, Inc. (a)	1,396	64,746
Cision Ltd. (a)	1,751	25,897
GTT Communications, Inc. (a)(b)	1,591	57,117
Yatra Online, Inc. (a)	302	1,341
		190,558
IT Services - 4.6%
Accenture PLC Class A	30,410	4,793,224
Akamai Technologies, Inc. (a)	8,400	606,900
Alliance Data Systems Corp.	2,375	489,678
Amdocs Ltd.	7,013	443,713
Automatic Data Processing, Inc.	21,746	3,133,164
Booz Allen Hamilton Holding Corp. Class A	7,429	368,033
Broadridge Financial Solutions, Inc.	5,738	671,002
CACI International, Inc. Class A (a)	1,279	228,250
Carbonite, Inc. (a)	844	28,873
Cass Information Systems, Inc.	457	30,208
Cognizant Technology Solutions Corp. Class A	29,249	2,019,058
Conduent, Inc. (a)	9,637	184,067
CoreLogic, Inc. (a)	3,985	161,871
CSG Systems International, Inc.	1,413	49,596
DXC Technology Co.	14,199	1,034,113
Endurance International Group Holdings, Inc. (a)	3,677	36,292
EPAM Systems, Inc. (a)	2,552	304,887
Euronet Worldwide, Inc. (a)	2,603	289,402
Everi Holdings, Inc. (a)	3,275	23,580
EVERTEC, Inc.	3,273	85,360
ExlService Holdings, Inc. (a)	1,814	116,277
Fidelity National Information Services, Inc.	16,539	1,721,710
First Data Corp. Class A (a)	21,629	405,327
Fiserv, Inc. (a)	20,553	1,629,853
FleetCor Technologies, Inc. (a)	4,390	878,132
Gartner, Inc. (a)	4,530	668,266
Genpact Ltd.	7,052	193,295
Global Payments, Inc.	7,895	901,846
GoDaddy, Inc. (a)	5,230	382,679
Hackett Group, Inc.	1,315	26,918
IBM Corp.	42,608	4,918,241
Internap Network Services Corp. (a)	284	2,434
Jack Henry & Associates, Inc.	3,817	571,901
Leidos Holdings, Inc.	7,059	457,282
Limelight Networks, Inc. (a)	3,741	15,076
Liveramp Holdings, Inc. (a)	3,743	170,980
ManTech International Corp. Class A	1,204	68,965
MasterCard, Inc. Class A	45,908	9,074,634
Maximus, Inc.	3,245	210,828
MoneyGram International, Inc. (a)	554	2,349
MongoDB, Inc. Class A (b)	355	28,933
NIC, Inc.	3,150	41,927
Okta, Inc. (a)	1,890	110,300
Paychex, Inc.	15,789	1,034,022
PayPal Holdings, Inc. (a)	55,990	4,713,798
Perficient, Inc. (a)	1,699	42,509
Perspecta, Inc.	6,935	169,838
Presidio, Inc.	1,261	16,897
Sabre Corp.	10,392	256,163
Science Applications International Corp.	2,368	164,600
Square, Inc. (a)	13,245	972,845
Switch, Inc. Class A	1,377	12,214
Sykes Enterprises, Inc. (a)	2,364	72,504
Teradata Corp. (a)	5,682	206,825
The Western Union Co.	23,707	427,674
Total System Services, Inc.	8,441	769,397
Travelport Worldwide Ltd.	5,982	89,491
Ttec Holdings, Inc.	408	10,167
Twilio, Inc. Class A (a)	3,427	257,779
Unisys Corp. (a)	1,995	36,728
VeriSign, Inc. (a)	4,380	624,325
Virtusa Corp. (a)	1,188	58,913
Visa, Inc. Class A	89,554	12,345,019
WEX, Inc. (a)	2,001	352,096
Worldpay, Inc. (a)	14,835	1,362,446
		61,575,674
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	760	26,197
Advanced Energy Industries, Inc. (a)	2,203	94,795
Advanced Micro Devices, Inc. (a)	40,249	732,934
Alpha & Omega Semiconductor Ltd. (a)	370	3,430
Amkor Technology, Inc. (a)	7,118	50,894
Analog Devices, Inc.	18,357	1,536,664
Applied Materials, Inc.	53,100	1,745,928
Axcelis Technologies, Inc. (a)	1,539	26,563
AXT, Inc. (a)	1,632	10,755
Broadcom, Inc.	20,129	4,498,630
Brooks Automation, Inc.	3,645	113,104
Cabot Microelectronics Corp.	1,392	135,887
Ceva, Inc. (a)	1,086	26,759
Cirrus Logic, Inc. (a)	3,322	124,376
Cohu, Inc.	1,886	39,229
Cree, Inc. (a)	4,865	188,859
CyberOptics Corp. (a)	118	2,495
Cypress Semiconductor Corp.	17,040	220,498
Diodes, Inc. (a)	2,586	78,071
Entegris, Inc.	7,319	194,246
First Solar, Inc. (a)	4,156	173,721
FormFactor, Inc. (a)	4,109	50,294
Ichor Holdings Ltd. (a)(b)	887	15,744
Impinj, Inc. (a)	660	12,936
Inphi Corp. (a)	1,958	62,656
Integrated Device Technology, Inc. (a)	6,570	307,542
Intel Corp.	231,575	10,856,236
KLA-Tencor Corp.	7,720	706,689
Kopin Corp. (a)	1,061	2,366
Kulicke & Soffa Industries, Inc.	3,132	63,674
Lam Research Corp.	8,093	1,147,021
Lattice Semiconductor Corp. (a)	6,873	41,307
MACOM Technology Solutions Holdings, Inc. (a)	1,472	20,711
Marvell Technology Group Ltd.	20,490	336,241
Maxim Integrated Products, Inc.	13,900	695,278
MaxLinear, Inc. Class A (a)	2,548	49,457
Microchip Technology, Inc. (b)	11,781	774,954
Micron Technology, Inc. (a)	57,245	2,159,281
MKS Instruments, Inc.	2,620	193,068
Monolithic Power Systems, Inc.	1,778	210,017
Nanometrics, Inc. (a)	1,028	32,958
NeoPhotonics Corp. (a)	1,538	12,304
NVE Corp.	189	16,008
NVIDIA Corp.	30,019	6,328,906
ON Semiconductor Corp. (a)	21,760	369,920
PDF Solutions, Inc. (a)	1,227	9,816
Photronics, Inc. (a)	3,002	29,239
Pixelworks, Inc. (a)	518	2,165
Power Integrations, Inc.	1,254	70,625
Qorvo, Inc. (a)	6,372	468,406
Qualcomm, Inc.	72,895	4,584,367
Rambus, Inc. (a)	4,921	42,862
Rudolph Technologies, Inc. (a)	1,360	28,274
Semtech Corp. (a)	3,352	150,639
Silicon Laboratories, Inc. (a)	1,991	162,326
Skyworks Solutions, Inc.	9,043	784,571
SMART Global Holdings, Inc. (a)	111	3,109
SolarEdge Technologies, Inc. (a)(b)	1,807	69,985
SunPower Corp. (a)(b)	2,177	13,084
Synaptics, Inc. (a)	1,530	57,436
Teradyne, Inc.	9,474	326,379
Texas Instruments, Inc.	48,740	4,524,534
Ultra Clean Holdings, Inc. (a)	1,426	15,002
Universal Display Corp. (b)	2,103	258,690
Veeco Instruments, Inc. (a)	1,807	17,185
Versum Materials, Inc.	5,336	168,404
Xilinx, Inc.	12,496	1,066,784
Xperi Corp.	1,993	25,909
		47,369,394
Software - 6.0%
2U, Inc. (a)	2,716	170,864
8x8, Inc. (a)	4,915	84,489
A10 Networks, Inc. (a)	2,273	13,206
ACI Worldwide, Inc. (a)	5,954	149,386
Adobe, Inc. (a)	24,413	5,999,739
Alarm.com Holdings, Inc. (a)	1,121	49,862
Altair Engineering, Inc. Class A (a)	960	36,614
Alteryx, Inc. Class A (a)(b)	1,323	70,106
ANSYS, Inc. (a)	4,267	638,130
AppFolio, Inc. (a)	376	21,470
Appian Corp. Class A (a)	543	13,961
Apptio, Inc. Class A (a)	138	3,574
Aspen Technology, Inc. (a)	3,681	312,480
Asure Software, Inc. (a)	198	2,206
Autodesk, Inc. (a)	10,949	1,415,158
Avaya Holdings Corp. (a)	5,663	92,986
Benefitfocus, Inc. (a)	1,311	46,580
Black Knight, Inc. (a)	5,713	278,623
Blackbaud, Inc.	2,460	176,431
Bottomline Technologies, Inc. (a)	2,091	139,344
Box, Inc. Class A (a)	6,260	112,680
CA Technologies, Inc.	15,283	677,954
Cadence Design Systems, Inc. (a)	13,815	615,735
CDK Global, Inc.	6,548	374,808
Citrix Systems, Inc.	7,083	725,795
Cloudera, Inc. (a)	3,617	49,770
CommVault Systems, Inc. (a)	2,915	169,711
Cornerstone OnDemand, Inc. (a)	2,635	129,774
Coupa Software, Inc. (a)	1,372	88,947
Digimarc Corp. (a)	462	11,610
Ebix, Inc.	1,075	61,608
Ellie Mae, Inc. (a)(b)	1,851	122,684
Envestnet, Inc. (a)	2,522	131,194
Everbridge, Inc. (a)	709	36,038
Fair Isaac Corp. (a)	1,600	308,336
FireEye, Inc. (a)	8,435	155,963
Five9, Inc. (a)	2,431	95,684
Forescout Technologies, Inc. (a)	799	22,004
Fortinet, Inc. (a)	7,462	613,227
Guidewire Software, Inc. (a)	4,049	360,240
Hortonworks, Inc. (a)	2,020	36,077
HubSpot, Inc. (a)	1,743	236,438
Imperva, Inc. (a)	1,481	81,973
Instructure, Inc. (a)	724	27,034
Intuit, Inc.	12,019	2,536,009
j2 Global, Inc.	2,200	160,248
LivePerson, Inc. (a)	3,089	69,811
LogMeIn, Inc.	2,574	221,673
Manhattan Associates, Inc. (a)	3,302	157,637
Microsoft Corp.	381,449	40,742,568
MicroStrategy, Inc. Class A (a)	353	44,467
MINDBODY, Inc. (a)	1,220	38,845
Mitek Systems, Inc. (a)	2,054	18,835
MobileIron, Inc. (a)	2,165	10,468
Model N, Inc. (a)	1,047	16,082
Monotype Imaging Holdings, Inc.	2,037	35,709
New Relic, Inc. (a)	2,073	185,015
Nuance Communications, Inc. (a)	13,359	232,313
Nutanix, Inc. Class A (a)	2,753	114,277
Onespan, Inc. (a)	1,320	19,371
Oracle Corp.	150,522	7,351,494
Parametric Technology Corp. (a)	5,661	466,523
Paycom Software, Inc. (a)(b)	2,346	293,719
Paylocity Holding Corp. (a)	1,541	101,382
Pegasystems, Inc.	1,761	94,249
Progress Software Corp.	2,665	85,653
Proofpoint, Inc. (a)	2,157	196,179
PROS Holdings, Inc. (a)	1,606	52,870
Q2 Holdings, Inc. (a)	1,439	76,598
QAD, Inc. Class A	381	16,166
Qualys, Inc. (a)	1,554	110,707
Rapid7, Inc. (a)	1,174	42,546
RealPage, Inc. (a)	3,123	165,519
Red Hat, Inc. (a)	8,779	1,506,828
Red Violet, Inc. (a)	510	3,004
RingCentral, Inc. (a)	3,398	264,127
SailPoint Technologies Holding, Inc. (a)	953	24,816
Salesforce.com, Inc. (a)	33,972	4,662,317
SendGrid, Inc. (a)	468	16,998
ServiceNow, Inc. (a)	8,646	1,565,272
Splunk, Inc. (a)	6,897	688,596
SPS Commerce, Inc. (a)	997	92,811
SS&C Technologies Holdings, Inc.	8,482	433,939
Symantec Corp.	30,396	551,687
Synopsys, Inc. (a)	7,620	682,219
Tableau Software, Inc. (a)	3,031	323,347
The Rubicon Project, Inc. (a)	790	2,694
The Trade Desk, Inc. (a)	917	113,295
TiVo Corp.	5,357	58,927
Tyler Technologies, Inc. (a)	1,795	379,930
Ultimate Software Group, Inc. (a)	1,444	385,014
Upland Software, Inc. (a)	259	8,169
Varonis Systems, Inc. (a)	814	49,711
Verint Systems, Inc. (a)	3,089	141,075
VirnetX Holding Corp. (a)	2,245	7,409
VMware, Inc. Class A (a)	3,341	472,384
Workday, Inc. Class A (a)	6,649	884,450
Workiva, Inc. (a)	1,235	42,101
Zendesk, Inc. (a)	5,129	281,941
		82,260,487
Technology Hardware, Storage & Peripherals - 4.5%
3D Systems Corp. (a)(b)	5,327	64,350
Apple, Inc.	254,044	55,600,034
Avid Technology, Inc. (a)	595	3,154
Cray, Inc. (a)	1,823	41,364
Diebold Nixdorf, Inc. (b)	3,393	13,233
Eastman Kodak Co. (a)(b)	704	1,718
Electronics for Imaging, Inc. (a)	1,963	59,773
Hewlett Packard Enterprise Co.	78,476	1,196,759
HP, Inc.	83,207	2,008,617
Immersion Corp. (a)	640	6,406
NCR Corp. (a)	6,297	169,074
NetApp, Inc.	13,559	1,064,246
Pure Storage, Inc. Class A (a)	5,242	105,784
Quantum Corp. (a)	557	1,281
Seagate Technology LLC	14,221	572,111
U.S.A. Technologies, Inc. (a)	2,071	12,012
Western Digital Corp.	14,553	626,798
Xerox Corp.	11,069	308,493
		61,855,207

TOTAL INFORMATION TECHNOLOGY		282,000,461

MATERIALS - 2.6%
Chemicals - 1.6%
A. Schulman, Inc. rights (a)(c)	493	942
Advanced Emissions Solutions, Inc.	349	3,455
AdvanSix, Inc. (a)	1,506	41,776
Air Products & Chemicals, Inc.	10,788	1,665,128
Albemarle Corp. U.S.	5,495	545,214
American Vanguard Corp.	1,302	20,962
Ashland Global Holdings, Inc.	2,965	219,351
Axalta Coating Systems Ltd. (a)	11,548	285,005
Balchem Corp.	1,625	152,181
Cabot Corp.	3,225	156,993
Celanese Corp. Class A	6,723	651,728
CF Industries Holdings, Inc.	11,764	565,025
Chase Corp.	272	29,332
DowDuPont, Inc.	115,841	6,246,147
Eastman Chemical Co.	7,121	557,930
Ecolab, Inc.	12,733	1,950,059
Ferro Corp. (a)	3,606	61,086
Flotek Industries, Inc. (a)	973	1,761
FMC Corp.	6,690	522,355
H.B. Fuller Co.	2,711	120,531
Hawkins, Inc.	233	7,843
Huntsman Corp.	10,170	222,520
Ingevity Corp. (a)	2,054	187,078
Innophos Holdings, Inc.	960	28,128
Innospec, Inc.	1,039	69,530
International Flavors & Fragrances, Inc.	3,889	562,583
Intrepid Potash, Inc. (a)	3,828	15,121
KMG Chemicals, Inc.	493	36,985
Koppers Holdings, Inc. (a)	991	26,509
Kraton Performance Polymers, Inc. (a)	1,357	37,372
Kronos Worldwide, Inc.	925	12,978
LSB Industries, Inc. (a)	366	2,782
LyondellBasell Industries NV Class A	16,094	1,436,711
Minerals Technologies, Inc.	2,412	132,057
NewMarket Corp.	486	187,577
Olin Corp.	7,702	155,580
OMNOVA Solutions, Inc. (a)	1,203	8,890
Platform Specialty Products Corp. (a)	10,414	112,679
PolyOne Corp.	3,965	128,109
PPG Industries, Inc.	12,693	1,333,907
PQ Group Holdings, Inc. (a)	1,526	24,492
Quaker Chemical Corp.	670	120,533
Rayonier Advanced Materials, Inc.	2,231	27,620
RPM International, Inc.	6,578	402,376
Sensient Technologies Corp.	2,147	139,254
Sherwin-Williams Co.	4,080	1,605,358
Stepan Co.	1,144	94,483
The Chemours Co. LLC	9,113	300,820
The Mosaic Co.	17,363	537,211
The Scotts Miracle-Gro Co. Class A	2,334	155,771
Trinseo SA	2,002	107,868
Tronox Ltd. Class A	3,850	44,083
Valvoline, Inc.	10,349	206,152
Venator Materials PLC (a)	2,162	14,615
W.R. Grace & Co.	3,105	201,173
Westlake Chemical Corp.	1,694	120,782
		22,604,491
Construction Materials - 0.1%
Eagle Materials, Inc.	2,788	205,866
Forterra, Inc. (a)	359	1,619
Foundation Building Materials, Inc. (a)	198	1,887
Martin Marietta Materials, Inc.	3,124	535,079
nVent Electric PLC	8,153	199,096
Summit Materials, Inc.	4,910	66,285
U.S. Concrete, Inc. (a)	645	21,053
United States Lime & Minerals, Inc.	22	1,650
Vulcan Materials Co.	6,485	655,893
		1,688,428
Containers & Packaging - 0.4%
Aptargroup, Inc.	3,124	318,523
Avery Dennison Corp.	4,371	396,537
Ball Corp.	17,200	770,560
Bemis Co., Inc.	4,445	203,448
Berry Global Group, Inc. (a)	6,363	277,554
Crown Holdings, Inc. (a)	6,783	286,853
Graphic Packaging Holding Co.	15,046	165,656
Greif, Inc. Class A	1,048	49,570
International Paper Co.	20,266	919,266
Myers Industries, Inc.	868	13,766
Owens-Illinois, Inc. (a)	7,782	121,944
Packaging Corp. of America	4,683	429,946
Sealed Air Corp.	9,024	292,017
Silgan Holdings, Inc.	3,535	84,946
Sonoco Products Co.	5,222	285,017
WestRock Co.	12,683	544,989
		5,160,592
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	16,538	61,191
Alcoa Corp. (a)	8,523	298,220
Allegheny Technologies, Inc. (a)	5,918	153,217
Atkore International Group, Inc. (a)	732	14,098
Carpenter Technology Corp.	2,197	95,811
Century Aluminum Co. (a)	2,078	16,499
Cleveland-Cliffs, Inc. (b)	13,816	148,660
Coeur d'Alene Mines Corp. (a)	8,762	41,882
Commercial Metals Co.	6,200	118,172
Compass Minerals International, Inc.	1,807	87,658
Freeport-McMoRan, Inc.	66,164	770,811
Gold Resource Corp.	3,817	16,528
Haynes International, Inc.	1,092	31,624
Hecla Mining Co.	17,868	42,883
Kaiser Aluminum Corp.	728	69,429
Materion Corp.	1,291	73,368
McEwen Mining, Inc. (b)	12,248	24,006
Newmont Mining Corp.	26,145	808,403
Nucor Corp.	15,984	944,974
Olympic Steel, Inc.	153	2,886
Reliance Steel & Aluminum Co.	3,535	278,982
Royal Gold, Inc.	3,270	250,580
Ryerson Holding Corp. (a)	285	2,616
Schnitzer Steel Industries, Inc. Class A	1,365	36,719
Steel Dynamics, Inc.	11,654	461,498
SunCoke Energy, Inc.	4,021	45,035
TimkenSteel Corp. (a)	1,425	16,573
United States Steel Corp.	8,812	233,782
Warrior Metropolitan Coal, Inc.	784	21,952
Worthington Industries, Inc.	2,169	90,838
		5,258,895
Paper & Forest Products - 0.1%
Boise Cascade Co.	1,564	48,156
Clearwater Paper Corp. (a)	603	14,556
Domtar Corp.	3,081	142,681
Kapstone Paper & Packaging Corp.	4,242	148,470
Louisiana-Pacific Corp.	7,548	164,320
Mercer International, Inc. (SBI)	2,652	40,337
Neenah, Inc.	720	57,931
P.H. Glatfelter Co.	2,627	47,023
Resolute Forest Products	4,537	51,132
Schweitzer-Mauduit International, Inc.	1,769	56,466
Verso Corp. (a)	1,561	43,880
		814,952

TOTAL MATERIALS		35,527,358

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	4,681	130,319
Agree Realty Corp.	1,830	104,804
Alexander & Baldwin, Inc.	3,010	58,815
Alexanders, Inc.	198	62,372
Alexandria Real Estate Equities, Inc.	5,170	631,929
American Assets Trust, Inc.	1,474	56,543
American Campus Communities, Inc.	6,428	253,970
American Homes 4 Rent Class A	12,369	260,615
American Tower Corp.	21,169	3,298,342
Americold Realty Trust	2,575	63,731
Apartment Investment & Management Co. Class A	7,444	320,390
Apple Hospitality (REIT), Inc.	10,144	164,028
Armada Hoffler Properties, Inc.	1,131	16,942
Ashford Hospitality Trust, Inc.	3,749	19,307
AvalonBay Communities, Inc.	6,797	1,192,058
Bluerock Residential Growth (REIT), Inc.	351	3,324
Boston Properties, Inc.	7,564	913,429
Braemar Hotels & Resorts, Inc.	823	8,757
Brandywine Realty Trust (SBI)	9,710	136,523
Brixmor Property Group, Inc.	14,938	241,996
Camden Property Trust (SBI)	4,548	410,548
CareTrust (REIT), Inc.	3,795	67,020
CatchMark Timber Trust, Inc.	4,356	38,551
CBL & Associates Properties, Inc. (b)	6,928	22,862
Cedar Realty Trust, Inc.	2,268	8,550
Chatham Lodging Trust	1,975	38,513
Chesapeake Lodging Trust	2,479	72,858
City Office REIT, Inc.	735	8,100
Colony Capital, Inc.	27,275	160,104
Columbia Property Trust, Inc.	6,770	151,987
Community Healthcare Trust, Inc.	1,094	32,514
CorEnergy Infrastructure Trust, Inc.	238	8,599
CorePoint Lodging, Inc.	1,727	28,271
CoreSite Realty Corp.	1,724	161,815
Corporate Office Properties Trust (SBI)	5,183	133,929
Corrections Corp. of America	6,248	140,330
Cousins Properties, Inc.	25,162	209,096
Crown Castle International Corp.	20,064	2,181,759
CubeSmart	9,186	266,210
CyrusOne, Inc.	4,764	253,588
DDR Corp.	8,230	102,299
DiamondRock Hospitality Co.	11,172	116,747
Digital Realty Trust, Inc.	10,200	1,053,252
Douglas Emmett, Inc.	7,486	270,918
Duke Realty Corp.	18,298	504,476
Easterly Government Properties, Inc.	2,365	42,972
EastGroup Properties, Inc.	1,970	188,706
Empire State Realty Trust, Inc.	5,930	94,050
EPR Properties	3,247	223,199
Equinix, Inc.	3,877	1,468,375
Equity Commonwealth	6,658	198,275
Equity Lifestyle Properties, Inc.	4,308	407,925
Equity Residential (SBI)	18,040	1,171,878
Essex Property Trust, Inc.	3,257	816,790
Extra Space Storage, Inc.	6,343	571,251
Farmland Partners, Inc. (b)	594	4,069
Federal Realty Investment Trust (SBI)	3,659	453,899
First Industrial Realty Trust, Inc.	5,635	172,995
Forest City Realty Trust, Inc. Class A	12,764	321,142
Four Corners Property Trust, Inc.	2,711	70,703
Franklin Street Properties Corp.	4,083	28,418
Front Yard Residential Corp. Class B	2,383	22,090
Gaming & Leisure Properties	10,045	338,416
Getty Realty Corp.	1,846	49,528
Gladstone Commercial Corp.	697	13,236
Global Medical REIT, Inc.	289	2,647
Global Net Lease, Inc.	4,314	87,359
Government Properties Income Trust	4,137	36,530
HCP, Inc.	23,366	643,733
Healthcare Realty Trust, Inc.	6,337	176,549
Healthcare Trust of America, Inc.	10,989	288,571
Hersha Hospitality Trust	1,846	32,416
Highwoods Properties, Inc. (SBI)	4,759	202,924
Hospitality Properties Trust (SBI)	7,855	201,245
Host Hotels & Resorts, Inc.	36,089	689,661
Hudson Pacific Properties, Inc.	7,612	230,644
Independence Realty Trust, Inc.	4,392	43,525
Industrial Logistics Properties Trust	661	14,271
InfraReit, Inc.	2,035	42,776
Investors Real Estate Trust	8,703	47,257
Invitation Homes, Inc.	14,402	315,116
Iron Mountain, Inc.	13,984	428,050
iStar Financial, Inc.	2,881	30,251
JBG SMITH Properties	5,049	189,237
Jernigan Capital, Inc.	213	4,168
Kilroy Realty Corp.	5,190	357,487
Kimco Realty Corp.	21,239	341,736
Kite Realty Group Trust	4,350	68,904
Lamar Advertising Co. Class A	4,222	309,557
LaSalle Hotel Properties (SBI)	5,481	180,928
Lexington Corporate Properties Trust	9,500	73,815
Liberty Property Trust (SBI)	7,001	293,132
Life Storage, Inc.	2,171	204,421
LTC Properties, Inc.	2,487	106,369
Mack-Cali Realty Corp.	3,943	80,043
MedEquities Realty Trust, Inc.	835	6,905
Medical Properties Trust, Inc.	18,752	278,655
Mid-America Apartment Communities, Inc.	5,789	565,643
Monmouth Real Estate Investment Corp. Class A	3,284	49,129
National Health Investors, Inc.	1,912	140,456
National Retail Properties, Inc.	7,953	371,803
National Storage Affiliates Trust	2,854	76,002
New Senior Investment Group, Inc.	4,135	23,652
NexPoint Residential Trust, Inc.	709	25,269
NorthStar Realty Europe Corp.	2,371	31,819
Omega Healthcare Investors, Inc.	10,032	334,567
Outfront Media, Inc.	6,662	118,051
Paramount Group, Inc.	9,141	130,625
Park Hotels & Resorts, Inc.	8,001	232,589
Pebblebrook Hotel Trust (b)	3,880	130,795
Pennsylvania Real Estate Investment Trust (SBI) (b)	3,454	30,913
Physicians Realty Trust	8,886	147,330
Piedmont Office Realty Trust, Inc. Class A	6,712	120,950
Potlatch Corp.	1,839	66,664
Preferred Apartment Communities, Inc. Class A	1,781	30,010
Prologis, Inc.	26,392	1,701,492
PS Business Parks, Inc.	1,098	143,399
Public Storage	7,394	1,519,245
QTS Realty Trust, Inc. Class A	2,531	96,988
Ramco-Gershenson Properties Trust (SBI)	3,259	43,280
Rayonier, Inc.	6,727	203,155
Realty Income Corp.	13,979	842,514
Regency Centers Corp.	7,760	491,674
Retail Opportunity Investments Corp.	4,733	83,253
Retail Properties America, Inc.	11,365	139,449
Rexford Industrial Realty, Inc.	4,214	133,457
RLJ Lodging Trust	9,021	175,368
Ryman Hospitality Properties, Inc.	2,664	206,700
Sabra Health Care REIT, Inc.	8,960	193,984
Safety Income and Growth, Inc.	136	2,445
Saul Centers, Inc.	668	31,904
SBA Communications Corp. Class A (a)	5,831	945,613
Select Income REIT	2,715	51,341
Senior Housing Properties Trust (SBI)	11,599	186,396
Seritage Growth Properties (b)	1,276	48,514
Simon Property Group, Inc.	15,356	2,818,133
SL Green Realty Corp.	4,866	444,071
Spirit MTA REIT	1,828	19,578
Spirit Realty Capital, Inc.	20,577	160,912
Stag Industrial, Inc.	4,271	113,011
Store Capital Corp.	7,686	223,125
Summit Hotel Properties, Inc.	4,462	51,402
Sun Communities, Inc.	3,951	396,957
Sunstone Hotel Investors, Inc.	11,843	171,368
Tanger Factory Outlet Centers, Inc.	5,557	123,699
Taubman Centers, Inc.	2,837	156,063
Terreno Realty Corp.	2,947	110,306
The GEO Group, Inc.	6,110	135,092
The Macerich Co.	5,323	274,773
TIER REIT, Inc.	3,063	66,375
UDR, Inc.	12,947	507,393
UMH Properties, Inc.	2,207	31,626
Uniti Group, Inc.	7,926	151,704
Universal Health Realty Income Trust (SBI)	754	48,331
Urban Edge Properties	6,648	136,218
Urstadt Biddle Properties, Inc. Class A	1,835	36,535
Ventas, Inc.	17,809	1,033,634
VEREIT, Inc.	48,502	355,520
Vornado Realty Trust	8,511	579,429
Washington Prime Group, Inc.	8,676	55,526
Washington REIT (SBI)	3,901	108,721
Weingarten Realty Investors (SBI)	5,599	157,444
Welltower, Inc.	18,193	1,202,012
Weyerhaeuser Co.	37,732	1,004,803
Whitestone REIT Class B	2,758	37,123
WP Carey, Inc.	5,106	337,047
Xenia Hotels & Resorts, Inc.	5,881	120,855
		48,083,113
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	473	11,934
CBRE Group, Inc. (a)	15,042	606,042
Colony NorthStar Credit Real Estate, Inc.	3,854	82,244
Forestar Group, Inc. (a)	182	3,276
HFF, Inc.	1,918	70,487
Howard Hughes Corp. (a)	1,981	220,921
Jones Lang LaSalle, Inc.	2,308	305,256
Kennedy-Wilson Holdings, Inc.	6,553	124,376
Marcus & Millichap, Inc. (a)	484	16,804
Newmark Group, Inc.	5,118	49,849
RE/MAX Holdings, Inc.	851	31,819
Realogy Holdings Corp. (b)	6,665	127,102
Retail Value, Inc. (a)	763	21,372
Tejon Ranch Co. (a)	511	9,709
The St. Joe Co. (a)	2,455	37,291
		1,718,482

TOTAL REAL ESTATE		49,801,595

UTILITIES - 3.0%
Electric Utilities - 1.7%
Allete, Inc.	2,607	192,918
Alliant Energy Corp.	11,523	495,259
American Electric Power Co., Inc.	24,283	1,781,401
Duke Energy Corp.	34,547	2,854,619
Edison International	16,156	1,121,065
El Paso Electric Co.	2,083	118,835
Entergy Corp.	8,841	742,202
Evergy, Inc.	6,919	387,395
Eversource Energy	15,663	990,841
Exelon Corp.	47,266	2,070,723
FirstEnergy Corp.	21,944	818,072
Hawaiian Electric Industries, Inc.	4,876	181,875
IDACORP, Inc.	2,571	239,771
MGE Energy, Inc.	2,004	125,210
NextEra Energy, Inc.	23,098	3,984,405
OGE Energy Corp.	9,958	359,982
Otter Tail Corp.	2,163	97,486
PG&E Corp.	25,566	1,196,744
Pinnacle West Capital Corp.	5,371	441,765
PNM Resources, Inc.	4,253	163,358
Portland General Electric Co.	4,589	206,872
PPL Corp.	33,512	1,018,765
Southern Co.	49,786	2,241,864
Spark Energy, Inc. Class A,	210	1,567
Vistra Energy Corp. (a)	14,101	319,106
Xcel Energy, Inc.	25,110	1,230,641
		23,382,741
Gas Utilities - 0.2%
Atmos Energy Corp.	5,373	500,119
Chesapeake Utilities Corp.	868	68,963
National Fuel Gas Co.	4,290	232,904
New Jersey Resources Corp.	4,300	193,930
Northwest Natural Holding Co.	1,270	82,283
ONE Gas, Inc.	2,589	204,298
South Jersey Industries, Inc.	3,722	109,948
Southwest Gas Holdings, Inc.	2,444	188,848
Spire, Inc.	2,403	174,410
UGI Corp.	8,556	453,981
		2,209,684
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	14,806	535,829
NRG Yield, Inc.:
Class A	2,607	50,628
Class C	1,766	34,631
Ormat Technologies, Inc.	1,634	83,612
Pattern Energy Group, Inc.	4,885	87,539
Terraform Power, Inc.	2,123	23,926
The AES Corp.	32,883	479,434
		1,295,599
Multi-Utilities - 0.9%
Ameren Corp.	12,006	775,347
Avangrid, Inc.	2,676	125,799
Avista Corp.	2,991	153,797
Black Hills Corp.	2,496	148,512
CenterPoint Energy, Inc.	21,470	579,905
CMS Energy Corp.	13,848	685,753
Consolidated Edison, Inc.	15,381	1,168,956
Dominion Resources, Inc.	31,615	2,257,943
DTE Energy Co.	8,884	998,562
MDU Resources Group, Inc.	10,584	264,177
NiSource, Inc.	16,707	423,690
NorthWestern Energy Corp.	2,634	154,774
Public Service Enterprise Group, Inc.	25,089	1,340,505
SCANA Corp.	6,959	278,708
Sempra Energy	12,395	1,364,937
Unitil Corp.	689	32,734
Vectren Corp.	3,622	259,082
WEC Energy Group, Inc.	15,545	1,063,278
		12,076,459
Water Utilities - 0.1%
American States Water Co.	2,127	130,215
American Water Works Co., Inc.	8,807	779,684
Aqua America, Inc.	8,450	274,879
AquaVenture Holdings Ltd. (a)	204	3,417
Cadiz, Inc. (a)	853	9,485
California Water Service Group	2,531	106,302
Connecticut Water Service, Inc.	666	46,034
Middlesex Water Co.	850	38,250
Select Energy Services, Inc. Class A (a)	389	3,719
SJW Corp.	686	41,661
		1,433,646

TOTAL UTILITIES		40,398,129

TOTAL COMMON STOCKS
(Cost $1,441,185,712)		1,361,498,470

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.23% (d)	10,933,042	10,935,228
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	8,040,315	8,041,119
TOTAL MONEY MARKET FUNDS
(Cost $18,976,347)		18,976,347
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,460,162,059)		1,380,474,817
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,328,900)
NET ASSETS - 100%		$1,364,145,917

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec. 2018	$151,190	$3,353	$3,353
CME E-mini S&P 500 Index Contracts (United States)	18	Dec. 2018	2,439,990	48,183	48,183
TOTAL FUTURES CONTRACTS					$51,536

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,123
Fidelity Securities Lending Cash Central Fund	7,479
Total	$67,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$122,950,027	$122,950,027	$--	$--
Consumer Discretionary	138,688,134	138,688,134	--	--
Consumer Staples	90,611,302	90,611,302	--	--
Energy	72,603,481	72,603,481	--	--
Financials	194,385,922	194,385,922	--	--
Health Care	197,552,788	197,552,788	--	--
Industrials	136,979,273	136,979,273	--	--
Information Technology	282,000,461	282,000,461	--	--
Materials	35,527,358	35,526,416	--	942
Real Estate	49,801,595	49,801,595	--	--
Utilities	40,398,129	40,398,129	--	--
Money Market Funds	18,976,347	18,976,347	--	--
Total Investments in Securities:	$1,380,474,817	$1,380,473,875	$--	$942
Derivative Instruments:
Assets
Futures Contracts	$51,536	$51,536	$--	$--
Total Assets	$51,536	$51,536	$--	$--
Total Derivative Instruments:	$51,536	$51,536	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$51,536	$0
Total Equity Risk	51,536	0
Total Value of Derivatives	$51,536	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $7,915,679) — See accompanying schedule: Unaffiliated issuers (cost $1,441,185,712)	$1,361,498,470
Fidelity Central Funds (cost $18,976,347)	18,976,347
Total Investment in Securities (cost $1,460,162,059)		$1,380,474,817
Segregated cash with brokers for derivative instruments		100,210
Cash		50,728
Receivable for fund shares sold		18,486,060
Dividends receivable		981,762
Distributions receivable from Fidelity Central Funds		23,220
Receivable for daily variation margin on futures contracts		18,131
Total assets		1,400,134,928
Liabilities
Payable to custodian bank	$14,517
Payable for investments purchased	26,399,826
Payable for fund shares redeemed	1,533,504
Other payables and accrued expenses	57
Collateral on securities loaned	8,041,107
Total liabilities		35,989,011
Net Assets		$1,364,145,917
Net Assets consist of:
Paid in capital		$1,440,252,473
Total distributable earnings (loss)		(76,106,556)
Net Assets, for 142,650,209 shares outstanding		$1,364,145,917
Net Asset Value, offering price and redemption price per share ($1,364,145,917 ÷ 142,650,209 shares)		$9.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 2, 2018 (commencement of operations) to October 31, 2018
Investment Income
Dividends		$3,437,481
Income from Fidelity Central Funds		67,602
Total income		3,505,083
Expenses
Independent trustees' fees and expenses	$458
Total expenses		458
Net investment income (loss)		3,504,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,302
Fidelity Central Funds	(47)
Foreign currency transactions	(63)
Futures contracts	89,303
Total net realized gain (loss)		167,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,687,242)
Assets and liabilities in foreign currencies	7
Futures contracts	51,536
Total change in net unrealized appreciation (depreciation)		(79,635,699)
Net gain (loss)		(79,468,204)
Net increase (decrease) in net assets resulting from operations		$(75,963,579)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,504,625
Net realized gain (loss)	167,495
Change in net unrealized appreciation (depreciation)	(79,635,699)
Net increase (decrease) in net assets resulting from operations	(75,963,579)
Share transactions
Proceeds from sales of shares	1,515,817,577
Cost of shares redeemed	(75,708,081)
Net increase (decrease) in net assets resulting from share transactions	1,440,109,496
Total increase (decrease) in net assets	1,364,145,917
Net Assets
Beginning of period	–
End of period	$1,364,145,917
Other Information
Shares
Sold	150,238,900
Redeemed	(7,588,691)
Net increase (decrease)	142,650,209

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.48)
Total from investment operations	(.44)
Net asset value, end of period	$9.56
Total ReturnC	(4.40)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,146
Portfolio turnover rateH	0%I,J

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund are funds of Fidelity Concord Street Trust, and Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Salem Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on each Statement of Changes in Net Assets may contain exchanges between affiliated funds.

During July 2018, the Board of Trustees approved the reorganization of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund from Fidelity Salem Street Trust to Fidelity Concord Street Trust effective the close of business on January 11, 2019.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$76,499,351	$796,138	$(5,089,228)	$(4,293,090)
Fidelity ZERO International Index Fund	471,149,415	3,983,270	(31,552,958)	(27,569,688)
Fidelity ZERO Large Cap Index Fund	112,138,881	1,071,161	(6,126,224)	(5,055,063)
Fidelity ZERO Total Market Index Fund	1,460,162,556	17,466,756	(97,154,495)	(79,687,739)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$65,271	$–	$(6,977)	$(4,293,090)
Fidelity ZERO International Index Fund	1,591,778	–	(2,351,156)	(27,516,311)
Fidelity ZERO Large Cap Index Fund	95,570	–	(1,646)	(5,055,063)
Fidelity ZERO Total Market Index Fund	3,496,673	84,503	–	(79,687,732)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity ZERO Extended Market Index Fund	$(2,572)	$(4,405)	$(6,977)
Fidelity ZERO International Index Fund	(981,712)	(1,369,444)	(2,351,156)
Fidelity ZERO Large Cap Index Fund	–	(1,646)	(1,646)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity ZERO International Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	73,011,672	161,914
Fidelity ZERO International Index Fund	412,516,512	1,398,610
Fidelity ZERO Large Cap Index Fund	110,526,022	758,068
Fidelity ZERO Total Market Index Fund	1,446,694,083	4,595,486

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity ZERO Extended Market Index Fund	$686	$5	$2,604
Fidelity ZERO International Index Fund	$244	$–	$–
Fidelity ZERO Large Cap Index Fund	$6	$–	$–
Fidelity ZERO Total Market Index Fund	$7,479	$41	$48,228

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2018 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of its operations, the changes in their net assets and the financial highlights for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2018 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of its operations, the changes in their net assets and the financial highlights for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers - Fidelity Concord Street Trust

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Trustees and Officers - Fidelity Salem Street Trust

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 260 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (August 2, 2018 to October 31, 2018) for Fidelity ZERO Total Market Index Fund and Fidelity ZERO International Index Fund and for the period (September 13, 2018 to October 31, 2018) for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Fidelity ZERO Extended Market Index Fund	- %-B
Actual		$1,000.00	$899.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO International Index Fund	- %-B
Actual		$1,000.00	$913.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO Large Cap Index Fund	- %-B
Actual		$1,000.00	$935.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F
Fidelity ZERO Total Market Index Fund	- %-B
Actual		$1,000.00	$956.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount less than .005%.

 C Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period August 2, 2018 to October 31, 2018) for Fidelity ZERO Total Market Index Fund and Fidelity ZERO International Index Fund and multiplied by 49/365 (to reflect the period September 13, 2018 to October 31, 2018) for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund.

 D Amount less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity ZERO Extended Market Index Fund	12/17/2018	12/14/2018	$0.038	$0.000
Fidelity ZERO International Index Fund	12/17/2018	12/14/2018	$0.056	$0.000
Fidelity ZERO Large Cap Index Fund	12/17/2018	12/14/2018	$0.035	$0.000
Fidelity ZERO Total Market Index Fund	12/17/2018	12/14/2018	$0.053	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity ZERO Total Market Index Fund	$84,503

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Extended Market Index Fund
Fidelity ZERO Large Cap Index Fund  On July 18, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co, Inc. (FMRC) and the sub-advisory agreement (together, the Advisory Contracts) for each fund with Geode Capital Management, LLC (Geode). FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund will not pay FMRC a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMRC or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses.

Based on its review, the Board concluded that the funds’ management fees and projected total expense ratios were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that, because the fund will pay no advisory fees and FMRC or an affiliate will bear all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO International Index Fund
Fidelity ZERO Total Market Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement (together, the Advisory Contracts) for each fund with Geode Capital Management, LLC (Geode). FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund will not pay FMRC a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMRC or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses.

Based on its review, the Board concluded that the funds' management fees and projected total expense ratios were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that, because the fund will pay no advisory fees and FMRC or an affiliate will bear all expenses of the fund, with limited exceptions, the realization of economies of scale was not a material factor in the Board’s decision to approve the funds’ Advisory Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be approved.

EML-ANN-1218
1.9891446.100

Item 2.

Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Index Fund, Fidelity Zero Extended Market Index Fund and Fidelity Zero Large Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$52,000	$-	$6,000	$300
Fidelity Zero Extended Market Index Fund	$56,000	$-	$4,800	$100
Fidelity Zero Large Cap Index Fund	$39,000	$-	$4,800	$100

October 31, 2017 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$-	$-	$-	$-
Fidelity Zero Extended Market Index Fund	$-	$-	$-	$-
Fidelity Zero Large Cap Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series International Index Fund commenced operations on August 17, 2018 and Fidelity Zero Extended Market Index Fund and Fidelity Zero Large Cap Index Fund commenced operations on September 13, 2018.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2018A,B	October 31, 2017B
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series International Index Fund, Fidelity Zero Extended Market Index Fund and Fidelity Zero Large Cap Index Funds’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A,B	October 31, 2017B
Deloitte Entities	$770,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series International Index Fund, Fidelity Zero Extended Market Index Fund and Fidelity Zero Large Cap Index Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018